2002 SEMI-ANNUAL REPORT
March 31, 2002

[MORGAN STANLEY LOGO]

Morgan Stanley Institutional Fund Trust

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio
Special Purpose Fixed Income Portfolio
Investment Grade Fixed Income Portfolio
U.S. Core Fixed Income Portfolio
Cash Reserves Portfolio
Global Fixed Income Portfolio
High Yield Portfolio
Intermediate Duration Portfolio
International Fixed Income Portfolio
Limited Duration Portfolio
Municipal Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio
Multi-Asset-Class Portfolio

2002 SEMI-ANNUAL REPORT
March 31, 2002

Table of Contents

Morgan Stanley Institutional Fund Trust
is pleased to present the Semi-Annual
Report for the Fixed Income and
Balanced Portfolios as of March 31,
2002. Please call your client service
representative at 800-354-8185 with any
questions regarding this report.

President's Letter                                          1
-------------------------------------------------------------
PORTFOLIO OVERVIEWS AND STATEMENTS OF NET ASSETS
Core Fixed Income Distinguishing Characteristics and
  General Strategy                                          2
-------------------------------------------------------------
  Core Plus Fixed Income Portfolio                          3
-------------------------------------------------------------
  Special Purpose Fixed Income Portfolio                   13
-------------------------------------------------------------
  Investment Grade Fixed Income Portfolio                  21
-------------------------------------------------------------
  U.S. Core Fixed Income Portfolio                         29
-------------------------------------------------------------
Cash Reserves Portfolio                                    37
-------------------------------------------------------------
Global Fixed Income Portfolio                              40
-------------------------------------------------------------
High Yield Portfolio                                       45
-------------------------------------------------------------
Intermediate Duration Portfolio                            54
-------------------------------------------------------------
International Fixed Income Portfolio                       62
-------------------------------------------------------------
Limited Duration Portfolio                                 66
-------------------------------------------------------------
Municipal Portfolio                                        73
-------------------------------------------------------------
Balanced Portfolio                                         82
-------------------------------------------------------------
Multi-Asset-Class Portfolio                                93
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                  108
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       112
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      121
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             137
-------------------------------------------------------------

This semi-annual report contains
certain investment return information.
Past performance is not indicative of
future results and the investment
return and principal value of an
investment will fluctuate so that an
investor's shares, when redeemed, may
be worth either more or less than their
original cost.

This report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied
by a current prospectus.

2002 SEMI-ANNUAL REPORT
March 31, 2002
                                                                               1

President's Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Fund Trust's Semi-Annual Report for the six months ended March 31, 2002. Our Fund currently offers 24 portfolios that provide investors with a diverse array of equity, fixed-income, and asset allocation products. In this report you will find performance statistics and a complete list of holdings for each of the Fund's Fixed Income/Balanced Portfolios. The Semi-Annual Report for the Equity and Advisory Portfolios of the Fund are presented separately.

MARKET OVERVIEW

In the six months after the devastating terrorist attacks of September 11, U.S. markets and the economy proved resilient. Equity markets bounced back, commerce resumed, and the economy managed to surpass expectations.

During the half year ending March 2002, most equity markets enjoyed a significant rebound after lows were made on September 21, just five trading days after the September 11 terrorist attacks. The Dow Jones Industrials gained 18% from October to March, while the S&P 500 had a somewhat more subdued gain of 10%. The Nasdaq, even after retreating from its post-September high in January, appreciated 23% for the six-month period. Small-cap equities also were buoyant; the Russell 2000 index rose 25% from October to March.

From the September lows, growth issues outperformed value issues. The S&P Barra Growth grew by 12%, while the value index grew by 8% for the half year.

Consistent with the Nasdaq's good performance, the strongest S&P 500 sector from October to March was technology, which gained 25%. Following not far behind were materials (23%) and consumer discretionary (21%). Health care remained flat for the time period after being one of the strongest sectors during much of the bear market. Bringing up the rear was the telecommunications group, which lost 25% over the six months. Telecoms have lost nearly 60% of their value since their peak in late 1999.

During this period, bonds also appreciated, driven by extraordinarily aggressive Fed easing. After September 11, the Federal Reserve lopped 125 basis points off of an already low fed funds rate, bringing the overnight rate to 1.75%. The Lehman Brothers Aggregate Bond index gained 0.14% for the six months ending March. Most of the appreciation in bond prices came at the short end of the yield curve.

But the pace of bond market gains was markedly slower than earlier quarters, largely because the economy appeared much more resilient than many had expected. In December, the NBER declared that the U.S. economy had officially entered recession in March 2001. But to the surprise of many, in the fourth quarter of 2001, the economy grew by 1.7%, rather than an expected decline. After a brief respite in September and October, consumer spending and sentiment were very strong through March 2002. In addition, there were signs of a rebound in manufacturing activity, and the jobless rate stabilized.

MARKET OUTLOOK

As the economy gathers steam, we believe corporate profits seem set to recover. The economy already surprised markets by expanding in the fourth quarter and it appears ready to surprise to the up-side yet again over the next few quarters. Consumption remained strong despite the recession in manufacturing, consumer confidence is high, and the job market has stabilized. We believe the benefits of the Fed's aggressive easing to continue to radiate throughout the economy, boosting markets.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
April 2002

2

Portfolio Overview (Unaudited)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING CHARACTERISTICS AND GENERAL
STRATEGY

- CORE PLUS FIXED INCOME PORTFOLIO

- SPECIAL PURPOSE FIXED INCOME PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

- U.S. CORE FIXED INCOME PORTFOLIO

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high average credit quality. To meet the various needs of different core fixed-income investors, MSIF Trust offers four different core fixed-income mutual funds -- all of which are actively managed by Morgan Stanley Investment Management's fixed-income team.

The CORE PLUS FIXED INCOME PORTFOLIO is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Adviser's core fixed-income capabilities. The SPECIAL PURPOSE FIXED INCOME PORTFOLIO has similar broad guidelines, but is designed especially for use as part of a balanced investment program. The CORE PLUS FIXED INCOME and SPECIAL PURPOSE FIXED INCOME PORTFOLIOS may opportunistically invest in high yield securities. The INVESTMENT GRADE FIXED INCOME PORTFOLIO invests only in fixed-income securities with credit-quality ratings of BBB or better, while the U.S. CORE FIXED INCOME PORTFOLIO invests only in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

Morgan Stanley Investment Management's core fixed-income strategies have three major goals. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to provide a hedge against a severe economic contraction. Seeking to provide this hedge, each Portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach is designed to position each Portfolio to perform well when other market sectors experience poor returns.

Portfolio Overview (Unaudited)

                                                                               3
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

CORE PLUS FIXED INCOME PORTFOLIO
-----------------------------------------------------------
                       Institutional   Investment   Adviser       Salomon Broad
                         Class [ ]      Class (L)   Class (P)   Investment Grade Index
----------------------------------------------------------------------------------------
Six Months                 1.64%         1.51%       1.44%            0.10%
----------------------------------------------------------------------------------------
One Year                   6.38%         6.24%       6.04%            5.34%
----------------------------------------------------------------------------------------
Five Years                 7.35%         7.18%       7.07%            7.56%
----------------------------------------------------------------------------------------
Ten Years                  8.06%         N/A         N/A              7.41%
----------------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

(L)Represents an investment in the Investment Class which commenced operations 10/15/96.

(P)Represents an investment in the Adviser Class which commenced operations 11/7/96.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

4

Statement of Net Assets (Unaudited)

CORE PLUS FIXED INCOME PORTFOLIO (FORMERLY FIXED INCOME PORTFOLIO) FIXED INCOME SECURITIES (117.2%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
MARCH 31, 2002                            & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (71.4%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   6.50%, 4/15/31                           Agy       $   71,800   $     71,512
   7.00%, 4/1/32                            Agy           15,250         15,540
   7.50%, 4/1/32                            Agy           70,050         72,567
 Conventional Pools:
   10.00%, 2/1/10-11/1/20                   Agy            7,103          7,844
   10.50%, 8/1/09-3/1/19                    Agy              234            262
   11.00%, 5/1/11-9/1/20                    Agy            1,611          1,804
   11.25%, 10/1/11-12/1/15                  Agy              586            657
   11.50%, 1/1/11-12/1/15                   Agy               66             75
   11.75%, 4/1/19                           Agy               25             29
   12.00%, 10/1/09-2/1/15                   Agy               93            107
   13.00%, 6/1/19                           Agy               21             25
   14.00%, 8/1/14                           Agy                6              7
   14.75%, 3/1/10                           Agy                8              9
 Gold Pools:
   7.50%, 3/1/30-11/1/30                    Agy            7,509          7,782
   7.50%, 12/1/30                           Agy            3,059          3,170
   8.00%, 11/1/25-10/1/31                   Agy           53,486         56,191
   8.50%, 3/1/09-8/1/31                     Agy          145,220        154,183
   9.00%, 7/1/17                            Agy            3,711          3,962
   9.50%, 1/1/21-12/1/22                    Agy            3,542          3,881
   10.00%, 6/1/17-3/1/21                    Agy            2,632          2,922
   10.50%, 8/1/19-4/1/21                    Agy            1,201          1,344
 ??May TBA
   7.00%, 5/15/31                           Agy            6,250          6,338
Federal National Mortgage Association,
 ??April TBA
   6.00%, 4/25/31                           Agy          328,700        318,445
   6.50%, 4/1/32                            Agy          197,500        196,491
   7.00%, 4/1/17-4/1/32                     Agy          167,450        171,327
   7.50%, 4/15/32                           Agy            3,000          3,107
   8.00%, 2/15/49                           Agy           78,075         81,979
 Conventional Pools:
   7.50%, 10/1/29-12/1/31                   Agy           71,186         73,750
   7.50%, 11/1/29-10/1/31                   Agy           11,223         11,628
   8.00%, 3/1/07-2/1/32                     Agy          220,317        231,388
   8.50%, 9/1/09-8/1/31                     Agy          257,819        274,207
   9.00%, 12/1/08-1/1/22                    Agy            9,618         10,273
   9.50%, 11/1/13-4/1/30                    Agy           32,531         35,542
   10.00%, 9/1/10-10/1/25                   Agy            2,731          3,032
   10.50%, 5/1/12-7/1/25                    Agy            3,654          4,105
   10.75%, 2/1/11                           Agy               10             11
   11.00%, 7/1/20-11/1/20                   Agy            1,194          1,359

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   11.50%, 1/1/13-2/1/20                    Agy       $    1,390   $      1,595
   12.50%, 2/1/16                           Agy              223            260
 ??May TBA
   6.50%, 5/15/49                           Agy          211,900        209,836
   7.00%, 5/25/31                           Agy          145,000        147,023
   7.50%, 5/25/31                           Agy           29,475         30,416
Government National Mortgage
 Association,
 Adjustable Rate Mortgages:
   0.00%, 4/20/25-11/20/25                  Tsy           20,345         20,727
   6.375%, 1/20/25-1/20/28                  Tsy           28,525         29,000
   6.625%, 10/20/25-12/20/27                Tsy           16,402         16,830
   6.75%, 7/20/25-9/20/27                   Tsy           10,344         10,600
   11.00%, 11/20/15-11/20/19                Tsy               46             53
   11.50%, 4/20/19                          Tsy               35             40
 ??April TBA
   7.00%, 4/15/31                           Tsy          354,050        360,943
 Various Pools:
   7.00%, 1/15/29-8/15/31                   Tsy           53,500         54,605
   9.00%, 12/15/21-11/15/24                 Tsy           13,257         14,507
   9.50%, 7/15/09-9/15/09                   Tsy              110            117
   9.50%, 10/15/18                          Tsy            9,089         10,071
   10.00%, 11/15/09-1/15/26                 Tsy           70,515         78,408
   10.50%, 2/15/13-2-15/25                  Tsy            6,331          7,130
   11.00%, 12/15/09-2/15/25                 Tsy           16,361         18,660
   11.50%, 4/15/13-11/15/15                 Tsy              260            298
   12.00%, 12/15/12-11/15/19                Tsy            7,722          9,044
   12.50%, 12/15/13                         Tsy                2              2
-------------------------------------------------------------------------------
GROUP TOTAL                                                           2,847,020
-------------------------------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Morserv, Inc.,
 Series 96-2 1A1
   2.70%, 11/25/26                          AAA            3,858          3,858
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   9.936%, 3/15/18                          N/R            2,445          2,444
-------------------------------------------------------------------------------
GROUP TOTAL                                                               6,302
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (8.0%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                           AAA            7,884          7,911
Centex Home Equity,
 Series:
   !01-B
   4.93%, 11/25/16                          Aaa           20,267         20,451
   02-A AF1
   2.91%, 12/25/16                          AAA            3,043          3,022

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               5
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
(a)Chase Manhattan Auto Owner Trust,
 Series 02-A A2
   2.63%, 10/15/04                          AAA       $   26,600   $     26,578
Citibank Credit Card Issuance Trust,
 Series 00-A3 A3
   6.875%, 11/16/09                         AAA           42,850         45,293
Continental Airlines,
 Series 974A
   6.90%, 1/2/18                            AA             1,653          1,586
Daimler Benz Vehicle Trust
 98-A A4
   5.22%, 12/22/03                          AAA            7,984          8,017
Daimler Chrysler Auto Trust,
 Series:
   00-C A2
   6.81%, 7/6/03                            AAA            7,222          7,246
   00-E A2
   6.21%, 12/8/03                           AAA           12,484         12,641
   00-E A3
   6.11%, 11/8/04                           AAA           19,800         20,389
   01-C A2
   3.71%, 7/6/04                            AAA           12,100         12,184
Ford Credit Auto Owner Trust,
 Series 02-B A2A
   2.97%, 6/15/04                           AAA           32,000         31,974
Harley-Davidson Eaglemark Motorcycle
 Trust,
 Series 98-2 A2
   5.87%, 4/15/04                           AAA              317            321
Lehman ABS Manufactured Housing
 Contract,
 Series 01-B A1
   3.01%, 3/15/10                           AAA           17,121         17,108
MBNA Master Credit Card Trust,
 Series:
   00-E A
   7.80%, 10/15/12                          AAA           18,000         19,984
   99-B A
   5.90%, 8/15/11                           AAA           17,285         17,315
   99-I A
   6.40%, 1/18/05                           AAA            8,596          8,731
National City Auto Receivable,
 Series 02-A
   3.00%, 1/15/05                           AAA           20,900         20,888

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A2
   6.71%, 3/17/03                           AAA       $    2,302   $      2,307
   00-C A3
   6.72%, 8/16/04                           AAA           21,905         22,468
Peco Energy Transition Trust,
 Series 00-A A2
   7.30%, 9/1/04                            AAA            3,840          3,919
Premier Auto Trust,
 Series 99-2 A4
   5.59%, 2/9/04                            AAA            5,330          5,409
Toyota Auto Receivables Owner Trust,
 Series 01-A A2
   5.38%, 12/15/03                          AAA            3,367          3,381
-------------------------------------------------------------------------------
GROUP TOTAL                                                             319,123
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES
 (4.5%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                            Agy            3,456            772
   215 IO
   8.00%, 7/1/31                            Agy           42,826          8,492
   317 PO
   8/1/31                                   Agy           80,281         68,427
   317 IO
   8.00%, 8/1/31                            Agy           80,281         15,868
   1415-S Inv Fl IO
   18.8125%, 11/15/07                       Agy              742            324
   1476-S Inv Fl IO REMIC PAC
   6.506%, 2/15/08                          Agy            8,306            609
   1485 S Inv Fl IO REMIC
   3.9125%, 3/15/08                         Agy            5,860            508
   1600-SA Inv Fl IO REMIC
   6.063%, 10/15/08                         Agy           15,111          1,005
   E2 F
   1.238%, 2/15/24                          Agy               14             13
Federal National Mortgage Association,
 Series:
   270-2 IO
   8.50%, 9/1/23                            Agy           20,726          4,802
   274 2 IO
   8.50%, 10/1/25                           Agy            2,474            513
   281-2 IO
   9.00%, 11/1/26                           Agy            3,534            793

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

6

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES
 (CONT'D)
   296 2 IO
   8.00%, 4/1/24                            Agy       $   18,621   $      4,635
   306 IO
   8.00%, 5/1/30                            Agy           34,553          6,916
   307 IO
   8.00%, 6/1/30                            Agy           21,858          4,348
   90-118 S Inv Fl REMIC
   23.74%, 9/25/20                          Agy              310            498
   92-186 S Inv Fl IO
   5.506%, 10/25/07                         Agy           13,644            791
   96-14 PC PO 12/25/23                     Agy              382            287
   96-68 SC Inv Fl IO REMIC
   6.194%, 1/25/24                          Agy           10,865          1,161
   97-30 SI Inv Fl IO
   6.13%, 7/25/22                           Agy            1,767            142
   97-57 PV IO
   8.00%, 9/18/27                           Agy           15,503          3,488
   99-42 SA Inv Fl IO
   6.30%, 10/25/28                          Agy           80,617          6,070
   00-23 SB IO
   6.60%, 7/25/30                           Agy           59,533          3,882
   00-31 SB IO
   6.15%, 12/25/27                          Agy           48,893          2,464
   00-32 SM IO
   6.65%, 10/18/30                          Agy           36,891          2,350
   02-18 PG
   5.50%, 6/25/08                           Agy           26,500         26,882
   G92-53 S Inv Fl IO REMIC
   40.36%, 9/25/22                          Agy              555            528
Government National Mortgage
 Association,
 Series:
   99-38 S Inv Fl IO
   6.55%, 5/16/26                           Tsy           36,729          2,439
   96-17 S Inv Fl IO
   6.68%, 8/16/26                           Tsy              746             67
   01-22 SK
   6.30%, 5/16/31                           Tsy           76,942          5,901
   01-35 SB
   6.35%, 8/16/31                           Tsy           50,993          3,213
   96-13 S Inv Fl IO REMIC
   7.213%, 7/16/11                          Tsy              212             19
!Kidder Peabody Mortgage Assets Trust,
 Series 87 B IO CMO
   9.50%, 4/22/18                           Aaa               22              4
-------------------------------------------------------------------------------
GROUP TOTAL                                                             178,211
-------------------------------------------------------------------------------

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust,
 Series V 1G
   9.125%, 4/25/21                          AAA       $    1,823   $      1,913
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.6%)
?Carousel Center Finance, Inc.,
 Series:
   1 A1
   6.828%, 11/15/07                         AA             6,415          6,495
   1 C
   7.527%, 11/15/07                         BBB+           2,219          2,221
?Crystal Run Properties, Inc.,
 Series 1 A
   7.393%, 8/15/11                          AA            12,305         12,623
!##GMAC Commercial Mortgage Securities,
 Inc.,
 Series 96-C1 X2 IO
   2.591%, 10/15/28                         Aaa           18,713            964
-------------------------------------------------------------------------------
GROUP TOTAL                                                              22,303
-------------------------------------------------------------------------------
ENERGY (0.0%)
!!Mobile Energy Services LLC
   8.665%, 1/1/17                           D              8,347             83
-------------------------------------------------------------------------------
FEDERAL AGENCY (0.5%)
(a)Federal National Mortgage Association
   6.625%, 11/15/30                         Agy           20,000         20,170
-------------------------------------------------------------------------------
FINANCE (11.1%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                           AAA           22,820         22,669
American General Corp.
   7.50%, 7/15/25                           AAA            5,715          6,094
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                            BBB+          10,110         10,670
 Series A
   9.125%, 4/1/10                           BBB+           9,895         10,722
Bank One Corp.
   (a)7.625%, 10/15/26                      A-             6,930          7,309
   8.00%, 4/29/27                           A-             4,095          4,465
CIGNA Corp.
   6.375%, 10/15/11                         A+            10,620         10,384
CIT Group, Inc.
   5.625%, 5/17/04                          A-             6,445          6,355
   6.50%, 2/7/06                            A-             2,050          2,061
EOP Operating LP
   6.763%, 6/15/07                          BBB+           3,685          3,740
   7.50%, 4/19/29                           BBB+          11,275         10,787

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               7
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
FINANCE (CONT'D)
Equitable Cos., Inc.
   6.50%, 4/1/08                            A+        $    5,785   $      5,822
   7.00%, 4/1/28                            A+             1,905          1,822
?Farmers Exchange Capital
   7.05%, 7/15/28                           A+             8,117          6,235
?Farmers Insurance Exchange
   8.625%, 5/1/24                           BBB+          14,570         13,507
Ford Motor Credit Corp.
   (a)7.25%, 10/25/11                       BBB+           6,300          6,065
   7.375%, 10/28/09                         BBB+           7,220          7,083
(a)General Electric Capital Corp.
   6.75%, 3/15/32                           AAA           19,700         19,040
General Motors Acceptance Corp.
   6.875%, 9/15/11                          BBB+           9,045          8,738
   8.00%, 11/1/31                           BBB+           8,740          8,748
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                          A+            22,345         22,453
GS Escrow Corp.
   7.125%, 8/1/05                           BB+           12,655         12,526
(a)Hartford Financial Services Group,
 Inc.
   7.90%, 6/15/10                           A              3,155          3,368
Household Finance Corp.
   (a)5.875%, 2/1/09                        A             14,790         13,896
   (a)6.40%, 6/17/08                        A              3,400          3,331
   6.75%, 5/15/11                           A              4,520          4,386
J.P. Morgan Chase & Co.
   (a)5.35%, 3/1/07                         AA-            6,600          6,451
   6.00%, 2/15/09                           A+             8,595          8,328
   (a)6.625%, 3/15/12                       A+             3,590          3,555
John Hancock Funds
   (a)7.375%, 2/15/24                       AA-           15,525         15,131
MBNA America Bank
   6.50%, 6/20/06                           BBB+           6,855          6,851
   7.75%, 9/15/05                           BBB+           2,085          2,203
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                           A+            13,670         13,292
   7.80%, 11/1/25                           A+             8,410          8,626
?Nationwide Mutual Insurance Co.
   (a)7.50%, 2/15/24                        A-            17,685         16,434
   8.25%, 12/1/31                           A-             2,170          2,182
?New England Mutual,
 Series DTC
   7.875%, 2/15/24                          A+               740            752
Pemex Master Trust
   8.625%, 2/1/22                           BBB-           9,500          9,595

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
?Prime Property Funding II
   6.80%, 8/15/02                           A         $   10,560   $     10,687
   7.00%, 8/15/04                           A              7,625          7,824
?Prudential Holdings, LLC
   7.245%, 12/18/23                         AAA           33,880         33,963
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                          AAA           28,256         28,934
Washington Mutual, Inc.
   8.25%, 4/1/10                            BBB            6,400          6,928
?World Financial Properties,
 Series:
   96 WFP-B 6.91%, 9/1/13                   AA-            9,476          9,600
   96 WFP-D 6.95%, 9/1/13                   AA-           19,436         19,752
-------------------------------------------------------------------------------
GROUP TOTAL                                                             443,364
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (1.9%)
Government of France O.A.T.
   4.00%, 10/25/09                          AAA       EUR 96,680         77,818
-------------------------------------------------------------------------------
INDUSTRIALS (14.9%)
(a)Adelphia Communications Corp.
   7.875%, 5/1/09                           B+        $    2,630          2,236
   9.375%, 11/15/09                         B+            10,330          9,659
Aetna, Inc.
   7.875%, 3/1/11                           BBB           11,805         11,632
AOL Time Warner, Inc.
   6.625%, 5/15/29                          BBB+          10,135          8,924
   (a)6.75%, 4/15/11                        BBB+           2,275          2,250
   7.57%, 2/1/24                            BBB+           2,155          2,115
   (a)7.625%, 4/15/31                       BBB+          11,815         11,760
ArvinMeritor, Inc.
   8.75%, 3/1/12                            BBB-           5,545          5,728
?AT&T Corp.
   7.30%, 11/15/11                          BBB+           2,190          2,108
   8.00%, 11/15/31                          BBB+          14,415         13,994
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                            BBB           11,840         12,294
Belo Corp.
   8.00%, 11/1/08                           BBB-           2,215          2,253
Centex Corp.
   7.875%, 2/1/11                           BBB            8,700          8,978
Charter Communications Holdings LLC
   0.00%, 1/15/11                           B+            13,645          8,528
   11.75%, 5/15/11                          B+            10,215          5,925
Clear Channel Communications, Inc.
   7.65%, 9/15/10                           BBB-           6,480          6,599
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                           BBB-           2,160          1,797

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

8

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Comcast Cable Communications
   8.375%, 5/1/07                           BBB       $    2,250   $      2,420
Conoco, Inc.
   6.95%, 4/15/29                           BBB+           7,140          7,123
Continental Airlines,
 Series 97-1A
   7.461%, 10/1/16                          AA-            2,204          2,163
Corning, Inc.
   0.00%, 11/8/15                           BBB           14,520          7,442
(a)Cox Communications, Inc.
   7.75%, 11/1/10                           BBB            1,898          1,936
CSC Holdings, Inc.
   (a)7.625%, 4/1/11-7/15/18                BB+            7,235          6,712
   7.875%, 12/15/07                         BB+           10,190         10,122
   (a)8.125%, 7/15/09                       BB+            1,200          1,199
DaimlerChrysler N.A. Holdings Corp.
   (a)8.00%, 6/15/10                        BBB+           7,885          8,243
   8.50%, 1/18/31                           BBB+           5,295          5,681
(a)Dana Corp.
   9.00%, 8/15/11                           BB             9,365          9,271
(a)Delphi Automotive Systems Corp.
   7.125%, 5/1/29                           BBB            4,900          4,522
Federated Department Stores, Inc.
   6.90%, 4/1/29                            BBB+           9,050          8,411
   7.00%, 2/15/28                           BBB+           1,990          1,884
?Florida Windstorm
   7.125%, 2/25/19                          AAA           22,655         22,737
(a)Ford Motor Co.
   6.625%, 10/1/28                          BBB+          18,705         15,345
Fred Meyer, Inc.
   7.375%, 3/1/05                           BBB-           5,760          6,080
   7.45%, 3/1/08                            BBB-           3,340          3,529
GTE Corp.
   6.94%, 4/15/28                           A+            12,530         11,890
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                            BBB-           9,835         10,262
(a)Hartford Life, Inc.
   7.375%, 3/1/31                           A             11,940         12,101
HCA, Inc.
   7.19%, 11/15/15                          BBB-           8,895          8,621
   7.58%, 9/15/25                           BBB-           4,980          4,670
   8.70%, 2/10/10                           BBB-           1,250          1,360
   9.00%, 12/15/14                          BBB-           2,350          2,653
Health Net, Inc.
   8.375%, 4/15/11                          BBB-          10,650         11,076

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
(a)Honeywell International, Inc.
   6.125%, 11/1/11                          A         $   13,815   $     13,458
Intermedia Communications, Inc.
   0.00%, 3/1/09                            BBB            2,600          2,028
 (a)Series B
   8.60%, 6/1/08                            BBB+           4,230          3,659
Kroger Co.
   (a)6.80%, 4/1/11                         BBB-           2,115          2,118
   8.00%, 9/15/29                           BBB-           2,715          2,905
 Series B
   7.70%, 6/1/29                            BBB-             280            291
Lenfest Communications, Inc.
   7.625%, 2/15/08                          BBB           12,830         13,148
Lockheed Martin Corp.
   7.75%, 5/1/26                            BBB-           6,735          7,191
Lowe's Companies, Inc.
   6.50%, 3/15/29                           A             18,645         17,368
Meadwestvaco Corp.
   6.85%, 4/1/12                            BBB            2,835          2,811
?Mohawk Industries, Inc.
   7.20%, 4/15/12                           BBB            2,780          2,796
News America Holdings, Inc.
   7.28%, 6/30/28                           BBB-          15,605         14,038
   (a)7.75%, 1/20/24-2/1/24                 BBB-           4,401          4,184
   8.875%, 4/26/23                          BBB-           4,270          4,526
Nextel Communications, Inc.
   #0.00%, 9/15/07                          B             15,140         10,068
   (a)9.375%, 11/15/09                      B              4,680          3,112
Northrop Grumman Corp.
   7.75%, 2/15/31                           BBB-           2,605          2,644
?Oxymar
   7.50%, 2/15/16                           BBB            8,570          6,716
Pharmacia Corp.
   6.60%, 12/1/28                           AA-           10,840         10,515
?Prudential Holdings, LLC
   8.695%, 12/18/23                         A             16,085         16,695
Pulte Homes, Inc.
   7.875%, 8/1/11                           BBB-          10,820         10,832
Qwest Capital Funding
   7.25%, 2/15/11                           BBB              800            650
   (a)7.75%, 2/15/31                        BBB           12,725          9,679
   7.90%, 8/15/10                           BBB            8,820          7,450
Raytheon Co.
   8.20%, 3/1/06                            BBB-           8,750          9,377
   8.30%, 3/1/10                            BBB-           5,700          6,181
Reed Elsevier Capital, Inc.
   6.75%, 8/1/11                            A-             4,090          4,115

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               9
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Simon Property Group LP
   6.375%, 11/15/07                         BBB       $    7,760   $      7,599
?Sprint Capital Corp.
   8.375%, 3/15/12                          BBB+           6,505          6,406
Sun Microsystems, Inc.
   7.65%, 8/15/09                           BBB+          10,555         10,828
TCI Communications, Inc.
   7.875%, 2/15/26                          BBB+           4,340          4,272
Telus Corp.
   8.00%, 6/1/11                            BBB+           5,780          5,937
(a)Tenet Healthcare Corp.
   6.875%, 11/15/31                         BBB           12,225         11,264
U.S. Airways Corp. Pass Through
 Certificate,
 Series 00-1 G
   8.11%, 2/20/17                           AAA            7,675          7,977
(a)Verizon New England, Inc.
   6.50%, 9/15/11                           A+             2,530          2,471
Waste Management, Inc.
   7.00%, 7/15/28                           BBB           13,185         11,919
   7.375%, 5/15/29                          BBB            6,055          5,723
(a)Williams Cos., Inc.,
 Series A
   7.50%, 1/15/31                           BBB           12,640         11,361
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                           BBB+          22,000         15,327
   8.25%, 5/15/31                           BBB+           3,230          2,605
-------------------------------------------------------------------------------
GROUP TOTAL                                                             596,477
-------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Household Bank,
 Series 85-1 CMO
   7.94%, 5/1/02                            N/R               61             61
##Magnolia Federal Bank,
 Series 84-2
   0.00%, 10/1/07                           N/R              334            334
Ryland Acceptance Corp. IV,
 Series 79 A
   6.65%, 7/1/11                            AA+            1,922          1,880
-------------------------------------------------------------------------------
GROUP TOTAL                                                               2,275
-------------------------------------------------------------------------------
TRANSPORTATION (0.4%)
(a)Continental Airlines,
 Series:
   98-1 A
   6.648%, 9/15/17                          AA             8,075          7,659
   99-1 A
   6.545%, 2/2/19                           AA             3,835          3,571

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
?Jet Equipment Trust,
 Series 95-C
   10.69%, 11/1/13                          BB-       $    8,185   $      4,502
-------------------------------------------------------------------------------
GROUP TOTAL                                                              15,732
-------------------------------------------------------------------------------
UTILITIES (1.3%)
(a)Calpine Corp.
   8.50%, 2/15/11                           B+            10,365          8,266
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                           BBB+           4,700          4,485
?Mirant Americas Generation LLC
   7.20%, 10/1/08                           BBB-          14,395         12,812
!(a)Nisource Finance Corp.
   7.875%, 11/15/10                         Baa2          15,400         14,765
PSEG Energy Holdings, Inc.
   9.125%, 2/10/04                          BBB-          10,235         10,270
Williams Cos., Inc.
   7.75%, 6/15/31                           BBB            2,180          2,017
-------------------------------------------------------------------------------
GROUP TOTAL                                                              52,615
-------------------------------------------------------------------------------
YANKEE (2.2%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                           BBB+           6,060          5,660
Federal Republic of Brazil
   8.00%, 4/15/14                           BB-           17,677         14,407
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                           CC            16,695          3,005
Global Crossing Holdings Ltd.
   8.70%, 8/1/07                            BB            10,480            341
   (a)9.125%, 11/15/06                      BB            14,965            318
?Oil Purchase Co.
   7.10%, 4/30/02                           BB+            1,498          1,495
?Oil Purchase Co. II
   10.73%, 1/31/04                          BB+            1,256          1,266
?Pemex Project Funding Master Trust
   9.125%, 10/13/10                         BBB            5,250          5,644
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                            BB            13,960          9,214
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                          BBB+          14,500         14,783
(a)Republic of Brazil
   11.00%, 1/11/12                          BB-            5,000          4,650
(a)Republic of Colombia
   11.75%, 2/25/20                          BB            10,555         10,555
(a)Tyco International Group S.A.
   6.375%, 10/15/11                         BBB            6,055          5,389

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

10

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
YANKEE (CONT'D)
(a)United Mexican States
   8.30%, 8/15/31                           BBB-      $    2,340   $      2,322
   8.375%, 1/14/11                          BBB-           7,895          8,270
-------------------------------------------------------------------------------
GROUP TOTAL                                                              87,319
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $4,748,192)                                                    4,670,725
-------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Company, 11/20/05;
 monthly payments equal to 1% per annum
 of the outstanding notional balance
 indexed to GNMA ARM pools (cost $4,526)    N/R           38,098            571
-------------------------------------------------------------------------------
                                                        SHARES
                                                        ------
PREFERRED STOCK (1.0%)
?!Home Ownership Funding Corp., 13.33%
 (Cost $37,452)                             Aa2           59,625         38,758
-------------------------------------------------------------------------------
RIGHTS (0.0%)
@*United Mexican States
   Value Recovery Rights,
   expiring 6/30/03 (Cost $--)                        20,338,000             --
-------------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                     ------
CASH EQUIVALENTS (28.0%)
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (1.8%)
Bank of America,
   1.87%, 6/10/02                                  $    3,186         3,186
Bayrische Hypo-Und Vereinsbank, NY
   1.78%, 7/31/02                                       2,123         2,123
Canadian Imperial Bank, NY,
   2.05%, 7/31/02                                         467           467
Citicorp,
   1.87%, 5/28/02                                       1,274         1,274
Credit Suisse First Boston USA, Inc.,
   2.03%, 11/25/02                                      1,805         1,805
Deutsche Bank (London),
   1.85%, 5/20/02                                       5,309         5,309
Dexia Bank, NY,
   1.80%, 5/24/02                                       1,062         1,062
Federal Home Loan Bank,
   1.77%, 8/23/02                                       2,654         2,654
Federal National Mortgage Association,
   1.72%, 5/14/02                                       1,181         1,181
Federal National Mortgage Association,
   1.72%, 8/12/02                                       2,654         2,654

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)        (000)+
---------------------------------------------------------------------------
Federal National Mortgage Association,
   1.74%, 12/6/02                                  $    1,420   $     1,420
First Union National Bank,
   1.84%, 5/8/02                                        1,062         1,062
Goldman Sachs Group LP,
   1.96%, 7/25/02                                       1,521         1,521
Landesbk Baden-Wuerttemberg, NY,
   1.80%, 5/24/02                                       2,654         2,654
Merrill Lynch and Company,
   2.05%, 7/24/02                                         852           852
National City Bank Cleveland,
   2.03%, 10/23/02                                      1,805         1,805
Royal Bank of Canada (London),
   1.84%, 5/14/02                                       5,309         5,309
Salomon Smith Barney, Inc.,
   2.06%, 9/11/02                                         568           568
Short-term Government Securities Cash Sweep            20,965        20,965
Sigma Finance, Inc.,
   1.88%, 5/16/02                                       2,646         2,646
Societe Generale, NY,
   2.00%, 7/12/02                                         935           935
Unicredito Italiano, NY,
   2.00%, 7/8/02                                        1,597         1,597
Union Bank of Switzerland, Stamford,
   1.85%, 5/20/02                                       5,345         5,345
Wells Fargo Bank San Francisco N.A.,
   1.85%, 5/7/02                                        3,722         3,722
---------------------------------------------------------------------------
GROUP TOTAL                                                          72,116
---------------------------------------------------------------------------
                                                     SHARES
                                                       ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (2.7%)
Aim S.T. Investment Co.                             2,040,000         2,040
American Select Cash Reserve Fund                   7,432,000         7,432
Citi Institutional Liquid Reserve Fund              7,433,000         7,433
Dreyfus Cash Management Plus Fund                   7,433,000         7,433
Evergreen Institutional Money Market Fund           7,433,000         7,433
Federated Prime Cash Fund                           7,433,000         7,433
Goldman Sachs Financial Square Money Market Fund    7,433,000         7,433
Janus Institutional Money Market Fund               7,433,000         7,433
Merrill Lynch Funds for Institutions                7,433,000         7,433
Merrill Lynch Premier Institutional Fund            7,433,000         7,433
Merrimac Cash Series Fund                           7,433,000         7,433
Nations Cash Reserve Fund                           7,433,000         7,433
One Group Institutional Prime Money Market Fund     7,433,000         7,433
Prudential Institutional Liquidity Fund             7,433,000         7,433

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              11
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                   VALUE
                                                     SHARES       (000)+
---------------------------------------------------------------------------
Reserve Primary Fund                                7,433,000   $     7,433
---------------------------------------------------------------------------
GROUP TOTAL                                                         106,101
---------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
---------------------------------------------------------------------------
DISCOUNT NOTES (20.3%)
Federal Home Loan Bank
   1.72%, 4/3/02                                   $   30,000        29,996
   1.73%, 4/2/02-5/3/02                               130,600       130,478
   1.86%, 6/26/02                                      50,000        49,778
Federal Home Loan Mortgage Corporation
   1.73%, 4/2/02                                       50,000        49,995
   1.74%, 4/16/02-5/9/02                               82,700        82,594
   1.75%, 4/23/02                                      50,000        49,946
   1.77%, 4/30/02                                      47,000        46,932
   1.78%, 5/7/02-5/14/02                               99,700        99,505
Federal National Mortgage Association
   1.70%, 4/24/02                                      23,600        23,574
   1.76%, 5/15/02                                      50,000        49,895
   1.77%, 5/29/02-6/5/02                               99,600        99,302
   1.82%, 6/12/02                                      50,000        49,820
   1.87%, 6/19/02                                      50,000        49,795
---------------------------------------------------------------------------
GROUP TOTAL                                                         811,610
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.6%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                   63,638        63,638
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (1.6%)
U.S. Treasury Bill
   ++1.63%, 7/18/02                                     1,000           995
   (a)1.78%, 4/11/02                                   50,000        49,974
   ++1.93%, 4/18/02                                    12,300        12,290
---------------------------------------------------------------------------
GROUP TOTAL                                                          63,259
---------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $1,116,732)                                                1,116,724
---------------------------------------------------------------------------
TOTAL INVESTMENTS (146.2%)
 (Cost $5,906,902)                                                5,826,778
---------------------------------------------------------------------------

                                                                      VALUE
                                                                      (000)+
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-46.2%)
Cash                                                               $      1,322
Interest Receivable                                                      36,642
Receivable for Investments Sold                                         190,190
Receivable for Forward Commitments                                      266,560
Receivable for Variation Margin on Futures
 Contracts                                                                  103
Other Assets                                                                361
Payable for Forward Commitments                                        (920,610)
Payable for Investments Purchased                                    (1,228,299)
Collateral on Securities Loaned                                        (178,217)
Payable for Investment Advisory Fees                                     (3,837)
Unrealized Loss on Swap Agreements                                       (1,122)
Initial Margin on Futures Contracts                                        (279)
Payable for Administrative Fees                                            (279)
Payable for Shareholder Servicing Fees -- Investment Class                  (57)
Payable for Distribution Fees -- Adviser Class                               (4)
Payable for Trustees' Deferred Compensation Plan --
 Note F                                                                    (346)
Other Liabilities                                                          (626)
                                                                   ------------
                                                                     (1,838,498)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $  3,988,280
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 321,183,758 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $  3,735,524
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $11.63
-------------------------------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 6,513,398 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $     75,705
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $11.62
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

12

                                                                      VALUE
                                                                      (000)+
-------------------------------------------------------------------------------
ADVISER CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 15,238,842 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $    177,051
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $11.62
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital                                                   $  4,043,097
 Undistributed Net Investment Income (Loss)                              22,890
 Undistributed Realized Net Gain (Loss)                                   3,475
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                (80,124)
   Futures and Swaps                                                     (1,058)
-------------------------------------------------------------------------------
NET ASSETS                                                         $  3,988,280
-------------------------------------------------------------------------------

(a) All or a Portion of security on loan at March 31, 2002 -- See Note I to financial statements.
+      See Note A1 to Financial Statements.
*      Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

?      144a security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

??     Security is subject to delayed delivery. See Note A7 to financial statements.
!!     Security is in default.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security -- rate disclosed is as of March 31,
       2002.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
EUR    Euro
Inv Fl Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or Standard & Poor's
       Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced.


    The accompanying notes are an integral part of the financial statements.

                                                                              13
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

SPECIAL PURPOSE FIXED INCOME PORTFOLIO
-------------------------------------------------
                                    Institutional       Salomon Broad
                                      Class [ ]     Investment Grade Index
------------------------------------------------------------------------------
Six Months                              1.34%               0.10%
------------------------------------------------------------------------------
One Year                                6.22%               5.34%
------------------------------------------------------------------------------
Five Years                              7.34%               7.56%
------------------------------------------------------------------------------
Ten Years                               8.30%               7.41%
------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

14

Statement of Net Assets (Unaudited)

SPECIAL PURPOSE FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (116.0%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
             MARCH 31, 2002               & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (67.3%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   6.500%, 04/01/32                         Agy       $   22,950   $     22,858
 Gold Pools:
   7.500%, 03/01/30-07/01/31                Agy            1,842          1,909
   8.000%, 01/01/30-01/01/31                Agy            3,510          3,687
   8.500%, 09/01/30                         Agy            1,885          2,002
   10.500%, 09/01/09-04/01/21               Agy            2,387          2,669
   11.000%, 12/01/10-09/01/20               Agy              570            638
   11.750%, 12/01/17                        Agy               43             49
Federal National Mortgage Association,
 ??April TBA
   6.000%, 04/01/32                         Agy            6,200          6,007
   6.500%, 04/01/32                         Agy            1,325          1,318
   7.000%, 04/25/16-04/01/32                Agy           14,750         15,056
   7.500%, 04/01/32                         Agy            1,700          1,761
   8.000%, 04/01/32                         Agy            3,975          4,174
 Conventional Pools:
   7.500%, 08/01/29-12/01/31                Agy            5,140          5,324
   8.000%, 04/01/24-11/01/31                Agy           16,153         16,964
   8.500%, 11/01/08-03/01/31                Agy           21,431         22,793
   9.000%, 01/01/21                         Agy            1,547          1,653
   9.500%, 11/01/20-02/01/27                Agy            2,361          2,584
   10.000%, 11/01/18-05/01/22               Agy            2,781          3,088
   10.500%, 08/01/15-04/01/22               Agy              721            810
   11.000%, 11/01/20                        Agy               58             66
   12.000%, 11/01/15                        Agy            1,262          1,460
   12.500%, 09/01/15                        Agy               82             96
 ??May TBA
   6.500%, 05/01/32                         Agy            1,325          1,312
   7.000%, 05/01/32                         Agy            4,800          4,867
   7.500%, 05/01/32                         Agy            2,700          2,786
Government National Mortgage
 Association,
 Adjustable Rate Mortgages:
   6.375%, 02/20/25-02/20/27                Tsy            8,793          8,947
   6.625%, 10/20/27-12/20/27                Tsy            1,967          2,019
 ??April TBA
   7.000%, 04/15/32                         Tsy           28,350         28,902
 Various Pools:
   7.000%, 07/15/31-09/15/31                Tsy            6,429          6,562
   9.500%, 12/15/19                         Tsy            1,522          1,686
   10.000%, 02/15/16-12/15/21               Tsy            3,070          3,414
   10.500%, 10/15/15-04/15/25               Tsy              924          1,041
   11.000%, 01/15/10-07/15/20               Tsy            1,717          1,959

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   12.000%, 03/15/11                        Tsy       $       17   $         20
   12.500%, 06/15/10                        Tsy               26             31
-------------------------------------------------------------------------------
GROUP TOTAL                                                             180,512
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (7.9%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.650%, 02/25/03                         AAA              506            507
Chase Manhattan Auto Owner Trust,
 Series:
   01-B A2
   2.44%, 06/15/04                          AAA            1,800          1,799
   02-A A2
   2.630%, 10/15/04                         AAA            1,400          1,399
Citibank Credit Card Issuance Trust,
 Series 00-A3 A3
   6.875%, 11/16/09                         AAA            4,030          4,260
Continental Airlines,
 Series 974A
   6.90%, 01/02/18                          AA               158            152
Daimler Chrysler Auto Trust,
 Series:
   00-E A2
   6.210%, 12/08/03                         AAA            1,073          1,086
   00-E A3
   6.110%, 11/08/04                         AAA            1,300          1,339
   01-C A2
   3.710%, 07/06/04                         AAA            2,300          2,316
Ford Credit Auto Owner Trust,
 Series 02-B A2A
   2.970%, 06/15/04                         AAA            1,900          1,898
Honda Auto Receivables Owner Trust,
 Series 02-1 A2
   2.550%, 04/15/04                         AAA            1,450          1,447
Lehman ABS Manufactured Housing
 Contract,
 Series 01-B A1
   3.010%, 03/15/10                         AAA            1,167          1,166
MBNA Master Credit Card Trust,
 Series 00-E
   7.800%, 10/15/12                         AAA            1,815          2,015
National City Auto Receivable,
 Series 02-A
   3.000%, 01/15/05                         AAA            1,350          1,349
Nissan Auto Receivables Owner Trust,
 Series 00-C A2
   6.710%, 03/17/03                         AAA              186            187

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

                                                                              15
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Toyota Auto Receivables Owner Trust,
 Series 01-A A2
   5.380%, 12/15/03                         AAA       $      282   $        283
-------------------------------------------------------------------------------
GROUP TOTAL                                                              21,203
-------------------------------------------------------------------------------
ASSET BACKED MORTGAGES (0.3%)
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   8.85%, 03/15/18                          N/R              649            649
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (5.3%)
Federal Home Loan Mortgage Corporation,
 Series:
   22 C REMIC PAC
   9.500%, 04/15/20                         Agy               18             20
   191 IO
   8.000%, 01/01/28                         Agy            1,190            266
   207 IO
   7.000%, 04/01/30                         Agy            1,012            223
   215 IO
   8.000%, 06/01/31                         Agy            1,326            263
   1415-S Inv Fl IO
   43.48%, 11/15/07                         Agy              243            106
   1476-S Inv Fl IO REMIC PAC
   6.430%, 02/15/08                         Agy            2,674            196
   1485 S Inv Fl IO REMIC
   7.663%, 03/15/08                         Agy            1,871            162
   1600-SA Inv Fl IO REMIC
   6.063%, 10/15/08                         Agy            4,948            329
   2111 SB Inv Fl IO
   5.65%, 01/15/29                          Agy            6,721            423
   2247 SC Inv Fl IO REMIC
   5.65%, 08/15/30                          Agy            3,581            179
Federal National Mortgage Association,
 Series:
   02-18 PG PAC-1
   5.500%, 06/25/08                         Agy            1,700          1,725
   296 2 IO
   8.000%, 04/01/24                         Agy            1,401            349
   306 IO
   8.000%, 05/01/30                         Agy            4,431            887
   307 IO
   8.000%, 06/01/30                         Agy              437             87
   317 IO
   8.000%, 08/01/31                         Agy            6,301          1,245

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   317 PO
   08/01/31                                 Agy       $    6,301   $      5,370
   92-186 S Inv FL IO
   5.430%, 10/25/07                         Agy            4,400            255
   94-97 FC REMIC
   2.580%, 03/25/24                         Agy              156            157
   96-14 PC PO
   12/25/23                                 Agy              109             82
   96-68 SC Inv Fl IO REMIC
   6.194%, 01/25/24                         Agy            3,825            409
   97-5 G
   6.700%, 08/17/02                         Agy            1,369          1,390
Government National Mortgage
 Association,
 Series 99-27 SE Inv FI IO
   6.700%, 08/16/29                         Tsy            3,269            287
-------------------------------------------------------------------------------
GROUP TOTAL                                                              14,410
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.2%)
American Housing Trust,
 Series:
   IV 2
   9.553%, 09/25/20                         A                110            110
   V 1G
   9.125%, 04/25/21                         AAA              437            458
-------------------------------------------------------------------------------
GROUP TOTAL                                                                 568
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (1.5%)
?Carousel Center Finance, Inc.,
 Series 1 A1
   6.828%, 11/15/07                         AA             1,550          1,569
?Crystal Run Properties, Inc.,
 Series 1 A
   7.393%, 08/15/11                         AA             2,125          2,180
!##GMAC Commercial Mortgage Securities,
 Inc.,
 Series 96-C1 X2 IO
   2.591%, 10/15/28                         Aaa            4,498            232
-------------------------------------------------------------------------------
GROUP TOTAL                                                               3,981
-------------------------------------------------------------------------------
ENERGY (0.0%)
!!Mobile Energy Services LLC
   8.665%, 01/01/17                         D              1,709             17
-------------------------------------------------------------------------------
FEDERAL AGENCY (0.5%)
(a)Federal National Mortgage Association
   6.625%, 11/15/30                         Agy            1,350          1,361
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

16

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
FINANCE (11.0%)
(a)AIG SunAmerica Global Financing IX
   6.900%, 03/15/32                         AAA       $      390   $        386
American General Corp.
   7.500%, 07/15/25                         AAA              175            187
?Anthem Insurance Cos., Inc.
   9.000%, 04/01/27                         BBB+           1,135          1,198
Bank One Corp.
   7.625%, 10/15/26                         A-             1,060          1,118
CIGNA Corp.
   6.375%, 10/15/11                         A+               710            694
CIT Group, Inc.
   5.625%, 05/17/04                         A-               295            291
   6.500%, 02/07/06                         A-               155            156
Citicorp,
 Series F
   6.375%, 11/15/08                         A+               575            581
EOP Operating LP
   6.763%, 06/15/07                         BBB+           1,065          1,081
?Farmers Insurance Exchange
   8.625%, 05/01/24                         BBB+           2,200          2,039
(a)Ford Motor Credit Corp.
   7.250%, 10/25/11                         BBB+             140            135
   7.375%, 10/28/09                         BBB+             630            618
(a)General Electric Capital Corp.
   6.750%, 03/15/32                         AAA            1,380          1,334
General Motors Acceptance Corp.
   6.875%, 09/15/11                         BBB+             605            584
   8.000%, 11/01/31                         BBB+             585            585
Goldman Sachs Group, Inc.
   6.600%, 01/15/12                         A+               350            344
   6.875%, 01/15/11                         A+               995          1,000
(a)GS Escrow Corp.
   7.125%, 08/01/05                         BB+              830            822
Hartford Financial Services Group, Inc.
   7.900%, 06/15/10                         A                275            294
(a)Household Finance Corp.
   5.875%, 02/01/09                         A              1,100          1,033
   6.400%, 06/17/08                         A                155            152
J.P. Morgan Chase & Co.
   (a)5.350%, 03/01/07                      AA-              985            961
   6.625%, 03/15/12                         A+               230            228
?John Hancock Funds
   7.375%, 02/15/24                         AA-            1,090          1,062
MBNA America Bank
   6.500%, 06/20/06                         BBB+             535            535

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
?Metropolitan Life Insurance Co.
   7.450%, 11/01/23                         A+        $    1,525   $      1,483
   7.800%, 11/01/25                         A+               250            256
(a)Nationwide Mutual Insurance Co.
   7.500%, 02/15/24                         A-             1,315          1,222
?Pemex Master Trust
   8.625%, 02/01/22                         BBB-             855            864
?Prime Property Funding II
   7.000%, 08/15/04                         A              1,945          1,996
?Prudential Holdings, LLC
   7.245%, 12/18/23                         AAA            2,145          2,150
?Systems 2001 Asset Trust LLC
   6.664%, 09/15/13                         AAA            1,213          1,242
Washington Mutual, Inc.
   8.250%, 04/01/10                         BBB              555            601
?World Financial Properties,
 Series 96 WFP-B
   6.910%, 09/01/13                         AA-            2,097          2,125
-------------------------------------------------------------------------------
GROUP TOTAL                                                              29,357
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (1.9%)
Government of France O.A.T.
   4.000%, 10/25/09                         AAA        EUR 6,430          5,176
-------------------------------------------------------------------------------
INDUSTRIALS (13.3%)
Adelphia Communications Corp.
   7.875%, 05/01/09                         B+        $      260            221
   (a)9.375%, 11/15/09                      B+               635            594
Aetna, Inc.
   7.875%, 03/01/11                         BBB            1,010            995
AOL Time Warner, Inc.
   (a)6.625%, 05/15/29                      BBB+           1,180          1,039
   7.570%, 02/01/24                         BBB+             215            211
   (a)7.625%, 04/15/31                      BBB+             410            408
ArvinMeritor, Inc.
   8.750%, 03/01/12                         BBB-             365            377
Belo Corp.
   8.000%, 11/01/08                         BBB-             150            153
Centex Corp.
   7.875%, 02/01/11                         BBB              670            691
#Charter Communications Holdings LLC
   0.000%, 01/15/11                         B+               285            178
   (a)0.000%, 01/15/10                      B+               285            191
   (a)0.000%, 05/15/11                      B+               770            447
Clear Channel Communications, Inc.
   7.650%, 09/15/10                         BBB-             725            738
Conoco, Inc.
   6.950%, 04/15/29                         BBB+             285            284

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

                                                                              17
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Continental Airlines,
 Series 97-1 A
   7.461%, 10/01/16                         AA-       $      434   $        426
Corning, Inc.
   0.000%, 11/08/15                         BBB            1,030            528
(a)Cox Communications, Inc.
   7.750%, 11/01/10                         BBB              340            347
CSC Holdings, Inc.
   7.875%, 12/15/07                         BB+            1,290          1,281
DaimlerChrysler N.A. Holdings Corp.
   8.000%, 06/15/10                         BBB+             795            831
(a)Dana Corp.
   9.000%, 08/15/11                         BB               700            693
Delphi Corp.
   7.125%, 05/01/29                         BBB              450            415
Federated Department Stores, Inc.
   6.900%, 04/01/29                         BBB+             755            702
?Florida Windstorm
   7.125%, 02/25/19                         AAA            1,930          1,937
(a)Ford Motor Co.
   6.625%, 10/01/28                         BBB+           1,370          1,124
Harrah's Operating Co., Inc.
   8.000%, 02/01/11                         BBB-             795            829
Hartford Life, Inc.
   7.375%, 03/01/31                         A                710            720
HCA, Inc.
   7.190%, 11/15/15                         BBB-             525            509
   9.000%, 12/15/14                         BBB-             565            638
Health Net, Inc.
   8.375%, 04/15/11                         BBB-             900            936
Honeywell International, Inc.
   6.125%, 11/01/11                         A                925            901
Kroger Co., Series B
   7.700%, 06/01/29                         BBB-           1,095          1,137
Lenfest Communications, Inc.
   7.625%, 02/15/08                         BBB            1,330          1,363
Lockheed Martin Corp.
   7.750%, 05/01/26                         BBB-             500            534
Lowe's Companies, Inc.
   6.500%, 03/15/29                         A                815            759
   6.875%, 02/15/28                         A                520            508
Meadwestvaco Corp.
   6.850%, 04/01/12                         BBB              185            183
?Mohawk Industries, Inc.
   7.200%, 04/15/12                         BBB              180            181

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
News America Holdings, Inc.
   7.280%, 06/30/28                         BBB-      $    1,500   $      1,349
(a)Nextel Communications, Inc.
   9.375%, 11/15/09                         B                300            199
Northrop Grumman Corp.
   7.750%, 02/15/31                         BBB-             155            157
?Oxymar
   7.500%, 02/15/16                         BBB            1,490          1,168
?Prudential Holdings, LLC
   8.695%, 12/18/23                         A              1,075          1,116
Pulte Homes, Inc.
   7.875%, 08/01/11                         BBB-             610            611
Raytheon Co.
   8.200%, 03/01/06                         BBB-             600            643
   (a)8.300%, 03/01/10                      BBB-             445            483
Reed Elsevier Capital, Inc.
   6.750%, 08/01/11                         A-               175            176
Simon Property Group LP
   6.375%, 11/15/07                         BBB              520            509
Sun Microsystems, Inc.
   7.650%, 08/15/09                         BBB+             930            954
TCI Communications, Inc.
   7.875%, 02/15/26                         BBB+             290            285
(a)Telus Corp.
   8.000%, 06/01/11                         BBB+             240            247
Tenet Healthcare Corp.
   6.875%, 11/15/31                         BBB              880            811
U.S. Airways Corp.
 Pass Through Certificate,
 Series 00-1 G
   8.110%, 02/20/17                         AAA              721            750
Waste Management, Inc.
   7.000%, 07/15/28                         BBB              700            633
   7.375%, 05/15/29                         BBB              525            496
(a)Williams Cos., Inc., (The)
 Series A
   7.500%, 01/15/31                         BBB              860            773
(a)WorldCom, Inc. -- WorldCom Group
   7.500%, 05/15/11                         BBB+             100             84
   8.250%, 05/15/31                         BBB+             210            169
-------------------------------------------------------------------------------
GROUP TOTAL                                                              35,622
-------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.3%)
First Federal Savings & Loan
 Association,
 Series 92-C
   8.750%, 06/01/06                         AA                24             24

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

18

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (CONT'D)
Ryland Acceptance Corp. IV,
 Series 79-A
   6.650%, 07/01/11                         AA+       $      610   $        596
Shearson American Express,
 Series A CMO
   9.625%, 12/01/12                         AA                99             99
-------------------------------------------------------------------------------
GROUP TOTAL                                                                 719
-------------------------------------------------------------------------------
TELEPHONES (2.6%)
?AT&T Corp.
   7.300%, 11/15/11                         BBB+             145            140
   (a)8.000%, 11/15/31                      BBB+           1,020            990
AT&T Wireless Services, Inc.
   8.750%, 03/01/31                         BBB            1,130          1,173
GTE Corp.
   6.940%, 04/15/28                         A+             1,165          1,106
#Nextel Communications, Inc.
   0.000%, 09/15/07                         B                975            648
Qwest Capital Funding
   7.750%, 02/15/31                         BBB            1,655          1,259
?Sprint Capital Corp.
   8.375%, 03/15/12                         BBB+             425            419
WorldCom, Inc. -- WorldCom Group
   6.950%, 08/15/28                         BBB+           1,855          1,292
-------------------------------------------------------------------------------
GROUP TOTAL                                                               7,027
-------------------------------------------------------------------------------
TRANSPORTATION (0.6%)
(a)Continental Airlines,
 Series 99-1 A
   6.545%, 02/02/19                         AA               319            297
?Jet Equipment Trust,
 Series 95-C
   10.690%, 11/01/13                        BB-            2,080          1,144
-------------------------------------------------------------------------------
GROUP TOTAL                                                               1,441
-------------------------------------------------------------------------------
UTILITIES (1.2%)
(a)Calpine Corp.
   8.500%, 02/15/11                         B+               590            470
Consolidated Natural Gas Co.,
 Series C
   6.250%, 11/01/11                         BBB+             315            301
(a)?Mirant Americas Generation LLC
   7.200%, 10/01/08                         BBB-             865            770

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
Nisource Finance Corp.
   7.875%, 11/15/10                         BBB       $      940   $        901
PSEG Energy Holdings, Inc.
   9.125%, 02/10/04                         BBB-             875            878
-------------------------------------------------------------------------------
GROUP TOTAL                                                               3,320
-------------------------------------------------------------------------------
YANKEE (2.1%)
(a)Ahold Finance USA, Inc.
   6.875%, 05/01/29                         BBB+             220            205
Glencore Nickel Property Ltd.
   9.000%, 12/01/14                         CC             1,095            197
Global Crossing Holdings Ltd.
   8.700%, 08/01/07                         BB               365             12
   9.125%, 11/15/06                         BB             1,165             25
?Oil Purchase Co.
   7.100%, 04/30/02                         BB+              169            169
Pemex Project Funding Master Trust
   9.125%, 10/13/10                         BBB-             280            301
?Petrozuata Finance, Inc.
   8.220%, 04/01/17                         BB               870            574
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 03/15/14                         BBB+           1,100          1,121
(a)Republic of Brazil
   11.000%, 01/11/12                        BB-              350            325
 Series C
   8.000%, 04/15/14                         BB-            1,108            909
(a)Republic of Colombia
   11.750%, 02/25/20                        BB               745            745
(a)Tyco International Group S.A.
   6.750%, 02/15/11                         BBB              525            468
(a)United Mexican States
   8.300%, 08/15/31                         BBB-             180            179
   8.375%, 01/14/11                         BBB-             475            498
-------------------------------------------------------------------------------
GROUP TOTAL                                                               5,728
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $317,344)                                                              311,091
-------------------------------------------------------------------------------
STRUCTURED INVESTMENTS (0.1%) -- SEE NOTE A6
Morgan Guaranty Trust Company, 11/20/05
 monthly payments equal to 1% per annum
 of the outstanding notional balance
 indexed to GNMA ARM pools (cost $1,184)    N/R            9,862            148
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

                                                                              19
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS
                                          (STANDARD                   VALUE
                                          & POOR'S)     SHARES        (000)+
-------------------------------------------------------------------------------
PREFERRED STOCK (1.2%)
-------------------------------------------------------------------------------
MORTGAGE -- OTHER (1.2%)
?+Home Ownership Funding Corp.,
   13.33% (Cost $3,100)                     Aa2            5,000   $      3,250
-------------------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------
YANKEE (0.0%)
@United Mexican States Recovery Rights
 expiring 6/30/03 (Cost $0)                            1,707,000             --
-------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)
-------------------------------------------------------------------------------
CASH EQUIVALENTS (27.0%)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (8.1%)
Bank of America,
 1.87%, 6/10/02                                       $      309            309
Bayrische Hypo-Und Vereinsbank, NY
 1.78%, 7/31/02                                              206            206
Canadian Imperial Bank, NY,
 2.05%, 7/31/02                                               45             45
Citicorp,
 1.87%, 5/28/02                                              124            124
Credit Suisse First Boston USA, Inc.,
 2.03%, 11/25/02                                             175            175
Deutsche Bank (London),
 1.85%, 5/20/02                                              515            515
Dexia Bank, NY,
 1.80%, 5/24/02                                              103            103
Federal Home Loan Bank,
 1.77%, 8/23/02                                              257            257
Federal National Mortgage Association,
 1.72%, 5/14/02                                              114            114
Federal National Mortgage Association,
 1.72%, 8/12/02                                              257            257
Federal National Mortgage Association,
 1.74%, 12/6/02                                              138            138
First Union National Bank,
 1.84%, 5/8/02                                               103            103
Goldman Sachs Group LP,
 1.96%, 7/25/02                                              147            147
Landesbk Baden-Wuerttemberg, NY,
 1.80%, 5/24/02                                              258            258
Merrill Lynch and Company,
 2.05%, 7/24/02                                               83             83

                                                         FACE
                                                        AMOUNT        VALUE
                                                        (000)         (000)+
-------------------------------------------------------------------------------
National City Bank Cleveland,
 2.03%, 10/23/02                                      $      175   $        175
Royal Bank of Canada (London),
 1.84%, 5/14/02                                              515            515
Salomon Smith Barney, Inc.,
 2.06%, 9/11/02                                               55             55
Short-term Government
 Securities Cash Sweep                                    16,675         16,675
Sigma Finance, Inc.,
 1.88%, 5/16/02                                              257            257
Societe Generale, NY,
 2.00%, 7/12/02                                               91             91
Unicredito Italiano, NY,
 2.00%, 7/8/02                                               155            155
Union Bank of Switzerland, Stamford,
 1.85%, 5/20/02                                              519            519
Wells Fargo Bank San Francisco N.A.,
 1.85%, 5/7/02                                               361            361
-------------------------------------------------------------------------------
GROUP TOTAL                                                              21,637
-------------------------------------------------------------------------------

                                                        SHARES
-------------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (3.8%)
Aim S.T. Investment Co.                                  198,000            198
American Select Cash Reserves Fund                       721,000            721
Citi Institutional Liquid Reserves Fund                  721,000            721
Dreyfus Cash Management Plus Fund                        721,000            721
Evergreen Institutional Money Market
 Fund                                                    721,000            721
Federated Prime Cash Fund                                721,000            721
Goldman Sachs Financial Square Money
 Market Fund                                             721,000            721
Janus Institutional Money Market Fund                    721,000            721
Merrill Lynch Funds for Institutions                     721,000            721
Merrill Lynch Premier Institutional Fund                 721,000            721
Merrimac Cash Series Fund                                721,000            721
Nations Cash Reserves Fund                               721,000            721
One Group Institutional Prime Money
 Market Fund                                             721,000            721
Prudential Institutional Liquidity Fund                  721,000            721
Reserve Primary Fund                                     721,000            721
-------------------------------------------------------------------------------
GROUP TOTAL                                                              10,292
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

20

                                                     FACE
                                                    AMOUNT      VALUE
                                                    (000)       (000)+
------------------------------------------------------------------------
DISCOUNT NOTES (4.6%)
Federal Home Loan Bank
 1.73%, 5/3/02                                    $   10,000  $   9,984
Federal National Mortgage
 Association
 1.87%, 6/12/02                                        2,500      2,491
------------------------------------------------------------------------
GROUP TOTAL                                                      12,475
------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.5%)
**J.P. Morgan Securities Inc.,
 1.78%, dated 3/28/02, due 4/01/02                    12,145     12,145
------------------------------------------------------------------------
U.S. TREASURY SECURITY (6.0%)
U.S. Treasury Bill
 ++1.63%, 7/18/02                                      1,000        995
 (a)1.76%, 4/4/02                                     15,000     14,997
------------------------------------------------------------------------
GROUP TOTAL                                                      15,992
------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost
 $72,542)                                                        72,541
------------------------------------------------------------------------
TOTAL INVESTMENTS (144.3%) (Cost
 $394,170)                                                      387,030
------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-44.3%)
Cash                                                          $     171
Receivable for Investments Sold                                     508
Receivable for Forward Commitments                                8,987
Interest Receivable                                               2,722
Other Assets                                                         48
Payable for Investments Purchased                                 (365)
Payable for Forward Commitments                                (98,395)
Collateral on Securities Loaned                                (31,929)
Initial Margin on Futures Contracts                                (51)
Payable for Investment Advisory Fees                              (254)
Payable Administrative Fees                                        (18)
Payable for Trustees' Deferred Compensation
 Plan -- Note F                                                    (45)
Payable for variation Margin on Futures
 Contracts                                                         (19)
Net Unrealized Loss on Swaps                                       (89)
Other Liabilities                                                  (65)
                                                              ---------
                                                              (118,794)
------------------------------------------------------------------------
NET ASSETS (100%)                                             $ 268,236
------------------------------------------------------------------------

                                                                          VALUE
                                                                         (000)+
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------
NET ASSETS
Applicable to 23,117,272 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                              $    268,236
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                   $11.60
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                      $    276,832
 Undistributed Net Investment Income (Loss)                                  1,071
 Undistributed Realized Net Gain (Loss)                                    (2,782)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                   (7,140)
   Futures and Swaps                                                           255
-----------------------------------------------------------------------------------
NET ASSETS                                                            $    268,236
-----------------------------------------------------------------------------------

(a) All or a Portion of security on loan at March 31, 2002 -- See note I to financial statements.
+     See Note A1 to Financial Statements.
*     Non-incoming producing.
?     144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
!!    Security is in default.
?? Security is Subject to delayed delivery -- see note A-7 to financial statements.
# Step Bond-Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date disclosed is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2002.
@     Value is less than $500.
EUR   Euro
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
CMO   Collateralized Mortgage Obligation
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              21
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

INVESTMENT GRADE FIXED INCOME
-------------------------------------------------
                                    Institutional       Salomon Broad
                                      Class [ ]     Investment Grade Index
------------------------------------------------------------------------------
Six Months                              1.68%               0.10%
------------------------------------------------------------------------------
One Year                                7.24%               5.34%
------------------------------------------------------------------------------
Five Years                              7.40%               7.56%
------------------------------------------------------------------------------
Ten Years                               7.69%               7.41%
------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

    The accompanying notes are an integral part of the financial statements.

22

Statement of Net Assets (Unaudited)

INVESTMENT GRADE FIXED INCOME PORTFOLIO (FORMERLY FIXED INCOME II PORTFOLIO) FIXED INCOME SECURITIES (102.2%)

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
              MARCH 31, 2002                & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (58.5%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   6.50%, 4/15/31                             Agy       $    3,000   $   2,988
   7.00%, 4/1/32                              Agy           11,600      11,821
   7.50%, 4/1/32                              Agy            8,300       8,598
 Conventional Pools:
   8.25%, 10/1/06                             Agy               21          22
   10.00%, 9/1/17-11/1/20                     Agy              320         353
   10.25%, 7/1/09                             Agy               60          66
   11.00%, 1/1/16                             Agy               93         105
   11.25%, 9/1/10-12/1/14                     Agy              113         127
 Gold Pools:
   8.00%, 4/1/30-10/1/31                      Agy            8,581       9,016
   8.50%, 12/1/30                             Agy            1,992       2,115
   10.00%, 10/1/19-1/1/21                     Agy              546         607
   10.50%, 3/1/16                             Agy              288         324
Federal National Mortgage Association,
 ??April TBA
   6.00%, 4/1/32                              Agy           22,700      21,992
   6.50%, 4/1/32                              Agy           13,950      13,879
   7.00%, 4/1/17                              Agy            1,600       1,656
   8.00%, 2/15/49                             Agy            1,300       1,365
 Conventional Pools:
   7.50%, 1/1/31-10/1/31                      Agy            3,592       3,722
   8.00%, 5/1/30-12/1/31                      Agy            8,478       8,905
   8.50%, 4/1/30-5/1/31                       Agy           14,829      15,772
   9.00%, 2/1/17                              Agy              436         466
   9.50%, 5/1/28                              Agy              869         952
   10.00%, 3/1/20-6/1/28                      Agy              776         861
   10.50%, 11/1/17-10/1/18                    Agy              306         344
   10.75%, 8/1/13                             Agy               20          22
   11.00%, 4/1/21                             Agy              747         849
   11.25%, 8/1/13                             Agy               64          73
   11.50%, 1/1/17-11/1/19                     Agy              206         236
 ??May TBA
   6.50%, 5/1/32                              Agy           13,950      13,814
   7.50%, 5/25/31                             Agy            1,450       1,496
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   6.375%, 2/20/25-1/20/28                    Tsy            3,906       3,974
   6.625%, 11/20/25-12/20/27                  Tsy            2,649       2,720
   6.75%, 7/20/25                             Tsy              267         273
   11.50%, 1/20/18                            Tsy                5           6
 ??April TBA
   7.00%, 4/15/31                             Tsy           18,950      19,319

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
 Various Pools:
   7.00%, 2/15/28-9/15/31                     Tsy       $    8,273   $   8,444
   9.00%, 11/15/17                            Tsy            1,128       1,240
   9.50%, 12/15/17-9/15/22                    Tsy            4,007       4,440
   10.00%, 11/15/09-2/15/25                   Tsy            5,868       6,525
   10.50%, 3/15/19-5/15/19                    Tsy               54          61
   11.00%, 2/15/10-2/15/19                    Tsy              374         426
------------------------------------------------------------------------------
GROUP TOTAL                                                            169,974
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (7.6%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                             AAA              343         344
Centex Home Equity Loan,
 Series 01-C A1
   3.34%, 7/25/19                             AAA              984         985
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                             AAA            2,000       1,999
Chase Manhattan Auto Owner Trust,
 Series 02-A A2
   2.63%, 10/15/04                            AAA            1,500       1,499
Citibank Credit Card Issuance Trust,
 Series 00-C1
   7.45%, 9/15/07                             BBB              840         881
Daimler Chrysler Auto Trust,
 Series:
   00-E A2 6.21%, 12/8/03                     AAA              707         716
   00-E A3 6.11%, 11/8/04                     AAA            1,400       1,442
   01-C A2 3.71%, 7/6/04                      AAA            2,100       2,115
Ford Credit Auto Owner Trust,
 Series:
   00-E A4 6.74%, 6/15/04                     AAA            1,947       1,996
   02-B A2A 2.97%, 6/15/04                    AAA            2,100       2,098
Honda Auto Receivables Owner Trust,
 Series 01-3 A2
   2.76%, 2/18/04                             AAA            1,800       1,803
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                             AAA            1,089       1,089
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                            AAA            1,495       1,660

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              23
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A2 6.71%, 3/17/03                     AAA       $      129   $     129
   01-C A4 4.80%, 2/15/07                     AAA              750         751
Residential Asset Securities Corp.,
 Series 00-KS5 AI1
   7.205%, 8/25/16                            AAA               86          86
Toyota Auto Receivables Owner Trust,
 Series:
   01-A A2 5.38%, 12/15/03                    AAA              207         208
   01-C A2 3.77%, 7/15/04                     AAA            2,100       2,114
------------------------------------------------------------------------------
GROUP TOTAL                                                             21,915
------------------------------------------------------------------------------
ASSET BACKED MORTGAGE (0.1%)
Morserv, Inc.,
 Series 96-2 1A1 2.70%, 11/25/26              AAA              317         317
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.9%)
Federal Home Loan Mortgage Corporation,
 Series:
   ##1710-D IO 2.388%, 6/15/20                Agy              192         192
   1887 SH Inv Fl 47.93%, 3/15/24             Agy            2,550         897
   191 IO 8.00%, 1/1/28                       Agy              851         190
   215 IO 8.00%, 6/1/31                       Agy            2,101         417
   2240 S IO 7.25%, 4/15/25                   Agy            2,384         110
   47 F PAC-1 (12) 10.00%, 6/15/20            Agy              113         119
   63 SA IO 1.50%, 6/17/27                    Tsy            4,770         148
Federal National Mortgage Association,
 Series:
   02-18 PG 5.50%, 6/25/08                    Agy            1,900       1,927
   281-2 IO 9.00%, 11/1/26                    Agy              673         151
   296 2 IO 8.00%, 4/1/24                     Agy            1,425         355
   306 IO 8.00%, 5/1/30                       Agy            2,244         449
   307 IO 8.00%, 6/1/30                       Agy              426          85
   317 1 17.599%, 8/1/31                      Agy            5,133       4,375
   317 2 8.00%, 8/1/31                        Agy            5,133       1,014
   96-14 PC PO 12/25/23                       Agy               29          22
   99-42 SA Inv Fl IO 6.30%, 10/25/28         Agy            4,850         365

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Government National Mortgage Association,
 Series:
   99-27 SE Inv Fl IO 6.70%, 8/16/29          Tsy       $    2,764   $     243
   99-30 S Inv Fl IO 6.70%, 8/16/29           Tsy            4,013         304
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,363
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.1%)
Mid-State Trust II,
 Series 88-2 A4 9.625%, 4/1/03                AAA              263         263
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (3.5%)
American Southwest Financial Securities
 Corp.,
 Series 93-2 A1 7.30%, 1/18/09                N/R              607         629
?Carousel Center Finance, Inc.
   7.188%, 11/15/07                           A              1,400       1,417
Chase Commercial Mortgage Securities
 Corp.,
 Series 99-2 A2 7.198%, 1/15/32               AAA            2,275       2,401
?Crystal Run Properties, Inc.,
 Series 1 A 7.393%, 8/15/11                   AA             1,100       1,128
!First Union-Chase Commercial Mortgage,
 Series 99-C2 A2
   6.645%, 6/15/31                            Aaa            1,750       1,790

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

24

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (CONT'D)
##GMAC Commercial Mortgage Securities,
 Inc.,
 Series:
   +96-C1 X2 IO 2.591%, 10/15/28              Aaa       $    1,955   $     101
   98-C2 A2 6.42%, 5/15/35                    AAA            2,525       2,579
------------------------------------------------------------------------------
GROUP TOTAL                                                             10,045
------------------------------------------------------------------------------
FEDERAL AGENCY (1.4%)
(a)Federal National Mortgage Association
   ??6.625%, 11/15/30                         Agy            1,250       1,261
   7.25%, 5/15/30                             Agy            2,625       2,847
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,108
------------------------------------------------------------------------------
FINANCE (10.5%)
?(a)AIG SunAmerica Global Financing IX
   6.90%, 3/15/32                             AAA              145         144
American General Corp.
   7.50%, 7/15/25                             AAA              545         581
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                              BBB+             895         945
AXA Financial, Inc.
   6.50%, 4/1/08                              A+               760         765
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                             A+             1,650       1,710
Bank One Corp.
   6.00%, 2/17/09                             A-             1,120       1,107
CIGNA Corp.
   6.375%, 10/15/11                           A+               280         274
   7.00%, 1/15/11                             A+               375         383
CIT Group, Inc.
   5.625%, 5/17/04                            A-               305         301
   6.50%, 2/7/06                              A-               165         166
Citicorp,
 Series F
   6.375%, 11/15/08                           A+               705         713
EOP Operating LP
   7.50%, 4/19/29                             BBB+             865         828
?Farmers Exchange Capital
   7.05%, 7/15/28                             BBB+           1,045         803
?Farmers Insurance Exchange
   8.625%, 5/1/24                             BBB+             975         904
(a)General Electric Capital Corp.
   6.75%, 3/15/32                             AAA            1,510       1,449
General Motors Acceptance Corp.
   6.875%, 9/15/11                            BBB+             570         551
   8.00%, 11/1/31                             BBB+             565         566

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   6.60%, 1/15/12                             A+        $      730   $     718
   6.875%, 1/15/11                            A+               700         703
Hartford Life, Inc.
   7.65%, 6/15/27                             A                970       1,009
Household Finance Corp.
   (a)6.40%, 6/17/08                          A                285         279
   6.75%, 5/15/11                             A                155         150
   (a)8.00%, 7/15/10                          A                955       1,006
J.P. Morgan Chase & Co.
   (a)5.35%, 3/1/07                           AA-            1,150       1,124
   6.625%, 3/15/12                            A+               170         168
?John Hancock Funds
   7.375%, 2/15/24                            AA-            1,055       1,028
MBNA America Bank
   6.50%, 6/20/06                             BBB+             465         465
   7.75%, 9/15/05                             BBB+             145         153
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                             A+               625         608
   7.80%, 11/1/25                             A+               875         897
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                             A-             1,245       1,157
?Pemex Master Trust
   8.625%, 2/1/22                             BBB-             225         227
?Prime Property Funding II
   7.00%, 8/15/04                             A              1,380       1,416
?Prudential Holdings, LLC
   7.245%, 12/18/23                           AAA            2,040       2,045
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                            AAA            1,768       1,810
Washington Mutual, Inc.
   8.25%, 4/1/10                              BBB              365         395
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                            A-               425         431
?World Financial Properties,
 Series 96 WFP-B
   6.91%, 9/1/13                              AA-            2,354       2,385
------------------------------------------------------------------------------
GROUP TOTAL                                                             30,364
------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (1.7%)
Government of France O.A.T.
   4.00%, 10/25/09                            AAA       EUR  6,025       4,879
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              25
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (10.2%)
Aetna, Inc.
   7.875%, 3/1/11                             BBB       $    1,090   $   1,074
(a)AOL Time Warner, Inc.
   6.625%, 5/15/29                            BBB+             970         854
   7.625%, 4/15/31                            BBB+             700         697
Centex Corp.
   7.875%, 2/1/11                             BBB              590         609
Clear Channel Communications, Inc.
   7.65%, 9/15/10                             BBB-             885         901
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                             BBB-           1,240       1,032
(a)Comcast Cable Communications
   6.75%, 1/30/11                             BBB              555         540
Conoco, Inc.
   6.95%, 4/15/29                             BBB+             390         389
DaimlerChrysler N.A. Holdings Corp.
   8.50%, 1/18/31                             BBB+             730         783
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                             BBB              355         328
Federated Department Stores, Inc.
   6.90%, 4/1/29                              BBB+             550         511
   7.00%, 2/15/28                             BBB+             170         161
?Florida Windstorm
   7.125%, 2/25/19                            AAA            1,720       1,726
(a)Ford Motor Co.
   6.625%, 10/1/28                            BBB+           1,105         907
Hertz Corp.
   7.40%, 3/1/11                              BBB              155         144
   7.625%, 8/15/07                            BBB            1,015         997
Honeywell International, Inc.
   6.125%, 11/1/11                            A                880         857
?Hyatt Equities LLC
   9.25%, 5/15/05                             BBB            1,045       1,099
Kroger Co.,
 Series B
   7.70%, 6/1/29                              BBB-           1,125       1,168
Lockheed Martin Corp.
   7.75%, 5/1/26                              BBB-             470         502
Lowe's Companies, Inc.
   6.875%, 2/15/28                            A              1,340       1,308
Marriott International, Inc.
   7.00%, 1/15/08                             BBB+           1,170       1,161
May Department Stores Co.
   6.70%, 9/15/28                             A+             1,300       1,224
   7.875%, 3/1/30                             A+               105         113

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Meadwestvaco Corp.
   6.85%, 4/1/12                              BBB       $      200   $     198
?Mohawk Industries, Inc.
   7.20%, 4/15/12                             BBB              195         196
News America Holdings, Inc.
   (a)7.75%, 1/20/24-2/1/24                   BBB-           1,115       1,060
   8.875%, 4/26/23                            BBB-             200         212
Northrop Grumman Corp.
   7.75%, 2/15/31                             BBB-             205         208
Pharmacia Corp.
   6.60%, 12/1/28                             AA-              695         674
?Prudential Holdings, LLC
   8.695%, 12/18/23                           A              1,025       1,064
Raytheon Co.
   8.20%, 3/1/06                              BBB-             705         756
   8.30%, 3/1/10                              BBB-             330         358
Reed Elsevier Capital, Inc.
   6.75%, 8/1/11                              A-               150         151
Simon Property Group LP
   6.375%, 11/15/07                           BBB              495         485
Southwest Airlines Co.,
 Class A-2
   5.496%, 11/1/06                            AAA              280         274
Sun Microsystems, Inc.
   7.65%, 8/15/09                             BBB+             725         744
Target Corp.
   6.75%, 1/1/28                              A+               950         929
TCI Communications, Inc.
   7.875%, 2/15/26                            BBB+             270         266
(a)Telus Corp.
   8.00%, 6/1/11                              BBB+             375         385
Tenet Healthcare Corp.
   6.875%, 11/15/31                           BBB              840         774
U.S. Airways Corp. Pass Through
 Certificate,
 Series 00-1 G
   8.11%, 2/20/17                             AAA              606         630
Williams Cos., Inc.,
 Series A
   7.50%, 1/15/31                             BBB              820         737
(a)WorldCom, Inc. -- WorldCom Group
   8.25%, 5/15/31                             BBB+             670         540
------------------------------------------------------------------------------
GROUP TOTAL                                                             29,726
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

26

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
California Federal Savings & Loan,
 Series 86-1A
   8.80%, 1/1/14                              AA        $       20   $      19
Ryland Acceptance Corp. IV,
 Series 79 A
   6.65%, 7/1/11                              AA+              326         319
------------------------------------------------------------------------------
GROUP TOTAL                                                                338
------------------------------------------------------------------------------
TELEPHONES (2.2%)
?AT&T Corp.
   7.30%, 11/15/11                            BBB+             135         130
   (a)8.00%, 11/15/31                         BBB+             955         927
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                              BBB              865         898
Comcast Cable Communications
   8.375%, 5/1/07                             BBB              320         344
GTE Corp.
   6.94%, 4/15/28                             A+             1,475       1,400
Qwest Capital Funding
   7.75%, 2/15/31                             BBB              245         186
   (a)7.90%, 8/15/10                          BBB            1,180         997
?Sprint Capital Corp.
   8.375%, 3/15/12                            BBB+             460         453
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                             BBB+           1,575       1,097
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,432
------------------------------------------------------------------------------
TRANSPORTATION (0.3%)
Continental Airlines,
 Series:
   98-1 A 6.648%, 9/15/17                     AA               617         586
   (a)99-1 A 6.545%, 2/2/19                   AA               369         343
------------------------------------------------------------------------------
GROUP TOTAL                                                                929
------------------------------------------------------------------------------
UTILITIES (0.5%)
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                             BBB+             300         286
Nisource Finance Corp.
   7.875%, 11/15/10                           BBB            1,045       1,002
Williams Cos., Inc.
   7.75%, 6/15/31                             BBB              150         139
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,427
------------------------------------------------------------------------------

                                             RATINGS       FACE
                                            (STANDARD     AMOUNT       VALUE
                                            & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
YANKEE (1.6%)
(a)Ahold Finance USA, Inc.
   6.875%, 5/1/29                             BBB+      $      365   $     341
?Oil Enterprises Ltd.
   6.239%, 6/30/08                            AAA            1,159       1,171
?Oil Purchase Co.
   7.10%, 4/30/02                             BB+               79          79
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                            BBB+           1,070       1,091
Tyco International Group S.A.
   6.375%, 10/15/11                           BBB              140         125
   (a)6.75%, 2/15/11                          BBB              405         361
(a)United Mexican States
   7.50%, 1/14/12                             BBB-             995         991
   8.30%, 8/15/31                             BBB-             345         342
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,501
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $297,349)                                                             296,581
------------------------------------------------------------------------------

                                                            SHARES
                                                            ------
PREFERRED STOCK (1.0%)
------------------------------------------------------------------------------
MORTGAGES -- OTHER (1.0%)
?!Home Ownership Funding Corp.,
   13.33% (Cost $2,826)                       Aa2                4       2,828
------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
                                                            ------
CASH EQUIVALENTS (36.4%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
 ON LOANED SECURITIES (4.2%)
Bank of America,
   1.87%, 6/10/02                                       $      214         214
Bayrische Hypo-Und Vereinsbank, NY
   1.78%, 7/31/02                                              143         143
Canadian Imperial Bank, NY,
   2.05%, 7/31/02                                               31          31
Citicorp,
   1.87%, 5/28/02                                               86          86
Credit Suisse First Boston USA, Inc.,
   2.03%, 11/25/02                                             121         121
Deutsche Bank (London),
   1.85%, 5/20/02                                              356         356
Dexia Bank, NY,
   1.80%, 5/24/02                                               71          71

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              27
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                           FACE
                                                          AMOUNT       VALUE
                                                          (000)       (000)+
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
ON LOANED SECURITIES (CONT'D)
Federal Home Loan Bank,
   1.77%, 8/23/02                                       $      178   $     178
Federal National Mortgage Association,
   1.72%, 5/14/02                                               79          79
Federal National Mortgage Association,
   1.72%, 8/12/02                                              178         178
Federal National Mortgage Association,
   1.74%, 12/6/02                                               95          95
First Union National Bank,
   1.84%, 5/8/02                                                71          71
Goldman Sachs Group LP,
   1.96%, 7/25/02                                              102         102
Landesbk Baden-Wuerttemberg, NY,
   1.80%, 5/24/02                                              178         178
Merrill Lynch and Company,
   2.05%, 7/24/02                                               57          57
National City Bank Cleveland,
   2.03%, 10/23/02                                             121         121
Royal Bank of Canada (London)
   1.84%, 5/14/02                                              356         356
Salomon Smith Barney, Inc.
   2.06%, 9/11/02                                               38          38
Short-term Government Securities
   Cash Sweep                                                8,748       8,748
Sigma Finance, Inc.
   1.88%, 5/16/02                                              178         178
Societe Generale, NY
   2.00%, 7/12/02                                               63          63
Unicredito Italiano, NY
   2.00%, 7/8/02                                               107         107
Union Bank of Switzerland, Stamford
   1.85%, 5/20/02                                              359         359
Wells Fargo Bank San Francisco N.A.
   1.85%, 5/7/02                                               250         250
------------------------------------------------------------------------------
GROUP TOTAL                                                             12,180
------------------------------------------------------------------------------

                                                            SHARES
                                                            ------
INVESTMENT COMPANIES HELD AS COLLATERAL
ON LOANED SECURITIES (2.4%)
Aim S.T. Investment Co.                                    137,000         137
American Select Cash Reserve Fund                          499,000         499
Citi Institutional Liquid Reserve Fund                     499,000         499
Dreyfus Cash Management Plus Fund                          499,000         499

------------------------------------------------------------------------------
                                                                        VALUE
                                                            SHARES      (000)+
                                                            ------
Evergreen Institutional Money Market Fund                  499,000   $     499
Federated Prime Cash Fund                                  499,000         499
Goldman Sachs Financial Square
 Money Market Fund                                         499,000         499
Janus Institutional Money Market Fund                      499,000         499
Merrill Lynch Funds for Institutions                       499,000         499
Merrill Lynch Premier Institutional Fund                   499,000         499
Merrimac Cash Series Fund                                  499,000         499
Nations Cash Reserves Fund                                 499,000         499
One Group Institutional Prime
 Money Market Fund                                         499,000         499
Prudential Institutional Liquidity Fund                    499,000         499
Reserve Primary Fund                                       499,000         499
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,123
------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
                                                            ------
DISCOUNT NOTES (22.0%)
Federal Home Loan Bank
   1.73%, 4/5/02-5/3/02                                 $   20,000      19,982
   1.74%, 4/24/02                                           10,000       9,989
Federal Home Loan Mortgage Corporation
   1.73%, 4/2/02                                            10,000       9,999
   1.78%, 5/7/02                                             2,000       1,996
Federal National Mortgage Association
   1.74%, 4/16/02                                           10,000       9,992
   1.82%, 6/12/02                                            2,000       1,993
   1.70%, 4/24/02                                           10,000       9,989
------------------------------------------------------------------------------
GROUP TOTAL                                                             63,940
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.7%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                        16,605      16,605
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (2.1%)
U.S. Treasury Bills
   (a)1.76%, 4/4/02                                          5,000       4,999
   ++1.76%, 4/18/02                                          1,150       1,149
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,148
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $105,998)                                                       105,996
------------------------------------------------------------------------------
TOTAL INVESTMENTS (139.6%)
 (Cost $406,173)                                                       405,405
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

28

                                                                          VALUE
                                                                         (000)+
-------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-39.6%)
Receivable for Investments Sold                                    $     15,952
Interest Receivable                                                       2,244
Other Assets                                                                 30
Payable for Investments Purchased                                      (113,369)
Collateral on Securities Loaned                                         (19,303)
Payable for Investment Advisory Fees                                       (266)
Unrealized loss on Swap Agreement                                           (92)
Payable for Trustees' Deferred Compensation Plan --
 Note F                                                                     (29)
Payable for Administrative Fees                                             (20)
Bank Overdraft Payable                                                      (33)
Other Liabilities                                                           (59)
                                                                   ------------
                                                                       (114,945)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $    290,460
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 26,078,318 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $    290,460
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $11.14
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid In Capital                                                   $    297,534
 Undistributed Net Investment Income (Loss)                               2,010
 Undistributed Realized Net Gain (Loss)                                  (8,198)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                   (768)
   Futures and Swaps                                                       (118)
-------------------------------------------------------------------------------
NET ASSETS                                                         $    290,460
-------------------------------------------------------------------------------

(a) All or a Portion of Security on loan at March 31, 2002 -- See Note I to financial statements.
+     See Note A1 to Financial Statements.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
??    Security is subject to delayed delivery. See Note A7 to financial statements.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2002.
CMO   Collateralized Mortgage Obligation
EUR   Euro
InvFl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc., Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PO    Principal Only
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              29
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

U.S. CORE FIXED INCOME PORTFOLIO
----------------------------------------------------------   Salomon Broad
                                   Institutional  Adviser     Investment
                                     Class [ ]    Class (P)     Grade Index
------------------------------------------------------------------------------
Six Months                             1.54%        1.44%        0.10%
------------------------------------------------------------------------------
One Year                               7.03%        6.70%        5.34%
------------------------------------------------------------------------------
Five Years                             7.27%          N/A        7.56%
------------------------------------------------------------------------------
Ten Years                              7.87%          N/A        7.41%
------------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class.

(P)Represents an investment in the Adviser Class which commenced operations 3/01/99.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

    The accompanying notes are an integral part of the financial statements.

30

Statement of Net Assets (Unaudited)

U.S. CORE FIXED INCOME PORTFOLIO (FORMERLY DOMESTIC FIXED INCOME PORTFOLIO) FIXED INCOME SECURITIES (97.9%)

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
MARCH 31, 2002                                & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (64.3%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   7.00%, 4/25/16-4/1/32                       Agy        $13,750   $  14,079
   7.50%, 4/1/32                               Agy          2,650       2,745
 Conventional Pools:
   10.00%, 10/1/12                             Agy            174         193
   10.00%, 11/1/20                             Agy             82          90
   11.50%, 8/1/19                              Agy            121         140
   12.50%, 4/1/14                              Agy              5           6
 Gold Pools:
   7.50%, 11/1/29-3/1/31                       Agy            664         687
   8.00%, 10/1/29-10/1/31                      Agy          4,929       7,301
   8.50%, 3/1/30-7/1/31                        Agy          3,642       3,867
   10.00%, 6/1/17-3/1/21                       Agy            467         518
   12.00%, 11/1/19                             Agy             35          38
Federal National Mortgage Association,
 ??April TBA
   6.00%, 4/1/32                               Agy         29,600      28,677
   6.50%, 4/1/32                               Agy          9,275       9,228
   7.00%, 4/1/32                               Agy          2,325       2,369
   8.00%, 2/15/49                              Agy         10,600      11,130
 Conventional Pools:
   7.50%, 3/1/30-11/1/31                       Agy          1,840       1,907
   8.00%, 4/1/25-12/1/31                       Agy         10,143      10,652
   8.50%, 5/1/23-7/1/31                        Agy         14,660      15,613
   9.50%, 2/1/20-8/1/21                        Agy            643         704
   10.00%, 8/1/18-2/1/25                       Agy            262         290
   10.50%, 11/1/10-1/1/19                      Agy            333         374
   11.00%, 9/1/19-9/1/20                       Agy            453         517
   11.50%, 11/1/19                             Agy            298         342
 ??May TBA
   6.00%, 5/1/32                               Agy         13,000      12,542
   6.50%, 5/1/32                               Agy          9,275       9,185
   7.00%, 5/25/31                              Agy          2,325       2,357
   7.50%, 5/25/31                              Agy          1,375       1,419
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   6.375%, 2/20/25-1/20/28                     Tsy            894         910
   6.625%, 10/20/27-12/20/27                   Tsy            244         251
   6.75%, 8/20/25-9/20/27                      Tsy          1,341       1,373
 ??April TBA
   7.00%, 4/15/31                              Tsy         18,800      19,166
 Various Pools:
   7.00%, 8/15/23-8/15/31                      Tsy          4,189       4,275
   9.00%, 11/15/17                             Tsy            190         209

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
   9.50%, 12/15/17-12/15/21                    Tsy        $ 1,403   $   1,555
   10.00%, 9/15/18-4/15/25                     Tsy          1,192       1,325
   10.50%, 2/15/13-2/15/25                     Tsy          2,142       2,413
   11.00%, 12/15/09-7/15/20                    Tsy            238         272
   11.50%, 4/15/13-8/15/13                     Tsy            256         294
   12.00%, 12/15/12-1/15/15                    Tsy             20          23
-----------------------------------------------------------------------------
GROUP TOTAL                                                           169,036
-----------------------------------------------------------------------------
ASSET BACKED CORPORATES (7.3%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                              AAA            216         217
Centex Home Equity
   01-C A1
   3.34%, 7/25/19                              AAA            716         717
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                             AAA            865         874
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                              AAA          1,300       1,299
Citibank Credit Card Issuance Trust,
 Series:
   00-A3
   6.875%, 11/16/09                            AAA          1,240       1,311
   00-C1
   7.45%, 9/15/07                              BBB            705         740
DaimlerChrysler Auto Trust,
 Series:
   00-E A2
   6.21%, 12/8/03                              AAA            451         457
   00-E A3
   6.11%, 11/8/04                              AAA          1,250       1,287
   01-C A2
   3.71%, 7/6/04                               AAA          1,400       1,410
Ford Credit Auto Owner Trust,
 Series:
   01-A A3
   5.35%, 7/15/03                              AAA            405         407
   02-B A2A
   2.97%, 6/15/04                              AAA          1,900       1,898
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                              AAA            852         872
   01-3 A2
   2.76%, 2/18/04                              AAA          1,200       1,202

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              31
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                              AAA        $   778   $     778
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                             AAA            755         838
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                              AAA          1,583       1,614
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A2
   6.71%, 3/17/03                              AAA             80          81
   00-C A3
   6.72%, 8/16/04                              AAA          1,060       1,087
   01-C A4
   4.80%, 2/15/07                              AAA            525         526
Residential Asset Securities Corp.,
 Series 00-KS5 AI1
   7.205%, 8/25/16                             AAA             54          54
Toyota Auto Receivables Owner Trust,
 Series:
   01-A A2
   5.38%, 12/15/03                             AAA            125         125
   01-C A2
   3.77%, 7/15/04                              AAA          1,500       1,510
-----------------------------------------------------------------------------
GROUP TOTAL                                                            19,304
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (4.4%)
Federal Home Loan Mortgage Corporation,
 Series:
   1887 SH Inv Fl
   47.93%, 3/15/24                             Agy            450         158
   191 IO
   8.00%, 1/1/28                               Agy            420          94
   1911 C S PO
   11/15/23                                    Agy            233         191
   207 IO
   7.00%, 4/1/30                               Agy            455         101
   215 IO
   8.00%, 6/1/31                               Agy            575         114
   2171 B
   6.279%, 6/15/09                             Agy          1,140       1,149
   2234 SC IO Inv Fl
   6.65%, 10/15/29                             Agy          1,521          84

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
   2240 S IO Inv Fl
   7.25%, 4/15/25                              Agy        $ 1,502   $      69
   63 SA IO
   1.50%, 6/17/27                              Agy            829          26
   T-31 A1
   5.938%, 6/25/15                             Agy             65          65
Federal National Mortgage Association,
 Series:
   01-4 SA
   5.70%, 2/17/31                              Agy          2,242         167
   02-18 PG
   5.50%, 6/25/08                              Agy          1,500       1,522
   270-2 IO
   8.50%, 9/1/23                               Agy            236          55
   281-2 IO
   9.00%, 11/1/26                              Agy            253          57
   296 2 IO
   8.00%, 4/1/24                               Agy          1,188         296
   306 IO
   8.00%, 5/1/30                               Agy          1,232         247
   307 IO
   8.00%, 6/1/30                               Agy          1,851         368
   317 1
   17.599%, 9/15/07                            Agy          5,133       4,375
   317 2
   8.00%, 8/1/31                               Agy          5,133       1,014
   97-53 PI IO PAC
   8.00%, 8/18/27                              Agy            352          76
   99-42 SA Inv Fl IO
   6.30%, 10/25/28                             Agy          5,061         381
Government National Mortgage Association,
 Series:
   00-29 Inv Fl IO
   6.65%, 9/20/30                                           2,178         141
   01-46
   5.73%, 9/16/31                              Tsy          2,629         137
   97-14 SB Inv Fl IO
   6.063%, 9/16/27                             Tsy          2,288         169
   99-30 S Inv Fl IO
   6.70%, 8/16/29                              Tsy          2,007         152
   99-32 IO Inv Fl
   5.15%, 7/16/27                              Tsy          2,378          58
-----------------------------------------------------------------------------
GROUP TOTAL                                                            11,266
-----------------------------------------------------------------------------
COMMERCIAL MORTGAGES (1.4%)
?Carousel Center Finance, Inc.
   7.188%, 11/15/07                            A              325         329

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

32

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
COMMERCIAL MORTGAGES (CONT'D)
Chase Commercial Mortgage Securities
 Corp.,
 Series 99-2 A2
   7.198%, 1/15/32                             AAA        $ 1,100   $   1,161
!First Union-Chase Commercial Mortgage,
 Series 99-C2 A2
   6.645%, 6/15/31                             Aaa            925         946
GMAC Commercial Mortgage Securities, Inc.,
 Series:
   !96-C1 X2 IO
   2.591%, 10/15/28                            Aaa          1,253          65
   98-C2 A2
   6.42%, 5/15/35                              AAA          1,175       1,200
-----------------------------------------------------------------------------
GROUP TOTAL                                                             3,701
-----------------------------------------------------------------------------
FEDERAL AGENCY (2.3%)
Federal National Mortgage Association
   ++6.25%, 5/15/29                            Agy          5,325       5,110
   ??(a)6.625%, 11/15/30                       Agy            900         908
-----------------------------------------------------------------------------
GROUP TOTAL                                                             6,018
-----------------------------------------------------------------------------
FINANCE (8.1%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                              AAA            965         959
American General Corp.
   7.50%, 7/15/25                              AAA            430         459
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                               BBB+           430         454
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                              A-             575         596
Bank One Corp.
   6.00%, 2/17/09                              A-             730         722
CIGNA Corp.
   6.375%, 10/15/11                            A-             240         235
   7.00%, 1/15/11                              A-             235         240
CIT Group, Inc.
   5.625%, 5/17/04                             A-             800         789
Citicorp,
 Series F
   6.375%, 11/15/08                            A+             380         384
EOP Operating LP
   6.50%, 4/1/08                               A+             105         106
   6.763%, 6/15/07                             BBB+           165         168
   7.50%, 4/19/29                              BBB+           365         349
?Equitable Life Assurance Society USA,
   6.95%, 12/1/05                              A+             860         895

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
?Farmers Exchange Capital
   7.05%, 7/15/28                              A+         $   585   $     449
Farmers Insurance Exchange
   8.625%, 5/1/24                              BBB+           475         440
(a)General Electric Capital Corp.
   6.75%, 3/15/32                              AAA          1,350       1,305
General Motors Acceptance Corp.
   6.875%, 9/15/11                             BBB+           405         391
   8.00%, 11/1/31                              BBB+           420         420
   6.60%, 1/15/12                              A+             140         138
   6.875%, 1/15/11                             A+             870         874
Hartford Life, Inc.
   7.65%, 6/15/27                              A              730         759
Household Finance Corp.
   5.875%, 2/1/09                              A              105          99
   (a)6.40%, 6/17/08                           A              215         211
   6.75%, 5/15/11                              A              225         218
   8.00%, 7/15/10                              A              400         421
?Hyatt Equities LLC
   7.00%, 5/15/02                              BBB            710         711
J.P. Morgan Chase & Co.
   (a)5.35%, 3/1/07                            AA-            515         503
   (a)6.00%, 2/15/09                           A-             415         402
   6.625%, 3/15/12                             A+             265         262
?John Hancock Funds
   7.375%, 2/15/24                             AA-            930         906
MBNA America Bank
   6.50%, 6/20/06                              BBB+           375         375
   7.75%, 9/15/05                              BBB-           115         122
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                              A+             400         389
   7.80%, 11/1/25                              A+             250         256
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                              A-             755         702
   8.25%, 12/1/31                              A-             225         226
?New England Mutual,
 Series
   7.875%, 2/15/24                             A+             350         356
?Prime Property Funding II
   7.00%, 8/15/04                              A              400         410
?Prudential Holdings, LLC,
 Class B
   7.245%, 12/18/23                            AAA          1,540       1,544
Washington Mutual, Inc.
   8.25%, 4/1/10                               BBB            420         455
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                             A-             260         264

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              33
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
FINANCE (CONT'D)
?World Financial Properties,
 Series 96 WFP-B
   6.91%, 9/1/13                               AA-        $   428   $     434
 96 WFP-D
   6.95%, 9/1/13                               AA-            846         859
-----------------------------------------------------------------------------
GROUP TOTAL                                                            21,257
-----------------------------------------------------------------------------
INDUSTRIALS (7.9%)
Aetna, Inc.
   7.875%, 3/1/11                              BBB            670         660
America West Airlines
   7.10%, 4/2/21                               AAA            716         714
AOL Time Warner, Inc.
   6.625%, 5/15/29                             BBB+           140         123
   7.57%, 2/1/24                               BBB+           185         182
   (a)7.625%, 4/15/31                          BBB+           735         732
Centex Corp.
   7.875%, 2/1/11                              BBB            360         372
Clear Channel Communications, Inc.
   7.65%, 9/15/10                              BBB-           545         555
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                              BBB-           805         670
(a)Comcast Cable Communications
   6.75%, 1/30/11                              BBB            405         394
Conoco, Inc.
   6.95%, 4/15/29                              BBB+           360         359
Continental Airlines,
 Series 97-1 A
   7.461%, 10/1/16                             AA+            317         312
DaimlerChrylser N.A. Holdings Corp.
   7.20%, 9/1/09                               BBB+           355         355
DaimlerChrysler N.A. Holdings Corp.
   8.50%, 1/18/31                              BBB+           220         236
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                              BBB            200         185
Federated Department Stores, Inc.
   (a)6.625%, 9/1/08                           BBB+           120         120
   6.90%, 4/1/29                               BBB+           410         381
?Florida Windstorm
   7.125%, 2/25/19                             AAA          1,160       1,164
(a)Ford Motor Co.
   6.625%, 10/1/28                             BBB+         1,225       1,005
Hertz Corp.
   7.40%, 3/1/11                               BBB            110         102
   7.625%, 8/15/07                             BBB            500         491

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
Honeywell International, Inc.
   6.125%, 11/1/11                             A          $   640   $     623
Intermedia Communications, Inc.,
 Series B
   #0.00%, 7/15/07                             BBB+           100          92
   8.60%, 6/1/08                               BBB+           130         112
Kroger Co.
   (a)7.50%, 4/1/31                            BBB-           140         142
 Series B
   7.70%, 6/1/29                               BBB-           645         670
Lockheed Martin Corp.
   7.75%, 5/1/26                               BBB-           360         384
Lowe's Companies, Inc.
   6.50%, 3/15/29                              A              625         582
   6.875%, 2/15/28                             A              380         371
Marriott International, Inc.
   7.00%, 1/15/08                              BBB+           745         739
May Department Stores Co.
   6.70%, 9/15/28                              A+           1,010         951
Meadwestvaco Corp.
   6.85%, 4/1/12                               BBB            180         178
?Mohawk Industries, Inc.
   7.20%, 4/15/12                              BBB            175         176
News America Holdings, Inc.
   (a)7.75%, 1/20/24-2/1/24                    BBB-           680         646
   8.875%, 4/26/23                             BBB-           295         313
Northrop Grumman Corp.
   7.75%, 2/15/31                              BBB-           145         147
Pharmacia Corp.
   6.60%, 12/1/28                              AA-            465         451
?Prudential Holdings, LLC,
 Class C
   8.695%, 12/18/23                            A              770         799
Raytheon Co.
   8.20%, 3/1/06                               BBB-           510         547
   8.30%, 3/1/10                               BBB-           195         211
Simon Property Group LP
   6.375%, 11/15/07                            BBB            360         353
Southwest Airlines Co.,
 Class A-2
   5.496%, 11/1/06                             AAA            205         201
Sun Microsystems, Inc.
   7.65%, 8/15/09                              BBB+           495         508
Target Corp.
   6.75%, 1/1/28                               A+             285         279
TCI Communications, Inc.
   7.875%, 2/15/26                             BBB+           205         202

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

34

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
INDUSTRIAL (CONT'D)
Tenet Healthcare Corp.
   6.875%, 11/15/31                            BBB        $   615   $     567
U.S. Airways Corp. Pass Through
 Certificate,
 Series 00-1 G
   8.11%, 2/20/17                              AAA            305         317
Williams Cos., Inc.,
 Series A
   7.50%, 1/15/31                              BBB            785         706
WorldCom, Inc.-WorldCom Group
   8.25%, 5/15/31                              BBB+           610         492
-----------------------------------------------------------------------------
GROUP TOTAL                                                            20,871
-----------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
##Gemsco Mortgage Pass Through
 Certificate,
 Series 87-A
   8.70%, 11/25/10                             AA              81          82
-----------------------------------------------------------------------------
TELEPHONES (1.7%)
?AT&T Corp.
   7.30%, 11/15/11                             BBB+           105         101
   (a)8.00%, 11/15/31                          BBB+           735         713
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                               BBB            500         519
Comcast Cable Communications
   8.375%, 5/1/07                              BBB            265         285
GTE Corp.
   6.94%, 4/15/28                              A+             890         845
Qwest Capital Funding
   7.75%, 2/15/31                              BBB             95          72
   7.90%, 8/15/10                              BBB          1,065         900
?Sprint Capital Corp.
   8.375%, 3/15/12                             BBB            415         409
WorldCom, Inc.-WorldCom Group
   6.95%, 8/15/28                              BBB+           890         620
-----------------------------------------------------------------------------
GROUP TOTAL                                                             4,464
-----------------------------------------------------------------------------
TRANSPORTATION (0.1%)
(a)Continental Airlines,
 Series 99-1 A
   6.545%, 2/2/19                              AA             396         368
-----------------------------------------------------------------------------
UTILITIES (0.4%)
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                              BBB+           220         210
(a)Detroit Edison Co.
   6.125%, 10/1/10                             A-             100          96

                                               RATINGS       FACE
                                              (STANDARD    AMOUNT       VALUE
                                              & POOR'S)     (000)      (000)+
-----------------------------------------------------------------------------
Nisource Finance Corp.
   7.875%, 11/15/10                            BBB        $   660   $     633
Williams Cos., Inc.
   7.75%, 6/15/31                              BBB             90          83
-----------------------------------------------------------------------------
GROUP TOTAL                                                             1,022
-----------------------------------------------------------------------------
TOTAL FIXED INCOME
 (Cost $257,920)                                                      257,389
-----------------------------------------------------------------------------
                                                           SHARES
                                                           ------
PREFERRED STOCK (0.3%)
-----------------------------------------------------------------------------
MORTGAGE -- OTHER (0.3%)
?!Home Ownership Funding Corp.,
   13.33% (Cost $737)                          Aa2          1,200         780
-----------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
                                                           ------
CASH EQUIVALENTS (47.1%)
-----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
 SECURITIES (1.1%)
Bank of America,
   1.87%, 6/10/02                                         $   109         109
Bayrische Hypo-Und Vereinsbank, NY
   1.78%, 7/31/02                                              73          73
Canadian Imperial Bank, NY,
   2.05%, 7/31/02                                              16          16
Citicorp,
   1.87%, 5/28/02                                              43          43
Credit Suisse First Boston USA, Inc.,
   2.03%, 11/25/02                                             62          62
Deutsche Bank (London),
   1.85%, 5/20/02                                             181         181
Dexia Bank, NY,
   1.80%, 5/24/02                                              36          36
Federal Home Loan Bank,
   1.77%, 8/23/02                                              90          90
Federal National Mortgage Association,
   1.72%, 5/14/02                                              40          40
Federal National Mortgage Association,
   1.72%, 8/12/02                                              90          90
Federal National Mortgage Association,
   1.74%, 12/6/02                                              48          48
First Union National Bank,
   1.84%, 5/8/02                                               36          36
Goldman Sachs Group LP,
   1.96%, 7/25/02                                              52          52

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              35
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                             FACE
                                                           AMOUNT       VALUE
                                                            (000)      (000)+
-----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
 SECURITIES (CONT'D)
Landesbk Baden-Wuerttemberg, NY,
   1.80%, 5/24/02                                         $    90   $      90
Merrill Lynch and Company,
   2.05%, 7/24/02                                              29          29
National City Bank Cleveland,
   2.03%, 10/23/02                                             62          62
Royal Bank of Canada (London),
   1.84%, 5/14/02                                             181         181
Salomon Smith Barney, Inc.
   2.06%, 9/11/02                                              19          19
Short-Term Government Securities Cash
 Sweep                                                        948         948
Sigma Finance, Inc.
   1.88%, 5/16/02                                              90          90
Societe Generale, NY
   2.00%, 7/12/02                                              32          32
Unicredito Italiano, NY
   2.00%, 7/8/02                                               54          54
Union Bank of Switzerland, Stamford,
   1.85%, 5/20/02                                             182         182
Wells Fargo Bank San Francisco N.A.,
   1.85%, 5/7/02                                              127         127
-----------------------------------------------------------------------------
GROUP TOTAL                                                             2,690
-----------------------------------------------------------------------------
                                                           SHARES
                                                           ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES
(1.4%)
Aim S.T. Investment Co.                                    70,000          70
American Select Cash Reserve Fund                         253,000         253
Citi Institutional Liquid Reserve Fund                    253,000         253
Dreyfus Cash Management Plus Fund                         253,000         253
Evergreen Institutional Money Market Fund                 253,000         253
Federated Prime Cash Fund                                 253,000         253
Goldman Sachs Financial Square Money Market Fund          253,000         253
Janus Institutional Money Market Fund                     253,000         253
Merrill Lynch Funds for Institutions                      253,000         253
Merrill Lynch Premier Institutional Fund                  253,000         253
Merrimac Cash Series Fund                                 253,000         253
Nations Cash Reserve Fund                                 253,000         253
One Group Institutional Prime Money Market Fund           253,000         253
Prudential Institutional Liquidity Fund                   253,000         253
Reserve Primary Fund                                      253,000         253
-----------------------------------------------------------------------------
GROUP TOTAL                                                             3,612
-----------------------------------------------------------------------------

                                                             FACE
                                                           AMOUNT       VALUE
                                                            (000)      (000)+
-----------------------------------------------------------------------------
DISCOUNT NOTES (36.9%)
Federal Home Loan Bank
   1.73%, 4/26/02                                         $10,000   $   9,988
   1.73%, 4/5/02                                           10,000       9,998
   1.74%, 4/24/02                                          10,500      10,488
   1.86%, 6/26/02                                          10,000       9,956
Federal Home Loan Mortgage Corporation
   1.78%, 5/7/02                                           30,000      29,944
   3.58%, 6/20/02                                           6,730       6,702
Federal National Mortgage Association
   1.75%, 4/23/02                                          10,000       9,989
   1.77%, 6/5/02                                           10,000       9,968
-----------------------------------------------------------------------------
GROUP TOTAL                                                            97,033
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.9%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                       10,336      10,336
-----------------------------------------------------------------------------
TREASURY SECURITY (3.8%)
U.S. Treasury Bill
   1.76%, 4/4/02                                           10,000       9,998
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $123,673)                                123,669
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (145.3%) (Cost $382,330)                            381,838
-----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-45.3%)
Cash                                                                $      47
Receivable for Investments Sold                                         4,141
Receivable for Forward Commitments                                     21,851
Interest Receivable                                                     1,575
Dividends Receivable                                                       40
Other Assets                                                               12
Payable for Investments Purchased                                     (51,179)
Payable for Forward Commitments                                       (88,724)
Collateral on Securities Loaned                                        (6,302)
Payable for Investment Advisory Fees                                     (115)
Payable for Administrative Fees                                           (16)
Payable for Daily Variation on Futures Contracts                          (90)
Unrealized Loss on Swaps                                                  (85)
Payable for Trustees' Deferred Compensation
 Plan -- Note F                                                           (14)
Payable for Distribution Fee -- Adviser Class                              (1)
Other Liabilities                                                         (58)
                                                                    ---------
                                                                     (118,918)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                   $ 262,920
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

36

                                                                      VALUE
                                                                     (000)+
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
NET ASSETS
Applicable to 23,379,162 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $ 257,194
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $11.00
-----------------------------------------------------------------------------
ADVISER CLASS
-----------------------------------------------------------------------------
NET ASSETS
Applicable to 522,615 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $   5,726
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $10.96
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $ 262,511
 Undistributed Net Investment Income (Loss)                             1,562
 Undistributed Realized Net Gain (Loss)                                  (357)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                (492)
   Futures and Swaps                                                    (304)
-----------------------------------------------------------------------------
NET ASSETS                                                          $ 262,920
-----------------------------------------------------------------------------

(a) All or a Portion of Security on loan at March 31, 2002 -- See Note I to Financial Statements.
+      See Note A1 to Financial Statements.

?      144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

++ A portion of these securities was pledged to cover margin requirements for futures contracts.
??     Security is subject to delayed delivery. See Note A7 to Financial
       Statements.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security -- rate disclosed is as of March 31,
       2002.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc., or Standard & Poor's
       Corporation.
PAC    Planned Amortization Class
TBA    To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              37
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

CASH RESERVES PORTFOLIO

The Cash Reserves Portfolio seeks to realize maximum current income, consistent with the preservation of capital and liquidity. The Portfolio seeks to maintain a stable net assets value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have a remaining maturity in excess of 397 days.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

CASH RESERVES PORTFOLIO                                             Salomon
-------------------------------------------------      Lipper       1-Month
                       Institutional   Investment   Money Market    Treasury
                         Class [ ]      Class (L)     Average      Bill Index
---------------------------------------------------------------------------------
Six Months                 0.97%         0.91%         0.73%         1.00%
---------------------------------------------------------------------------------
One Year                   2.97%         2.83%         2.45%         2.85%
---------------------------------------------------------------------------------
Five Years                 5.00%           N/A         4.49%         4.48%
---------------------------------------------------------------------------------
Ten Years                  4.64%           N/A         4.23%         4.28%
---------------------------------------------------------------------------------
7-Day Effective Yield      1.68%         1.52%
---------------------------------------------------------------------------------
SEC 7-Day Current
 Yield                     1.66%         1.51%
---------------------------------------------------------------------------------

The SEC 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current SEC 7-day yield by calling 1-800-354-8185.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class.

(L)Represents an investment in the Investment Class which commenced operations 8/16/99.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE LIPPER MONEY MARKET AVERAGE OF MONEY MARKET FUNDS AND THE SALOMON 1-MONTH TREASURY BILL INDEX. WHILE THE PORTFOLIO MAY INVEST IN THE GOVERNMENT SECURITIES REPRESENTED BY THE SALOMON 1-MONTH TREASURY BILL INDEX, IT ALSO INVESTS IN NON-GOVERNMENT ISSUES AND SECURITIES WITH MATURITIES GREATER THAN ONE MONTH. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

38

Statement of Net Assets (Unaudited)

CASH RESERVES PORTFOLIO
COMMERCIAL PAPER (40.8%)

                                                         FACE
                                                        AMOUNT        VALUE
                    MARCH 31, 2002                       (000)       (000)+
---------------------------------------------------------------------------
BANKING (6.4%)
Barclays U.S. Funding Corp.
   1.75%, 4/8/02                                        $ 2,000   $   1,999
Citicorp
   1.80%, 4/10/02                                         2,000       1,999
Mellon Finance Corp.
   1.81%, 5/17/02                                         2,000       1,995
   1.85%, 6/17/02                                         3,000       2,989
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,982
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.2%)
General Electric Capital Corp.
   1.85%, 5/16/02                                         2,000       1,996
   1.92%, 7/31/02                                         2,000       1,987
   2.05%, 5/29/02                                         2,000       1,993
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,976
---------------------------------------------------------------------------
FINANCE -- AUTOMOTIVE (1.4%)
American Honda Finance
   1.82%, 5/20/02                                         2,000       1,995
---------------------------------------------------------------------------
FINANCE -- CONSUMER (7.8%)
FCAR Owner Trust I
   1.74%, 4/24/02                                         2,000       1,998
   1.81%, 4/19/02                                         2,000       1,998
   1.82%, 5/3/02                                          2,000       1,997
New Center Asset Trust Corp.
   1.82%, 6/5/02                                          2,000       1,993
   1.88%, 7/26/02                                         3,000       2,982
---------------------------------------------------------------------------
GROUP TOTAL                                                          10,968
---------------------------------------------------------------------------
INSURANCE (3.6%)
American General Corp.
   1.78%, 4/29/02                                         3,000       2,996
   1.83%, 5/13/02                                         2,000       1,996
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,992
---------------------------------------------------------------------------
INTEGRATED OIL COMPANIES (2.8%)
BP Capital plc
   1.77%, 5/7/02                                          2,000       1,996
ChevronTexaco Corp.
   1.80%, 4/25/02                                         2,000       1,998
---------------------------------------------------------------------------
GROUP TOTAL                                                           3,994
---------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT        VALUE
                                                         (000)       (000)+
---------------------------------------------------------------------------
INTERNATIONAL BANKS (8.9%)
Abbey National N.A. Corp.
   1.79%, 6/11/02                                       $ 2,000   $   1,993
CBA (Delaware) Finance, Inc.
   1.80%, 4/22/02                                         2,000       1,998
Deutsche Bank
   1.72%, 4/12/02                                         2,000       1,999
Royal Bank of Canada
   1.72%, 4/5/02                                          2,000       2,000
Societe Generale
   1.76%, 4/3/02                                          2,500       2,499
   1.88%, 6/26/02                                         2,000       1,991
---------------------------------------------------------------------------
GROUP TOTAL                                                          12,480
---------------------------------------------------------------------------
MAJOR BANKS (4.3%)
State Street Corp.
   1.77%, 4/26/02                                         2,000       1,998
   1.78%, 4/1/02                                          2,000       1,999
Wells Fargo & Co.
   1.80%, 6/12/02                                         2,000       1,993
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,990
---------------------------------------------------------------------------
MAJOR PHARMACEUTICALS (1.4%)
Merck & Co., Inc.
   2.22%, 4/18/02                                         2,000       1,998
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $57,375)                                57,375
---------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (2.8%)
---------------------------------------------------------------------------
MAJOR BANKS (2.8%)
Canadian Imperial Holdings
   1.62%, 4/17/02                                         2,000       2,000
Toronto Dominion Holdings, USA Inc.
   1.86%, 7/12/02                                         1,999       1,999
---------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999)                           3,999
---------------------------------------------------------------------------
BANK NOTES (2.8%)
---------------------------------------------------------------------------
INTERNATIONAL BANKS (2.8%)
LaSalle Bank
   1.83%, 6/7/02                                          2,000       2,000
   1.83%, 6/28/02                                         2,000       2,000
---------------------------------------------------------------------------
TOTAL BANK NOTES (Cost $4,000)                                        4,000
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CASH RESERVES PORTFOLIO

                                                                              39
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                         FACE
                                                        AMOUNT      VALUE
                                                         (000)     (000)+
---------------------------------------------------------------------------
DISCOUNT NOTES (41.9%)
Federal Home Loan Bank
   1.75%, 4/17/02                                       $10,000   $   9,992
Federal Home Loan Mortgage Corporation
   1.74%, 4/3/02                                         10,000       9,999
   3.45%, 4/15/02                                         2,500       2,497
Federal National Mortgage Association
   1.78%, 4/12/02                                        10,000       9,995
   1.86%, 6/26/02                                         3,000       2,987
   1.87%, 6/12/02                                         5,000       4,981
   2.22%, 4/11/02                                         2,000       1,999
   2.29%, 12/13/02                                        2,000       1,967
   3.37%, 4/5/02                                          3,000       2,999
   3.47%, 4/16/02                                         1,600       1,598
   3.58%, 7/18/02                                         4,000       3,957
KFW International Finance Corp.
   1.72%, 5/15/02                                         2,000       1,996
   1.81%, 6/27/02                                         2,000       1,991
   1.89%, 6/21/02                                         2,000       1,991
---------------------------------------------------------------------------
TOTAL DISCOUNT NOTES (Cost $58,949)                                  58,949
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (11.9%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02 (Cost $16,690)      16,690      16,690
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (Cost $141,013)                          141,013
---------------------------------------------------------------------------

                                                                      VALUE
                                                                     (000)+
---------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.2%)
Interest Receivable                                               $      24
Other Assets                                                             97
Dividends Payable                                                     (199)
Payable for Investment Advisory Fees                                  (165)
Payable for Trustees' Deferred Compensation Plan -- Note F             (11)
Payable for Administrative Fees                                         (9)
                                                                  ---------
                                                                      (263)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                 $ 140,750
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 136,489,483 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $ 136,504
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $1.00
---------------------------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 4,245,710 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $   4,246
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $1.00
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid In Capital                                                  $ 140,738
 Undistributed Net Investment Income (Loss)                              12
---------------------------------------------------------------------------
NET ASSETS                                                        $ 140,750
---------------------------------------------------------------------------

+   See Note A1 to Financial Statements
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

40

Portfolio Overview (Unaudited)

GLOBAL FIXED INCOME PORTFOLIO

The Global Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities issued by U.S. and foreign issuers, including those located in emerging markets. The Portfolio will invest in a combination of government, corporate and mortgage securities the Adviser believes offer attractive values. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in high yield securities (commonly referred to as "junk bonds"). The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------------
                                             Institutional    Salomon World
                                               Class [ ]     Gov't Bond Index
---------------------------------------------------------------------------------
Six Months                                      (2.78%)          (4.74%)
---------------------------------------------------------------------------------
One Year                                          1.11%            0.47%
---------------------------------------------------------------------------------
Five Years                                        2.02%            2.70%
---------------------------------------------------------------------------------
Since Inception                                   4.22%            4.30%
---------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class. The Global Fixed Income Portfolio commenced operations on 4/30/93.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON WORLD GOVERNMENT BOND INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS.

                                                                              41
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

GLOBAL FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (88.8%)

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
MARCH 31, 2002                               & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
BRITISH POUND (4.8%)
#NTL, Inc.
   0.00%, 4/1/08
Orange plc                                     N/R        GBP   260   $    103
   8.625%, 8/1/08                              BBB+             110        156
United Kingdom Treasury Bond
   8.00%, 6/10/03                              AAA              865      1,278
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,537
------------------------------------------------------------------------------
CANADIAN DOLLAR (6.8%)
Government of Canada
   5.50%, 6/1/09                               AAA       CAD  3,550      2,204
------------------------------------------------------------------------------
EURO (30.5%)
ABN AMRO Bank NV
   4.625%, 5/12/09                             AA-        EUR   145        118
Adecco Financial Services
   6.00%, 3/15/06                              BBB+              75         64
BAT International Finance plc
   4.875%, 2/25/09                             A                 75         61
CIT Group, Inc.
   5.50%, 5/16/05                              A-               100         87
Clear Channel Communications, Inc.
   6.50%, 7/7/05                               BBB-              75         63
Corning, Inc.
   ?5.625%, 2/18/05                            BBB              100         68
   6.25%, 2/18/10                              BBB               35         23
Dana Corp.
   9.00%, 8/15/11                              BB                75         64
?Depfa Pfandbriefbank
   5.50%, 1/15/10                              AAA              575        503
Fixed Link Finance B.V
   5.75%, 8/1/25                               AAA              100         87
FKI plc
   6.625%, 2/22/10                             BBB+              55         44
Government of France
   5.25%, 4/25/08                              AAA            1,225      1,077
Government of France O.A.T
   8.50%, 10/25/19                             AAA              340        392
Government of Germany
   6.25%, 1/4/24                               AAA              986        926
   6.50%, 7/4/27                               AAA            1,500      1,451
   6.875%, 5/12/05                             AAA            1,600      1,479
   7.25%, 10/21/02                             AAA              345        306
   8.00%, 7/22/02                              AAA              450        397
!Hammerson plc
   6.25%, 6/20/08                              Baa1             145        126

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Imperial Tobacco Finance plc
   6.375%, 9/27/06                             BBB        EUR   115   $    100
Lloyds TSB Bank plc
   5.625%, 7/15/49                             A+               150        125
Pearson plc
   6.125%, 2/1/07                              BBB+              65         57
Republic of Italy BTPS
   9.50%, 2/1/06                               AA               466        471
   10.00%, 8/1/03                              AA               962        900
Rolls-Royce plc
   6.375%, 6/14/07                             A-                50         43
Securitas A.B
   6.125%, 3/14/08                             BBB+             155        135
Syngenta Luxemboug Finance II S.A.
   5.50%, 7/10/06                              A-               125        108
Tecnost International Finance NV
   6.125%, 7/30/09                             BBB              205        176
Tyco International Group S.A.
   6.125%, 4/4/07                              BBB               25         19
VNU N.V.
   6.625%, 5/30/07                             BBB+             125        109
Vodafone Finance BV
   4.75%, 5/27/09                              A                 95         77
WPP Group plc
   6.00%, 6/18/08                              A-               165        142
------------------------------------------------------------------------------
GROUP TOTAL                                                              9,798
------------------------------------------------------------------------------
GERMAN MARK (0.2%)
Colt Telecom Group plc
   7.625%, 7/31/08                             B+         DEM   174         80
------------------------------------------------------------------------------
JAPANESE YEN (13.6%)
Federal National Mortgage
 Association -- Global
   1.75%, 3/26/08                              AAA       JPY 100,000       802
Government of Japan
   0.90%, 12/22/08                             AAA          473,700      3,576
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,378
------------------------------------------------------------------------------
SWEDISH KRONA (2.5%)
Swedish Government
   6.00%, 2/9/05                               AAA       SEK  8,080        793
------------------------------------------------------------------------------
UNITED STATES DOLLAR (30.4%)
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (7.7%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   7.00%, 4/1/32                               Agy       $      700        713

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

42

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (CONT'D)
Federal National Mortgage Association,
 ??April TBA
   6.00%, 4/1/32                               Agy       $      750   $    727
   6.50%, 4/1/32                               Agy              525        522
 ??May TBA
   6.50%, 5/1/32                               Agy              525        520
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,482
------------------------------------------------------------------------------
FINANCE (9.3%)
American General Corp.
   7.50%, 7/15/25                              AAA               25         27
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                               BBB+              90         95
   9.125%, 4/1/10                              BBB+              65         70
Bank One Corp.
   7.625%, 10/15/26                            A-               100        105
CIGNA Corp.
   6.375%, 10/15/11                            A+                35         34
   7.00%, 1/15/11                              A+                50         51
EOP Operating LP
   6.763%, 6/15/07                             BBB+             140        142
Equitable Cos., Inc.
   7.00%, 4/1/28                               A+               275        263
?Farmers Exchange Capital
   7.05%, 7/15/28                              BBB+             200        154
Ford Motor Credit Corp.
   7.25%, 10/25/11                             BBB+              70         67
General Electric Capital Corp.
   6.75%, 3/15/32                              AAA              165        160
General Motors Acceptance Corp.
   6.875%, 9/15/11                             BBB+              75         72
   8.00%, 11/1/31                              BBB+              75         75
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                             A+               170        171
GS Escrow Corp.
   7.125%, 8/1/05                              BB+              105        104
Hartford Financial Services Group, Inc.
   7.90%, 6/15/10                              A                100        107
Household Finance Corp.
   6.40%, 6/17/08                              A                 40         39
   8.00%, 7/15/10                              A                 90         95
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                               AA-               65         63
   6.625%, 3/15/12                             A+                55         54
?Nationwide Mutual Life Insurance Co.
   7.50%, 2/15/24                              A-               200        186

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Pemex Project Funding Master Trust
   9.125%, 10/13/10                            BBB-      $       45   $     48
?Prudential Holdings, LLC
   7.245%, 12/18/23                            AAA              280        281
   8.695%, 12/18/23                            A                145        151
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                             AAA               93         96
?World Financial Properties,
 Series 96 WFP-D
   6.95%, 9/1/13                               AA-              274        278
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,988
------------------------------------------------------------------------------
INDUSTRIALS (7.8%)
Aetna, Inc.
   7.875%, 3/1/11                              BBB              105        103
AOL Time Warner, Inc.
   6.625%, 5/15/29                             BBB+             100         88
   7.625%, 4/15/31                             BBB+             115        114
ArvinMeritor, Inc.
   8.75%, 3/1/12                               BBB-              30         31
Centex Corp.
   7.50%, 1/15/12                              BBB               35         35
   7.875%, 2/1/11                              BBB               50         52
#Charter Communications Holdings LLC
   0.00%, 1/15/10-1/15/11                      B+                85         56
Comcast Cable Communications
   6.75%, 1/30/11                              BBB               80         78
Cox Communications, Inc.
   7.75%, 11/1/10                              BBB               70         71
CSC Holdings, Inc.
   7.25%, 7/15/08                              BB+              145        139
DaimlerChrysler N.A. Holdings Corp.
   8.00%, 6/15/10                              BBB+              65         68
   8.50%, 1/18/31                              BBB+              55         59
Dana Corp.
   9.00%, 8/15/11                              BB                20         20
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                              BBB               50         46
Federated Department Stores, Inc.
   6.30%, 4/1/09                               BBB+              35         34
   6.90%, 4/1/29                               BBB+              55         51
?Florida Windstorm
   7.125%, 2/25/19                             AAA              180        181
Ford Motor Co.
   6.625%, 10/1/28                             BBB+             200        164
HCA, Inc.
   7.19%, 11/15/15                             BBB-             170        165

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

                                                                              43
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Honeywell International, Inc.
   6.125%, 11/1/11                             A         $      100   $     97
Intermedia Communications, Inc.,
 Series B
   8.60%, 6/1/08                               BBB+              20         17
Kroger Co.,
 Series B
   7.70%, 6/1/29                               BBB-              40         42
Lockheed Martin Corp.
   7.75%, 5/1/26                               BBB-              70         75
Meadwestvaco Corp.
   6.85%, 4/1/12                               BBB               25         25
?Mohawk Industries, Inc.
   7.20%, 4/15/12                              BBB               25         25
News America Holdings, Inc.
   8.875%, 4/26/23                             BBB-             170        180
Pulte Homes, Inc.
   7.875%, 8/1/11                              BBB-              95         95
Raytheon Co.
   8.20%, 3/1/06                               BBB-             120        129
Telus Corp.
   8.00%, 6/1/11                               BBB+              25         26
Tenet Healthcare Corp.
   6.875%, 11/15/31                            BBB              115        106
Waste Management, Inc.
   7.375%, 5/15/29                             BBB              120        113
Williams Cos., Inc.,
 Series A
   7.50%, 1/15/31                              BBB               35         31
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,516
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
Comcast Cable Communications
   8.375%, 5/1/07                              BBB               45         48
------------------------------------------------------------------------------
TELEPHONES (2.7%)
?AT&T Corp.
   7.30%, 11/15/11                             BBB+              20         19
   8.00%, 11/15/31                             BBB+             130        126
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                               BBB              105        109
GTE Corp.
   6.94%, 4/15/28                              A+               160        152
#Nextel Communications, Inc.
   0.00%, 9/15/07                              B                150        100

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Qwest Capital Funding
   7.75%, 2/15/31                              BBB       $       60   $     46
   7.90%, 8/15/10                              BBB              100         84
?Sprint Capital Corp.
   8.375%, 3/15/12                             BBB+              50         49
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                              BBB+             245        171
------------------------------------------------------------------------------
GROUP TOTAL                                                                856
------------------------------------------------------------------------------
UTILITIES (1.1%)
Calpine Corp.
   8.50%, 2/15/11                              B+                90         72
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                              BBB+              40         38
?Mirant Americas Generation LLC
   7.20%, 10/1/08                              BBB-             110         98
Nisource Finance Corp.
   7.875%, 11/15/10                            BBB               90         86
Williams Cos., Inc.
   7.75%, 6/15/31                              BBB               80         74
------------------------------------------------------------------------------
GROUP TOTAL                                                                368
------------------------------------------------------------------------------
YANKEE (1.6%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                              BBB+              50         47
Global Crossing Holdings Ltd.
   8.70%, 8/1/07                               BB                75          3
   9.125%, 11/15/06                            BB               145          3
?Oil Purchase Co.
   7.10%, 4/30/02                              BB+               17         17
?Oil Purchase Co. II
   10.73%, 1/31/04                             BB+               20         20
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                             BBB+             100        102
Republic of Brazil,
 Series C
   8.00%, 4/15/14                              BB-               43         35
Republic of Colombia
   11.75%, 2/25/20                             BB                95         95
Tyco International Group S.A.
   6.375%, 10/15/11                            BBB               55         49
United Mexican States
   8.375%, 1/14/11                             BBB-             135        142
------------------------------------------------------------------------------
GROUP TOTAL                                                                513
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

44

                                              RATINGS
                                             (STANDARD                 VALUE
MARCH 31, 2002                               & POOR'S)                 (000)+
------------------------------------------------------------------------------
TOTAL UNITED STATES DOLLAR                                            $  9,771
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $31,399)                                                         28,561
------------------------------------------------------------------------------
PREFERRED STOCK (3.2%)
------------------------------------------------------------------------------
                                                             SHARES
                                                             ------
MORTGAGE -- OTHER (3.2%)
?!Home Ownership Funding Corp.
   13.33% (Cost $990)                          Aa2            1,575      1,024
------------------------------------------------------------------------------
                                                               FACE
                                                             AMOUNT
                                                              (000)
                                                             ------
CASH EQUIVALENTS (13.0%)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.3%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                     $    2,658      2,658
------------------------------------------------------------------------------
TREASURY BILLS (4.7%)
U.S. Treasury Bills
   1.58% 7/18/02                                                200        199
   1.69% 4/4/02                                                 800        800
   1.77% 4/11/02                                                500        500
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,499
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $4,157)                                                           4,157
------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.0%)
 (Cost $36,546)                                                         33,742
------------------------------------------------------------------------------

                                                                       VALUE
                                                                       (000)+
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.0%)
Receivable for Investments Sold                                       $     20
Receivable for Forward Commitments                                         521
Dividends Receivable                                                         7
Interest Receivable                                                        592
Receivable for Variation Margin on Futures Contracts                        23
Initial Margin on Futures Contracts                                        324
Unrealized Gain on Forward Foreign Currency Contracts                       66
Other Assets                                                                 6
Payable for Investments Purchased                                      (1,269)
Payable for Forward Commitments                                        (1,795)
Payable for Investment Advisory Fees                                      (31)
Payable for Administrative Fees                                            (5)
Bank Overdraft Payable                                                    (20)
Other Liabilities                                                         (24)
                                                                      --------
                                                                       (1,585)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $ 32,157
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 3,541,065 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                              $ 32,157
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $9.08
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                      $ 38,361
 Undistributed Net Investment Income (Loss)                              (561)
 Undistributed Realized Net Gain (Loss)                                (3,049)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (2,804)
   Foreign Currency Transactions                                            61
   Futures                                                                 149
------------------------------------------------------------------------------
NET ASSETS                                                            $ 32,157
------------------------------------------------------------------------------

+   See Note A1 to Financial Statements.
?   144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
??  Security is subject to delayed delivery. See Note A7 to Financial
    Statements.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002.
TBA To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              45
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government, corporate and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

HIGH YIELD PORTFOLIO
------------------------------------------------------------
                       Institutional   Investment   Adviser    CS First Boston
                         Class [ ]      Class (L)   Class (P)  High Yield Index
-----------------------------------------------------------------------------------
Six Months                  1.71%          1.76%      1.74%          8.31%
-----------------------------------------------------------------------------------
One Year                 (11.84%)       (11.92%)    (12.00%)         3.36%
-----------------------------------------------------------------------------------
Five Years                  0.70%          0.58%      0.46%          3.46%
-----------------------------------------------------------------------------------
Ten Years                   6.81%         N/A         N/A            7.26%
-----------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

(L)Represents an investment in the Investment Class which commenced operations 5/21/96.

(P)Represents an investment in the Adviser Class which commenced operations 1/31/97.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX, AN UNMANAGED MARKET INDEX. PREVIOUSLY, THE PORTFOLIO'S RETURNS HAD BEEN COMPARED TO THE SALOMON HIGH YIELD INDEX. THE ADVISER BELIEVES THAT THE CS FIRST BOSTON HIGH YIELD INDEX HAS A MORE COMPREHENSIVE COVERAGE OF GEOGRAPHIC REGIONS AND TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS," REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

46

Statement of Net Assets (Unaudited)

HIGH YIELD PORTFOLIO
FIXED INCOME SECURITIES (88.0%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
MARCH 31, 2002                            & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
AEROSPACE (1.3%)
(a)Air Canada
   10.25%, 3/15/11                          B         $    7,345   $     5,729
?Jet Equipment Trust, Series:
   94-C1 11.79%, 6/15/13                    BB+            3,050         1,525
   95-D 11.44%, 11/1/14                     BB-            2,050         1,005
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,259
------------------------------------------------------------------------------
ASSET BACKED CORPORATE (0.1%)
!##GMAC Commercial Mortgage Securities,
 Inc.,
 Series 96-C1 X2 IO
   2.591%, 10/15/28                         Aaa            8,020           413
------------------------------------------------------------------------------
CABLE (10.0%)
(a)Adelphia Communications Corp.,
 Series B
   7.75%, 1/15/09                           B+             7,400         6,216
   8.375%, 2/1/08                           B+             5,945         5,172
(a)British Sky Broadcasting Group plc
   6.875%, 2/23/09                          BB+            6,410         6,030
   8.20%, 7/15/09                           BB+            4,600         4,647
Cablevision S.A.
   13.75%, 5/1/09                           CC             3,965           674
(a)Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                          CCC+          11,975         1,796
Charter Communications Holdings LLC
   10.25%, 1/15/10                          B+             6,000         5,850
(a)CSC Holdings, Inc., Series B
   7.625%, 4/1/11                           BB+              515           498
(a)Echostar DBS Corp.
   ?9.125%, 1/15/09                         B+             2,100         2,163
   9.375%, 2/1/09                           B+             2,190         2,278
!!#NTL, Inc.
   0.00%, 4/1/08                            D         GBP 14,645         5,839
ONO Finance plc
   14.00%, 2/15/11                          CCC+      $    5,450         2,561
Pegasus Communications Corp.
   12.50%, 8/1/07                           CCC+             395           304
 (a)Series B
   9.75%, 12/1/06                           CCC+             865           588
#RCN Corp.
   0.00%, 10/15/07                          CCC-          14,425         2,957
 Series B
   0.00%, 2/15/08                           B-             5,325           958
Satelites Mexicanos S.A.
   10.125%, 11/1/04                         B-             7,970         4,463
#Telewest Communications plc
   0.00%, 4/15/09                           B         GBP 13,130         6,824

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
!!#United Pan-Europe Communications
 N.V.,
 Series B
   10.875%, 8/1/09                          D         $    7,935   $     1,032
------------------------------------------------------------------------------
GROUP TOTAL                                                             60,850
------------------------------------------------------------------------------
CHEMICALS (4.6%)
(a)Acetex Corp.
   10.875%, 8/1/09                          B+             2,215         2,304
(a)Equistar Chemicals LP/Equistar
 Funding Corp.
   10.125%, 9/1/08                          BB+            3,515         3,620
Huntsman ICI Chemicals LLC
   (a)10.125%, 7/1/09                       B-             4,550         4,186
   10.125%, 7/1/09                          B-        EUR  4,285         3,284
ISP Chemco
   10.25%, 7/1/11                           BB-       $    1,935         2,046
(a)ISP Holdings, Inc.
   10.625%, 12/15/09                        B+             3,800         3,942
Lyondell Chemical Co.
   9.625%, 5/1/07                           BB             2,860         2,931
Messer Greisheim Holdings AG
   10.375%, 6/1/11                          B+        EUR  4,340         4,082
(a)Millenium America, Inc.
   9.25%, 6/15/08                           BBB-      $    1,600         1,648
------------------------------------------------------------------------------
GROUP TOTAL                                                             28,043
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
!Citicorp Mortgage Securities, Inc.,
 Series 90-8 A7
   9.50%, 6/25/05                           B3               181            90
------------------------------------------------------------------------------
ENERGY (6.1%)
BRL Universal Equipment LP
   8.875%, 2/15/08                          BB-            4,735         4,889
Chesapeake Energy Corp.
   8.125%, 4/1/11                           B+             6,650         6,666
(a)?Hanover Equipment Trust,
 Series:
   01 A 8.50%, 9/1/08                       BB             2,550         2,563
   01 B 8.75%, 9/1/11                       BB             1,645         1,645
##Husky Oil Ltd.
   8.90%, 8/15/28                           BB+            7,000         7,035
!?Magnum Hunter Residential, Inc.
   9.60%, 3/15/12                           B+               795           833
Pemex Project Funding Master Trust
   9.125%, 10/13/10                         BBB-           4,285         4,606
(a)Stone Energy Corp.
   8.25%, 12/15/11                          B+             2,250         2,301

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              47
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ENERGY (CONT'D)
Vintage Petroleum, Inc.
   7.875%, 5/15/11                          B         $    1,100   $     1,028
   8.625%, 2/1/09                           B              5,355         5,114
   9.75%, 6/30/09                           B                820           820
------------------------------------------------------------------------------
GROUP TOTAL                                                             37,500
------------------------------------------------------------------------------
FINANCIAL (5.4%)
(a)Aetna, Inc.
   7.875%, 3/1/11                           BBB            6,880         6,779
!?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                           BBB+           5,760         6,241
CIT Group, Inc.
   5.625%, 5/17/04                          A-             2,105         2,076
   6.50%, 2/7/06                            A-               360           362
GS Escrow Corp.
   7.125%, 8/1/05                           BB+            6,350         6,285
Health Net, Inc.
   8.375%, 4/15/11                          BBB-           6,000         6,240
(a)iStar Financial, Inc.
   8.75%, 8/15/08                           BB+            3,505         3,611
!?OHA Auto Grantor Trust,
 Series 97-A B
   11.00%, 9/15/03                          BB             2,576         1,236
------------------------------------------------------------------------------
GROUP TOTAL                                                             32,830
------------------------------------------------------------------------------
FOOD AND DRUG (1.0%)
!?CA FM Lease Trust
   8.50%, 7/15/17                           BBB-           6,214         6,305
------------------------------------------------------------------------------
FOOD/TOBACCO (1.9%)
Michael Foods, Inc.
   11.75%, 4/1/11                           B-             4,120         4,491
Smithfield Foods, Inc.
   7.625%, 2/15/08                          BB+            7,100         7,029
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,520
------------------------------------------------------------------------------
FOREST PRODUCTS (5.5%)
a  Indah Kiat Finance Mauritius
   10.00%, 7/1/07                           D             10,750         2,365
(a)Norampac, Inc.
   9.50%, 2/1/08                            BB+            5,675         6,030
(a)Norske Skog Canada Ltd.
   8.625%, 6/15/11                          BB             1,075         1,088
(a)Owens-Illinois, Inc.
   7.50%, 5/15/10                           B+             5,110         4,650
   7.80%, 5/15/18                           B+             3,200         2,776
Pacifica Papers, Inc.
   10.00%, 3/15/09                          BB             5,085         5,416

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
a  Pindo Deli Financial Mauritius
   10.75%, 10/1/07                          D         $   13,065   $     2,384
(a)Riverwood International Corp.
   10.875%, 4/1/08                          CCC+           2,535         2,630
(a)Tembec Industries, Inc.
   8.50%, 2/1/11                            BB+            6,000         6,135
------------------------------------------------------------------------------
GROUP TOTAL                                                             33,474
------------------------------------------------------------------------------
GAMING/LEISURE (6.5%)
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                            BBB-           5,720         5,968
(a)Hilton Hotels Corp.
   7.95%, 4/15/07                           BBB-           3,175         3,194
HMH Properties, Series A
   7.875%, 8/1/05                           BB-            5,435         5,408
Horseshoe Gaming Holding Corp.
   8.625%, 5/15/09                          B+             5,725         5,954
International Game Technology
   8.375%, 5/15/09                          BBB-           6,025         6,266
Park Place Entertainment Corp.
   8.50%, 11/15/06                          BBB-           3,445         3,598
Six Flags, Inc.
   8.875%, 2/1/10                           B              3,260         3,301
(a)Station Casinos, Inc.
   8.875%, 12/1/08                          B+             3,055         3,128
   9.875%, 7/1/10                           B+             2,800         3,003
------------------------------------------------------------------------------
GROUP TOTAL                                                             39,820
------------------------------------------------------------------------------
HEALTHCARE (2.9%)
(a)AmerisourceBergen Corp.
   8.125%, 9/1/08                           BB-            2,075         2,168
(a)Fresenius Medical Capital Trust II
   7.875%, 2/1/08                           B+             4,570         4,593
HCA, Inc.
   7.58%, 9/15/25                           BBB-             660           619
   (a)7.69%, 6/15/25                        BBB-           5,960         5,721
(a)Omnicare, Inc., Series B
   8.125%, 3/15/11                          BB+            4,155         4,373
------------------------------------------------------------------------------
GROUP TOTAL                                                             17,474
------------------------------------------------------------------------------
HOUSING (6.1%)
Beazer Homes USA, Inc.
   8.625%, 5/15/11                          BB-            6,500         6,760
(a)CB Richard Ellis, Inc.
   11.25%, 6/15/11                          B              4,680         4,399
Centex Corp.
   7.875%, 2/1/11                           BBB            7,115         7,342

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

48

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
HOUSING (CONT'D)
(a)Louisiana-Pacific Corp.
   8.875%, 8/15/10                          BB-       $    1,665   $     1,738
   10.875%, 11/15/08                        B+             4,330         4,666
(a)Schuler Homes, Inc.
   9.375%, 7/15/09                          B+             6,000         6,255
   10.50%, 7/15/11                          B-               355           380
(a)Toll Corp.
   8.25%, 2/1/11                            BB+            5,710         5,796
------------------------------------------------------------------------------
GROUP TOTAL                                                             37,336
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (2.0%)
Corning, Inc. (Convertible)
   0.00%, 11/8/15                           BBB            8,530         4,372
(a)Fairchild Semiconductor Corp.
   10.50%, 2/1/09                           B              1,895         2,089
(a)Flextronics International Ltd.
   8.75%, 10/15/07                          BB-              655           668
   9.875%, 7/1/10                           BB-              700           753
Solectron Corp. (Convertible)
   0.00%, 11/20/20                          BB             9,965         4,621
------------------------------------------------------------------------------
GROUP TOTAL                                                             12,503
------------------------------------------------------------------------------
MANUFACTURING (2.2%)
(a)Case Corp.,
 Series B
   6.25%, 12/1/03                           BB             1,710         1,616
Case Credit Corp.
   6.125%, 2/15/03                          BB             2,100         2,037
Flowserve Corp.
   12.25%, 8/15/10                          B              5,177         5,850
!?Foamex L.P./Foamex Capital Corp.
   10.75%, 4/1/09                           B              1,295         1,328
Manitowoc Co., Inc.
   10.375%, 5/15/11                         B+        EUR  2,575         2,388
------------------------------------------------------------------------------
GROUP TOTAL                                                             13,219
------------------------------------------------------------------------------
MEDIA -- BROADCAST (4.4%)
!?Entravision Communications Co.
   8.125%, 3/15/09                          B-        $    1,455         1,470
!?Nextmedia Operating, Inc.
   10.75%, 7/1/11                           B-             4,035         4,328
(a)Radio One, Inc.
   8.875%, 7/1/11                           B-             2,700         2,835
Salem Communications Holding Corp.
   9.00%, 7/1/11                            B-             5,445         5,649

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
TV Azteca S.A.,
 Series B
   10.50%, 2/15/07                          B+        $    5,540   $     5,623
(a)XM Satellite Radio Holdings, Inc.
   14.00%, 3/15/10                          CCC+           2,695         1,913
(a)Young Broadcasting, Inc.
   10.00%, 3/1/11                           B-             4,650         4,836
------------------------------------------------------------------------------
GROUP TOTAL                                                             26,654
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED MEDIA (4.7%)
Alliance Atlantis Communications, Inc.
   13.00%, 12/15/09                         B              6,850         7,706
Belo Corp.
   8.00%, 11/1/08                           BBB-           1,550         1,577
Corus Entertainment, Inc.
   8.75%, 3/1/12                            B+             1,565         1,616
Hollinger Participation Trust
   12.125%, 11/15/10                        B              3,772         3,621
Mail Well, Inc.
   9.625%, 3/15/12                          BB             2,075         2,137
Muzak Finance Corp.
   9.875%, 3/15/09                          B-             2,695         2,264
(a)PRIMEDIA, Inc.
   8.875%, 5/15/11                          B              6,005         5,465
Quebecor Media, Inc.
   (a)11.125%, 7/15/11                      BB-            3,265         3,542
   13.75%, 7/15/11                          BB-            1,275           880
------------------------------------------------------------------------------
GROUP TOTAL                                                             28,808
------------------------------------------------------------------------------
METALS (1.9%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                           CC             3,680           663
Murrin Murrin Holdings Property Ltd.
   9.375%, 8/31/07                          CC             9,500         1,805
!!National Steel Corp.,
 Series D
   9.875%, 3/1/09                           D             11,450         2,304
Phelps Dodge Corp.
   8.75%, 6/1/11                            BBB-           4,750         4,652
!!Republic Technologies
 International LLC
   13.75%, 7/15/09                          D              5,170           336
Ucar Financial, Inc.
   10.25%, 2/15/12                          B-             1,800         1,890
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,650
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              49
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
RETAIL (1.3%)
Autonation, Inc.
   9.00%, 8/1/08                            BB+       $    2,935   $     3,082
HMV Media Group plc,
 Series B
   (a)10.25%, 5/15/08                       B-             2,390         2,462
   10.875%, 5/15/08                         B-        GBP  1,545         2,310
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,854
------------------------------------------------------------------------------
SERVICES (2.1%)
(a)Allied Waste of North America,
 Series B
   8.875%, 4/1/08                           BB-       $    5,500         5,624
Encompass Services Corp.
   10.50%, 5/1/09                           B-             2,345         1,290
Waste Management, Inc.
   (a)6.875%, 5/15/09                       BBB            1,200         1,165
   7.125%, 12/15/17                         BBB            1,545         1,448
   (a)7.375%, 8/1/10                        BBB            3,640         3,618
------------------------------------------------------------------------------
GROUP TOTAL                                                             13,145
------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (2.6%)
Republic of Brazil
   (a)11.00%, 1/11/12                       BB-            1,215         1,130
 Series C
   8.00%, 4/15/14                           BB-            8,971         7,356
?(a)Republic of Colombia
   9.75%, 4/23/09                           BB             4,415         4,404
(a)United Mexican States
   8.375%, 1/14/11                          BBB-           2,870         3,006
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,896
------------------------------------------------------------------------------
TELECOMMUNICATIONS (5.4%)
a Adelphia Business Solutions, Inc.,
 Series B
   12.25%, 9/1/04                           D              1,000           147
   13.00%, 4/15/03                          D             11,080           249
a Esprit Telecom Group
   11.00%, 6/15/08                          D         DEM  2,608             3
   11.50%, 12/15/07                         D              1,669             2
(a)Exodus Communications, Inc.
   11.625%, 7/15/10                         D         $   10,990         2,253
(a) a Focal Communications Corp.,
 Series B
   #0.00%, 2/15/08                          D              4,264           768
   11.875%, 1/15/10                         D              7,468         2,091

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
(a)Global Crossing Holdings Ltd.
   8.70%, 8/1/07                            D         $   14,340   $       466
   9.50%, 11/15/09                          D              6,565           139
(a)Global TeleSystems Europe B.V
   10.375%, 1/15/09                         D              2,480           229
   11.50%, 8/15/07                          D              5,210           482
(a)Globix Corp.
   12.50%, 2/1/10                           D             11,800         1,711
#GT Group Telecom, Inc.
   0.00%, 2/1/10                            B-            20,085         1,105
Maxcom Telecomunicaciones, Series
   13.75%, 4/1/07                           N/R            7,655         1,378
(a)McLeodUSA, Inc.
   11.375%, 1/1/09                          D             15,075         3,769
Metromedia Fiber Network, Inc.
   10.00%, 12/15/09                         C             12,410           869
(a)Netia Holdings B.V., Series B
   10.25%, 11/1/07                          D              2,740           438
(a)Netia Holdings II B.V
   13.125%, 6/15/09                         D              1,225           196
 Series B
   13.50%, 6/15/09                          D         EUR  3,910           511
Primus Telecommunications Group, Inc.
   (a)11.25%, 1/15/09                       CCC-      $    6,305         2,333
   12.75%, 10/15/09                         CCC-           2,780         1,029
 Series B
   9.875%, 5/15/08                          CCC-           1,480           548
(a)PSINet, Inc.
   11.00%, 8/1/09                           D              5,100           510
 (a)Series B
   10.00%, 2/15/05                          D             14,205         1,420
(a)Rhythms NetConnections, Inc.
   12.75%, 4/15/09                          D                500            60
 Series B
   #0.00%, 5/15/08                          D             10,720         1,179
   14.00%, 2/15/10                          D             12,115           787
(a)RSL Communications plc
   #0.00%, 3/1/08                           D              8,495           425
   #0.00%, 3/15/08                          D         DEM  8,556           298
   9.875%, 11/15/09                         D         $    4,225           211
   10.125%, 3/1/08                          D              9,280           394
   12.00%, 11/1/08                          D              3,945           197
   12.25%, 11/15/06                         D                970            49

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

50

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONT'D)
Song Networks N.V.
   11.875%, 12/1/09                         CC        EUR  1,390   $       188
   12.375%, 2/1/08                          CC             3,000           428
   13.00%, 5/15/09                          CC             5,705           770
   13.00%, 5/15/09                          CC        $    2,105           358
(a)##Viatel, Inc.
   0.00%, 4/15/08                           D             13,095            65
   0.00%, 4/15/08                           D         DEM  1,687             2
(a)Winstar Communications, Inc.
   #0.00%, 4/15/10                          D         $   58,455             6
   @12.75%, 4/15/10                         D              2,000            --
WorldCom, Inc. -- WorldCom Group
   (a)7.50%, 5/15/11                        BBB+           1,535         1,288
   8.25%, 5/15/31                           BBB+           1,500         1,210
!XO Communications, Inc.
   #0.00%, 4/15/08                          Ca             6,615           695
   #0.00%, 6/1/09                           Ca             2,565           244
   #0.00%, 12/1/09                          Ca             4,315           388
   10.75%, 11/15/08                         Ca             4,785           598
   10.75%, 6/1/09                           Ca             2,000           250
------------------------------------------------------------------------------
GROUP TOTAL                                                             32,736
------------------------------------------------------------------------------
TRANSPORTATION (2.5%)
ArvinMeritor, Inc.
   8.75%, 3/1/12                            BBB-           1,520         1,570
?(a)Collins & Aikman Products
   10.75%, 12/31/11                         B              3,730         3,767
   11.50%, 4/15/06                          B                700           647
Dana Corp.
   9.00%, 8/15/11                           BB        EUR  1,125           965
   (a)9.00%, 8/15/11                        BB        $    6,025         5,965
#Hayes Lemmerz International, Inc.,
 Series B
   8.25%, 12/15/08                          N/R           13,650           819
   9.125%, 7/15/07                          N/R            2,460           148
Lear Corp.
   8.11%, 5/15/09                           BB+            1,250         1,281
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,162
------------------------------------------------------------------------------
UTILITIES (2.5%)
(a)Calpine Corp.
   8.50%, 2/15/11                           B+             5,570         4,442
(a)Mirant Americas Generation LLC
   8.30%, 5/1/11                            BBB-           3,635         3,362
(a)PG&E National Energy Group, Inc.
   10.375%, 5/16/11                         BBB-           3,465         3,586

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Williams Cos., Inc. (The)
   (a)7.75%, 6/15/31                        BBB       $    1,385   $     1,282
 Series A
   7.50%, 1/15/31                           BBB            2,955         2,656
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,328
------------------------------------------------------------------------------
WIRELESS (5.0%)
(a)American Tower Corp.
   9.375%, 2/1/09                           B-             4,120         3,049
(a)Centennial Cellular Corp.
   10.75%, 12/15/08                         B-             8,410         3,616
#CTI Holdings S.A.
   0.00%, 4/15/08                           C             11,170           782
(a)##Dolphin Telecom plc
   0.00%, 6/1/08                            N/R       EUR 11,260             1
 @Series B
   0.00%, 5/15/09                           D         $    4,395            --
(a)+Globalstar LP/Capital
   11.375%, 2/15/04                         D              7,025           632
(a)Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06                          B+             5,400         5,562
(a)#Motient Corp.
   12.25%, 4/1/08                           N/R            8,230         3,251
(a)Nextel Communications, Inc.
   #0.00%, 9/15/07                          B             10,155         6,753
   9.375%, 11/15/09                         B              3,520         2,341
PTC International Finance II S.A.
   11.25%, 12/1/09                          B+        EUR  5,205         4,714
------------------------------------------------------------------------------
GROUP TOTAL                                                             30,701
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $894,932)                                                             537,570
------------------------------------------------------------------------------
                                                          SHARES
                                                          ------
COMMON STOCKS (0.1%)
------------------------------------------------------------------------------
UTILITIES (0.1%)
*Focal Communications Corp.                               71,998           307
*Song Networks Holding AB ADR                            107,400            38
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,408)                                          345
------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.2%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.2%)
*( 7/8)Paxson Communications Corp. PIK
   9.75%, (Cost $1,111)                     N/R           15,600         1,400

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              51
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS
                                          (STANDARD                   VALUE
                                          & POOR'S)     SHARES       (000)+
------------------------------------------------------------------------------
PREFERRED STOCKS (5.0%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.6%)
*Paxson Communications Corp. PIK
   13.25%                                   CCC+          37,500   $     3,469
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED MEDIA (0.2%)
------------------------------------------------------------------------------
PRIMEDIA, Inc.,
 Series D
   10.00%                                   CCC           10,680           545
PRIMEDIA, Inc.,
 Series F
   9.20%                                    CCC           12,390           582
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,127
------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.1%)
Broadwing Communications, Inc.,
 Series B
   12.50%                                   B             88,690         3,725
(a)Intermedia Communications, Inc.,
 Series B
   13.50%                                   BBB-          32,920         2,716
!!*XO Communications, Inc. PIK
   14.00%                                   D             74,936             7
!!*XO Communications, Inc.,
 Series E PIK
   13.50%                                   D              8,880             9
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,457
------------------------------------------------------------------------------
UTILITIES (1.0%)
*TNP Enterprises, Inc.,
 Series D PIK
   14.50%                                   BB            62,320         6,325
------------------------------------------------------------------------------
WIRELESS (2.1%)
Crown Castle International Corp.
   12.75%,                                  CCC+           4,282           272
(a)*+Dobson Communications Corp. PIK
   13.00%                                   Caa2          12,959        10,497
*Nextel Communications, Inc.,
 Series D,
   13.00% PIK                               CCC+          61,450         2,489
------------------------------------------------------------------------------
GROUP TOTAL                                                             13,258
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $38,650)                                   30,636
------------------------------------------------------------------------------
                                           RATINGS
                                          (STANDARD     NO. OF        VALUE
                                          & POOR'S)    WARRANTS      (000)+
------------------------------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------------------------------
CABLE (0.0%)
*?ONO Finance plc,
   expiring 3/16/11                         N/R            5,450   $         1
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.0%)
*?Paxson Communications Corp.,
   expiring 6/30/03                         N/R           34,080             7
*XM Satellite Radio Holdings, Inc.
   expiring 3/15/10                         N/R            4,965            10
------------------------------------------------------------------------------
GROUP TOTAL                                                                 17
------------------------------------------------------------------------------
METALS (0.0%)
*?Republic Technologies International
 LLC,
   expiring 7/15/09                         N/R           51,700             1
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
*GT Group Telecom, Inc.,
   expiring 2/1/10                          N/R          200,850            32
*Maxcom Telecomunicaciones,
   expiring 4/1/07                          N/R           77,250             1
------------------------------------------------------------------------------
GROUP TOTAL                                                                 33
------------------------------------------------------------------------------
UTILITIES (0.0%)
*SW Acquisition LP,
   expiring 4/1/11                          N/R            6,945           208
------------------------------------------------------------------------------
WIRELESS (0.0%)
@?*Globalstar Telecommunications Ltd.,
   expiring 2/15/04                         N/R            4,780            --
@?*Motient Corp.,
   expiring 4/1/08                          N/R           79,050            --
*Occidente y Caribe Celular,
   expiring 3/15/04                         N/R           69,370             8
------------------------------------------------------------------------------
GROUP TOTAL                                                                  8
------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $1,037)                                               268
------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                          ------
CASH EQUIVALENTS (22.7%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (6.1%)
Bank of America,
   1.87%, 6/10/02                                     $    2,301         2,301
Bayrische Hypo-Und Vereinsbank, NY
   1.78%, 7/31/02                                          1,534         1,534
Canadian Imperial Bank, NY
   2.05%, 7/31/02                                            338           338

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

52

                                                         FACE
                                                        AMOUNT        VALUE
                                                        (000)        (000)+
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Citicorp,
   1.87%, 5/28/02                                     $      921   $       921
Credit Suisse First Boston USA, Inc.,
   2.03%, 11/25/02                                         1,304         1,304
Deutsche Bank (London),
   1.85%, 5/20/02                                          3,834         3,834
Dexia Bank, NY,
   1.80%, 5/24/02                                            767           767
Federal Home Loan Bank,
   1.77%, 8/23/02                                          1,917         1,917
Federal National Mortgage Association,
   1.72%, 5/14/02                                            853           853
Federal National Mortgage Association,
   1.72%, 8/12/02                                          1,917         1,917
Federal National Mortgage Association,
   1.74%, 12/6/02                                          1,025         1,025
First Union National Bank,
   1.84%, 5/8/02                                             767           767
Goldman Sachs Group LP,
   1.96%, 7/25/02                                          1,099         1,099
Landesbk Baden-Wuerttemberg, NY,
   1.80%, 5/24/02                                          1,917         1,917
Merrill Lynch and Company,
   2.05%, 7/24/02                                            615           615
National City Bank Cleveland,
   2.03%, 10/23/02                                         1,303         1,303
Royal Bank of Canada (London),
   1.84%, 5/14/02                                          3,834         3,834
Salomon Smith Barney, Inc.,
   2.06%, 9/11/02                                            410           410
Sigma Finance, Inc.,
   1.88%, 5/16/02                                          1,911         1,911
Societe Generale, NY,
   2.00%, 7/12/02                                            676           676
Unicredito Italiano, NY,
   2.00%, 7/8/02                                           1,153         1,153
Union Bank of Switzerland, Stamford,
   1.85%, 5/20/02                                          3,861         3,861
Wells Fargo Bank San Francisco N.A.,
   1.85%, 5/7/02                                           2,688         2,688
------------------------------------------------------------------------------
GROUP TOTAL                                                             36,945
------------------------------------------------------------------------------
                                                                      VALUE
                                                        SHARES       (000)+
------------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (12.5%)
Aim S.T. Investment Co.                                1,473,000   $     1,473
American Select Cash Reserve Fund                      5,368,000         5,368
Citi Institutional Liquid Reserve Fund                 5,368,000         5,368
Dreyfus Cash Management Plus Fund                      5,368,000         5,368
Evergreen Institutional Money Market
 Fund                                                  5,368,000         5,368
Federated Prime Cash Fund                              5,368,000         5,368
Goldman Sachs Financial Square Money
 Market Fund                                           5,368,000         5,368
Janus Institutional Money Market Fund                  5,368,000         5,368
Merrill Lynch Funds for Institutions                   5,368,000         5,368
Merrill Lynch Premier Institutional Fund               5,368,000         5,368
Merrimac Cash Series Fund                              5,368,000         5,368
Nations Cash Reserve Fund                              5,368,000         5,368
One Group Institutional Prime Money
 Market Fund                                           5,367,000         5,367
Prudential Institutional Liquidity Fund                5,367,000         5,367
Reserve Primary Fund                                   5,367,000         5,367
------------------------------------------------------------------------------
GROUP TOTAL                                                             76,622
------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                          ------
REPURCHASE AGREEMENT (3.9%)

**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                  $   23,823        23,823
------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.2%)
++U.S. Treasury Bill
   1.63%, 7/18/02                                          1,000           995
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $138,385)                                 138,385
------------------------------------------------------------------------------
TOTAL INVESTMENTS (116.0%) (Cost
 $1,079,523)                                                           708,604
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              53
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                                     (000)+
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-16.0%)
Interest Receivable                                                $    14,996
Receivable for Investments Sold                                          2,162
Receivable for Daily Variation on Futures Contracts                         60
Other Assets                                                                69
Collateral for Securities Loaned                                      (113,567)
Payable for Investment Advisory Fees                                      (708)
Net Unrealized Loss on Forward Foreign
 Currency Contracts                                                       (333)
Payable for Investments Purchased                                         (182)
Payable for Administrative Fees                                           (105)
Payable for Trustees' Deferred
 Compensation Plan-Note F                                                  (75)
Payable for Distribution Fee -- Adviser
 Class                                                                     (23)
Bank Overdraft Payable                                                     (10)
Payable for Shareholder Servicing
 Fees -- Investment Class                                                   (8)
Other Liabilities                                                         (150)
                                                                   -----------
                                                                       (97,874)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $   610,730
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 90,083,855 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $   490,246
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $5.44
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 1,717,984 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $     9,359
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $5.45
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 20,505,722 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $   111,125
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $5.42
------------------------------------------------------------------------------

                                                                      VALUE
                                                                     (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                   $ 1,046,810
 Undistributed Net Investment Income (Loss)                             13,343
 Undistributed Realized Net Gain (Loss)                                (78,694)
 Unrealized Appreciation (Depreciation)
   on:
   Investment Securities                                              (370,919)
   Foreign Currency Transactions                                          (340)
   Futures                                                                 530
------------------------------------------------------------------------------
NET ASSETS                                                         $   610,730
------------------------------------------------------------------------------

(a) All or a portion of security on loan at March 31, 2002 -- See Note I to Financial Statements.
+     See Note A1 to Financial Statements.
*     Non-income producing security.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
!!    Security is in default.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date disclosed is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2002.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@     Value is less than $500.
ADR   American Depositary Receipt
DEM   German Mark
EUR   Euro
GBP   British Pound
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
PIK   Payment-in-Kind Security.

    The accompanying notes are an integral part of the financial statements.

54

Portfolio Overview (Unaudited)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

INTERMEDIATE DURATION PORTFOLIO
----------------------------------------------------
                          Institutional   Investment   Lehman Intermediate
                            Class [ ]      Class(L)    Gov't/Credit Index
------------------------------------------------------------------------------
Six Months                    0.58%          0.47%           (0.14%)
------------------------------------------------------------------------------
One Year                      6.19%          5.96%            5.16%
------------------------------------------------------------------------------
Five Years                    6.90%         N/A               7.07%
------------------------------------------------------------------------------
Since Inception               7.35%         N/A               7.21%
------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class. The Intermediate Duration Portfolio commenced operations on 10/03/94.

(L)Represents an investment in the Investment Class which commenced operations 8/16/99.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              55
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

INTERMEDIATE DURATION PORTFOLIO
FIXED INCOME SECURITIES (90.8%)

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
               MARCH 31, 2002                 & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (41.6%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.50%, 5/1/19                               Agy       $     20   $      22
   11.00%, 7/1/13                               Agy             30          33
 Gold Pools:
   8.00%, 6/1/30-9/1/31                         Agy          6,029       6,334
   8.50%, 7/1/30                                Agy             95         101
   9.50%, 12/1/22                               Agy            128         140
   10.00%, 6/1/17                               Agy            108         120
 ??April TBA
   7.00%, 4/1/32                                Agy          3,120       3,179
 ??May TBA
   7.00%, 5/1/32                                Agy          1,450       1,470
Federal National Mortgage Association,
 Conventional Pools:
   8.00%, 10/1/30-9/1/31                        Agy          2,097       2,203
   8.50%, 8/1/30-3/1/31                         Agy            158         168
   9.50%, 12/1/21                               Agy            342         374
   10.00%, 7/1/18-5/1/22                        Agy             71          78
 ??April TBA
   6.00%, 4/1/32                                Agy          4,300       4,166
   6.50%, 4/1/32                                Agy          6,775       6,740
   7.00%, 4/1/32                                Agy          1,900       1,936
 ??May TBA
   6.00%, 5/1/32                                Agy          7,000       6,754
   6.50%, 5/1/32                                Agy          4,025       3,985
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   6.375%, 3/20/25-1/20/28                      Tsy            950         967
   6.625%, 11/20/25-11/20/27                    Tsy            580         596
   6.75%, 7/20/25-9/20/27                       Tsy            368         377
 Various Pools:
   9.50%, 11/15/16-12/15/21                     Tsy            916       1,015
   10.00%, 1/15/16-3/15/25                      Tsy          1,329       1,478
   10.50%, 3/15/16-2/15/18                      Tsy            176         199
   11.00%, 3/15/10-6/15/20                      Tsy            519         592
   11.50%, 6/15/13                              Tsy             44          51
   12.00%, 12/15/12-5/15/14                     Tsy             33          38
   12.50%, 12/15/10                             Tsy             12          15
------------------------------------------------------------------------------
GROUP TOTAL                                                             43,131
------------------------------------------------------------------------------

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (11.7%)
Associates Automobile Receivables Trust,
 Series 00-1 A3
   7.30%, 1/15/04                               AAA       $    372   $     380
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                               AAA             86          86
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                              AAA            595         601
Chase Manhattan Auto Owner Trust,
 Series 02-A A4
   4.24%, 9/15/08                               AAA            600         586
Chevy Chase Auto Receivables Trust,
 Series 98-1 A
   5.97%, 10/20/04                              AAA            163         164
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                              AAA            575         610
   00-C1 C1
   7.45%, 9/15/07                               BBB            185         194
   01-A8 A8
   4.10%, 12/7/06                               AAA            500         494
Connecticut RRB Special Purpose Trust,
 Series 01-1 A2
   5.36%, 3/30/07                               AAA            375         384
Daimler Chrysler Auto Trust,
 Series:
   00-C A3
   6.82%, 9/6/04                                AAA            440         452
   01-C A2 3.71%, 7/6/04                        AAA            700         705
Detroit Edison Securitization Funding LLC,
 Series 01-1 A2
   5.51%, 3/1/07                                AAA            500         513
First Security Auto Owner Trust,
 Series 00-1 A3
   7.30%, 7/15/04                               AAA            303         308
Ford Credit Auto Owner Trust,
 Series:
   00-E A4
   6.74%, 6/15/04                               AAA            467         479
   02-B A3A 4.14%, 12/15/05                     AAA            400         400

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

56

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
General Electric Home Equity Loan
 Asset-Backed Certificates,
 Series 91-1 B
   8.70%, 9/15/11                               AAA       $    121   $     121
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                               AAA            335         343
   02-1 A3
   3.50%, 10/17/05                              AAA            450         446
MBNA Master Credit Card Trust,
 Series:
   99-I A
   6.40%, 1/18/05                               AAA            325         330
   00-I A
   6.90%, 1/15/08                               AAA            115         122
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                               AAA            306         312
National City Auto Receivables Trust,
 Series 02-A A3
   4.04%, 7/15/06                               AAA            750         749
Nissan Auto Receivables Owner Trust,
 Series:
   00-A A3
   7.01%, 9/15/03                               AAA            312         317
   00-C A3
   6.72%, 8/16/04                               AAA            355         364
   01-C A4
   4.80%, 2/15/07                               AAA            247         248
   02-A A3
   3.58%, 9/15/05                               AAA            400         397
?Nordstrom Private Label Credit Card Master
 Private Placement,
 Series 01-1A A
   4.82%, 4/15/10                               AAA            450         438
Peco Energy Transition Trust,
   Series 00-A A2
   7.30%, 9/1/04                                AAA            209         213
Premier Auto Trust,
 Series 99-3 A4
   6.43%, 3/8/04                                AAA            500         511
Residential Funding Mortgage Securities II,
 Series 00-HI4 AI2
   7.39%, 4/25/11                               AAA            177         177

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust,
 Series 01-C A2
   3.77%, 7/15/04                               AAA       $    700   $     705
------------------------------------------------------------------------------
GROUP TOTAL                                                             12,149
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.7%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                                Agy             92          21
   215 IO
   8.00%, 6/1/31                                Agy            188          37
   ##1710-D IO
   2.388%, 6/15/20                              Agy             87          87
Federal National Mortgage Association,
 Series:
   270-2 IO
   8.50%, 9/1/23                                Agy            314          73
   281-2 IO
   9.00%, 11/1/26                               Agy            269          60
   306 IO
   8.00%, 5/1/30                                Agy            196          39
   96-14 PC PO
   12/25/23                                     Agy              7           5
   ##97-24 FG REMIC
   2.456%, 9/18/22                              Agy              3           3
   97-5 G
   6.70%, 8/17/02                               Agy            548         556
   97-53 PI IO PAC
   8.00%, 8/18/27                               Agy            403          87
   02-18 PG
   5.50%, 6/25/08                               Agy            700         710
Government National Mortgage Association,
 Series 97-14 SB Inv Fl IO
   6.063%, 9/16/27                              Tsy          1,239          91
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,769
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.4%)
!GE Capital Commercial Mortgage Corp.,
 Series 01-1 A1
   6.079%, 5/15/33                              Aaa            428         431
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (2.0%)
Asset Securitization Corp.,
 Series 96-MD6 A1C
   7.04%, 11/13/29                              AAA            160         165

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

                                                                              57
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (CONT'D)
!Bear Stearns Commercial Mortgage
 Securities, Inc.,
 Series 99-WF2 A1
   6.80%, 9/15/08                               Aaa       $    452   $     470
?Carousel Center Finance, Inc.,
 Series 1 C
   7.527%, 11/15/07                             BBB+            32          32
Chase Commercial Mortgage Securities Corp.,
 Series 99-2 A1
   7.032%, 1/15/32                              AAA            448         468
DLJ Commercial Mortgage Corp.,
 Series 98-CG1 A1A
   6.11%, 6/10/31                               AAA            302         307
First Union -- Chase Commercial Mortgage,
 Series 99-C2 A1
   6.363%, 6/15/31                              AAA            340         348
Nationslink Funding Corp.,
 Series 98-2 A1
   6.001%, 8/20/30                              AAA            289         295
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,085
------------------------------------------------------------------------------
ENERGY (0.2%)
CMS Panhandle Holdings Co.
   6.50%, 7/15/09                               BBB-           240         223
------------------------------------------------------------------------------
FINANCE (12.8%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                               AAA            420         417
American General Finance Corp.,
 Series F
   5.875%, 7/14/06                              A-             475         476
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                BBB+           225         237
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                               A-             350         363
Bank One Corp.
   6.00%, 2/17/09                               A-             240         237
CIGNA Corp.
   6.375%, 10/15/11                             A-             110         108
   7.00%, 1/15/11                               A-             150         153
CIT Group, Inc.
   5.625%, 5/17/04                              A-             155         153
   6.50%, 2/7/06                                A-              55          55
Credit Suisse First Boston USA, Inc.
   5.875%, 8/1/06                               AA-            415         419

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
EOP Operating LP
   6.763%, 6/15/07                              BBB+      $    360   $     365
?Equitable Life Assurance Society of the
 U.S.
   6.95%, 12/1/05                               A-             275         286
?Farmers Insurance Exchange
   8.625%, 5/1/24                               BBB+           300         278
Ford Motor Credit Co.
   6.875%, 2/1/06                               BBB+           555         552
General Electric Capital Corp.
   5.375%, 3/15/07                              AAA            785         776
General Motors Acceptance Corp.
   7.50%, 7/15/05                               BBB+           255         264
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                              A+              60          60
   7.625%, 8/17/05                              A+             295         316
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                               A               85          91
Hartford Life, Inc.
   7.65%, 6/15/27                               A              200         208
Homeside Lending, Inc.
   6.875%, 6/30/02                              BBB            201         203
Household Finance Corp.
   6.08%, 3/8/06                                A              190         190
   6.40%, 6/17/08                               A              160         157
   6.50%, 1/24/06                               A              115         115
   6.75%, 5/15/11                               A              105         102
?Hyatt Equities LLC
   7.00%, 5/15/02                               BBB            635         636
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                                AA-            180         176
   6.00%, 2/15/09                               A-             170         165
   6.625%, 3/15/12                              A+             125         124
?John Hancock Global Funding II
   7.90%, 7/2/10                                AA+            280         306
Johnson Controls, Inc.
   5.00%, 11/15/06                              A-             255         246
Marsh & McLennan Cos., Inc.
   ?5.375%, 3/15/07                             AA-            160         158
   6.625%, 6/15/04                              AA-            225         235
MBNA America Bank
   6.50%, 6/20/06                               BBB+           300         300
   7.75%, 9/15/05                               BBB-            50          53
?Metropolitan Life Insurance Co.
   6.30%, 11/1/03                               A-             445         458
?Monumental Global Funding II
   6.05%, 1/19/06                               AA+            285         289

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

58

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
FINANCE (CONT'D)
Nisource Finance Corp.
   7.625%, 11/15/05                             BBB       $    270   $     270
?Prime Property Funding II
   6.80%, 8/15/02                               A              240         243
   7.00%, 8/15/04                               A              120         123
?Prudential Funding LLC
   6.60%, 5/15/08                               A+             200         202
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                              AAA            494         506
?TIAA Global Markets
   5.00%, 3/1/07                                AAA            710         692
Toyota Motor Credit Corp.
   5.65%, 1/15/07                               AAA            385         386
?USAA Capital Corp.
   7.41%, 6/30/03                               AAA            280         292
Washington Mutual, Inc.
   8.25%, 4/1/10                                BBB            150         162
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                              A-             110         112
?World Financial Properties,
 Series 96 WFP-B 6.91%, 9/1/13                  AA-            535         542
------------------------------------------------------------------------------
GROUP TOTAL                                                             13,257
------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND (1.5%)
Government of France O.A.T
   4.00%, 10/25/09                              AAA       EUR 1,960      1,578
------------------------------------------------------------------------------
INDUSTRIALS (11.3%)
Aetna, Inc.
   7.875%, 3/1/11                               BBB       $    210         207
Albertson's, Inc.
   7.50%, 2/15/11                               BBB+           285         299
AOL Time Warner, Inc.
   6.75%, 4/15/11                               BBB+           560         554
AT&T Wireless Services, Inc.
   7.875%, 3/1/11                               BBB            215         214
Centex Corp.
   7.875%, 2/1/11                               BBB            155         160
Clear Channel Communications, Inc.
   7.25%, 9/15/03                               BBB-           480         490
CMS Panhandle Holding Co.
   6.125%, 3/15/04                              BBB-           135         137
Comcast Cable Communications
   6.75%, 1/30/11                               BBB            185         180
ConAgra Foods, Inc.
   6.00%, 9/15/06                               BBB+           190         190

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
Conoco, Inc.
   6.95%, 4/15/29                               BBB+      $    140   $     140
Cox Communications, Inc.
   7.50%, 8/15/04                               BBB            370         385
CVS Corp.
   5.625%, 3/15/06                              A              300         298
DaimlerChrysler N.A. Holdings Corp.
   6.40%, 5/15/06                               BBB+           300         300
Deere & Co.
   6.55%, 7/15/04                               A              350         364
Delphi Corp.
   6.125%, 5/1/04                               BBB            220         224
   7.125%, 5/1/29                               BBB             60          55
Federated Department Stores, Inc.
   6.30%, 4/1/09                                BBB+           370         360
FEDEX Corp.
   6.875%, 2/15/06                              BBB            145         149
?Florida Windstorm
   7.125%, 2/25/19                              AAA            285         286
Hertz Corp.
   7.00%, 7/1/04                                BBB            270         270
Honeywell International, Inc.
   5.125%, 11/1/06                              A              390         378
Kroger Co.
   6.80%, 4/1/11                                BBB-           100         100
 Series B
   7.70%, 6/1/29                                BBB-           265         275
Lockheed Martin Corp.
   7.25%, 5/15/06                               BBB-           320         336
Lowe's Cos., Inc.
   6.875%, 2/15/28                              A              305         298
   7.50%, 12/15/05                              A               95         102
Marriott International, Inc.
   7.00%, 1/15/08                               BBB+           200         198
   8.125%, 4/1/05                               BBB+           140         149
May Department Stores Co.
   5.95%, 11/1/08                               A+             200         196
   6.875%, 11/1/05                              A+              85          89
Meadwestvaco Corp.
   6.85%, 4/1/12                                BBB             75          74
?Mohawk Industries, Inc.
   6.50%, 4/15/07                               BBB            125         125
News America, Inc.
   6.625%, 1/9/08                               BBB-           300         297
Phillips Petroleum Co.
   8.50%, 5/25/05                               BBB+           230         252

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

                                                                              59
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Progress Energy, Inc.
   6.75%, 3/1/06                                BBB       $    300   $     307
Raytheon Co.
   6.75%, 8/15/07                               BBB-           220         224
   8.20%, 3/1/06                                BBB-            70          75
Reed Elsevier Capital, Inc.
   6.125%, 8/1/06                               A-             140         142
Safeway, Inc.
   6.15%, 3/1/06                                BBB            230         234
Simon Property Group LP
   6.375%, 11/15/07                             BBB            365         357
Southwest Airlines Co., Class A-2
   5.496%, 11/1/06                              AAA             90          88
Sun Microsystems, Inc.
   7.65%, 8/15/09                               BBB+           185         190
Target Corp.
   6.75%, 1/1/28                                A-              65          64
TCI Communications, Inc.
   8.00%, 8/1/05                                BBB+           135         140
Telus Corp.
   8.00%, 6/1/11                                BBB+           140         144
Tenet Healthcare Corp.
   5.375%, 11/15/06                             BBB            340         329
UnitedHealth Group, Inc.
   7.50%, 11/15/05                              A              180         193
Viacom, Inc.
   6.40%, 1/30/06                               A-             400         407
Waste Management, Inc.
   7.00%, 7/15/28                               BBB            150         136
Williams Cos., Inc. (The)
   6.50%, 8/1/06                                BBB            280         268
WorldCom, Inc. -- WorldCom Group
   7.50%, 5/15/11                               BBB+           365         306
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,735
------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.4%)
New York State Power Authority,
 Series B
   6.11%, 2/15/11                               A+             400         408
------------------------------------------------------------------------------
TELEPHONES (1.5%)
?AT&T Corp.
   7.30%, 11/15/11                              BBB+           355         342
Comcast Cable Communications
   8.375%, 5/1/07                               BBB             65          70
GTE Corp.
   6.94%, 4/15/28                               A+             325         308

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
Qwest Capital Funding
   7.25%, 2/15/11                               BBB       $     75   $      61
   7.75%, 8/15/06                               BBB            345         291
Sprint Capital Corp.
   6.00%, 1/15/07                               BBB+           310         284
Verizon New England, Inc.
   6.50%, 9/15/11                               A+              65          64
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                               BBB+           240         167
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,587
------------------------------------------------------------------------------
TRANSPORTATION (0.7%)
Continental Airlines,
 Series 98-1 A 6.648%, 3/15/19                  AA             275         261
Norfolk Southern Corp.
   7.875%, 2/15/04                              BBB             30          31
Union Pacific Corp.
   6.34%, 11/25/03                              BBB-           400         413
------------------------------------------------------------------------------
GROUP TOTAL                                                                705
------------------------------------------------------------------------------
U.S. TREASURY NOTES (2.6%)
   5.875%, 11/15/04                             Tsy          1,500       1,565
   7.875%, 11/15/04                             Tsy          1,000       1,093
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,658
------------------------------------------------------------------------------
UTILITIES (0.6%)
Consolidated Natural Gas Co.
   5.375%, 11/1/06                              BBB+           350         339
Detroit Edison Co.
   6.125%, 10/1/10                              A-              45          43
Niagara Mohawk Power Co.,
 Series E
   7.375%, 7/1/03                               A-             272         284
------------------------------------------------------------------------------
GROUP TOTAL                                                                666
------------------------------------------------------------------------------
YANKEE (1.8%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                               BBB+            60          56
British Telecommunications plc
   7.875%, 12/15/05                             A-             255         271
France Telecom S.A.
   7.70%, 3/1/06                                BBB+           350         355
?Oil Enterprises Ltd.
   6.239%, 6/30/08                              AAA            380         384
?Oil Purchase Co.
   7.10%, 4/30/02                               BB+             17          17

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

60

                                               RATINGS      FACE
                                              (STANDARD    AMOUNT      VALUE
                                              & POOR'S)    (000)      (000)+
------------------------------------------------------------------------------
YANKEE (CONT'D)
?Pemex Master Trust
   7.875%, 2/1/09                               BBB-      $    200   $     203
Tyco International Group S.A.
   6.375%, 2/15/06                              BBB            355         325
   6.875%, 9/5/02                               BBB             75          75
United Mexican States
   8.625%, 3/12/08                              BBB-           200         215
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,901
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $94,242)                            94,283
------------------------------------------------------------------------------

                                                         SHARES
                                                        ---------
PREFERRED STOCK (0.4%)
-----------------------------------------------------------------------------
MORTGAGES -- OTHER (0.4%)
?!Home Ownership Funding Corp., 13.33%
 (Cost $408)                                  Aa2             650         423
-----------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
CASH EQUIVALENTS (36.2%)
-----------------------------------------------------------------------------
DISCOUNT NOTES (26.0%)
Federal Home Loan Bank
   1.73%, 4/5/02                                        $   4,000       3,999
   1.74%, 4/24/02                                           5,000       4,994
   1.76%, 5/29/02                                           4,000       3,989
   1.86%, 6/26/02                                           5,000       4,978
Federal Home Loan Mortgage Corporation
   1.73%, 4/2/02                                            5,000       5,000
   1.78%, 5/7/02                                            4,000       3,993
-----------------------------------------------------------------------------
GROUP TOTAL                                                            26,953
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.1%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                        5,289       5,289
-----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (5.1%)
U.S. Treasury Bills
   1.76%, 4/4/02                                            5,000       4,999
   ++1.93%, 4/18/02                                           300         299
-----------------------------------------------------------------------------
GROUP TOTAL                                                             5,298
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $37,541)                                  37,540
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (127.4%) (Cost $132,191)                            132,246
-----------------------------------------------------------------------------

                                                                      VALUE
                                                                     (000)+
-----------------------------------------------------------------------------
                                                        ---------
OTHER ASSETS & LIABILITIES (-27.4%)
Receivable for Investments Sold                                     $     138
Receivable for Forward Commitments                                     12,281
Interest Receivable                                                       746
Dividends Receivable                                                       22
Initial Margin on Futures Contracts                                         1
Other Assets                                                                7
Payable for Investments Purchased                                         (75)
Payable for Forward Commitments                                       (40,867)
Dividends Payable                                                        (358)
Bank Overdraft Payable                                                   (107)
Payable for Investment Advisory Fees                                      (93)
Payable for Shareholder Servicing Fee -- Investment
 Class                                                                    (40)
Net Unrealized Loss on Swap Agreements                                    (28)
Payable for Daily Variation on Futures Contracts                          (16)
Payable for Administrative Fees                                            (7)
Payable for Trustees' Deferred Compensation
 Plan -- Note F                                                            (7)
Other Liabilities                                                         (26)
                                                                    ---------
                                                                      (28,429)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                   $ 103,817
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
NET ASSETS
Applicable to 5,421,612 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $  55,079
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $10.16
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

                                                                              61
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                                     (000)+
-----------------------------------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------------------------------
NET ASSETS
Applicable to 4,808,093 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $  48,738
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $10.14
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $ 104,740
 Undistributed Net Investment Income (Loss)                              (330)
 Undistributed Realized Net Gain (Loss)                                  (265)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                   55
   Futures and Swaps                                                     (383)
-----------------------------------------------------------------------------
NET ASSETS                                                          $ 103,817
-----------------------------------------------------------------------------

+      See Note A1 to Financial Statements.
?      144A security. Certain conditions for public sale may exist.

++ A portion of these securities was pledged to cover margin requirements for futures contracts.

! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

**     The repurchase agreement is fully
       collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

## Variable or floating rate security -- rate disclosed is as of March 31, 2002.

??     Security is subject to delayed delivery. See Note A7 to Financial
       Statements.
EUR    Euro
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc. or Standard & Poor's
       Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced.

    The accompanying notes are an integral part of the financial statements.

62

Portfolio Overview (Unaudited)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

INTERNATIONAL FIXED INCOME PORTFOLIO
-------------------------------------------------------
                                          Institutional   Salomon World Gov't
                                            Class [ ]     Bond Ex-U.S. Index
---------------------------------------------------------------------------------
Six Months                                   (5.36%)            (5.76%)
---------------------------------------------------------------------------------
One Year                                     (0.70%)            (0.46%)
---------------------------------------------------------------------------------
Five Years                                     0.34%              0.92%
---------------------------------------------------------------------------------
Since Inception                                2.68%              3.04%
---------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class. The International Fixed Income Portfolio commenced operations on 4/29/94.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON WORLD GOVERNMENT BOND EX-U.S. INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS.

                                                                              63
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

INTERNATIONAL FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (85.3%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
MARCH 31, 2002                            & POOR'S)      (000)       (000)+
-----------------------------------------------------------------------------
BRITISH POUND (5.8%)
Orange plc
   8.625%, 8/1/08                           BBB+      GBP     305   $     432
United Kingdom Treasury Bond
   6.00%, 12/7/28                           AAA               275         443
   8.00%, 6/10/03                           AAA             2,165       3,199
-----------------------------------------------------------------------------
GROUP TOTAL                                                             4,074
-----------------------------------------------------------------------------
CANADIAN DOLLAR (3.4%)
Government of Canada
   5.50%, 6/1/09                            AAA       CAD   3,800       2,359
-----------------------------------------------------------------------------
DANISH KRONE (4.7%)
Kingdom of Denmark
   5.00%, 8/15/05                           AAA       DKK  28,200       3,297
-----------------------------------------------------------------------------
EURO (48.6%)
Adecco Financial Services
   6.00%, 3/15/06                           BBB+      EUR     225         193
##Axa S.A.
   6.75%, 12/15/20                          A-                325         291
BAT International Finance plc
   4.875%, 2/25/09                          A                 200         163
CIT Group, Inc.
   5.50%, 5/16/05                           A-                225         196
Clear Channel Communications, Inc.
   6.50%, 7/7/05                            BBB-              275         231
Corning, Inc.
   ?5.625%, 2/18/05                         BBB               225         153
   6.25%, 2/18/10                           BBB               100          65
DaimlerChrysler International Finance
 BV
   6.125%, 3/21/06                          BBB+              175         152
Dana Corp.
   9.00%, 8/15/11                           BB                275         236
Deutsche Telekom International Finance
 BV
   5.875%, 7/11/06                          A-                375         323
##Fixed Link Finance BV
   5.75%, 2/2/09                            AAA               550         478
FKI plc
   6.625%, 2/22/10                          BBB+              290         232
GAP International BV
   5.00%, 9/30/04                           BB+               175         135
General Motors Acceptance Corp.
   5.75%, 2/14/06                           BBB+              200         171
Goldman Sachs Group, Inc.
   6.50%, 10/6/10                           A+                400         354
Government of Finland
   9.50%, 3/15/04                           AAA             2,173       2,068

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)      (000)       (000)+
-----------------------------------------------------------------------------
Government of France O.A.T
   6.50%, 4/25/11                           AAA       EUR   6,200   $   5,867
   8.50%, 10/25/19                          AAA             1,850       2,134
Government of Germany
   6.25%, 1/4/24                            AAA             3,210       3,016
   7.25%, 10/21/02                          AAA             4,460       3,958
   7.50%, 9/9/04                            AAA             4,150       3,858
@(c)Government of Spain
   5.15%, 7/30/09                           AA+                --          --
!Hammerson plc
   6.25%, 6/20/08                           Baa1              425         369
Household Finance Corp.
   5.125%, 6/24/09                          A                 475         371
Imperial Tobacco Finance plc
   6.375%, 9/27/06                          BBB               275         240
International Lease Finance Corp.
   4.125%, 7/12/04                          AA-               400         337
Lehman Brothers Holdings, Inc.
   5.625%, 1/23/06                          A                 275         238
##Lloyds TSB Bank plc
   5.625%, 7/15/49                          A+                425         353
MBNA Europe Funding plc
   5.75%, 2/20/04                           BBB+              325         282
##National Westminster Bank plc
   6.625%, 10/29/49                         A                 350         313
Olivetti International Finance N.V.
   6.575%, 7/30/09                          BBB               525         450
Pearson plc
   6.125%, 2/1/07                           BBB+              150         132
Reed Elsevier Capital
   5.75%, 7/31/08                           A-                225         195
Republic of Italy BTPS
   @(c)9.50%, 2/1/06                        AA                 --          --
   10.00%, 8/1/03                           AA              3,301       3,090
Rolls-Royce plc
   6.375%, 6/14/07                          A-                300         255
Securitas AB
   6.125%, 3/14/08                          BBB+              425         371
Syngenta Luxembourg Finance II S.A.
   5.50%, 7/10/06                           A-                325         281
Thales S.A.
   6.125%, 11/14/05                         A-                350         311
Tyco International Group
   6.125%, 4/4/07                           BBB               200         156
United Utilities Water plc
   6.625%, 11/8/07                          A-                275         251

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

64

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)      (000)       (000)+
-----------------------------------------------------------------------------
EURO (CONT'D)
Vivendi Environnement
   5.875%, 6/27/08                          BBB       EUR     250   $     217
VNU N.V.
   6.625%, 5/30/07                          BBB+              400         349
Vodafone Finance BV
   4.75%, 5/27/09                           A                 365         297
WorldCom, Inc. -- WorldCom Group
   6.75%, 5/15/08                           BBB+              500         380
WPP Group plc
   6.00%, 6/18/08                           A-                360         309
-----------------------------------------------------------------------------
GROUP TOTAL                                                            33,821
-----------------------------------------------------------------------------
GERMAN MARK (4.8%)
Colt Telecom Group plc
   7.625%, 7/31/08                          B+          DEM   358         165
International Bank for Reconstruction
 & Development
   7.125%, 4/12/05                          AAA             2,664       2,467
MBNA America-Europe Strategic Offering
   5.125%, 4/19/08                          AAA               818         701
-----------------------------------------------------------------------------
GROUP TOTAL                                                             3,333
-----------------------------------------------------------------------------
JAPANESE YEN (15.2%)
Ford Motor Credit Co.
   1.20%, 2/7/05                            BBB+       JPY 65,000         474
Government of Japan
   0.90%, 12/22/08                          AAA         1,335,000      10,077
-----------------------------------------------------------------------------
GROUP TOTAL                                                            10,551
-----------------------------------------------------------------------------
SWEDISH KRONA (2.8%)
Swedish Government
   6.00%, 2/9/05                            AAA        SEK 19,800       1,943
-----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $65,606)                                                              59,378
-----------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT        VALUE
                                                         (000)       (000)+
-----------------------------------------------------------------------------
CASH EQUIVALENTS (11.1%)
-----------------------------------------------------------------------------
DISCOUNT NOTE (6.2%)
Federal Home Loan Mortgage Corporation
   1.78%, 5/7/02                                      $     4,300   $   4,292
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.6%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                        1,144       1,144
-----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (3.3%)
U.S. Treasury Bills
   1.69%, 4/4/02                                            2,200       2,200
   ++1.81%, 4/18/02                                           100         100
-----------------------------------------------------------------------------
GROUP TOTAL                                                             2,300
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $7,736)                                    7,736
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (96.4%) (Cost $73,342)                               67,114
-----------------------------------------------------------------------------


OTHER ASSETS & LIABILITIES (3.6%)
Interest Receivable                                                 $   1,424
Initial Margin on Futures Contracts                                       890
Receivable for Daily Variation on Futures Contracts                        12
Net Unrealized Gain on Forward Foreign Currency
 Contracts                                                                267
Foreign Currency (Cost $10)                                                10
Receivable for Fund Shares Sold                                             8
Dividends Receivable                                                        5
Other Assets                                                               14
Payable for Investment Advisory Fees                                      (72)
Payable for Trustees' Deferred Compensation Plan --
 Note F                                                                   (14)
Payable for Administrative Fees                                            (5)
Other Liabilities                                                         (32)
                                                                    ---------
                                                                        2,507
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  69,621
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                              65
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                        VALUE
                                                                       (000)+
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
NET ASSETS
Applicable to 8,213,583 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $  69,621
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $8.48
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $  87,274
 Undistributed Net Investment Income (Loss)                            (6,881)
 Undistributed Realized Net Gain (Loss)                                (4,844)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (6,228)
   Foreign Currency Transactions                                          249
   Futures                                                                 51
-----------------------------------------------------------------------------
NET ASSETS                                                          $  69,621
-----------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
?     144A Security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
##    Variable or floating rate securities -- rate disclosed is as of March 31,
      2002.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
@     Value is less than $500.
(c)   Face value is less than $500.

    The accompanying notes are an integral part of the financial statements.

66

Portfolio Overview (Unaudited)

LIMITED DURATION PORTFOLIO

The Limited Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Salomon 1-3 Year Treasury Index, which generally ranges between zero and three years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

LIMITED DURATION PORTFOLIO
------------------------------------------------------------
                                               Institutional      Salomon
                                                 Class [ ]     1-3 Year Index
---------------------------------------------------------------------------------
Six Months                                         1.37%            0.81%
---------------------------------------------------------------------------------
One Year                                           5.94%            5.65%
---------------------------------------------------------------------------------
Five Years                                         6.34%            6.53%
---------------------------------------------------------------------------------
Ten Years                                          6.05%            6.10%
---------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON 1-3 YEAR TREASURY/GOVT INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              67
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

LIMITED DURATION PORTFOLIO
FIXED INCOME SECURITIES (77.0%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
MARCH 31, 2002                            & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (30.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 4/1/10-10/1/20                   Agy       $      973   $      1,074
   10.50%, 12/1/14                          Agy               99            110
   11.00%, 8/1/15                           Agy               13             15
   11.50%, 4/1/11-1/1/18                    Agy              340            391
 Gold Pools:
   8.50%, 8/1/28-10/1/30                    Agy              631            670
   10.00%, 10/1/21                          Agy               74             83
   10.50%, 1/1/19-10/1/20                   Agy              238            268
   11.00%, 5/1/20                           Agy               40             45
   11.50%, 8/1/10                           Agy               23             27
   12.00%, 6/1/15-9/1/15                    Agy              118            131
 ??April TBA
   6.00%, 4/1/17                            Agy           23,650         23,578
   7.50%, 4/1/32                            Agy           13,100         13,571
 ??May TBA
   7.00%, 5/1/32                            Agy            3,000          3,042
Federal National Mortgage Association,
 Conventional Pools:
   8.00%, 11/1/29-8/1/31                    Agy            3,355          3,523
   9.50%, 11/1/20                           Agy              195            214
   10.00%, 12/1/15-9/1/16                   Agy              238            264
   10.50%, 12/1/16                          Agy              103            116
   11.00%, 7/1/20                           Agy              121            138
   11.50%, 11/1/19                          Agy              142            163
   12.00%, 5/1/14-8/1/20                    Agy               31             35
   12.50%, 2/1/15                           Agy               37             43
 ??April TBA
   6.50%, 4/1/32                            Agy            6,350          6,318
   7.00%, 4/1/32                            Agy            3,350          3,414
   7.50%, 4/1/17                            Agy           10,650         11,171
Government National Mortgage
 Association, Adjustable Rate Mortgages:
   6.375%, 1/20/25-1/20/28                  Tsy            3,246          3,302
   6.625%, 12/20/25-12/20/27                Tsy            1,242          1,275
   6.75%, 7/20/27-9/20/27                   Tsy            1,186          1,215
 Various Pools:
   9.00%, 7/15/16-1/15/17                   Tsy              881            969
   9.50%, 12/15/17-12/15/21                 Tsy            1,209          1,339
   10.00%, 11/15/09-7/15/22                 Tsy            2,170          2,413
   10.50%, 11/15/18-8/15/21                 Tsy              162            182
   11.00%, 1/15/10-1/15/21                  Tsy            1,032          1,177
   11.50%, 2/15/13-11/15/19                 Tsy              612            704
-------------------------------------------------------------------------------
GROUP TOTAL                                                              80,980
-------------------------------------------------------------------------------

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (14.9%)
Associates Automobile Receivables Trust,
 Series 00-1 A3
   7.30%, 1/15/04                           AAA       $    1,107   $      1,133
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                           AAA              228            229
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                          AAA            1,520          1,535
Chase Manhattan Auto Owner Trust,
 Series 02-A A4
   4.24%, 9/15/08                           AAA            1,400          1,367
CIT Marine Trust,
 Series 99-A A2
   5.80%, 4/15/10                           AAA            1,104          1,129
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                          AAA            1,465          1,553
   00-C1 C1
   7.45%, 9/15/07                           BBB              505            530
Connecticut RRB Special Purpose Trust,
 Series 01-1 A2
   5.36%, 3/30/07                           AAA              950            972
CPS Auto Trust,
 Series 98-2 A
   6.09%, 11/15/03                          AAA              117            117
Daimler Chrysler Auto Trust,
 Series 00-C A3
   6.82%, 9/6/04                            AAA              540            555
Daimler-Benz Vehicle Trust,
 Series 98-A A4
   5.22%, 12/22/03                          AAA              662            665
Detroit Edison Securitization Funding
 LLC,
 Series 01-1 A2
   5.51%, 3/1/07                            AAA            1,400          1,436
First Security Auto Owner Trust,
 Series:
   99-1 A4
   5.74%, 6/15/04                           AAA            1,376          1,392
   00-1 A3
   7.30%, 7/15/04                           AAA              922            938
Ford Credit Auto Owner Trust,
 Series 02-B A3A 4.14%, 12/15/05            AAA            1,000          1,000

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

68

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
General Electric Home Equity Loan Asset-
 Backed Certificates,
 Series 91-1 B
   8.70%, 9/15/11                           AAA       $      275   $        275
Harley-Davidson Eaglemark Motorcycle
 Trust,
 Series:
   98-2 A2
   5.87%, 4/15/04                           AAA              496            502
   99-1 A2
   5.52%, 2/15/05                           AAA              888            904
?Honda Auto Receivables Grantor Trust,
 Series 98-A A
   5.50%, 7/15/04                           AAA              259            260
Honda Auto Receivables Owner Trust,
 Series:
   99-1 A4
   5.35%, 10/15/04                          AAA              713            716
   00-1 A3
   6.62%, 7/15/04                           AAA            1,034          1,058
   01-3 A2
   2.76%, 2/18/04                           AAA            1,325          1,327
   02-1 A3
   3.50%, 10/17/05                          AAA            1,050          1,042
Household Automotive Trust,
 Series 01-3 A3
   3.68%, 4/17/06                           AAA            2,300          2,282
MBNA Master Credit Card Trust,
 Series:
   ##97-J A
   2.02%, 2/15/07                           AAA            2,125          2,129
   99-I A
   6.40%, 1/18/05                           AAA              850            863
   99-M A
   6.60%, 4/16/07                           AAA            1,600          1,684
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                           AAA            1,072          1,093
National City Auto Receivables Trust,
 Series 02-A A3
   4.04%, 7/15/06                           AAA            1,800          1,797
Nissan Auto Receivables Owner Trust,
 Series:
   00-A A3
   7.01%, 9/15/03                           AAA              437            444
   00-C A3
   6.72%, 8/16/04                           AAA              905            928

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   01-C A4
   4.80%, 2/15/07                           AAA       $      725   $        726
   02-A A3
   3.58%, 9/15/05                           AAA            1,000            994
?Nordstrom Private Label Credit Card
 Master Private Placement,
 Series 01-1A A
   4.82%, 4/15/10                           AAA            1,200          1,167
Peco Energy Transition Trust,
 Series 99-A A2
   5.63%, 3/1/05                            AAA              871            888
Premier Auto Trust,
 Series:
   99-2 A4
   5.59%, 2/9/04                            AAA            1,813          1,839
   99-3 A4
   6.43%, 3/8/04                            AAA            2,100          2,148
Residential Funding Mortgage Securities
 II,
 Series 00-HI4 AI2
   7.39%, 4/25/11                           AAA              518            520
-------------------------------------------------------------------------------
GROUP TOTAL                                                              40,137
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.0%)
Federal Home Loan Mortgage Corporation,
 Series:
   1114 E PAC (11)
   8.00%, 7/15/06                           Agy              738            772
   1971 PJ PAC (11)
   6.50%, 10/15/22                          Agy               50             50
   2141 C
   6.60%, 3/15/29                           Agy            2,039          2,088
   2271 PY PAC-1
   6.50%, 3/15/29                           Agy              967            981
   2301 GW
   6.00%, 12/15/12                          Agy            1,289          1,304
Federal National Mortgage Association,
 Series:
   97-5 G
   6.70%, 8/17/02                           Agy            1,278          1,298
   02-18 PG PAC-1
   5.50%, 6/25/08                           Agy            1,600          1,623
-------------------------------------------------------------------------------
GROUP TOTAL                                                               8,116
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

                                                                              69
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
Bank of America Mortgage Securities,
 Series 00-6 A2
   7.50%, 11/25/30                          AAA       $       21   $         21
Countrywide Home Loans,
 Series 00-5 1A2
   7.75%, 10/25/30                          AAA              115            115
-------------------------------------------------------------------------------
GROUP TOTAL                                                                 136
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.6%)
Asset Securitization Corp.,
 Series 97-D5 A1A
   6.50%, 2/14/43                           AAA              351            352
!Midland Realty Acceptance Corp.,
 Series 96-C2 A1
   7.02%, 1/25/29                           Aaa               72             73
?Park Avenue Finance Corp.,
 Series 97-C1 A1
   7.58%, 5/12/12                           N/R            1,038          1,082
-------------------------------------------------------------------------------
GROUP TOTAL                                                               1,507
-------------------------------------------------------------------------------
ENERGY (0.4%)
Conoco, Inc.
   5.90%, 4/15/04                           BBB+             980          1,008
-------------------------------------------------------------------------------
FINANCE (11.3%)
?AIG SunAmerica Global Financing V
   5.20%, 5/10/04                           AAA              830            844
American General Finance Corp.,
 Series F
   5.875%, 7/14/06                          A+             1,165          1,166
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                           A+             1,075          1,114
CIT Group, Inc.
   5.625%, 5/17/04                          A-               255            251
   6.50%, 2/7/06                            A-               140            141
EOP Operating LP
   6.50%, 6/15/04                           BBB+           1,020          1,048
?Farmers Insurance Exchange
   8.50%, 8/1/04                            BBB+             680            708
First Fidelity Bancorp
   6.80%, 6/15/03                           A-             1,200          1,247
Ford Motor Credit Co.
   6.875%, 2/1/06                           BBB+           1,090          1,084
General Electric Capital Corp.
   5.375%, 3/15/07                          AAA            2,100          2,077

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
General Motors Acceptance Corp.
   7.50%, 7/15/05                           BBB+      $      695   $        720
Goldman Sachs Group, Inc.
   7.625%, 8/17/05                          A+               605            648
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                           A                648            695
Hartford Life, Inc.
   6.90%, 6/15/04                           A                285            298
Heller Financial, Inc.
   6.50%, 7/22/02                           AAA              465            471
Homeside Lending, Inc.
   6.875%, 6/30/02                          BBB              891            901
Household Finance Corp.
   5.75%, 1/30/07                           A              1,925          1,854
?Hyatt Equities LLC
   7.00%, 5/15/02                           BBB            1,190          1,192
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                            AA-              835            815
?John Hancock Global Funding II
   5.625%, 6/27/06                          AA+              980            972
Johnson Controls, Inc.
   5.00%, 11/15/06                          A-               660            637
Lehman Brothers Holdings, Inc.
   6.25%, 5/15/06                           A              1,195          1,213
Marsh & McLennan Cos., Inc.
   6.625%, 6/15/04                          AA-            1,030          1,075
MBNA America Bank
   6.50%, 6/20/06                           BBB+             765            765
?++Metropolitan Life Insurance Co.
   6.30%, 11/1/03                           A+             1,555          1,599
?Monumental Global Funding II
   6.05%, 1/19/06                           AA+              760            771
?Nationwide Mutual Insurance Co.
   6.50%, 2/15/04                           A-             1,198          1,235
Nisource Finance Corp.
   7.625%, 11/15/05                         BBB              705            705
?Prime Property Funding II
   6.80%, 8/15/02                           A                785            794
   7.00%, 8/15/04                           A                225            231
?Prudential Insurance Co.
   6.375%, 7/23/06                          A+               915            933
Target Corp.
   7.50%, 2/15/05                           A+               715            763

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

70

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
FINANCE (CONT'D)
?USAA Capital Corp.
   7.41%, 6/30/03                           AAA       $      820   $        856
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                          A-               530            538
-------------------------------------------------------------------------------
GROUP TOTAL                                                              30,361
-------------------------------------------------------------------------------
INDUSTRIALS (10.4%)
Aetna, Inc.
   7.375%, 3/1/06                           BBB              600            600
AOL Time Warner, Inc.
   6.125%, 4/15/06                          BBB+           1,110          1,110
Centex Corp.
   9.75%, 6/15/05                           BBB              295            326
Clear Channel Communications, Inc.
   7.25%, 9/15/03                           BBB-           1,155          1,178
CMS Panhandle Holding Co.
   6.125%, 3/15/04                          BBB-             875            885
Comcast Cable Communications
   6.375%, 1/30/06                          BBB              855            859
ConAgra Foods, Inc.
   6.00%, 9/15/06                           BBB+             450            451
Cox Communications, Inc.
   7.50%, 8/15/04                           BBB              925            962
CVS Corp.
   5.50%, 2/15/04                           A              1,525          1,556
DaimlerChrysler N.A. Holdings Corp.
   6.40%, 5/15/06                           BBB+             720            721
Deere & Co.
   6.55%, 7/15/04                           A                955            993
Delphi Corp.
   6.125%, 5/1/04                           BBB              815            828
Federated Department Stores, Inc.
   6.30%, 4/1/09                            BBB+             790            769
FEDEX Corp.
   6.875%, 2/15/06                          BBB              375            385
Fred Meyer, Inc.
   7.15%, 3/1/03                            BBB-           1,145          1,180
Hertz Corp.
   7.00%, 7/1/04                            BBB              935            935
Honeywell International, Inc.
   5.125%, 11/1/06                          A              1,020            990
Lockheed Martin Corp.
   7.25%, 5/15/06                           BBB-             835            876
Lowe's Companies, Inc.
   7.50%, 12/15/05                          A              1,015          1,087

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
Marriott International, Inc.
   8.125%, 4/1/05                           BBB+      $      375   $        398
May Department Stores Co.
   6.875%, 11/1/05                          A+               960          1,002
?Mohawk Industries, Inc.
   6.50%, 4/15/07                           BBB              320            321
Phillips Petroleum Co.
   8.50%, 5/25/05                           BBB+             685            750
Progress Energy, Inc.
   6.75%, 3/1/06                            BBB              880            900
Raytheon Co.
   6.75%, 8/15/07                           BBB-             780            795
Reed Elsevier Capital, Inc.
   6.125%, 8/1/06                           A-               345            349
Safeway, Inc.
   6.15%, 3/1/06                            BBB              600            610
Simon Property Group LP
   6.375%, 11/15/07                         BBB              935            916
Southwest Airlines Co.,
 Class A-2
   5.496%, 11/1/06                          AAA              230            225
TCI Communications, Inc.
   8.00%, 8/1/05                            BBB+             340            353
Telus Corp.
   7.50%, 6/1/07                            BBB+           1,025          1,046
Tenet Healthcare Corp.
   5.375%, 11/15/06                         BBB              890            863
Union Pacific Corp.
   5.84%, 5/25/04                           BBB-             245            250
UnitedHealth Group, Inc.
   7.50%, 11/15/05                          A                455            487
Viacom, Inc.
   6.40%, 1/30/06                           A-             1,090          1,110
Williams Cos., Inc. (The)
   6.50%, 8/1/06                            BBB              688            658
WorldCom, Inc. -- WorldCom Group
   6.50%, 5/15/04                           BBB+             195            175
-------------------------------------------------------------------------------
GROUP TOTAL                                                              27,899
-------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.3%)
New York State Power Authority,
 Series B
   6.11%, 2/15/11                           A+               805            821
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

                                                                              71
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
TELEPHONES (2.2%)
?AT&T Corp.
   6.50%, 11/15/06                          BBB+      $    1,025   $      1,006
AT&T Wireless Services, Inc.
   7.35%, 3/1/06                            BBB            1,075          1,082
GTE Corp.
   9.10%, 6/1/03                            A+               990          1,051
Qwest Capital Funding
   7.75%, 8/15/06                           BBB              800            675
Sprint Capital Corp.
   6.00%, 1/15/07                           BBB+             810            743
WorldCom, Inc. -- WorldCom Group
   6.25%, 8/15/03                           BBB+           1,195          1,113
   7.875%, 5/15/03                          BBB+             240            229
-------------------------------------------------------------------------------
GROUP TOTAL                                                               5,899
-------------------------------------------------------------------------------
TRANSPORTATION (0.5%)
Norfolk Southern Corp.
   7.875%, 2/15/04                          BBB              725            766
Union Pacific Corp.
   9.625%, 12/15/02                         BBB-             625            651
-------------------------------------------------------------------------------
GROUP TOTAL                                                               1,417
-------------------------------------------------------------------------------
UTILITIES (0.6%)
Consolidated Natural Gas Co.
   5.375%, 11/1/06                          BBB+             900            872
Niagara Mohawk Power Co.,
 Series E
   7.375%, 7/1/03                           A-               783            816
-------------------------------------------------------------------------------
GROUP TOTAL                                                               1,688
-------------------------------------------------------------------------------
YANKEE (2.7%)
British Telecommunications plc
   7.875%, 12/15/05                         A-               600            637
Deutsche Telekom International Finance
 B.V.
   7.75%, 6/15/05                           A-             1,000          1,041
France Telecom S.A.
   7.70%, 3/1/06                            BBB+             825            838
?Oil Enterprises Ltd.
   6.239%, 6/30/08                          AAA              717            725
?Oil Purchase Co.
   7.10%, 4/30/02                           BB+               41             41
?Pemex Master Trust
   7.875%, 2/1/09                           BBB-             490            496
Quebec Province
   5.50%, 4/11/06                           A+             1,795          1,809
?Ras Laffan Liquified Natural Gas Co.
   7.628%, 9/15/06                          BBB+             446            462

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
Tyco International Group S.A.
   6.375%, 2/15/06                          BBB       $      695   $        636
   6.875%, 9/5/02                           BBB              255            255
United Mexican States
   8.625%, 3/12/08                          BBB-             450            484
-------------------------------------------------------------------------------
GROUP TOTAL                                                               7,424
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $206,317)                                                        207,393
-------------------------------------------------------------------------------
                                                        SHARES
                                                          ------
PREFERRED STOCK (0.4%)
-------------------------------------------------------------------------------
MORTGAGE -- OTHER (0.4%)
?!Home Ownership Funding Corp.,
 13.33% (Cost $1,131)                       Aa2            1,800          1,170
-------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                          ------
CASH EQUIVALENTS (45.1%)
-------------------------------------------------------------------------------
DISCOUNT NOTES (26.7%)
Federal Home Loan Bank
   1.73%, 4/5/02-5/3/02                               $   20,000         19,982
   1.86%, 6/26/02                                         10,000          9,956
Federal Home Loan Mortgage Corporation
   1.73%, 4/2/02                                          10,000          9,999
   3.58%, 6/20/02                                         10,000          9,958
Federal National Mortgage Association
   1.70%, 4/24/02                                         10,000          9,989
   1.77%, 6/5/02                                          12,000         11,961
-------------------------------------------------------------------------------
GROUP TOTAL                                                              71,845
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                      14,570         14,570
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (13.0%)
U.S. Treasury Bills
   1.76%, 4/4/02-4/11/02                                  35,000         34,989
-------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $121,407)                                                        121,404
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (122.5%)
 (Cost $328,855)                                                        329,967
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

72

                                                                          VALUE
                                                                         (000)+
-------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-22.5%)
Cash                                                               $         47
Receivable for Investments Sold                                              45
Receivable for Forward Commitments                                        3,062
Interest Receivable                                                       1,615
Receivable for Daily Variation on Futures Contracts                         104
Dividends Receivable                                                         60
Receivable for Fund Shares Sold                                               8
Other Assets                                                                 17
Payable for Investments Purchased                                         (319)
Payable for Forward Commitments                                        (64,323)
Dividends Payable                                                         (773)
Payable for Investment Advisory Fees                                      (183)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                               (19)
Payable for Administrative Fees                                            (17)
Other Liabilities                                                          (17)
                                                                   ------------
                                                                       (60,693)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $    269,274
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 25,757,638 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $    269,274
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $10.45
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                   $    271,296
 Undistributed Net Investment Income (Loss)                               (688)
 Undistributed Realized Net Gain (Loss)                                 (2,530)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                  1,112
   Futures                                                                   84
-------------------------------------------------------------------------------
NET ASSETS                                                         $    269,274
-------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2002.
??    Security is subject to delayed delivery. See Note A7 to Financial
      Statements.
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              73
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

MUNICIPAL PORTFOLIO

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax. The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

MUNICIPAL PORTFOLIO                     Lehman      Lehman
------------------------------------    5 Year      10 Year     Blended
                       Institutional   Municipal   Municipal   Municipal
                         Class [ ]       Index       Index       Index
----------------------------------------------------------------------------
Six Months                 1.07%         0.11%       0.08%       0.10%
----------------------------------------------------------------------------
One Year                   4.40%         3.87%       3.48%       3.68%
----------------------------------------------------------------------------
Five Years                 6.30%         5.47%       6.20%       5.84%
----------------------------------------------------------------------------
Since Inception            6.86%         5.44%       6.46%       6.28%
----------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Municipal Portfolio commenced operations on 10/1/92.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE LEHMAN 5 YEAR MUNICIPAL INDEX AND THE LEHMAN 10 YEAR INDEX, BOTH UNMANAGED MARKET INDICES, AS WELL AS THE BLENDED MUNICIPAL INDEX, AN UNMANAGED INDEX COMPRISED OF THE LEHMAN LONG MUNICIPAL INDEX FROM 10/1/92 TO 3/31/96 AND 50% LEHMAN 10 YEAR MUNICIPAL INDEX AND 50% LEHMAN 5 YEAR MUNICIPAL INDEX THEREAFTER. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

74

Statement of Net Assets (Unaudited)

MUNICIPAL PORTFOLIO
FIXED INCOME SECURITIES (111.8%)

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
MARCH 31, 2002                              & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (91.7%)
Abilene, TX Health Facilities Development
 Corp. SAVRS (MBIA)
   1.30%, 9/19/25                             AAA       $    1,900   $   1,900
Allegheny County, PA Hospital Development
 Authority Revenue Bonds
   9.25%, 11/15/15                            B+             1,300       1,393
Arkansas State Development Finance
 Authority Home Mortgage Revenue Bonds,
 Series B-1
   4.90%, 7/1/29                              AAA                5           5
Austin, TX Convention Enterprises, Inc.,
 Revenue Bonds,
 Series A
   6.70%, 1/1/28                              BBB-             400         402
Beaver County, PA Industrial Development
 Authority Pollution Control Revenue Bonds
   4.65%, 6/1/33                              BBB-             750         752
Beaver County, PA Industrial Development
 Authority Pollution Control SAVRS (AMBAC)
   1.35%, 11/1/29                             AAA            1,900       1,900
Berks County, PA (FGIC)
   Zero Coupon, 5/15/19                       AAA            1,250         482
   Zero Coupon, 11/15/20                      AAA            1,000         356
Brazos County, TX River Authority
 Revenue Bonds, Reliant Energy, Inc.,
 Series B
   5.20%, 12/1/18                             BBB              550         559
Brazos County, TX River Authority Revenue
 Bonds, Texas Utilities,
 Series B
   5.05%, 6/1/30                              BBB+             425         424
Brunswick County, NC, General Obligation
 Bonds
   5.00%, 5/1/17                              AAA            1,700       1,682
Bucks County, PA Industrial Development
 Authority Revenue Bonds, Grand View
 Hospital
 Series B SAVRS (AMBAC)
   1.30%, 7/3/12                              AAA            1,900       1,900
+Bucks County, PA Water & Sewer Authority,
 Series B (FGIC)
   5.50%, 2/1/08                              Aaa               75          78
Butler & Sedgwick Counties, KS Unified
 School District (FSA)
   5.85%, 9/1/17                              AAA            1,375       1,469
California Housing & Finance Agency
 Revenue Bonds (MBIA)
   5.30%, 8/1/14                              AAA               20          20

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Carbon County, PA Industrial Development
 Authority Revenue Bonds
   6.65%, 5/1/10                              BBB-      $      345   $     367
Carrollton, TX General Obligation Bonds
 (FSA)
   5.125%, 8/15/16                            AAA            1,045       1,045
Center Township, PA Sewer Authority
 Revenue Bonds,
 Series A (MBIA)
   Zero Coupon, 4/15/17                       AAA              615         271
Charleston County, SC Hospital Facilities
 Revenue Bonds, University Medical
 Associates, Series A SAVRS (MBIA)
   1.30%, 11/15/24                            AAA            1,600       1,600
Chattanooga-Hamilton County, TN Hospital
 Authority Revenue Bonds, Erlanger
 Health Systems SAVRS
   1.30%, 10/1/25                             AAA            1,900       1,900
Chelsea, MA Lease Revenue,
 Series B SAVRS
   1.33%, 6/13/23                             AAA            1,900       1,900
Chicago, IL General Obligation Bonds,
 Series A (FGIC)
   Zero Coupon, 1/1/19                        AAA            4,000       1,552
Chicago, IL Wastewater Transmission
 Revenue Bonds (MBIA)
   5.50%, 1/1/20                              AAA            1,650       1,722
Children's Trust Fund Revenue Bonds
   5.75%, 7/1/20                              A              1,320       1,343
Clear Creek, TX Independent School
 District (PSFG)
   5.65%, 2/15/19                             AAA            1,000       1,032
Cleveland, OH Airport Special Revenue
 Bonds
   5.50%, 12/1/08                             BB-              750         683
Colorado E470 Public Highway Authority
 Revenue Bonds,
 Series B (MBIA)
   Zero Coupon, 9/1/29                        AAA           18,900       3,908
Colorado Health Facilities Authority
 Revenue Bonds, SAVRS
 Series A
   1.30%, 10/29/20                            AAA            1,850       1,850
Colorado Health Facilities Authority
 Revenue Bonds,
 Series A
   Zero Coupon, 7/15/20                       AAA            1,000         298

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              75
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Crown Point, IN Multi-School Building
 Corp. Revenue Bonds (MBIA)
   Zero Coupon, 1/15/24                       AAA       $    5,200   $   1,492
+Council Rock, PA School District
 General Obligation Bonds,
 Series A (MBIA)
   5.00%, 11/15/19                            Aaa            1,285       1,253
+Cranberry Township, PA,
 Series B (FGIC)
   4.80%, 12/1/18                             Aaa            1,310       1,246
Cypress, TX Fairbanks Independent School
 District
   4.80%, 2/15/19                             AAA            1,650       1,546
Dallas Fort Worth, TX International
 Airport Facility Corporate Revenue Bonds
   6.375%, 5/1/35                             BB             1,100         891
Delaware County, PA Industrial Development
 Authority Revenue Bonds
   6.50%, 1/1/08                              BBB              200         213
Denton, TX Utility System Revenue Bonds
 (AMBAC)
   5.00%, 12/1/16                             AAA            1,340       1,322
District of Columbia, University of
 Georgetown Revenue Bonds,
 Series C SAVRS (MBIA)
   1.43%, 4/25/34                             AAA            1,900       1,900
+Dover, PA Area School District (FGIC)
   5.00%, 4/1/16                              Aaa            1,000         995
Eagle, IN -- Union Middle School Building
 Revenue Bonds (AMBAC)
   4.90%, 7/5/16                              AAA            1,000         978
   5.00%, 7/5/17                              AAA            1,000         982
East Porter County, IN School Building
 Corp. Revenue Bonds (MBIA)
   4.70%, 7/15/12                             AAA            1,025       1,022
+Edgewood, TX Independent School District
 (PSFG)
   4.75%, 8/15/16                             Aaa            1,310       1,257
   4.85%, 8/15/17                             Aaa              880         844
Elizabeth Forward, PA School District,
 Series B (MBIA)
   Zero Coupon, 9/1/11                        AAA            1,250         791
+Essex County, NJ Utility Authority
 Revenue Bonds,
 Series A (FSA)
   4.80%, 4/1/14                              Aaa            1,005       1,009

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Fort Wayne, IN Hospital Authority Hospital
 Revenue Bonds (MBIA)
   4.70%, 11/15/11                            AAA       $    1,100   $   1,091
Georgetown County, SC Pollution Control
 Facility Revenue Bonds
   5.125%, 2/1/12                             BBB              725         714
Georgia State Housing & Financing
 Authority,
 Series A A2 (FHA)
   5.875%, 12/1/19                            AAA               30          31
Girard Area, PA School District (FGIC)
   Zero Coupon, 10/1/18                       AAA              700         285
   Zero Coupon, 10/1/19                       AAA              250          96
Grapevine, TX Certificates of Obligation
 (FGIC)
   5.75%, 8/15/17                             AAA            1,000       1,050
Hawaii State Certificate of Participation,
 Series A (AMBAC)
   4.80%, 5/1/12                              AAA            1,275       1,279
Henrico County, VA Industrial Development
 Authority Revenue Bonds SAVRS (FSA)
   1.30%, 8/23/27                             AAA            1,900       1,900
Houston, TX Housing Finance & Development
 Corp., Single Family Mortgage Revenue
 Bonds,
 Series B-1
   8.00%, 6/1/14                              A                 90          97
+Idaho Housing & Finance Association,
 Single Family Mortgage Revenue Bonds,
 Series H-2 (FHA)
   5.40%, 7/1/27                              Aaa               20          20
Illinois Development Finance Authority
 Revenue Bonds (FGIC)
   Zero Coupon, 12/1/09                       AAA            2,000       1,397
Illinois Development Finance Authority,
 Solid Waste Disposal Revenue Bonds
   5.85%, 2/1/07                              BBB              110         112
+Illinois Health Facilities Authority
 Revenue Bonds
   5.00%, 11/15/12                            Aaa            1,000       1,007
Illinois Health Facilities Authority
 Revenue Bonds SAVRS (AMBAC)
   1.35%, 9/16/24                             AAA            1,900       1,900
Indiana State University Revenue Bonds,
 Series I (FGIC)
   5.20%, 10/1/12                             AAA            1,640       1,684
Indiana Transportation Finance Authority
 Highway Revenue Bonds (AMBAC)
   Zero Coupon, 12/1/16                       AAA            1,695         766

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

76

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Indianapolis, IN Airport Authority Revenue
 Bonds
   7.10%, 1/15/17                             BBB       $      375   $     395
Intermountain Power Agency, UT Power
 Supply Revenue Bonds,
 Series A
   Zero Coupon, 7/1/17                        A+             1,750         767
Irving, TX Independent School District,
 Series A
   Zero Coupon, 2/15/13                       AAA            1,945       1,117
Kane & De Kalb Counties, IL Unit School
 District (AMBAC)
   Zero Coupon, 12/1/09                       AAA              725         506
Kansas State Development Finance Authority
 Revenue Bonds,
 Series E SAVRS (MBIA)
   1.30%, 3/15/24                             AAA            1,850       1,850
King County, WA General Obligation Bonds
 (MBIA)
   5.00%, 12/1/19                             AAA            1,075       1,041
Lakeview, MI Public School District
   5.00%, 5/1/16                              AAA            1,060       1,053
Long Island, NY Power Authority Electric
 System Revenue Bonds,
 Series A (FSA)
   Zero Coupon, 6/1/16                        AAA            3,700       1,810
Louisiana Public Facilities Authority
 Hospital Revenue Bonds SAVRS
   1.47%, 7/22/24                             AAA            1,900       1,900
Louisiana Tobacco Settlement Financing
 Corp. Revenue Bonds,
 Series 2001 B
   5.50%, 5/15/30                             A              1,350       1,252
Maryland State Economic Development Corp.,
 Revenue Bonds,
 Series B
   7.50%, 12/1/14                             N/R              350         339
Massachusetts State Development Financing
 Agency Resource Recovery Revenue Bonds,
 Series B
   6.90%, 12/1/29                             BBB              250         271
Massachusetts State Health & Educational
 Facility Authority Revenue Bonds (AMBAC)
   4.80%, 7/1/12                              AAA            1,665       1,659
Massachusetts State Port Authority Revenue
 Bonds, Series 99-A
   5.75%, 10/1/29                             B-               900         542

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Massachusetts State Water Reserve
 Authority Revenue Bonds, SAVRS
 Series D (AMBAC)
   1.37%, 4/1/29                              AAA       $    1,900   $   1,900
Maury County, TN Industrial Development
 Board Solid Waste Disposal Revenue Bonds,
 Series A
   6.30%, 8/1/18                              BBB            1,075       1,085
Memphis-Shelby County, TN Airport
 Authority Special Facilities Revenue
 Bonds, Federal Express Corp.
   5.00%, 9/1/09                              BBB              850         855
Midland, TX Independent School District
   5.95%, 3/1/18 (FGIC)                       AAA            1,225       1,301
   Zero Coupon, 8/15/06 (PSFG)                AAA              750         628
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
   4.875%, 6/1/19                             AAA            2,070       1,954
   5.00%, 6/1/20                              AAA            1,170       1,123
Minneapolis & St. Paul, MN Community
 Special Facilities Revenue Bonds,
 Series B
   6.50%, 4/1/25                              N/R              405         388
Missouri State Health & Educational
 Facilities Authority Health Facilities
 Revenue Bonds,
   Series C SAVRS (MBIA)
   1.33%, 3/14/24                             AAA            1,900       1,900
Mobile, AL Industrial Development Board
 Solid Waste Family Mortgage Revenue
 Bonds,
 Series E
   6.95%, 1/1/20                              CCC              269          40
Montana State Health Facility Authority
 Revenue Bonds SAVRS (AMBAC)
   1.30%, 2/25/25                             AAA            1,900       1,900
Montgomery County, PA Industrial
 Development Authority Pollution Control
 Revenue Bonds
   5.20%, 10/1/30                             BBB+             850         871
Montour, PA School District (MBIA)
   Zero Coupon, 1/1/13                        AAA              300         174
+Morton Grove, IL (FGIC)
   4.50%, 12/1/13                             Aaa            1,480       1,433
Nassau County, NY Improvement Bonds,
 Series E
   6.00%, 3/1/17                              AAA            1,275       1,377
Nebraska Investment Financing Authority
 Hospital Revenue Bonds SAVRS (MBIA)
   1.35%, 12/8/16                             AAA            1,900       1,900

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              77
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Nebraska Investment Financing Authority
 Revenue Bonds,
 Series:
   B
   5.60%, 3/1/20                              AAA       $      220   $     222
   D
   5.80%, 3/1/20                              AAA               80          82
Nevada Department of Business & Industry
 Revenue Bonds (AMBAC)
   Zero Coupon, 1/1/21                        AAA            2,000         691
   Zero Coupon, 1/1/23                        AAA            1,845         563
Nevada Housing Division, Series:
   A-2
   5.30%, 4/1/28                              AAA              590         608
   B-2
   5.70%, 10/1/27                             AAA              365         374
New Hampshire State Turnpike System
 Revenue Bonds SAVRS (MBIA)
   1.38%, 2/1/24                              AAA            1,900       1,900
New Jersey Economic Development Authority
 Revenue Bonds,
 Series A
   Zero Coupon, 4/1/12                        N/R              625         355
New York City, NY General Obligation Inv
 Fl Bonds
   26.96%, 9/30/03                            A                350         443
New York City, NY Industrial Development
 Agency Revenue Bonds (FSA)
   6.00%, 11/1/15                             AAA            2,005       2,110
New York State Dormitory Authority Revenue
 Bonds,
 Series:
   E (FSA)
   5.10%, 2/15/11                             AAA              825         851
   H (FGIC)
   5.10%, 2/15/11                             AAA            1,250       1,290
Noblesville, IN High School Building Corp.
 (AMBAC)
   Zero Coupon, 2/15/19                       AAA            1,850         716
Norman, OK Regional Hospital Authority
 Revenue Bonds,
 Series B SAVRS (MBIA)
   1.35%, 9/1/22                              AAA            1,900       1,900

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
North Carolina Housing Finance Agency
 Revenue Bonds,
 Series RR (FHA)
   5.00%, 9/1/22                              AA        $      445   $     452
North Carolina Municipal Power Agency,
 Electric Revenue Bonds
   6.625%, 1/1/10                             BBB+             850         922
+North Dakota State Housing & Finance
 Agency Revenue Bonds,
 Series C
   5.15%, 1/1/21                              Aa2              315         319
North Slope Borough, AK,
 Series A (MBIA)
   Zero Coupon, 6/30/12                       AAA            2,900       1,722
Northern Securitization Corp., AK, Asset
 Backed Bonds
   6.20%, 6/1/22                              A                225         231
Okemos, MI Public School District (MBIA)
   Zero Coupon, 5/1/15                        AAA              900         453
Orange County, FL Health Facilities
 Authority Revenue Bonds,
 Series C SAVRS (MBIA)
   1.35%, 10/15/26                            AAA            1,900       1,900
Orange County, FL Housing & Finance
 Authority Single Family Mortgage Revenue
 Bonds,
 Series B
   5.10%, 9/1/27                              AAA              310         317
Ouachita Parish, LA West Ouachita Parish
 School District Revenue Bonds (MBIA)
   4.70%, 9/1/14                              AAA            1,020       1,004
Pearland, TX Independent School District,
 Series C
   4.875%, 2/15/19                            AAA            1,425       1,349
   4.90%, 2/15/20                             AAA            1,505       1,411
Penn Hills Township, PA
   Zero Coupon, 6/1/12                        N/R            1,615         939
 Series B
   Zero Coupon, 12/1/13                       N/R              500         265
Pennsylvania Convention Center Authority
   6.25%, 9/1/04                              BBB              160         167
   6.70%, 9/1/16 (FGIC)                       AAA              500         586
Pennsylvania State Financing Authority,
 School Revenue Bonds, Aliquippa School
 District
   Zero Coupon, 6/1/12                        A                685         401

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

78

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Pennsylvania Housing & Finance Authority,
 Series:
   47
   5.20%, 4/1/27                              AA+       $      125   $     133
   48
   5.375%, 10/1/16                            AA+              130         135
   50A
   5.35%, 10/1/08                             AA+              115         119
   51
   5.65%, 4/1/20                              AA+              120         122
   52B
   5.55%, 10/1/12                             AA+              380         389
Pennsylvania State Higher Educational
 Facilities Authority Revenue Bonds,
 Series B SAVRS (MBIA)
   1.28%, 7/1/32                              AAA            1,900       1,900
+Pennsylvania State Public School Building
 Authority, Marple Newtown School District
 Project Revenue Bonds (MBIA)
   4.60%, 3/1/15                              Aaa            1,065       1,023
   4.70%, 3/1/16                              Aaa              715         686
Person County, NC Industrial Facilities &
 Pollution Control Financing Authority
 Revenue Bonds,
 Series A SAVRS
   1.35%, 11/1/18                             AAA            1,600       1,600
Petersburg, IN Pollution Control Revenue
 Bonds
   5.75%, 8/1/21                              BBB              470         434
Philadelphia, PA Authority For Industrial
 Development Revenue Bonds, US Airways,
 Inc.
   7.50%, 5/1/10                              N/R              525         216
Philadelphia, PA Authority For Industrial
 Development Special Facilities Revenue
 Bonds, Doubletree Hotel,
 Series A
   6.50%, 10/1/27                             N/R              320         316
+Philadelphia, PA Hospitals & Higher
 Education Facilities Authority Revenue
 Bonds
   6.15%, 7/1/05                              Baa3              50          54
Philadelphia, PA Hospitals & Higher
 Education Facilities Authority Revenue
 Bonds SAVRS (FGIC)
   1.30%, 3/6/12                              AAA            1,700       1,700

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
+Philadelphia, PA Hospitals Authority
 Revenue Bonds
   10.875%, 7/1/08                            Aaa       $      100   $     118
Philadelphia, PA Water & Wastewater
 Revenue Bonds (FGIC)
   5.15%, 6/15/04                             AAA               50          52
Pittsburgh, PA Stadium Authority Lease
 Revenue Bonds
   6.50%, 4/1/11                              AAA              220         241
Port Authority, NY & NJ Special Obligation
 Revenue Bonds
   7.00%, 10/1/07                             N/R              700         729
Richardson, TX, Hotel Occupancy
 Certificates of Obligation (FGIC)
   5.75%, 2/15/17                             AAA            1,405       1,472
Robinson Township, PA
   6.90%, 5/15/18                             AAA              105         119
Saginaw, MI Hospital Financing Authority
 Revenue Bonds,
 Series E (MBIA)
   5.375%, 7/1/19                             AAA            1,265       1,257
San Antonio County, TX Parking System
 Revenue Bonds (AMBAC)
   5.50%, 8/15/17                             AAA              700         717
San Bernardino County, CA, Series A (MBIA)
   5.50%, 7/1/16                              AAA            1,600       1,639
+Sanger, TX Independent School District
   Zero Coupon, 2/15/19                       Aaa            1,255         487
   Zero Coupon, 2/15/21                       Aaa            1,505         515
   Zero Coupon, 2/15/22                       Aaa            1,505         483
Savannah, GA Economic Development
 Authority Revenue Bonds
   7.40%, 4/1/26                              N/R              310         299
Scranton, PA Health & Welfare Authority
   6.625%, 7/1/09                             AAA               95         104
Southeastern Area Schools, PA Revenue
 Bonds,
 Series:
   A
   Zero Coupon, 10/1/06                       A                200         166
   B
   Zero Coupon, 10/1/06                       A                390         324
Spartanburg County, SC Hospital Facilities
 Revenue Bonds SAVRS
   1.32%, 4/13/22                             AAA            1,900       1,900

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              79
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Spring, TX Independent School District
 General Obligation Bonds,
 Series A (PSFG)
   5.00%, 8/15/19                             AAA       $    1,760   $   1,698
St. Charles Parish, LA Pollution Control
 Revenue Bonds,
 Series C
   5.35%, 10/1/29                             BBB-             950         962
Steel Valley, PA School District,
 Allegheny County General Obligation Bonds
   Zero Coupon, 11/1/11                       A              1,170         714
   Zero Coupon, 11/1/17                       A                650         265
Stroudsbreg, PA Area School District,
 Series A (FSA)
   4.90%, 4/1/20                              AAA            1,110       1,055
Texas State Housing & Community Revenue
 Bonds,
 Series D
   5.45%, 3/1/21                              AAA              570         581
+Toledo-Lucas County, OH Port Authority
 Revenue Bonds
   6.45%, 12/15/21                            Baa2             900         946
Tomball, TX Independent School District
 (PSFG)
   4.75%, 2/15/15                             AAA            1,205       1,171
+Tyler, TX Health Facilities Development
 Corp.,
 Series A
   5.25%, 7/1/02                              Baa1             425         427
+University of Arkansas Revenue Bonds
 (FSA)
   4.90%, 12/1/19                             Aaa            2,315       2,241
Upper Darby Township, PA (AMBAC)
   Zero Coupon, 7/15/11                       AAA              525         334
Vancouver, WA Water & Sewer Revenue Bonds
 (MBIA)
   4.60%, 6/1/13                              AAA            1,000         977
Vermont Educational & Health Buildings
 Funding Agency SAVRS (FGIC)
   1.38%, 9/12/13                             AAA            1,900       1,900
+Wake County, NC Industrial Facility &
 Pollution Control Funding Authority
 Revenue Bonds,
 Series G SAVRS (AMBAC)
   1.35%, 10/1/22                             Aaa            1,600       1,600
Washington County, PA Industrial
 Development Authority Pollution Control
 Revenue Bonds, West Pennsylvania Power
 Co. (MBIA)
   4.95%, 3/1/03                              AAA              150         153

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
+Washington State Health Care Facilities
 Authority Revenue Bonds (AMBAC)
   4.70%, 10/1/11 (FSA)                       Aaa       $    1,075   $   1,068
   5.125%, 11/15/11                           Aaa            1,000       1,024
Washington State, Recreational Facility,
 Series S-5 (FGIC)
   Zero Coupon, 1/1/17                        AAA            6,900       3,058
Washoe County, NV General Obligation
 Bonds, Series B (FSA)
   Zero Coupon, 7/1/18                        AAA            4,235       1,698
West Virginia State Parkways Economic
 Development & Tourism Authority SAVRS
 (FGIC)
   1.43%, 5/16/19                             AAA            1,850       1,850
West Virginia University Revenue Bonds,
 Series A (AMBAC)
   Zero Coupon, 4/1/22                        AAA            1,000         320
   Zero Coupon, 4/1/24                        AAA            1,000         284
Western Michigan University Revenue Bonds
 SAVRS (MBIA)
   1.00%, 11/22/30                            AAA            1,900       1,900
+Winnebago County, IL School District
 General Obligation Bonds (FSA)
   Zero Coupon, 1/1/14                        Aaa            3,600       1,957
Wisconsin Housing & Economic Development
 Authority Home Ownership Revenue Bonds,
 Series E
   5.125%, 9/1/26                             AA             1,530       1,544
Wisconsin State Health & Educational
 Facilities Authority (AMBAC)
   5.625%, 2/15/12                            AAA            1,000       1,058
Ypsilanti, MI School District General
 Obligation Bonds (FGIC)
   4.70%, 5/1/12                              AAA            1,115       1,118
------------------------------------------------------------------------------
GROUP TOTAL                                                            173,189
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (18.5%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   7.00%, 4/1/32                              Agy           17,000      17,323
   7.50%, 4/1/32                              Agy           17,000      17,611
------------------------------------------------------------------------------
GROUP TOTAL                                                             34,934
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

80

                                              RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.9%)
Federal Home Loan Mortgage Corporation,
 Series:
   207 IO
   7.00%, 4/1/30                              Agy       $      986   $     218
   215 IO
   8.00%, 6/1/31                              Agy            3,277         650
   1707 S Inv Fl IO
   6.863%, 3/15/24                            Agy            1,344         182
   2240 S Inv Fl IO
   7.20%, 4/15/25                             Agy            1,084          50
Federal National Mortgage Association,
 Series 307 IO
   8.00%, 6/1/30                              Agy              386          77
Government National Mortgage Association,
 Series:
   99-44 Inv Fl IO
   6.70%, 12/16/29                            Tsy            1,579         142
   00-16 Inv Fl IO
   6.65%, 4/16/19                             Tsy            3,412         327
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,646
------------------------------------------------------------------------------
FINANCE (0.6%)
CIT Group, Inc.
   5.625%, 5/17/04                            A-             1,020       1,006
   6.50%, 2/7/06                              A-               100         100
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,106
------------------------------------------------------------------------------
INDUSTRIALS (0.1%)
ArvinMeritor, Inc.
   8.75%, 3/1/12                              BBB-             240         248
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $208,086)                                                             211,123
------------------------------------------------------------------------------


                                                            SHARES
                                                            ------
CASH EQUIVALENTS (5.1%)
------------------------------------------------------------------------------
MONEY MARKET FUNDS (3.2%)
Dreyfus Basic Municipal Money Market Fund                3,014,923       3,015
Vanguard Municipal Money Market Fund                     3,023,369       3,023
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,038
------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT       VALUE
                                                             (000)      (000)+
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                    $    2,115   $   2,115
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.8%)
++U.S. Treasury Bills
   1.63%, 7/18/02                                              700         696
   1.93%, 4/18/02                                              800         800
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,496
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $9,649)                                                           9,649
------------------------------------------------------------------------------
TOTAL INVESTMENTS (116.9%) (Cost $217,735)                             220,772
------------------------------------------------------------------------------


OTHER ASSETS AND LIABILITIES (-16.9%)
Cash                                                                 $   2,000
Interest Receivable                                                      1,610
Receivable for Daily Variation on Future Contracts                         260
Receivable for Fund Shares Sold                                              9
Other Assets                                                                11
Payable for Forward Commitments                                        (34,930)
Dividends Payable                                                         (630)
Payable for Investment Advisory Fees                                      (146)
Payable for Administrative Fees                                            (13)
Payable for Trustees' Deferred Compensation
 Plan -- Note F                                                            (11)
Other Liabilities                                                          (30)
                                                                     ---------
                                                                       (31,870)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 188,902
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 15,747,386 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $ 188,902
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $12.00
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                     $ 184,126
 Undistributed Net Investment Income (Loss)                               (337)
 Undistributed Realized Net Gain (Loss)                                  1,494
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                 3,037
   Futures                                                                 582
------------------------------------------------------------------------------
NET ASSETS                                                           $ 188,902
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              81
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

+      See Note A1 to Financial Statements.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities were pledged to cover margin requirements for futures contracts.
+ Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

??     Security is subject to delayed delivery. See Note A7 to Financial
       Statements.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO     Interest Only
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investor Service, Inc., or Standard & Poor's
       Corporation.
PSFG   Permanent School Fund Guaranteed
SAVRS Semi-Annual Variable Rate Securities. Indicated rate is the effective rate at March 31, 2002.
TBA    To be announced.

    The accompanying notes are an integral part of the financial statements.

82

Portfolio Overview (Unaudited)

BALANCED PORTFOLIO

The Balanced Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

BALANCED PORTFOLIO
-----------------------------------------------------------              Salomon
                                                                          Broad
                                                                        Investment    60/40
                       Institutional   Investment   Adviser   S&P 500     Grade      Blended
                         Class [ ]      Class L     Class P    Index      Index       Index
--------------------------------------------------------------------------------------------
Six Months                 4.78%         4.31%       4.73%    11.01%      0.10%      6.64%
------------------------------------------------------------------------------------------------
One Year                  (0.58%)       (1.07%)     (0.78%)    0.26%      5.34%      2.94%
------------------------------------------------------------------------------------------------
Five Years                 8.13%          N/A        7.84%    10.18%      7.56%      9.70%
------------------------------------------------------------------------------------------------
Since Inception            9.85%          N/A         N/A     13.18%      7.06%      11.04%
------------------------------------------------------------------------------------------------

[ ]Represents an investment in the Institutional Class. The Balanced Portfolio commenced operations on 12/31/92.

(L)Represents an investment in the Investment Class which commenced operations 4/3/97.

(P)Represents an investment in the Adviser Class which commenced operations 11/1/96.

*TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 500 INDEX AND THE SALOMON BROAD INVESTMENT GRADE INDEX, BOTH UNMANAGED MARKET INDICES, AS WELL AS THE 60/40 BLENDED INDEX, AN UNMANAGED INDEX COMPRISED OF 60% S&P 500 INDEX AND 40% SALOMON BROAD INVESTMENT GRADE INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS. HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS", REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

    The accompanying notes are an integral part of the financial statements.

                                                                              83
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

BALANCED PORTFOLIO
FIXED INCOME SECURITIES (43.6%)

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
MARCH 31, 2002                             & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (26.4%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 9/1/17                            Agy       $      169   $      186
   10.50%, 8/1/19-12/1/19                    Agy              400          446
   12.00%, 3/1/15                            Agy              110          126
 Gold Pools:
   8.00%, 2/1/21-8/1/31                      Agy            7,159        7,519
   8.50%, 9/1/30-7/1/31                      Agy            3,611        3,834
   9.50%, 12/1/22                            Agy              215          235
   10.00%, 12/1/19                           Agy              296          329
   11.00%, 5/1/20-9/1/20                     Agy              215          240
 ??April TBA
   6.50%, 4/1/32                             Agy            6,000        5,976
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 11/1/29-12/1/31                    Agy            3,766        3,901
   8.00%, 11/1/29-9/1/31                     Agy            8,007        8,410
   8.50%, 4/1/30-12/1/30                     Agy            8,379        8,911
   9.50%, 12/1/17-4/1/30                     Agy            3,403        3,722
   10.00%, 1/1/10-1/1/20                     Agy              243          270
   10.50%, 12/1/16-4/1/22                    Agy            1,101        1,237
   11.50%, 11/1/19                           Agy               16           19
   12.50%, 9/1/15                            Agy               57           67
 ??April TBA
   6.00%, 4/1/32                             Agy           15,400       14,919
   6.50%, 4/1/32                             Agy           12,650       12,585
   7.00%, 4/1/32                             Agy           13,650       13,911
   7.50%, 4/1/32                             Agy            2,100        2,175
   8.00%, 4/1/32                             Agy            2,350        2,467
 ??May TBA
   6.50%, 5/1/32                             Agy            3,550        3,515
   7.00%, 5/1/32                             Agy            3,750        3,802
   7.50%, 5/1/32                             Agy            3,000        3,096
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   6.375%, 2/20/25-1/20/28                   Tsy            2,951        3,004
   6.625%, 11/20/25-12/20/27                 Tsy            1,253        1,286
 Various Pools:
   7.00%, 1/15/31-9/15/31                    Tsy            7,512        7,667
   9.50%, 10/15/18-11/15/21                  Tsy              511          566
   10.00%, 11/15/09-12/15/21                 Tsy            1,611        1,792
   10.50%, 2/15/20-12/15/20                  Tsy              300          337
   11.00%, 1/15/19                           Tsy              269          307

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
 ??April TBA
   7.00%, 4/15/32                            Tsy       $    8,100   $    8,258
------------------------------------------------------------------------------
GROUP TOTAL                                                            125,115
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (3.2%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                            AAA              294          295
Centex Home Equity Loan,
 Series:
   +01-B A1
   4.93%, 11/25/16                           Aaa              684          690
   02-A AF1
   2.91%, 12/25/16                           AAA            1,141        1,133
Chase Manhattan Auto Owner Trust,
 Series 02-A A2
   2.63%, 10/15/04                           AAA            1,000          999
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                           AAA            1,385        1,468
   00-A3 A3
   6.875%, 11/16/09                          AAA            1,185        1,253
Daimler Chrysler Auto Trust,
 Series:
   00-E A2
   6.21%, 12/8/03                            AAA              536          543
   00-E A3
   6.11%, 11/8/04                            AAA              900          927
   01-C A2
   3.71%, 7/6/04                             AAA            1,600        1,611
Ford Credit Auto Owner Trust,
 Series 02-B A2A
   2.97%, 6/15/04                            AAA            1,300        1,299
Honda Auto Receivables Owner Trust,
 Series 02-1 A2
   2.55%, 4/15/04                            AAA            1,000          998
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                            AAA              739          739
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                           AAA              900          999
Nissan Auto Receivables Owner Trust,
 Series 00-C A2
   6.71%, 3/17/03                            AAA              106          106

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

84

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Residential Asset Securities Corp.,
 Series 00-KS5 AI1
   7.205%, 8/25/16                           AAA       $       63   $       63
Toyota Auto Receivables Owner Trust,
 Series:
   01-A A2
   5.38%, 12/15/03                           AAA              138          139
   01-C A2
   3.77%, 7/15/04                            AAA            1,750        1,762
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,024
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.6%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                             Agy              113           25
   215 IO
   8.00%, 6/1/31                             Agy              400           79
   1415-S Inv Fl IO
   37.563%, 11/15/07                         Agy               96           42
   1476-S Inv Fl IO REMIC PAC
   6.43%, 2/15/08                            Agy            1,024           75
   1485-S Inv Fl IO REMIC
   7.663%, 3/15/08                           Agy              746           65
   1600-SA Inv Fl IO REMIC
   6.063%, 10/15/08                          Agy            1,623          108
   ##1710-D IO
   2.388%, 6/15/20                           Agy              119          119
   2234 SC Inv Fl IO
   6.65%, 10/15/29                           Agy            1,738           96
Federal National Mortgage Association,
 Series:
   270-2 IO
   8.50%, 9/1/23                             Agy              857          199
   281-2 IO
   9.00%, 11/1/26                            Agy              320           72
   296-2 IO
   8.00%, 4/1/24                             Agy              855          213
   306 IO
   8.00%, 5/1/30                             Agy            1,436          287
   317-1 PO
   8/1/31                                    Agy            2,796        2,383
   317-2
   8.00%, 8/1/31                             Agy            2,796          553
   90-106 J PAC
   8.50%, 9/25/20                            Agy              102          109

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
   92-186 S Inv Fl IO
   5.43%, 10/25/07                           Agy       $    1,698   $       98
   ##94-97 FC REMIC
   2.606%, 3/25/24                           Agy               55           55
   96-14 PC PO
   12/25/23                                  Agy               25           19
   96-68 SC Inv Fl IO REMIC
   6.194%, 1/25/24                           Agy            1,250          134
   97-5 G
   6.70%, 8/17/02                            Agy              913          927
   97-53 PI IO PAC
   8.00%, 8/18/27                            Agy              987          213
   00-32 Inv Fl IO
   6.70%, 3/18/30                            Agy            1,409           88
   01-4 SA Inv Fl IO
   5.65%, 2/17/31                            Agy            2,527          188
   02-18 PG PAC-1
   5.50%, 6/25/08                            Agy            1,300        1,319
Government National Mortgage Association,
 Series:
   99-30 S Inv Fl IO
   6.70%, 8/16/29                            Tsy            2,207          167
   99-30 SA Inv Fl IO
   6.10%, 4/16/29                            Tsy            3,295          233
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,866
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
American Housing Trust,
 Series V 1G
   9.125%, 4/25/21                           AAA               85           90
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.3%)
American Southwest Financial Securities
 Corp.,
 Series 93-2 A1
   7.30%, 1/18/09                            N/R              692          718
?Carousel Center Finance, Inc.,
 Series 1 A1
   6.828%, 11/15/07                          AA               525          531
##+GMAC Commercial Mortgage Securities,
 Inc.,
 Series 96-C1 X2 IO
   2.591%, 10/15/28                          Aaa            1,253           65
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   9.936%, 3/15/18                           N/R              300          300
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,614
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              85
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ENERGY (0.0%)
(LOGO)Mobile Energy Services LLC
   8.665%, 1/1/17                            D         $      438   $        4
------------------------------------------------------------------------------
FEDERAL AGENCY (0.2%)
(a)??Federal National Mortgage
 Association
   6.625%, 11/15/30                          Agy              900          908
------------------------------------------------------------------------------
FINANCE (4.1%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                            AAA              985          978
American General Corp.
   7.50%, 7/15/25                            AAA              650          693
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                             BBB+             565          596
   9.125%, 4/1/10                            BBB+             250          271
AXA Financial, Inc.
   6.50%, 4/1/08                             A+               320          322
Bank One Corp.
   6.00%, 2/17/09                            A-               200          198
   7.625%, 10/15/26                          A-               315          332
CIGNA Corp.
   6.375%, 10/15/11                          A+               470          460
CIT Group, Inc.
   5.625%, 5/17/04                           A-               310          306
   6.50%, 2/7/06                             A-               100          101
EOP Operating LP
   6.763%, 6/15/07                           BBB+             395          401
   7.50%, 4/19/29                            BBB+             265          253
?Farmers Insurance Exchange
   8.625%, 5/1/24                            BBB+           1,100        1,020
Ford Motor Credit Corp.
   7.375%, 10/28/09                          BBB+             460          451
(a)General Electric Capital Corp.
   6.75%, 3/15/32                            AAA              970          937
General Motors Acceptance Corp.
   6.875%, 9/15/11                           BBB+             410          396
   8.00%, 11/1/31                            BBB+             370          370
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                           A+               985          990
GS Escrow Corp.
   7.125%, 8/1/05                            BB+              625          619
Hartford Financial Services Group, Inc.
   7.90%, 6/15/10                            A                155          165
Household Finance Corp.
   (a)5.875%, 2/1/09                         A                745          700
   6.40%, 6/17/08                            A                145          142

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
   (a)5.35%, 3/1/07                          AA-       $      380   $      371
   6.625%, 3/15/12                           A+               125          124
   7.00%, 11/15/09                           A+               330          336
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                           AA-              765          746
MBNA America Bank
   6.50%, 6/20/06                            BBB+             425          425
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                            A+               350          340
   7.80%, 11/1/25                            A+               250          256
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                            A-               775          720
   8.25%, 12/1/31                            A-               100          101
?Pemex Master Trust
   8.625%, 2/1/22                            BBB-             430          434
?Prime Property Funding II
   7.00%, 8/15/04                            A                540          554
?Prudential Holdings, LLC
   7.245%, 12/18/23                          AAA            1,480        1,484
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                           AAA            1,208        1,237
Washington Mutual, Inc.
   8.25%, 4/1/10                             BBB              475          514
?World Financial Properties,
 Series:
   96 WFP-B
   6.91%, 9/1/13                             AA-              728          737
   96 WFP-D
   6.95%, 9/1/13                             AA-              423          430
------------------------------------------------------------------------------
GROUP TOTAL                                                             19,510
------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND (0.8%)
Government of France O.A.T.
   4.00%, 10/25/09                           AAA        EUR 4,500        3,622
------------------------------------------------------------------------------
INDUSTRIALS (4.7%)
Adelphia Communications Corp.
   7.875%, 5/1/09                            B+        $      390          331
   (a)9.375%, 11/15/09                       B+               245          229
Aetna, Inc.
   7.875%, 3/1/11                            BBB              575          567
AOL Time Warner, Inc.
   6.625%, 5/15/29                           BBB+             415          365
   7.57%, 2/1/24                             BBB+             245          240
   (a)7.625%, 4/15/31                        BBB+             555          552
ArvinMeritor, Inc.
   8.75%, 3/1/12                             BBB-             270          279

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

86

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Belo Corp.
   8.00%, 11/1/08                            BBB-      $      100   $      102
Centex Corp.
   7.875%, 2/1/11                            BBB              465          480
#Charter Communications Holdings LLC
   0.00%, 1/15/10-5/15/11                    B+               940          573
Clear Channel Communications, Inc.
   7.65%, 9/15/10                            BBB-             430          438
Conoco, Inc.
   6.95%, 4/15/29                            BBB+             280          279
Corning, Inc. (Convertible)
   0.00%, 11/8/15                            BBB              725          372
(a)Cox Communications, Inc.
   7.75%, 11/1/10                            BBB              115          117
CSC Holdings, Inc.
   7.625%, 7/15/18                           BB+              550          497
   8.125%, 7/15/09                           BB+              185          185
 Series B
   7.625%, 4/1/11                            BB+              100           97
DaimlerChrysler N.A. Holdings Corp.
   8.00%, 6/15/10                            BBB+             375          392
   8.50%, 1/18/31                            BBB+             185          198
(a)Dana Corp.
   9.00%, 8/15/11                            BB               460          455
Delphi Corp.
   7.125%, 5/1/29                            BBB              200          185
Federated Department Stores, Inc.
   6.30%, 4/1/09                             BBB+             275          268
   (a)6.625%, 9/1/08                         BBB+             140          140
?Florida Windstorm
   7.125%, 2/25/19                           AAA              960          963
Ford Motor Co.
   6.625%, 10/1/28                           BBB+           1,025          841
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                             BBB-             445          464
Hartford Life, Inc.
   7.375%, 3/1/31                            A                495          502
HCA, Inc.
   7.19%, 11/15/15                           BBB-             250          242
   7.58%, 9/15/25                            BBB-             320          300
   9.00%, 12/15/14                           BBB-             150          169
Health Net, Inc.
   8.375%, 4/15/11                           BBB-             430          447
Hertz Corp.
   7.40%, 3/1/11                             BBB              105           98

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Honeywell International, Inc.
   6.125%, 11/1/11                           A         $      605   $      589
Kroger Co.
   (a)7.50%, 4/1/31                          BBB-             255          258
 Series B
   7.70%, 6/1/29                             BBB-             535          556
Lenfest Communications, Inc.
   7.625%, 2/15/08                           BBB              425          436
Lockheed Martin Corp.
   7.75%, 5/1/26                             BBB-             350          374
Lowe's Cos., Inc.
   6.50%, 3/15/29                            A                655          610
   6.875%, 2/15/28                           A                205          200
Meadwestvaco Corp.
   6.85%, 4/1/12                             BBB              130          129
?Mohawk Industries, Inc.
   7.20%, 4/15/12                            BBB              125          126
News America Holdings, Inc.
   7.28%, 6/30/28                            BBB-             780          702
   (a)7.75%, 1/20/24-2/1/24                  BBB-             460          437
Nextel Communications, Inc.
   (a)9.375%, 11/15/09                       B                260          173
Northrop Grumman Corp.
   7.75%, 2/15/31                            BBB-             105          107
?Oxymar
   7.50%, 2/15/16                            BBB              470          368
?Prudential Holdings, LLC
   8.695%, 12/18/23                          A                740          768
Pulte Homes, Inc.
   7.875%, 8/1/11                            BBB-             425          425
Raytheon Co.
   8.20%, 3/1/06                             BBB-             445          477
   (a)8.30%, 3/1/10                          BBB-             220          239
Reed Elsevier Capital, Inc.
   6.75%, 8/1/11                             A-               115          116
Simon Property Group LP
   6.375%, 11/15/07                          BBB              345          338
Sun Microsystems, Inc.
   7.65%, 8/15/09                            BBB+             465          477
TCI Communications, Inc.
   7.875%, 2/15/26                           BBB+             205          202
Telus Corp.
   8.00%, 6/1/11                             BBB+             155          159
Tenet Healthcare Corp.
   6.875%, 11/15/31                          BBB              580          534

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              87
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
U.S. Airways Corp.
 Pass Through Certificate,
 Series 00-1 G
   8.11%, 2/20/17                            AAA       $      273   $      284
(a)U.S. Airways, Inc.
   7.076%, 3/20/21                           AAA               98           98
Waste Management, Inc.
   7.00%, 7/15/28                            BBB              585          529
   7.375%, 5/15/29                           BBB              265          250
Williams Cos., Inc., (The)
 Series A
   7.50%, 1/15/31                            BBB              540          485
WorldCom, Inc. -- WorldCom Group
   8.25%, 5/15/31                            BBB+             380          306
------------------------------------------------------------------------------
GROUP TOTAL                                                             22,119
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
First Federal Savings & Loan Association,
 Series 92-C
   8.75%, 6/1/06                             AA                 4            4
Ryland Acceptance Corp. IV,
 Series 79-A
   6.65%, 7/1/11                             AA+               35           34
------------------------------------------------------------------------------
GROUP TOTAL                                                                 38
------------------------------------------------------------------------------
TELEPHONES (1.0%)
?AT&T Corp.
   7.30%, 11/15/11                           BBB+             100           96
   (a)8.00%, 11/15/31                        BBB+             720          699
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                             BBB              605          628
Comcast Cable Communications
   8.375%, 5/1/07                            BBB              210          226
GTE Corp.
   6.94%, 4/15/28                            A+               580          550
#Nextel Communications, Inc.
   0.00%, 9/15/07                            B                655          436
Qwest Capital Funding
   7.75%, 2/15/31                            BBB              725          552
   7.90%, 8/15/10                            BBB              300          253
?Sprint Capital Corp.
   8.375%, 3/15/12                           BBB+             205          202

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
(a)Verizon New England, Inc.
   6.50%, 9/15/11                            A+        $      170   $      166
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                            BBB+           1,180          822
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,630
------------------------------------------------------------------------------
TRANSPORTATION (0.2%)
Continental Airlines,
 Series:
   98-1 A
   6.648%, 9/15/17                           AA               374          355
   (a)99-1 A
   6.545%, 2/2/19                            AA               400          373
?Jet Equipment Trust,
 Series 95-C
   10.69%, 11/1/13                           BB-              675          371
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,099
------------------------------------------------------------------------------
UTILITIES (0.3%)
(a)Calpine Corp.
   8.50%, 2/15/11                            B+               405          323
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                            BBB+             210          200
?Mirant Americas Generation LLC
   7.20%, 10/1/08                            BBB-             570          507
PSEG Energy Holdings, Inc.
   9.125%, 2/10/04                           BBB-             325          326
Williams Cos., Inc. (The)
   7.75%, 6/15/31                            BBB              100           93
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,449
------------------------------------------------------------------------------
YANKEE (0.8%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                            CC               655          118
Global Crossing Holdings Ltd.
   8.70%, 8/1/07                             BB               320           10
   9.125%, 11/15/06                          BB               820           17
?Oil Purchase Co.
   7.10%, 4/30/02                            BB+               66           66
Pemex Project Funding Master Trust
   9.125%, 10/13/10                          BBB-             240          258
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                             BB               465          307
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                           BBB+             605          617

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

88

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
YANKEE (CONT'D)
Republic of Brazil
   (a)11.00%, 1/11/12                        BB-       $      250   $      232
 Series C
   8.00%, 4/15/14                            BB-              763          626
(a)Republic of Colombia
   11.75%, 2/25/20                           BB               470          470
Tyco International Group S.A.
   6.375%, 10/15/11                          BBB              110           98
   (a)6.75%, 2/15/11                         BBB              270          241
(a)United Mexican States
   8.30%, 8/15/31                            BBB-             180          179
   8.375%, 1/14/11                           BBB-             400          419
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,658
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $210,435)                                                       206,746
------------------------------------------------------------------------------
                                                         SHARES
                                                       ----------
RIGHTS (0.0%)
@*United Mexican States, Value Recovery
 Rights
 expiring 6/30/03 (Cost $--)                              853,000           --
------------------------------------------------------------------------------
COMMON STOCKS (57.3%)
------------------------------------------------------------------------------
BANKS (4.2%)
@Bank of America Corp.                                     85,102        5,789
(a)Bank of New York Co.                                    59,900        2,517
Comerica, Inc.                                             19,400        1,214
FleetBoston Financial Corp.                                15,900          556
(a)J.P. Morgan Chase & Co.                                148,100        5,280
Mellon Financial Corp.                                     49,700        1,918
PNC Financial Services Group                                7,600          467
Wells Fargo & Co.                                          47,800        2,361
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,102
------------------------------------------------------------------------------
BASIC RESOURCES (1.4%)
Air Products & Chemicals, Inc.                             54,800        2,830
Alcoa, Inc.                                                63,500        2,397
(a)International Paper Co.                                 38,300        1,647
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,874
------------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (3.0%)
Anheuser-Busch Cos., Inc.                                  32,200        1,681
(a)Avon Products, Inc.                                     55,800        3,031
Coca-Cola Co.                                             135,700        7,092
Gillette Co.                                               41,800        1,421
(a)Proctor & Gamble Co.                                    12,600        1,135
------------------------------------------------------------------------------
GROUP TOTAL                                                             14,360
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                      VALUE
                                                         SHARES       (000)+
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
CONSUMER DURABLES (1.2%)
Delphi Corp.                                              108,900   $    1,741
(a)Ford Motor Co.                                          47,781          788
(a)General Motors Corp.                                    28,300        1,711
(a)Masco Corp.                                             48,200        1,323
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,563
------------------------------------------------------------------------------
CONSUMER SERVICES (2.4%)
*AOL Time Warner, Inc.                                    106,033        2,508
(a)*Charter Communications, Inc., Class A                  49,100          554
*Comcast Corp., Class A                                    25,200          801
*International Game Technology                             10,800          673
*Park Place Entertainment Corp.                           144,400        1,523
(a)*Viacom, Inc., Class B                                  84,600        4,092
(a)Walt Disney Co.                                         62,200        1,436
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,587
------------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (4.3%)
(a)American Express Co.                                   114,000        4,670
Citigroup, Inc.                                           144,667        7,164
Federal Home Loan Mortgage Corp.                           39,200        2,484
(a)Goldman Sachs Group, Inc.                               41,400        3,736
(a)Lehman Brothers Holdings, Inc.                          25,600        1,655
MBNA Corp.                                                 21,700          837
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,546
------------------------------------------------------------------------------
ENERGY (4.3%)
Amerada Hess Corp.                                         14,400        1,143
ChevronTexaco Corp.                                         5,685          513
(a)*Cooper Cameron Corp.                                   35,200        1,799
(a)Dynegy, Inc., Class A                                   92,200        2,674
(a)ENSCO International, Inc.                               29,000          874
Exxon Mobil Corp.                                         195,800        8,582
(a)GlobalSantaFe Corp.                                     26,300          860
*Nabors Industries, Inc.                                    7,700          325
(a)*Noble Drilling Corp.                                   49,800        2,061
(a)TotalFinaElf S.A. ADR                                   22,400        1,716
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,547
------------------------------------------------------------------------------
FOOD, TOBACCO & OTHER (1.3%)
(a)General Mills, Inc.                                     16,200          791
Philip Morris Cos., Inc.                                   51,900        2,734
Unilever NV ADR                                            45,400        2,579
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,104
------------------------------------------------------------------------------
HEALTH CARE (8.2%)
Abbott Laboratories                                        41,100        2,162
*Amgen, Inc.                                               36,600        2,184
(a)Baxter International, Inc.                              24,900        1,482

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              89
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
*Boston Scientific Corp.                                   30,000   $      753
Bristol-Myers Squibb Co.                                   94,801        3,838
CIGNA Corp.                                                 9,800          994
Eli Lilly & Co.                                            10,800          823
(a)HCA, Inc.                                               21,000          926
*HEALTHSOUTH Corp.                                         59,600          855
Johnson & Johnson                                          58,300        3,787
Medtronic, Inc.                                            31,700        1,433
(a)Merck & Co., Inc.                                       72,400        4,169
(a)Pfizer, Inc.                                           214,475        8,523
Pharmacia Corp.                                            66,600        3,002
Schering-Plough Corp.                                      19,800          620
(a)Wyeth                                                   48,300        3,171
------------------------------------------------------------------------------
GROUP TOTAL                                                             38,722
------------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (5.3%)
Boeing Co.                                                 52,400        2,528
(a)Caterpillar, Inc.                                       33,800        1,922
(a)CSX Corp.                                               55,100        2,100
General Electric Co.                                      260,800        9,767
(a)Honeywell International, Inc.                           57,487        2,200
(a)Northrop Grumman Corp.                                  11,900        1,345
Tyco International Ltd.                                    88,000        2,844
(a)United Technologies Corp.                               32,600        2,419
------------------------------------------------------------------------------
GROUP TOTAL                                                             25,125
------------------------------------------------------------------------------
INSURANCE (1.6%)
American International Group, Inc.                         61,100        4,408
Chubb Corp.                                                15,600        1,140
(a)Hartford Financial Services Group,
 Inc.                                                      10,300          702
(a)Marsh & McLennan Cos., Inc.                              9,900        1,116
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,366
------------------------------------------------------------------------------
RETAIL (4.1%)
(a)CVS Corp.                                               31,100        1,068
(a)Home Depot, Inc.                                        78,700        3,825
(a)*Kohl's Corp.                                           30,100        2,142
(a)*Kroger Co.                                             65,900        1,460
Limited, Inc.                                              80,200        1,435
McDonald's Corp.                                           58,400        1,621
*Safeway, Inc.                                             12,800          576
(a)Wal-Mart Stores, Inc.                                  116,000        7,110
------------------------------------------------------------------------------
GROUP TOTAL                                                             19,237
------------------------------------------------------------------------------
TECHNOLOGY (12.3%)
*Amdocs Ltd.                                               26,900          717
*Analog Devices, Inc.                                      69,400        3,126

------------------------------------------------------------------------------
                                                                      VALUE
                                                         SHARES       (000)+
*Brocade Communications Systems, Inc.                      86,900   $    2,346
*Cisco Systems, Inc.                                      135,200        2,289
Compaq Computer Corp.                                     142,900        1,493
Computer Associates International, Inc.                    56,100        1,228
*Dell Computer Corp.                                       43,300        1,131
(a)Electronic Data Systems Corp.                           21,600        1,253
(a)Hewlett-Packard Co.                                    128,100        2,298
Intel Corp.                                                88,200        2,682
(a)International Business Machines Corp.                    7,600          790
(a)Lucent Technologies, Inc.                              454,000        2,148
(a)*Maxim Integrated Products, Inc.                        41,400        2,306
*Microsoft Corp.                                          174,700       10,536
(a)Motorola, Inc.                                         442,300        6,281
*Oracle Corp.                                             117,600        1,505
*Qualcomm, Inc.                                            19,200          723
*Sanmina-SCI Corp.                                         36,200          425
(a)SAP AG ADR                                              47,000        1,748
*Siebel Systems, Inc.                                      44,300        1,445
(a)*Solectron Corp.                                       124,600          972
*Sun Microsystems, Inc.                                   254,900        2,248
(a)*Taiwan Semiconductor Manufacturing Co., Ltd. ADR      122,700        2,546
(a)*Teradyne, Inc.                                         46,500        1,834
(a)Texas Instruments, Inc.                                 35,500        1,175
*Vitesse Semiconductor Corp.                               58,000          568
(a)*Xilinx, Inc.                                           61,100        2,436
------------------------------------------------------------------------------
GROUP TOTAL                                                             58,249
------------------------------------------------------------------------------
UTILITIES (3.7%)
(a)AT&T Corp.                                             150,007        2,355
(a)*Calpine Corp.                                          25,600          325
Duke Energy Corp.                                          89,800        3,395
(a)El Paso Corp.                                           20,819          917
(a)Exelon Corp.                                            20,600        1,091
SBC Communications, Inc.                                   96,917        3,629
(a)*Sprint Corp. (PCS Group)                               58,350          600
Verizon Communications, Inc.                              111,900        5,108
------------------------------------------------------------------------------
GROUP TOTAL                                                             17,420
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $250,945)                                                       271,802
------------------------------------------------------------------------------

                                                         NO. OF
                                                         UNITS
                                                         ------
UNIT TRUST (2.6%)
(a)S&P 500 Depository Receipt
 (Cost $12,363)                                        $  107,100   $   12,276
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

90

                                            RATINGS       FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%) -- SEE NOTE A6
Morgan Guaranty Trust Company, 11/20/05;
 monthly payments equal to 1% per annum
 of the outstanding notional balance
 indexed to GNMA ARM pools
 (Cost $327)                                 N/R       $    3,164   $       48
------------------------------------------------------------------------------
CASH EQUIVALENTS (30.5%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (6.3%)
Bank of America,
   1.87%, 6/10/02                                           1,807        1,807
Bayrische Hypo-Und Vereinsbank, NY
   1.78%, 7/31/02                                           1,204        1,204
Canadian Imperial Bank, NY,
   2.05%, 7/31/02                                             265          265
Citicorp,
   1.87%, 5/28/02                                             723          723
Credit Suisse First Boston USA, Inc.,
   2.03%, 11/25/02                                          1,024        1,024
Deutsche Bank (London),
   1.85%, 5/20/02                                           3,010        3,010
Dexia Bank, NY,
   1.80%, 5/24/02                                             602          602
Federal Home Loan Bank,
   1.77%, 8/23/02                                           1,505        1,505
Federal National Mortgage Association,
   1.72%, 5/14/02                                             670          670
Federal National Mortgage Association,
   1.72%, 8/12/02                                           1,505        1,505
Federal National Mortgage Association,
   1.74%, 12/6/02                                             805          805
First Union National Bank,
   1.84%, 5/8/02                                              602          602
Goldman Sachs Group LP,
   1.96%, 7/25/02                                             862          862
Landesbk Baden-Wuerttemberg, NY,
   1.80%, 5/24/02                                           1,505        1,505
Merrill Lynch and Company,
   2.05%, 7/24/02                                             483          483
National City Bank Cleveland,
   2.03%, 10/23/02                                          1,023        1,023

                                                          FACE
                                                         AMOUNT       VALUE
                                                         (000)        (000)+
------------------------------------------------------------------------------
Royal Bank of Canada (London),
   1.84%, 5/14/02                                      $    3,010   $    3,010
Salomon Smith Barney, Inc.,
   2.06%, 9/11/02                                             322          322
Short-term Government Securities Cash
 Sweep                                                        948          948
Sigma Finance, Inc.,
   1.88%, 5/16/02                                           1,500        1,500
Societe Generale, NY,
   2.00%, 7/12/02                                             530          530
Unicredito Italiano, NY,
   2.00%, 7/8/02                                              905          905
Union Bank of Switzerland, Stamford,
   1.85%, 5/20/02                                           3,030        3,030
Wells Fargo Bank San Francisco N.A.,
   1.85%, 5/7/02                                            2,110        2,110
------------------------------------------------------------------------------
GROUP TOTAL                                                             29,950
------------------------------------------------------------------------------

                                                         SHARES
                                                         ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (12.7%)
Aim S.T. Investment Co.                                 1,156,000        1,156
American Select Cash Reserve Fund                       4,213,000        4,213
Citi Institutional Liquid Reserve Fund                  4,213,000        4,213
Dreyfus Cash Management Plus Fund                       4,213,000        4,213
Evergreen Institutional Money Market Fund               4,213,000        4,213
Federated Prime Cash Fund                               4,213,000        4,213
Goldman Sachs Financial Square Money
 Market Fund                                            4,213,000        4,213
Janus Institutional Money Market Fund                   4,213,000        4,213
Merrill Lynch Funds for Institutions                    4,213,000        4,213
Merrill Lynch Premier Institutional Fund                4,213,000        4,213
Merrimac Cash Series Fund                               4,213,000        4,213
Nations Cash Reserve Fund                               4,213,000        4,213
One Group Institutional Prime Money
 Market Fund                                            4,213,000        4,213
Prudential Institutional Liquidity Fund                 4,213,000        4,213
Reserve Primary Fund                                    4,213,000        4,213
------------------------------------------------------------------------------
GROUP TOTAL                                                             60,138
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              91
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                          FACE
                                                         AMOUNT       VALUE
                                                         (000)        (000)+
------------------------------------------------------------------------------
DISCOUNT NOTES (7.1%)
Federal Home Loan Bank
   1.73%, 4/26/02                                      $   10,000   $    9,988
Federal Home Loan Mortgage Corporation
   1.73%, 4/2/02                                           10,000        9,998
   1.78%, 5/7/02                                            5,000        4,991
   3.58%, 6/20/02                                           9,000        8,963
------------------------------------------------------------------------------
GROUP TOTAL                                                             33,940
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.4%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                       16,209       16,209
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (1.0%)
U.S. Treasury Bills
   (a)1.78%, 4/11/02                                        4,000        3,998
   ++1.93%, 4/18/02                                           530          530
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,528
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $144,766)                                                       144,765
------------------------------------------------------------------------------
TOTAL INVESTMENTS (134.0%)
 (Cost $618,836)                                                       635,637
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-34.0%)
Cash                                                                $      197
Receivable for Investments Sold                                          1,397
Receivable for Forward Commitments                                      10,436
Interest Receivable                                                      1,672
Dividends Receivable                                                       270
Other Assets                                                                40
Collateral on Securities Loaned                                        (90,088)
Payable for Investments Purchased                                       (2,468)
Payable for Forward Commitments                                        (81,720)
Payable for Investment Advisory Fees                                      (532)
Net Unrealized Loss on Swap Agreements                                     (52)
Payable for Trustees' Deferred Compensation Plan --
 Note F                                                                    (42)
Payable for Administrative Fees                                            (31)
Payable for Distribution Fee -- Adviser Class                              (14)
Payable for Daily Variation on Futures Contracts                            (7)
Payable for Shareholder Servicing Fee -- Investment
 Class                                                                      (3)
Other Liabilities                                                         (186)
                                                                    ----------
                                                                      (161,131)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  474,506
------------------------------------------------------------------------------

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 36,606,959 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $  400,291
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.93
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 607,244 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $    6,620
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.90
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 6,196,964 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $   67,595
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.91
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $  514,097
 Undistributed Net Investment Income (Loss)                              1,692
 Undistributed Realized Net Gain (Loss)                                (58,030)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                16,801
   Futures and Swaps                                                       (54)
------------------------------------------------------------------------------
NET ASSETS                                                          $  474,506
------------------------------------------------------------------------------

(a) All or a portion of security on loan at March 31, 2002 -- See Note I to financial statements.
+     See Note A1 to Financial Statements.
?     144A security. Certain conditions for public sale may exist.
*     Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
! Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
a     Security is in default.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date disclosed is the ultimate maturity.
## Variable or floating rate security -- rate disclosed is as of March 31, 2002.
??    Security is subject to delayed delivery. See Note A7 to Financial
      Statements.

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

92

@     Value is less than $500.
ADR   American Depositary Receipt
EUR   Euro
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc., or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

                                                                              93
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

MULTI-ASSET-CLASS PORTFOLIO

The Multi-Asset-Class Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain asset classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio seeks to invest in a combination of assets classes that do not move in tandem with each other, in an effort to improve potential return and control the Portfolio's overall risk. The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------

MULTI-ASSET-CLASS PORTFOLIO                                      Salomon
-------------------------------------------------                 Broad       MSCI
                       Institutional   Investment     S&P      Investment     EAFE     50/24/14/6/6
                         Class [ ]     Class (L)     Index     Grade Index    Index    Blended Index
--------------------------------------------------------------------------------------------------------
Six Months                  4.16%         4.25%       11.01%      0.10%        7.52%       6.72%
--------------------------------------------------------------------------------------------------------
One Year                  (3.26%)       (3.31%)        0.26%      5.34%      (8.50%)       0.94%
--------------------------------------------------------------------------------------------------------
Five Years                  5.06%         4.92%       10.18%      7.56%        1.32%       7.87%
--------------------------------------------------------------------------------------------------------
Since Inception             8.32%        N/A          14.70%      7.51%        2.58%      10.39%
--------------------------------------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Multi-Asset-Class Portfolio commenced operations on 7/29/94.

(L)Represents an investment in the Investment Class which commenced operations 6/10/96.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE S&P 500 INDEX, THE SALOMON BROAD INVESTMENT GRADE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX, ALL UNMANAGED MARKET INDICES, AS WELL AS THE 50/24/14/6/6 BLENDED INDEX, AN UNMANAGED INDEX COMPRISED OF 50% S&P 500 INDEX, 24% SALOMON BROAD INVESTMENT GRADE INDEX, 14% MSCI EAFE INDEX, 6% CS FIRST BOSTON HIGH YIELD INDEX AND 6% SALOMON WORLD GOVERNMENT BOND EX-U.S. INDEX. PREVIOUSLY, THE BLENDED INDEX INCLUDED THE SALOMON HIGH YIELD INDEX AS ITS HIGH YIELD COMPONENT, BUT THE ADVISER BELIEVES THAT THE CS FIRST BOSTON HIGH YIELD INDEX HAS A MORE COMPREHENSIVE COVERAGE OF GEOGRAPHIC REGIONS AND TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS. HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS", REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

94

Statement of Net Assets (Unaudited)

MULTI-ASSET-CLASS PORTFOLIO
U.S. EQUITY (48.6%)

                                                                       VALUE
MARCH 31, 2002                                         SHARES         (000)+
----------------------------------------------------------------------------
U.S. COMMON STOCKS (46.6%)
----------------------------------------------------------------------------
BANKS (3.5%)
Bank of America Corp.                                  18,300   $      1,245
Bank of New York Co.                                   12,800            538
Comerica, Inc.                                          4,100            256
FleetBoston Financial Corp.                             3,600            126
J.P. Morgan Chase & Co.                                31,300          1,116
Mellon Financial Corp.                                 10,500            405
PNC Financial Services Group                            1,500             92
Wells Fargo & Co.                                      10,300            509
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,287
----------------------------------------------------------------------------
BASIC RESOURCES (1.2%)
Air Products & Chemicals, Inc.                         11,700            604
Alcoa, Inc.                                            13,800            521
International Paper Co.                                 8,200            353
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,478
----------------------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.5%)
Anheuser-Busch Cos., Inc.                               6,900            360
Avon Products, Inc.                                    11,800            641
Coca-Cola Co.                                          28,900          1,511
Gillette Co.                                            8,800            299
Proctor & Gamble Co.                                    2,800            252
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,063
----------------------------------------------------------------------------
CONSUMER DURABLES (1.0%)
Delphi Corp.                                           23,500            376
Ford Motor Co.                                         10,519            173
General Motors Corp.                                    6,100            369
Masco Corp.                                            10,000            275
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,193
----------------------------------------------------------------------------
CONSUMER SERVICES (2.0%)
*AOL Time Warner, Inc.                                 22,942            543
*Charter Communications, Inc., Class A                 10,500            118
*Comcast Corp., Class A                                 5,500            175
*International Game Technology                          2,400            150
*Park Place Entertainment Corp.                        31,200            329
*Viacom, Inc., Class B                                 18,300            885
Walt Disney Co.                                        13,300            307
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,507
----------------------------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (3.5%)
American Express Co.                                   24,200            991
Citigroup, Inc.                                        30,800          1,525
Federal Home Loan Mortgage Corp.                        8,400            532
Goldman Sachs Group, Inc.                               8,900            803

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          5,400   $        349
MBNA Corp.                                              4,600            178
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,378
----------------------------------------------------------------------------
ENERGY (3.5%)
Amerada Hess Corp.                                      3,100            246
ChevronTexaco Corp.                                     1,317            119
*Cooper Cameron Corp.                                   7,500            383
Dynegy, Inc., Class A                                  19,600            568
ENSCO International, Inc.                               6,300            190
Exxon Mobil Corp.                                      41,700          1,828
GlobalSantaFe Corp.                                     5,700            186
*Nabors Industries, Inc.                                1,600             68
*Noble Drilling Corp.                                  10,700            443
TotalFinaElf S.A. ADR                                   4,800            368
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,399
----------------------------------------------------------------------------
FOOD & TOBACCO (1.0%)
General Mills, Inc.                                     3,500            171
Philip Morris Cos., Inc.                               10,800            569
Unilever NV                                             9,900            562
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,302
----------------------------------------------------------------------------
HEALTH CARE (6.6%)
Abbott Laboratories                                     8,900            468
*Amgen, Inc.                                            8,100            483
Baxter International, Inc.                              5,600            333
*Boston Scientific Corp.                                6,400            160
Bristol-Myers Squibb Co.                               20,125            815
CIGNA Corp.                                             1,500            152
Eli Lilly & Co.                                         2,300            175
HCA, Inc.                                               4,500            198
*HEALTHSOUTH Corp.                                     12,800            184
Johnson & Johnson                                      12,500            812
Medtronic, Inc.                                         6,900            312
Merck & Co., Inc.                                      15,400            887
Pfizer, Inc.                                           45,450          1,806
Pharmacia Corp.                                        14,300            645
Schering-Plough Corp.                                   4,400            138
Wyeth                                                  10,200            670
----------------------------------------------------------------------------
GROUP TOTAL                                                            8,238
----------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (4.1%)
Boeing Co.                                             11,100            536
Caterpillar, Inc.                                       6,900            392
CSX Corp.                                              11,700            446
General Electric Co.                                   56,200          2,105
Honeywell International, Inc.                          12,562            481
Northrop Grumman Corp.                                    500             56

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              95
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (CONT'D)
Tyco International Ltd.                                18,700   $        604
United Technologies Corp.                               6,900            512
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,132
----------------------------------------------------------------------------
INSURANCE (1.3%)
American International Group, Inc.                     13,100            945
Chubb Corp.                                             3,400            248
Hartford Financial Services Group, Inc.                 2,200            150
Marsh & McLennan Cos., Inc.                             2,100            237
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,580
----------------------------------------------------------------------------
RETAIL (3.4%)
CVS Corp.                                               6,200            213
Home Depot, Inc.                                       16,950            824
*Kohl's Corp.                                           6,500            463
*Kroger Co.                                            13,700            304
Limited, Inc.                                          17,900            320
McDonald's Corp.                                       12,500            347
*Safeway, Inc.                                          2,600            117
Wal-Mart Stores, Inc.                                  25,800          1,581
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,169
----------------------------------------------------------------------------
TECHNOLOGY (10.0%)
*Amdocs Ltd.                                            5,700            152
*Analog Devices, Inc.                                  14,800            667
*Brocade Communications Systems, Inc.                  18,600            502
*Cisco Systems, Inc.                                   29,400            498
Compaq Computer Corp.                                  30,600            320
Computer Associates International, Inc.                12,000            263
*Dell Computer Corp.                                    9,300            243
Electronic Data Systems Corp.                           4,600            267
Hewlett-Packard Co.                                    27,500            493
Intel Corp.                                            18,700            569
International Business Machines Corp.                   1,600            166
Lucent Technologies, Inc.                              98,300            465
*Maxim Integrated Products, Inc.                        8,800            490
*Microsoft Corp.                                       37,100          2,237
Motorola, Inc.                                         94,000          1,335
*Oracle Corp.                                          24,600            315
*Qualcomm, Inc.                                         4,100            154
*Sanmina-SCI Corp.                                      6,700             79
SAP AG ADR                                             10,100            376
*Siebel Systems, Inc.                                   9,400            306
*Solectron Corp.                                       26,800            209
*Sun Microsystems, Inc.                                54,600            482
*Taiwan Semiconductor Manufacturing Co., Ltd. ADR      25,900            537
*Teradyne, Inc.                                         9,800            386
Texas Instruments, Inc.                                 7,600            252

                                                                       VALUE
                                                       SHARES         (000)+
----------------------------------------------------------------------------
*Vitesse Semiconductor Corp.                           12,700   $        124
*Xilinx, Inc.                                          13,000            518
----------------------------------------------------------------------------
GROUP TOTAL                                                           12,405
----------------------------------------------------------------------------
UTILITIES (3.0%)
AT&T Corp.                                             31,792            499
*Calpine Corp.                                          5,600             71
Duke Energy Corp.                                      19,400            733
El Paso Corp.                                           4,512            199
Exelon Corp.                                            4,400            233
SBC Communications, Inc.                               20,970            785
*Sprint Corp. (PCS Group)                              12,800            132
Verizon Communications, Inc.                           24,200          1,105
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,757
----------------------------------------------------------------------------
TOTAL U.S. COMMON STOCKS
  (Cost $52,108)                                                      57,888
----------------------------------------------------------------------------
                                                     NO. OF
                                                     UNITS
                                                     ------
UNIT TRUST (2.0%)
----------------------------------------------------------------------------
UNITS (2.0%)
 S&P 500 Depository Receipt
   (Cost $2,492)                                       21,700          2,487
----------------------------------------------------------------------------

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT
                                       & POOR'S)      (000)
                                       ---------      ------
U.S. FIXED INCOME (25.5%)
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (15.9%)
Federal Home Loan Mortgage
 Corporation,
 Conventional Pools:
   10.00%, 6/1/19                        Agy       $         31             34
   10.50%, 4/1/19                        Agy                 79             88
   11.00%, 9/1/16                        Agy                 22             24
   11.50%, 7/1/15-8/1/15                 Agy                 48             54
 Gold Pools:
   8.00%, 7/1/30-9/1/30                  Agy                780            820
   8.50%, 8/1/30-7/1/31                  Agy                909            965
   9.50%, 12/1/16                        Agy                 40             43
   10.00%, 1/1/21                        Agy                 11             12
   11.50%, 1/1/16                        Agy                 73             82
 ??April TBA
   7.00%, 4/1/32                         Agy                550            560
Federal National Mortgage
 Association,
 Conventional Pools:
   7.50%, 8/1/30                         Agy                114            118
   8.00%, 2/1/31-5/1/31                  Agy              1,422          1,494

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

96

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (CONT'D)
   8.50%, 1/1/15-3/1/31                  Agy       $      2,108   $      2,242
   9.50%, 4/1/30                         Agy                317            346
   10.00%, 5/1/22                        Agy                195            217
   10.50%, 11/1/15-6/1/19                Agy                 58             66
   11.00%, 11/1/20                       Agy                 31             35
 ??April TBA
   6.00%, 4/1/32                         Agy              2,200          2,131
   6.50%, 4/1/32                         Agy              2,725          2,711
   7.00%, 4/1/32                         Agy              1,200          1,223
   7.50%, 4/1/32                         Agy                625            647
   8.00%, 4/1/32                         Agy                350            368
 ??May TBA
   6.50%, 5/1/32                         Agy                475            470
   7.50%, 5/1/32                         Agy                725            748
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   6.375%, 3/20/25-2/20/27               Tsy                414            421
   6.625%, 11/20/25-12/20/27             Tsy                391            401
   6.75%, 7/20/25-8/20/25                Tsy                138            142
 Various Pools:
   7.00%, 7/15/31                        Tsy                548            560
   10.00%, 7/15/16-8/15/20               Tsy                102            113
   10.50%, 6/15/16-4/15/25               Tsy                480            541
   11.00%, 12/15/09-8/15/19              Tsy                269            307
   11.50%, 8/15/11-4/15/13               Tsy                 88            101
   12.00%, 11/15/12-10/15/15             Tsy                 34             40
 ??April TBA
   7.00%, 4/15/32                        Tsy              1,600          1,631
------------------------------------------------------------------------------
GROUP TOTAL                                                             19,755
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (1.9%)
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                        AAA                 69             69
Chase Manhattan Auto Owner Trust,
 Series 02-A A2
   2.63%, 10/15/04                       AAA       $        150   $        150
Citibank Credit Card Issuance Trust,
 Series 00-A3 A3
   6.875%, 11/16/09                      AAA                420            444

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Daimler Chrysler Auto Trust,
 Series:
   00-E A2
   6.21%, 12/8/03                        AAA                122            123
   00-E A3
   6.11%, 11/8/04                        AAA                150            154
   01-C A2
   3.71%, 7/6/04                         AAA                300            302
Ford Credit Auto Owner Trust,
 Series 02-B A2A
   2.97%, 6/15/04                        AAA                200            200
Honda Auto Receivables Owner Trust,
 Series 02-1 A2
   2.55%, 4/15/04                        AAA                200            200
Lehman ABS Manufactured Housing
 Contract,
 Series 01-B A1
   3.01%, 3/15/10                        AAA                117            117
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                       AAA                170            189
Nissan Auto Receivables Owner Trust,
 Series 00-C A2
   6.71%, 3/17/03                        AAA                 21             21
Residential Asset Securities Corp.,
 Series 00-KS5 AI1
   7.205%, 8/25/16                       AAA                 14             13
Toyota Auto Receivables Owner Trust,
 Series:
   01-A A2
   5.38%, 12/15/03                       AAA                 26             26
   01-C A2
   3.77%, 7/15/04                        AAA                300            302
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,310
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.8%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                         Agy                178             40
   215 IO
   8.00%, 6/1/31                         Agy                125             25
   1707 S Inv Fl IO
   6.863%, 3/15/24                       Agy                403             54

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              97
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   ##1710-D IO
   2.388%, 6/15/20                       Agy       $         34   $         34
   1911-C PO
   11/15/23                              Agy                 42             35
Federal National Mortgage Association,
 Series:
   296 2 IO
   8.00%, 4/1/24                         Agy                 95             24
   306 IO
   8.00%, 5/1/30                         Agy                229             46
   307 IO
   8.00%, 6/1/30                         Agy                309             61
   (c)92-89 SQ Inv Fl IO PAC (11)
   7103.206%, 6/25/22                    Agy                 --              8
   97-5 G
   6.70%, 8/17/02                        Agy                183            185
   97-53 PI IO PAC
   8.00%, 8/18/27                        Agy                312             67
   99-42 SA Inv Fl IO
   6.30%, 10/25/28                       Agy                844             63
   02-18 PG PAC-1
   5.50%, 6/25/08                        Agy                200            203
Government National Mortgage Association,
 Series:
   99-30 S Inv Fl IO
   6.70%, 8/16/29                        Tsy                602             46
   99-30 SA Inv Fl IO
   6.10%, 4/16/29                        Tsy              1,459            103
------------------------------------------------------------------------------
GROUP TOTAL                                                                994
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust,
 Series V 1G
   9.125%, 4/25/21                       AAA                 48             50
Mid-State Trust II,
 Series 88-2 A4
   9.625%, 4/1/03                        AAA                 47             47
##Morserv, Inc.,
 Series 96-2 1A1
   2.75%, 11/25/26                       AAA                 53             53
------------------------------------------------------------------------------
GROUP TOTAL                                                                150
------------------------------------------------------------------------------

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.1%)
American Southwest Financial
 Securities Corp.,
 Series 93-2 A1
   7.30%, 1/18/09                        N/R                 73             76
?Carousel Center Finance, Inc.,
 Series 1 A1
   6.828%, 11/15/07                      AA                 100            101
------------------------------------------------------------------------------
GROUP TOTAL                                                                177
------------------------------------------------------------------------------
ENERGY (0.0%)
a  Mobile Energy Services LLC
   8.665%, 1/1/17                        D                   85              1
------------------------------------------------------------------------------
FEDERAL AGENCY (0.1%)
??Federal National Mortgage
 Association
   6.625%, 11/15/30                      Agy       $        150   $        151
------------------------------------------------------------------------------
FINANCE (2.3%)
American General Corp.
   7.50%, 7/15/25                        AAA                150            160
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                         BBB+               135            143
CIGNA Corp.
   6.375%, 10/15/11                      A+                  70             68
CIT Group, Inc.
   5.625%, 5/17/04                       A-                  35             34
   6.50%, 2/7/06                         A-                  20             20
EOP Operating LP
   7.50%, 4/19/29                        BBB+                85             81
?Farmers Exchange Capital
   7.05%, 7/15/28                        BBB+               290            223
General Electric Capital Corp.
   6.75%, 3/15/32                        AAA                135            130
General Motors Acceptance Corp.
   6.875%, 9/15/11                       BBB+                70             68
   8.00%, 11/1/31                        BBB+                45             45
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                       A+                 145            146
GS Escrow Corp.
   7.125%, 8/1/05                        BB+                 90             89
Hartford Financial Services Group,
 Inc.
   7.90%, 6/15/10                        A                   25             27
Household Finance Corp.
   5.875%, 2/1/09                        A                  140            132
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                         AA-                110            107
   6.625%, 3/15/12                       A+                  15             15

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

98

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
FINANCE (CONT'D)
MBNA America Bank
   6.50%, 6/20/06                        BBB+      $         65   $         65
?++Metropolitan Life Insurance Co.
   7.80%, 11/1/25                        A+                 250            256
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                        A-                 145            135
?Prime Property Funding II
   7.00%, 8/15/04                        A                  165            169
?Prudential Holdings, LLC
   7.245%, 12/18/23                      AAA                235            236
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                       AAA                149            153
Washington Mutual, Inc.
   8.25%, 4/1/10                         BBB                 65             70
?World Financial Properties,
 Series 96 WFP-B
   6.91%, 9/1/13                         AA-                214            217
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,789
------------------------------------------------------------------------------
INDUSTRIALS (2.8%)
Adelphia Communications Corp.
   7.875%, 5/1/09                        B+                  50             43
   9.375%, 11/15/09                      B+                  50             47
Aetna, Inc.
   7.875%, 3/1/11                        BBB                105            104
AOL Time Warner, Inc.
   6.625%, 5/15/29                       BBB+               125            110
   7.57%, 2/1/24                         BBB+                25             25
   7.625%, 4/15/31                       BBB+                25             25
ArvinMeritor, Inc.
   8.75%, 3/1/12                         BBB-                30             31
Belo Corp.
   8.00%, 11/1/08                        BBB-                15             15
Centex Corp.
   7.875%, 2/1/11                        BBB                 75             77
#Charter Communications Holdings LLC
   0.00%, 1/15/10-5/15/11                B+                 125             75
Clear Channel Communications, Inc.
   7.65%, 9/15/10                        BBB-                75             76
Corning, Inc. (Convertible)
   0.00%, 11/8/15                        BBB                105             54
Cox Communications, Inc.
   7.75%, 11/1/10                        BBB                 65             66
CSC Holdings, Inc.
   7.875%, 12/15/07                      BB+                135            134

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp.
   8.00%, 6/15/10                        BBB+      $         40   $         42
   8.50%, 1/18/31                        BBB+                20             21
Dana Corp.
   9.00%, 8/15/11                        BB                  65             64
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                        BBB                 50             46
Federated Department Stores, Inc.
   6.30%, 4/1/09                         BBB+                20             20
   6.625%, 9/1/08                        BBB+                20             20
   6.90%, 4/1/29                         BBB+                35             33
?Florida Windstorm
   7.125%, 2/25/19                       AAA                135            136
Ford Motor Co.
   ++6.625%, 10/1/28                     BBB+               150            123
   7.45%, 7/16/31                        BBB+                90             81
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                         BBB-                60             63
++Hartford Life, Inc.
   7.375%, 3/1/31                        A                   70             71
HCA, Inc.
   7.125%, 6/1/06                        BBB-                20             20
   7.19%, 11/15/15                       BBB-                80             78
Health Net, Inc.
   8.375%, 4/15/11                       BBB-                80             83
Hertz Corp.
   7.40%, 3/1/11                         BBB                 15             14
Honeywell International, Inc.
   6.125%, 11/1/11                       A                   90             88
Kroger Co.,
 Series B
   7.70%, 6/1/29                         BBB-               110            114
Lenfest Communications, Inc.
   7.625%, 2/15/08                       BBB                135            138
Lockheed Martin Corp.
   7.75%, 5/1/26                         BBB-                55             59
Lowe's Companies, Inc.
   ++6.50%, 3/15/29                      A                   85             79
   6.875%, 2/15/28                       A                   30             29
Meadwestvaco Corp.
   6.85%, 4/1/12                         BBB                 20             20
?Mohawk Industries, Inc.
   7.20%, 4/15/12                        BBB                 20             20
News America Holdings, Inc.
   7.28%, 6/30/28                        BBB-               135            121
?Oxymar
   7.50%, 2/15/16                        BBB                100             78

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              99
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
?Prudential Holdings, LLC
   8.695%, 12/18/23                      A         $        135   $        140
Pulte Homes, Inc.
   7.875%, 8/1/11                        BBB-                75             75
Raytheon Co.
   8.20%, 3/1/06                         BBB-                45             48
   8.30%, 3/1/10                         BBB-                55             60
Reed Elsevier Capital, Inc.
   6.75%, 8/1/11                         A-                  20             20
Simon Property Group LP
   6.375%, 11/15/07                      BBB                 50             49
Sun Microsystems, Inc.
   7.65%, 8/15/09                        BBB+               100            103
TCI Communications, Inc.
   7.875%, 2/15/26                       BBB+                35             34
Telus Corp.
   8.00%, 6/1/11                         BBB+                30             31
Tenet Healthcare Corp.
   6.875%, 11/15/31                      BBB                 85             78
U.S. Airways Corp. Pass Through
 Certificate,
 Series 00-1 G
   8.11%, 2/20/17                        AAA                 69             72
Waste Management, Inc.
   7.00%, 7/15/28                        BBB                 85             77
   7.375%, 5/15/29                       BBB                 70             66
Williams Cos., Inc., (The)
 Series A
   7.50%, 1/15/31                        BBB                 65             58
WorldCom, Inc. -- WorldCom Group
   8.25%, 5/15/31                        BBB+                35             28
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,482
------------------------------------------------------------------------------
TELEPHONES (0.6%)
?AT&T Corp.
   7.30%, 11/15/11                       BBB+                15             14
   8.00%, 11/15/31                       BBB+               110            107
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                         BBB                110            114
++GTE Corp.
   6.94%, 4/15/28                        A+                 105            100
#Nextel Communications, Inc.
   0.00%, 9/15/07                        B                  140             93
Qwest Capital Funding
   7.75%, 2/15/31                        BBB                160            122

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
?Sprint Capital Corp.
   8.375%, 3/15/12                       BBB+      $         45   $         44
Verizon New England, Inc.
   6.50%, 9/15/11                        A+                  35             34
WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                        BBB+               195            136
------------------------------------------------------------------------------
GROUP TOTAL                                                                764
------------------------------------------------------------------------------
TRANSPORTATION (0.1%)
Continental Airlines,
 Series:
   98-1 A
   6.648%, 9/15/17                       AA                  63             60
   99-1 A
   6.545%, 2/2/19                        AA                  94             88
------------------------------------------------------------------------------
GROUP TOTAL                                                                148
------------------------------------------------------------------------------
UTILITIES (0.3%)
Calpine Corp.
   8.50%, 2/15/11                        B+                  60             48
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                        BBB+                30             28
?Mirant Americas Generation LLC
   7.20%, 10/1/08                        BBB-                85             76
PSEG Energy Holdings, Inc.
   9.125%, 2/10/04                       BBB-                85             85
Williams Cos., Inc. (The)
   7.75%, 6/15/31                        BBB                 20             19
------------------------------------------------------------------------------
GROUP TOTAL                                                                256
------------------------------------------------------------------------------
YANKEE (0.5%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                        CC                 175             31
Global Crossing Holdings Ltd.
   9.125%, 11/15/06                      BB                 180              4
?Oil Purchase Co. II
   10.73%, 1/31/04                       BB+                 76             76
Pemex Project Funding Master Trust
   9.125%, 10/13/10                      BBB-                45             48
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                       BBB+               100            102
Republic of Brazil
   11.00%, 1/11/12                       BB-                 45             42
 Series C
   8.00%, 4/15/14                        BB-                117             96
Republic of Colombia
   11.75%, 2/25/20                       BB                  70             70

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

100

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
YANKEE (CONT'D)
Tyco International Group S.A.
   6.75%, 2/15/11                        BBB       $         55   $         49
United Mexican States
   8.30%, 8/15/31                        BBB-                35             35
   8.375%, 1/14/11                       BBB-                95            100
------------------------------------------------------------------------------
GROUP TOTAL                                                                653
------------------------------------------------------------------------------
TOTAL U.S. FIXED INCOME
 (Cost $32,085)                                                         31,630
------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME (7.6%)
------------------------------------------------------------------------------
FIXED INCOME SECURITIES (7.6%)
------------------------------------------------------------------------------
BRITISH POUND (0.4%)
United Kingdom Treasury Bond
   6.00%, 12/7/28                        AAA        GBP      80            129
   8.00%, 6/10/03                        AAA                280            413
------------------------------------------------------------------------------
GROUP TOTAL                                                                542
------------------------------------------------------------------------------
CANADIAN DOLLAR (0.3%)
Government of Canada
   5.50%, 6/1/09                         AAA        CAD     690            428
------------------------------------------------------------------------------
DANISH KRONE (0.3%)
Kingdom of Denmark
   5.00%, 8/15/05                        AAA        DKK   1,500            175
   8.00%, 5/15/03                        AAA              1,745            213
------------------------------------------------------------------------------
GROUP TOTAL                                                                388
------------------------------------------------------------------------------
EURO (4.2%)
Government of France O.A.T.
   6.50%, 4/25/11                        AAA        EUR     335            317
Government of Germany
   6.00%, 1/4/07-7/4/07                  AAA                708            645
   6.25%, 1/4/24                         AAA                345            324
   6.50%, 7/4/27                         AAA                602            583
   6.875%, 5/12/05                       AAA                175            162
   7.125%, 1/29/03                       AAA                607            543
   7.25%, 10/21/02                       AAA                530            470
   7.50%, 9/9/04                         AAA              1,138          1,058
Government of Italy
   4.25%, 11/1/09                        AA               1,020            829
Republic of Italy BTPS
   9.50%, 2/1/06                         AA                  68             68
   10.00%, 8/1/03                        AA                 160            150
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,149
------------------------------------------------------------------------------

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
GERMAN MARK (0.1%)
International Bank for Reconstruction
 & Development
   7.125%, 4/12/05                       AAA        DEM      89   $         83
------------------------------------------------------------------------------
JAPANESE YEN (2.1%)
Federal National Mortgage
 Association -- Global
   1.75%, 3/26/08                        Agy       JPY   10,000             80
Government of Japan
   0.90%, 12/22/08                       AA             342,400          2,585
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,665
------------------------------------------------------------------------------
SWEDISH KRONA (0.2%)
Swedish Government
   6.00%, 2/9/05                         AAA        SEK   2,300            226
------------------------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
 (Cost $10,397)                                                          9,481
------------------------------------------------------------------------------
                                                      SHARES
                                                      ------
INTERNATIONAL EQUITY (0.4%)
------------------------------------------------------------------------------
COMMON STOCK (0.4%)
------------------------------------------------------------------------------
GERMANY (0.4%)
Templeton Emerging Markets Fund                          44,700            469
------------------------------------------------------------------------------
SOUTH KOREA (0.0%)
SK Telecom Co., Ltd. ADR                                  2,525             62
------------------------------------------------------------------------------
TOTAL INTERNATIONAL EQUITY
 (Cost $492)                                                               531
------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                      ------
HIGH YIELD (5.2%)
------------------------------------------------------------------------------
AEROSPACE (0.1%)
Air Canada
   10.25%, 3/15/11                       B         $         90             70
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (0.0%)
?OHA Auto Grantor Trust,
 Series 97-A B
   11.00%, 9/15/03                       BB                  86             42
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                             101
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
CABLE (0.6%)
Adelphia Communications Corp.,
 Series B
   8.375%, 2/1/08                        B+        $        145   $        126
British Sky Broadcasting plc
   6.875%, 2/23/09                       BB+                 25             24
   8.20%, 7/15/09                        BB+                125            126
Cablevision S.A.
   13.75%, 5/1/09                        CC                  50              8
Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                       CCC+               110             16
Charter Communications Holdings LLC
   10.25%, 1/15/10                       B+                  75             73
CSC Holdings, Inc.
   7.875%, 2/15/18                       BB+                 30             28
 Series B
   7.625%, 4/1/11                        BB+                 50             48
?Echostar DBS Corp.
   9.125%, 1/15/09                       B+                  65             67
a  NTL Communications Corp.,
 Series B 9.875%, 11/15/09               D          EUR     100             27
a  #NTL, Inc.
   0.00%, 4/1/08                         D          GBP     115             46
ONO Finance plc
   13.00%, 5/1/09                        CCC+      $         45             21
Pegasus Communications Corp.
   12.50%, 8/1/07                        CCC+                 5              4
 Series B
   9.75%, 12/1/06                        CCC+                10              7
#RCN Corp.
   0.00%, 10/15/07                       CCC-               205             42
Satelites Mexicanos S.A.
   10.125%, 11/1/04                      B-                  85             48
#Telewest Communications plc
   0.00%, 4/15/09                        B          GBP     150             78
a  United Pan-Europe
 Communications N.V.,
 Series B
   10.875%, 8/1/09                       D         $        115             15
------------------------------------------------------------------------------
GROUP TOTAL                                                                804
------------------------------------------------------------------------------
CHEMICALS (0.3%)
Acetex Corp.
   10.875%, 8/1/09                       B+                  25             26
Equistar Chemicals LP/Equistar
 Funding Corp.
   10.125%, 9/1/08                       BB+                 46             47

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
   10.125%, 7/1/09                       B-        $         35   $         32
   10.125%, 7/1/09                       B-         EUR      75             58
ISP Chemco, Inc.
   10.25%, 7/1/11                        BB-       $         20             21
?ISP Holdings, Inc.
   10.625%, 12/15/09                     B+                  50             52
Lyondell Chemical Co.
   9.625%, 5/1/07                        BB                  35             36
Messer Greisheim Holdings GmbH
   10.375%, 6/1/11                       B+         EUR      45             42
Millennium America, Inc.
   9.25%, 6/15/08                        BBB-      $         25             26
------------------------------------------------------------------------------
GROUP TOTAL                                                                340
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
+Citicorp Mortgage Securities, Inc.,
 Series 90-8 A7
   9.50%, 6/25/05                        B3                   5              2
------------------------------------------------------------------------------
ENERGY (0.4%)
BRL Universal Equipment LP,
 Series 01-A
   8.875%, 2/15/08                       BB-                 55             57
Chesapeake Energy Corp.
   8.125%, 4/1/11                        B+                 100            100
?Hanover Equipment Trust,
 Series:
   01 A
   8.50%, 9/1/08                         BB                  35             35
   01 B
   8.75%, 9/1/11                         BB                  15             15
Husky Oil Ltd.
   8.90%, 8/15/28                        BB+                 75             75
?Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                        B+                  10             11
Pemex Project Funding Master Trust
   9.125%, 10/13/10                      BBB-                40             43
Stone Energy Corp.
   8.25%, 12/10/11                       B+                  25             26
Vintage Petroleum, Inc.
   7.875%, 5/15/11                       B                   10              9
   9.75%, 6/30/09                        B                   75             75
------------------------------------------------------------------------------
GROUP TOTAL                                                                446
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

102

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
FINANCE (0.2%)
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                        BBB+      $         75   $         81
CIT Group, Inc.
   5.625%, 5/17/04                       A-                  25             25
   6.50%, 2/7/06                         A-                   5              5
GS Escrow Corp.
   7.125%, 8/1/05                        BB+                 10             10
Health Net, Inc.
   8.375%, 4/15/11                       BBB-                30             31
iStar Financial, Inc.
   8.75%, 8/15/08                        BB+                 45             47
------------------------------------------------------------------------------
GROUP TOTAL                                                                199
------------------------------------------------------------------------------
FOOD & TOBACCO (0.1%)
Smithfield Foods, Inc.
   7.625%, 2/15/08                       BB+                100             99
------------------------------------------------------------------------------
FOREST PRODUCTS (0.4%)
Norampac, Inc.
   9.50%, 2/1/08                         BB+                 96            102
Owens-Illinois, Inc.
   7.50%, 5/15/10                        B+                  90             82
   7.80%, 5/15/18                        B+                  15             13
Pacifica Papers, Inc.
   10.00%, 3/15/09                       BB                  75             80
a  Pindo Deli Financial Mauritius
   10.75%, 10/1/07                       D                  250             46
Riverwood International Corp.
   10.875%, 4/1/08                       CCC+                30             31
Tembec Industries, Inc.
   8.50%, 2/1/11                         BB+                 90             92
------------------------------------------------------------------------------
GROUP TOTAL                                                                446
------------------------------------------------------------------------------
GAMING/LEISURE (0.4%)
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                         BBB-               140            146
Hilton Hotels Corp.
   7.95%, 4/15/07                        BBB-                20             20
HMH Properties,
 Series A
   7.875%, 8/1/05                        BB-                 30             30
Horseshoe Gaming/Leisure Holding
 Corp.
   8.625%, 5/15/09                       B+                  85             88
International Game Technology
   8.375%, 5/15/09                       BBB-                70             73
Park Place Entertainment Corp.
   8.50%, 11/15/06                       BBB-                45             47

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
?Six Flags, Inc.
   8.875%, 2/1/10                        B         $         40   $         41
Station Casinos, Inc.
   9.875%, 7/1/10                        B+                 100            107
------------------------------------------------------------------------------
GROUP TOTAL                                                                552
------------------------------------------------------------------------------
HEALTH CARE (0.1%)
AmerisourceBergen Corp.
   8.125%, 9/1/08                        BB-                 25             26
Fresenius Medical Capital Trust II
   7.875%, 2/1/08                        B+                  70             70
Omnicare, Inc.,
 Series B
   8.125%, 3/15/11                       BB+                 35             37
------------------------------------------------------------------------------
GROUP TOTAL                                                                133
------------------------------------------------------------------------------
HOTEL & LODGING (0.1%)
HMH Properties, Series B
   7.875%, 8/1/08                        BB-                 80             79
------------------------------------------------------------------------------
HOUSING (0.3%)
Beazer Homes USA, Inc.
   8.625%, 5/15/11                       BB-                 95             99
Centex Corp.
   7.50%, 1/15/12                        BBB                 20             20
   7.875%, 2/1/11                        BBB                 50             52
CB Richard Ellis, Inc.
   11.25%, 6/15/11                       B                   50             47
Louisiana-Pacific Corp.
   8.875%, 8/15/10                       BB-                 15             16
   10.875%, 11/15/08                     B+                  50             54
Schuler Homes, Inc.
   9.375%, 7/15/09                       B+                  60             62
Toll Corp.
   8.25%, 2/1/11                         BB+                 75             76
------------------------------------------------------------------------------
GROUP TOTAL                                                                426
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (0.1%)
Corning, Inc. (Convertible)
   0.00%, 11/8/15                        BBB                100             51
Fairchild Semiconductor International
 Corp.
   10.50%, 2/1/09                        B                   20             22
Flextronics International Ltd.
   8.75%, 10/15/07                       BB-                 15             15
Solectron Corp. (Convertible)
   0.00%, 11/20/20                       BB                 115             54
------------------------------------------------------------------------------
GROUP TOTAL                                                                142
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                             103
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
MANUFACTURING (0.1%)
Case Corp.,
 Series B
   6.25%, 12/1/03                        BB        $         25   $         24
Case Credit Corp.
   6.125%, 2/15/03                       BB                  15             15
Flowserve Corp.
   12.25%, 8/15/10                       B                   65             73
?Foamex L.P./Foamex Capital Corp.
   10.75%, 4/1/09                        B                   15             15
Manitowoc Co., Inc. (The)
   10.375%, 5/15/11                      B+         EUR      35             32
------------------------------------------------------------------------------
GROUP TOTAL                                                                159
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.2%)
?Entravision Communications Corp.
   8.125%, 3/15/09                       B-        $         20             20
?Nextmedia Operating, Inc.
   10.75%, 7/1/11                        B-                  45             48
Radio One, Inc.
   8.875%, 7/1/11                        B-                  30             32
Salem Communications Holding Corp.
   9.00%, 7/1/11                         B-                  55             57
TV Azteca S.A.,
 Series B
   10.50%, 2/15/07                       B+                 100            102
Young Broadcasting, Inc.
   10.00%, 3/1/11                        B-                  55             57
------------------------------------------------------------------------------
GROUP TOTAL                                                                316
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED MEDIA (0.3%)
Alliance Atlantis Communications,
 Inc.
   13.00%, 12/15/09                      B                   70             79
Belo Corp.
   8.00%, 11/1/08                        BBB-                20             21
?Corus Entertainment, Inc.
   8.75%, 3/1/12                         B+                  20             20
?Hollinger Participation Trust
   12.125%, 11/15/10                     B                   42             40
?Mail-Well, Inc.
   9.625%, 3/15/12                       BB                  30             31
Muzak LLC/Muzak Finance Corp.
   9.875%, 3/15/09                       B-                  30             25

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
PRIMEDIA, Inc.
   8.875%, 5/15/11                       B         $         70   $         64
Quebecor Media, Inc.
   #0.00%, 7/15/11                       BB-                 10              7
   11.125%, 7/15/11                      BB-                 45             49
------------------------------------------------------------------------------
GROUP TOTAL                                                                336
------------------------------------------------------------------------------
METALS (0.1%)
Murrin Murrin Holdings Property Ltd.
   9.375%, 8/31/07                       CC                 150             29
a  National Steel Corp.,
 Series D
   9.875%, 3/1/09                        D                  175             35
Phelps Dodge Corp.
   8.75%, 6/1/11                         BBB-                45             44
?Ucar Financial, Inc.
   10.25%, 2/15/12                       B-                  20             21
------------------------------------------------------------------------------
GROUP TOTAL                                                                129
------------------------------------------------------------------------------
RETAIL (0.0%)
AutoNation, Inc.
   9.00%, 8/1/08                         BB+                 30             32
HMV Media Group plc,
 Series B
   10.25%, 5/15/08                       B-                  60             62
------------------------------------------------------------------------------
GROUP TOTAL                                                                 94
------------------------------------------------------------------------------
SERVICES (0.2%)
Allied Waste of North America,
 Series B
   8.875%, 4/1/08                        BB-                105            107
Encompass Services Corp.
   10.50%, 5/1/09                        B-                  25             14
Waste Management, Inc.
   6.875%, 5/15/09                       BBB                 20             20
   7.125%, 10/1/07-12/15/17              BBB                 95             93
   7.65%, 3/15/11                        BBB                 25             25
------------------------------------------------------------------------------
GROUP TOTAL                                                                259
------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.2%)
Republic of Brazil
   11.00%, 1/11/12                       BB-                 15             14
 Series C
   8.00%, 4/15/14                        BB-                 98             81

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

104

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (CONT'D)
?Republic of Colombia
   9.75%, 4/23/09                        BB        $         80   $         80
United Mexican States
   8.375%, 1/14/11                       BBB-                35             36
------------------------------------------------------------------------------
GROUP TOTAL                                                                211
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.4%)
a  Adelphia Business Solutions,
 Inc.,
 Series B
   13.00%, 4/15/03                       D                  125              3
a  @Esprit Telecom Group
   11.00%, 6/15/08                       D          DEM      64             --
a  Exodus Communications, Inc.
   11.625%, 7/15/10                      D         $        130             27
a  Focal Communications Corp.,
 Series B
   #0.00%, 2/15/08                       D                   97             17
   11.875%, 1/15/10                      D                  114             32
a  Global Crossing Holdings Ltd.
   9.625%, 5/15/08                       D                  195              4
a  Global TeleSystems Europe B.V.
   10.375%, 1/15/09                      D                   15              1
   11.50%, 8/15/07                       D                  100              9
a  Globix Corp.
   12.50%, 2/1/10                        D                  130             19
#GT Group Telecom, Inc.
   0.00%, 2/1/10                         B-                 210             12
#Intermedia Communications, Inc.,
 Series B
   0.00%, 7/15/07                        BBB+               110            101
a  McLeodUSA, Inc.
   11.375%, 1/1/09                       D                  140             35
Metromedia Fiber Network, Inc.
   10.00%, 12/15/09                      C                  145             10
Primus Telecommunications Group, Inc.
   11.25%, 1/15/09                       CCC-                65             24
   12.75%, 10/15/09                      CCC-               120             44
a  PSINet, Inc.
   11.00%, 8/1/09                        D                  125             12
 Series B
   10.00%, 2/15/05                       D                  160             16
a  Rhythms NetConnections, Inc.
   #0.00%, 5/15/08                       D                  315             35
 Series B
   14.00%, 2/15/10                       D                  125              8

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
a  +RSL Communications plc
   #0.00%, 3/15/08                       Ca         DEM     332             12
   9.125%, 3/1/08                        Ca        $         55              3
   12.00%, 11/1/08                       Ca        $         45   $          2
   12.25%, 11/15/06                      Ca                  50              3
Song Networks N.V.
   13.00%, 5/15/09                       CC         EUR     100             13
a  #Viatel, Inc.
   0.00%, 4/15/08                        D         $        230              1
a  #@Winstar Communications, Inc.
   0.00%, 4/15/10                        N/R                965             --
a  +XO Communications, Inc.
   #0.00%, 4/15/08                       Ca                 100             11
   10.75%, 11/15/08                      Ca                  85             11
------------------------------------------------------------------------------
GROUP TOTAL                                                                465
------------------------------------------------------------------------------
TRANSPORTATION (0.2%)
ArvinMeritor, Inc.
   8.75%, 3/1/12                         BBB-                35             36
Collins & Aikman Products
   ?10.75%, 12/31/11                     B                   45             45
   11.50%, 4/15/06                       B                   10              9
Dana Corp.
   9.00%, 8/15/11                        BB         EUR      40             34
   9.00%, 8/15/11                        BB        $         55             55
a  Hayes Lemmerz International,
 Inc.,
 Series B
   8.25%, 12/15/08                       D                   50              3
   9.125%, 7/15/07                       D                   60              4
Lear Corp.
   8.11%, 5/15/09                        BB+                 15             15
------------------------------------------------------------------------------
GROUP TOTAL                                                                201
------------------------------------------------------------------------------
UTILITIES (0.1%)
Calpine Corp.
   8.50%, 2/15/11                        B+                  85             68
PG&E National Energy Group, Inc.
   10.375%, 5/16/11                      BBB                 35             36
Williams Cos., Inc. (The)
   7.75%, 6/15/31                        BBB                 20             18
 Series A
   7.50%, 1/15/31                        BBB                 35             32
------------------------------------------------------------------------------
GROUP TOTAL                                                                154
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                             105
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                        RATINGS        FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
WIRELESS (0.3%)
American Tower Corp.
   9.375%, 2/1/09                        B-        $         50   $         37
Centennial Cellular Corp.
   10.75%, 12/15/08                      B-                  75             32
#CTI Holdings S.A.
   0.00%, 4/15/08                        C                  100              7
a  # @Dolphin Telecom plc
   +0.00%, 6/1/08                        Ca         EUR     110             --
 Series B
   0.00%, 5/15/09                        D         $        125             --
a  +Globalstar LP/Capital
   ?11.375%, 2/15/04                     Ca                 100              9
   11.50%, 6/1/05                        Ca                  20              2
Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06                       B+                  50             52
?a  Motient Corp.
   12.25%, 4/1/08                        N/R                130             51
#Nextel Communications, Inc.
   0.00%, 2/15/08                        B                  225            134
PTC International Finance II S.A.
   11.25%, 12/1/09                       B+         EUR      85             77
------------------------------------------------------------------------------
GROUP TOTAL                                                                401
------------------------------------------------------------------------------
TOTAL HIGH YIELD
 (Cost $10,712)                                                          6,505
------------------------------------------------------------------------------
                                                      SHARES
                                                      ------
COMMON STOCKS (0.0%)
------------------------------------------------------------------------------
TELEPHONE SERVICES (0.0%)
*Focal Communications Corp.                               1,298              5
*Song Networks Holding AB ADR                             1,879              1
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $89)                                                                  6
------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.1%)
*Paxson Communications Corp.,
   13.25% PIK                            CCC+                 5             49
*?Paxson Communications Corp.,
   9.75% PIK Convertible                 N/R                  4             34
------------------------------------------------------------------------------
GROUP TOTAL                                                                 83
------------------------------------------------------------------------------

                                        RATINGS
                                       (STANDARD                     VALUE
                                       & POOR'S)      SHARES         (000)+
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED MEDIA (0.0%)
PRIMEDIA, Inc.,
 Series D,
   10.00%                                CCC                115   $          6
PRIMEDIA, Inc.,
 Series F,
   9.20%                                 CCC                110              5
------------------------------------------------------------------------------
GROUP TOTAL                                                                 11
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
Broadwing Communications, Inc.,
 Series B,
   12.50%                                B                  109             46
Intermedia Communications, Inc.,
 Series B,
   13.50%                                BBB-                40             33
*@XO Communications,
   14.00% PIK                            D                2,507             --
------------------------------------------------------------------------------
GROUP TOTAL                                                                 79
------------------------------------------------------------------------------
UTILITIES (0.0%)
*TNP Enterprises, Inc.,
 Series D,
   14.00% PIK                            BB                  64             65
------------------------------------------------------------------------------
WIRELESS (0.1%)
Crown Castle International Corp.,
   12.75%                                CCC+                52              3
*+Dobson Communications Corp.,
   13.00% PIK                            Caa2                71             57
*Nextel Communications, Inc.,
 Series D,
   13.00% PIK                            CCC+                73             30
------------------------------------------------------------------------------
GROUP TOTAL                                                                 90
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
 (Cost $536)                                                               328
------------------------------------------------------------------------------
                                                      NO. OF
                                                     WARRANTS
------------------------------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.0%)
*?@Paxson Communications Corp.,
   expiring 6/30/03                                          96             --
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

106

                                                      NO. OF         VALUE
                                                     WARRANTS        (000)+
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
*@GT Group Telecom, Inc.,
   expiring 2/01/10                                       2,100   $         --
------------------------------------------------------------------------------
UTILITIES (0.0%)
*TNP/SW Acquisition LP,
   expiring 4/1/11                                          125              4
------------------------------------------------------------------------------
WIRELESS (0.0%)
*?@Globalstar Telecommunications
 Ltd.,
   expiring 2/15/04                                         125             --
*?@Motient Corp.,
   expiring 4/1/08                                        2,350             --
*@Occidente y Caribe Celular,
   expiring 3/15/04                                         925             --
------------------------------------------------------------------------------
GROUP TOTAL                                                                 --
------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $13)                                                                  4
------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                           ------
CASH EQUIVALENTS (12.6%)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (12.5%)
**J.P. Morgan Securities Inc.,
   1.78%, dated 3/28/02, due 4/01/02                       $15,537      15,537
------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.1%)
++U.S. Treasury Bill
   1.63%, 7/18/02                                              150         149
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $15,686)                                                         15,686
------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
 (Cost $124,610)                                                       124,546
------------------------------------------------------------------------------

                                                                         VALUE
                                                                        (000)+
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.2%)
Foreign Currency (Cost $6,676)                                       $   6,713
Initial Margin on Futures Contracts                                      3,118
Receivable for Daily Variation on Futures Contracts                         66
Receivable for Investments Sold                                            285
Receivable for Forward Commitments                                       1,223
Interest Receivable                                                        628
Net Unrealized Gain on Forward Foreign Currency
 Contracts                                                                 175
Dividends Receivable                                                        66
Other Assets                                                                17
Payable for Investments Purchased                                        (482)
Payable for Forward Commitments                                       (11,800)
Payable for Investment Advisory Fees                                     (213)
Payable for Trustees' Deferred Compensation Plan -- Note
 F                                                                        (16)
Payable for Administrative Fees                                            (9)
Net Unrealized Loss on Swap Agreements                                     (9)
Bank Overdraft Payable                                                     (5)
Payable for Shareholder Servicing Fee -- Investment
 Class                                                                     (1)
Other Liabilities                                                         (37)
                                                                     ---------
                                                                         (281)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 124,265
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 12,981,089 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $ 119,514
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            $    9.21
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 518,713 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $   4,751
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            $    9.16
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                             107
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                       VALUE
                                                                      (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-In Capital                                                      $ 146,926
Undistributed Net Investment Income (Loss)                                 493
Undistributed Realized Net Gain (Loss)                                (23,643)
Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                  (64)
   Foreign Currency Transactions                                           206
   Futures and Swaps                                                       347
------------------------------------------------------------------------------
NET ASSETS                                                           $ 124,265
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
*     Non-Income Producing Security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
a     Security is in default.
# Step Bond- Coupon Rate increases in increments to maturity. Rate disclosed is as of March 31, 2002. Maturity date is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2002.
??    Security is subject to delayed delivery. See Note A7 to Financial
      Statements.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
@     Value is less than $500.
ADR   American Depositary Receipt
(c)   Face amount is less than $500.
DEM   German Mark
EUR   Euro
GBP   British Pound
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PIK   Payment-in-Kind Security
PO    Principal Only
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

108

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2002

                                                                                                 INVESTMENT
                                                            CORE PLUS    SPECIAL PURPOSE              GRADE         U.S. CORE
                                                         FIXED INCOME       FIXED INCOME       FIXED INCOME      FIXED INCOME
(IN THOUSANDS)                                              PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                $      3,961    $         7,977    $           290           $    83
Interest                                                      110,549                334              6,806             4,749
-----------------------------------------------------------------------------------------------------------------------------
Total Income                                                  114,510              8,311              7,096             4,832
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                          7,935                528                526    $396
Less: Waived Fees                                                  --                 --                 --     (80)      316
Administrative Fee -- Note C                                    1,693                113                112                85
Custodian Fee -- Note E                                           280                 26                 23                27
Audit Fee                                                          62                 18                 14                14
Legal Fee                                                          85                  5                  6                 5
Filing & Registration Fees                                         42                 11                 12                14
Shareholder Servicing Fee -- Investment Class
  shares -- Note D                                                 57                 --                 --                --
Distribution Fees -- Adviser Class shares -- Note D               222                 --                 --                 7
Other Expenses                                                    746                 37                 41                81
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                 11,122                738                734               549
-----------------------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                          (28)                --                 (1)               (3)
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                   11,094                738                733               546
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                         103,416              7,573              6,363             4,286
-----------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          31,293                576              1,299             1,642
Foreign Currency Transactions                                    (845)               240                (65)               --
Futures and Swaps                                              27,895                617              1,775               974
-----------------------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                       58,343              1,433              3,009             2,616
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                         (84,846)            (5,011)            (4,521)           (3,770)
Futures and Swaps                                              (6,063)               128               (119)             (486)
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          (90,909)            (4,883)            (4,640)           (4,256)
-----------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                               (32,566)            (3,450)            (1,631)           (1,640)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $     70,850    $         4,123    $         4,732           $ 2,646
-----------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

For the Six Months Ended March 31, 2002

                                                                             109
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                                                                                                 INTERMEDIATE
                                                              CASH RESERVES        GLOBAL FIXED    HIGH YIELD        DURATION
(IN THOUSANDS)                                                    PORTFOLIO    INCOME PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                            $   --    $            105    $      846    $         43
Interest                                                              1,633                 860        35,161           2,129
---------------------------------------------------------------------------------------------------------------------------------
Total Income                                                          1,633                 965        36,007           2,172
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                       $178                            66         1,469             177
Less: Waived Fees                                             (48)      130                  --            --              --
Administrative Fee -- Note C                                             57                  14           261              38
Custodian Fee -- Note E                                                   7                  13            19              17
Audit Fee                                                                 9                  14            29              12
Legal Fee                                                                 2                   1            17               1
Filing & Registration Fees                                               10                   6            20               8
Shareholder Servicing Fee -- Investment Class
  shares -- Note D                                                        3                  --             7              31
Distribution Fees -- Adviser Class shares -- Note D                      --                  --           129              --
Other Expenses                                                           18                   6           234              47
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                          236                 120         2,185             331
---------------------------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                                 (5)                 (1)          (19)             (1)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                            231                 119         2,166             330
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                 1,402                 846        33,841           1,842
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                                    --                   2       (22,767)            687
Foreign Currency Transactions                                            --                (974)         (396)            (17)
Futures and Swaps                                                        --                 (29)          686             447
---------------------------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                                 --              (1,001)      (22,477)          1,117
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                    --              (1,294)         (490)         (1,871)
Foreign Currency Transactions                                            --                 101           932              (1)
Futures and Swaps                                                        --                 296         1,110            (670)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     --                (897)        1,552          (2,542)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                          --              (1,898)      (20,925)         (1,425)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $1,402    $         (1,052)   $   12,916    $        417
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $18 withholding tax for the High Yield Portfolio.

    The accompanying notes are an integral part of the financial statements.

For the Six Months Ended March 31, 2002

110

                                                              INTERNATIONAL
                                                               FIXED INCOME    LIMITED DURATION          MUNICIPAL
(IN THOUSANDS)                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                      $         --    $            120            $    --
Interest                                                              2,178               5,296              3,917
----------------------------------------------------------------------------------------------------------------------
Total Income                                                          2,178               5,416              3,917
----------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                                  147                 356    $326
Less: Waived Fees                                                        --                  --     (15)       311
Administrative Fee -- Note C                                             31                  95                 70
Custodian Fee -- Note E                                                  26                  11                 12
Audit Fee                                                                17                  15                 13
Legal Fee                                                                 2                   3                  4
Filing & Registration Fees                                                9                   8                 11
Other Expenses                                                           26                  36                 23
----------------------------------------------------------------------------------------------------------------------
Total Expenses                                                          258                 524                444
----------------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                                 (1)                 (2)                (1)
----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                            257                 522                443
----------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                 1,921               4,894              3,474
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                                   (87)              2,115                597
Foreign Currency Transactions                                        (3,134)                 --                 --
Futures and Swaps                                                        41                 229              3,371
----------------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                             (3,180)              2,344              3,968
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                (3,402)             (4,579)            (4,603)
Foreign Currency Transactions                                            69                  --                 --
Futures and Swaps                                                         3                 585             (1,152)
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                 (3,330)             (3,994)            (5,755)
----------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                      (6,510)             (1,650)            (1,787)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $     (4,589)   $          3,244            $ 1,687
----------------------------------------------------------------------------------------------------------------------

+ Net of $6 withholding tax for the International Fixed Income Portfolio.

    The accompanying notes are an integral part of the financial statements.

For the Six Months Ended March 31, 2002

                                                                             111
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                                               BALANCED    MULTI-ASSET-CLASS
(IN THOUSANDS)                                                PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                     $  1,760              $   400
Interest                                                         4,862                1,460
--------------------------------------------------------------------------------------------
Total Income                                                     6,622                1,860
--------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                           1,061     $413
Less: Waived Fees                                                   --      (30)        383
Administrative Fee -- Note C                                       187                   51
Custodian Fee -- Note E                                             45                   29
Audit Fee                                                           16                   17
Legal Fee                                                           10                    4
Filing & Registration Fees                                          15                    8
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  5                    3
Distribution Fees -- Adviser Class shares -- Note D                 78                   --
Other Expenses                                                     158                   17
--------------------------------------------------------------------------------------------
Total Expenses                                                   1,575                  512
--------------------------------------------------------------------------------------------
Expense Offset -- Note E                                            (1)                  (1)
--------------------------------------------------------------------------------------------
Net Expenses                                                     1,574                  511
--------------------------------------------------------------------------------------------
Net Investment Income                                            5,048                1,349
--------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          (13,129)              (3,047)
Foreign Currency Transactions                                      (15)                (596)
Futures and Swaps                                                1,126                1,996
--------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                       (12,018)              (1,647)
--------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                           29,326                6,127
Foreign Currency Transactions                                       --                 (149)
Futures and Swaps                                                 (330)                (240)
--------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            28,996                5,738
--------------------------------------------------------------------------------------------
Net Gain (Loss)                                                 16,978                4,091
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 22,026              $ 5,440
--------------------------------------------------------------------------------------------

+ Net of $3 and $2 withholding tax for the Balanced Portfolio and Multi-Asset-Class Portfolio, respectively.

    The accompanying notes are an integral part of the financial statements.

112

Statement of Changes in Net Assets
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                         CORE PLUS FIXED             SPECIAL PURPOSE FIXED
                                                        INCOME PORTFOLIO                  INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                             YEAR          SIX MONTHS          YEAR          SIX MONTHS
                                             ENDED            ENDED            ENDED            ENDED
                                         SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                               2001             2002             2001             2002
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                   $     278,160   $       103,416   $      24,277   $         7,573
 Realized Net Gain (Loss)                      137,032            58,343          12,846             1,433
 Change in Unrealized Appreciation
 (Depreciation)                                 98,559           (90,909)          9,974            (4,883)
----------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting
 from Operations                               513,751            70,850          47,097             4,123
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                        (278,470)         (137,975)        (27,347)          (10,814)
INVESTMENT CLASS:
 Net Investment Income                          (4,551)           (2,432)             --                --
ADVISER CLASS:
 Net Investment Income                         (10,048)           (5,778)             --                --
----------------------------------------------------------------------------------------------------------
   Total Distributions                        (293,069)         (146,185)        (27,347)          (10,814)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                        829,478           310,397          44,959             9,479
 In Lieu of Cash Distributions                 253,024           125,870          24,990             9,700
 Redeemed                                   (1,237,050)         (771,824)       (224,168)          (39,110)
INVESTMENT CLASS:
 Issued                                         33,383            17,916              --                --
 In Lieu of Cash Distributions                   4,076             2,219              --                --
 Redeemed                                      (30,033)          (17,992)             --                --
ADVISER CLASS:
 Issued                                         48,352            26,981              --                --
 In Lieu of Cash Distributions                   7,973             4,822              --                --
 Redeemed                                      (32,373)          (28,537)             --                --
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital
 Share Transactions                           (123,170)         (330,148)       (154,219)          (19,931)
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                    97,512          (405,483)       (134,469)          (26,622)
NET ASSETS:
 Beginning of Period                         4,296,251         4,393,763         429,327           294,858
----------------------------------------------------------------------------------------------------------
END OF PERIOD                            $   4,393,763   $     3,988,280   $     294,858   $       268,236
----------------------------------------------------------------------------------------------------------
 Undistributed net investment income
 included in end of period net assets    $      65,659   $        22,890   $       4,312   $         1,071
----------------------------------------------------------------------------------------------------------

                                                 INVESTMENT GRADE FIXED
                                                       INCOME PORTFOLIO
--------------------------------------  -----------------------------------
                                            YEAR          SIX MONTHS
                                            ENDED            ENDED
                                        SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                              2001             2002
--------------------------------------  -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                  $      17,797   $         6,363
 Realized Net Gain (Loss)                       5,856             3,009
 Change in Unrealized Appreciation
 (Depreciation)                                12,821            (4,640)
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting
 from Operations                               36,474             4,732
-------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                        (19,215)           (9,186)
INVESTMENT CLASS:
 Net Investment Income                             --                --
ADVISER CLASS:
 Net Investment Income                             --                --
------------------------------------------------------------------------------------------
   Total Distributions                        (19,215)           (9,186)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                        29,626            27,232
 In Lieu of Cash Distributions                 17,143             8,462
 Redeemed                                     (64,512)          (19,437)
INVESTMENT CLASS:
 Issued                                            --                --
 In Lieu of Cash Distributions                     --                --
 Redeemed                                          --                --
ADVISER CLASS:
 Issued                                            --                --
 In Lieu of Cash Distributions                     --                --
 Redeemed                                          --                --
----------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital
 Share Transactions                           (17,743)           16,257
---------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                     (484)           11,803
NET ASSETS:
 Beginning of Period                          279,141           278,657
----------------------------------------------------------------------------------------------------------
END OF PERIOD                           $     278,657   $       290,460
----------------------------------------------------------------------------------------------------------
 Undistributed net investment income
 included in end of period net assets   $       4,833   $         2,010
----------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                             113
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                                         CORE PLUS FIXED             SPECIAL PURPOSE FIXED
                                                        INCOME PORTFOLIO                  INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                             YEAR          SIX MONTHS          YEAR          SIX MONTHS
                                             ENDED            ENDED            ENDED            ENDED
                                         SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                               2001             2002             2001             2002
----------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                  72,608            30,993           3,865             1,407
 In Lieu of Cash Distributions                  22,396            10,821           2,196               833
 Shares Redeemed                              (108,520)          (70,425)        (19,223)           (3,925)
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                                   (13,516)          (28,611)        (13,162)           (1,685)
----------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                   2,913             1,526              --                --
 In Lieu of Cash Distributions                     360               191              --                --
 Shares Redeemed                                (2,629)           (1,530)             --                --
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment
 Class Shares Outstanding                          644               187              --                --
----------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                   4,236             2,331              --                --
 In Lieu of Cash Distributions                     705               414              --                --
 Shares Redeemed                                (2,874)           (2,454)             --                --
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser
 Class Shares Outstanding                        2,067               291              --                --
----------------------------------------------------------------------------------------------------------

                                                 INVESTMENT GRADE FIXED
                                                       INCOME PORTFOLIO
--------------------------------------  -----------------------------------
                                            YEAR          SIX MONTHS
                                            ENDED            ENDED
                                        SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                              2001             2002
--------------------------------------  -----------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                  2,706             2,413
 In Lieu of Cash Distributions                  1,595               760
 Shares Redeemed                               (5,856)           (1,705)
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                                   (1,555)            1,468
----------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                     --                --
 In Lieu of Cash Distributions                     --                --
 Shares Redeemed                                   --                --
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment
 Class Shares Outstanding                          --                --
----------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                     --                --
 In Lieu of Cash Distributions                     --                --
 Shares Redeemed                                   --                --
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser
 Class Shares Outstanding                          --                --
----------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

114

                                         U.S. CORE FIXED INCOME PORTFOLIO        CASH RESERVES PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                              YEAR           SIX MONTHS          YEAR          SIX MONTHS
                                             ENDED             ENDED             ENDED            ENDED
                                         SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                                2001              2002             2001             2002
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                   $      11,021    $         4,286    $       5,958   $         1,402
 Realized Net Gain (Loss)                        5,981              2,616                1                --
 Change in Unrealized Appreciation
 (Depreciation)                                  6,317             (4,256)              --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
 Resulting from Operations                      23,319              2,646            5,959             1,402
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                         (11,497)            (5,658)          (5,316)           (1,365)
 In Excess of Net Investment Income                 --                 --               --                --
INVESTMENT CLASS:
 Net Investment Income                              --               (142)            (644)              (37)
ADVISER CLASS:
 Net Investment Income                            (164)                --               --                --
------------------------------------------------------------------------------------------------------------
   Total Distributions                         (11,661)            (5,800)          (5,960)           (1,402)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                         45,307             78,107          214,565            62,064
 In Lieu of Cash Distributions                  11,438              5,636            5,456             1,485
 Redeemed                                      (54,644)           (18,929)        (202,632)          (59,947)
INVESTMENT CLASS:
 Issued                                             --                 --           55,067            29,479
 In Lieu of Cash Distributions                      --                 --              151                45
 Redeemed                                           --                 --          (41,095)          (41,377)
ADVISER CLASS:
 Issued                                          4,044              2,455               --                --
 In Lieu of Cash Distributions                     164                142               --                --
 Redeemed                                       (1,374)            (1,439)              --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital
 Share Transactions                              4,935             65,972           31,512            (8,251)
------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                    16,593             62,818           31,511            (8,251)

                                         GLOBAL FIXED INCOME PORTFOLIO
--------------------------------------  -----------------------------------
                                            YEAR          SIX MONTHS
                                            ENDED            ENDED
                                        SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                              2001             2002
--------------------------------------  -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                  $       1,821   $           846
 Realized Net Gain (Loss)                      (1,956)           (1,001)
 Change in Unrealized Appreciation
 (Depreciation)                                 1,900              (897)
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
 Resulting from Operations                      1,765            (1,052)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                             --                --
 In Excess of Net Investment Income            (1,371)               --
INVESTMENT CLASS:
 Net Investment Income                             --                --
ADVISER CLASS:
 Net Investment Income                             --                --
------------------------------------------------------------------------------------------------------------
   Total Distributions                         (1,371)               --
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                         6,852             7,418
 In Lieu of Cash Distributions                  1,361                --
 Redeemed                                      (7,291)          (10,352)
INVESTMENT CLASS:
 Issued                                            --                --
 In Lieu of Cash Distributions                     --                --
 Redeemed                                          --                --
ADVISER CLASS:
 Issued                                            --                --
 In Lieu of Cash Distributions                     --                --
 Redeemed                                          --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital
 Share Transactions                               922            (2,934)
------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                    1,316            (3,986)

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                             115
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                         U.S. CORE FIXED INCOME PORTFOLIO        CASH RESERVES PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                              YEAR           SIX MONTHS          YEAR          SIX MONTHS
                                             ENDED             ENDED             ENDED            ENDED
                                         SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                                2001              2002             2001             2002
------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of Period                           183,509            200,102          117,490           149,001
------------------------------------------------------------------------------------------------------------
END OF PERIOD                            $     200,102    $       262,920    $     149,001   $       140,750
------------------------------------------------------------------------------------------------------------
 Undistributed net investment income
 included in end of period net assets    $       3,076    $         1,562    $          12   $            12
------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                   4,175              7,038          214,564            62,064
 In Lieu of Cash Distributions                   1,080                513            5,456             1,485
 Shares Redeemed                                (5,101)            (1,708)        (202,632)          (59,948)
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                                       154              5,843           17,388             3,601
------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                      --                 --           55,067            29,479
 In Lieu of Cash Distributions                      --                 --              151                45
 Shares Redeemed                                    --                 --          (41,095)          (41,378)
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment
 Class Shares Outstanding                           --                 --           14,123           (11,854)
------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                     373                222               --                --
 In Lieu of Cash Distributions                      15                 13               --                --
 Shares Redeemed                                  (127)              (130)              --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser
 Class Shares Outstanding                          261                105               --                --
------------------------------------------------------------------------------------------------------------

                                         GLOBAL FIXED INCOME PORTFOLIO
--------------------------------------  -----------------------------------
                                            YEAR          SIX MONTHS
                                            ENDED            ENDED
                                        SEPTEMBER 30,      MARCH 31,
(IN THOUSANDS)                              2001             2002
--------------------------------------  -----------------------------------
NET ASSETS:
 Beginning of Period                           34,827            36,143
------------------------------------------------------------------------------------------------------------
END OF PERIOD                           $      36,143   $        32,157
------------------------------------------------------------------------------------------------------------
 Undistributed net investment income
 included in end of period net assets   $      (1,407)  $          (561)
------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                    745               798
 In Lieu of Cash Distributions                    149                --
 Shares Redeemed                                 (797)           (1,125)
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                                       97              (327)
------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                     --                --
 In Lieu of Cash Distributions                     --                --
 Shares Redeemed                                   --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment
 Class Shares Outstanding                          --                --
------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                     --                --
 In Lieu of Cash Distributions                     --                --
 Shares Redeemed                                   --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser
 Class Shares Outstanding                          --                --
------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

116

                                                                                                          INTERNATIONAL FIXED
                                       HIGH YIELD PORTFOLIO    INTERMEDIATE DURATION PORTFOLIO               INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                    YEAR         SIX MONTHS         YEAR           SIX MONTHS         YEAR         SIX MONTHS
                                    ENDED          ENDED            ENDED            ENDED            ENDED          ENDED
                                SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                      2001            2002            2001              2002            2001            2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
 Net Investment Income          $     105,127    $   33,841     $       4,217      $    1,842     $       3,096    $    1,921
 Realized Net Gain (Loss)             (13,978)      (22,477)            2,056           1,117            (8,789)       (3,180)
 Change in Unrealized
 Appreciation (Depreciation)         (239,424)        1,552             3,249          (2,542)            8,482        (3,330)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                          (148,275)       12,916             9,522             417             2,789        (4,589)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS  -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income               (112,264)      (39,103)           (2,299)         (1,401)               --            --
 In Excess of Net Investment
 Income                                    --            --                --              --            (2,342)           --
INVESTMENT CLASS:
 Net Investment Income                 (1,242)         (648)           (1,896)         (1,035)               --            --
ADVISER CLASS:
 Net Investment Income                 (3,877)       (7,020)               --              --                --            --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions               (117,383)      (46,771)           (4,195)         (2,436)           (2,342)           --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                               500,807       152,470            14,183           8,631            39,463        15,898
 In Lieu of Cash
 Distributions                         89,043        30,606             2,294           1,210             1,908            --
 Redeemed                            (607,469)     (248,163)           (6,300)         (4,449)          (76,911)      (19,051)
INVESTMENT CLASS:
 Issued                                 7,051         1,670            15,516          16,685                --            --
 In Lieu of Cash
 Distributions                          1,161           456             1,896             867                --            --
 Redeemed                              (5,453)       (1,892)          (12,372)         (3,016)               --            --
ADVISER CLASS:
 Issued                               125,589        38,062                --              --                --            --
 In Lieu of Cash
 Distributions                          3,646         6,912                --              --                --            --
 Redeemed                             (41,960)      (23,732)               --              --                --            --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 from Capital Share
 Transactions                          72,415       (43,611)           15,217          19,928           (35,540)       (3,153)
---------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)           (193,243)      (77,466)           20,544          17,909           (35,093)       (7,742)
NET ASSETS:
 Beginning of Period                  881,439       688,196            65,364          85,908           112,456        77,363
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                   $     688,196    $  610,730     $      85,908      $  103,817     $      77,363    $   69,621
---------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
 investment income included
 in end of period net assets    $      26,273    $   13,343     $         264      $     (330)    $      (8,802)   $   (6,881)
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                             117
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                                                                                          INTERNATIONAL FIXED
                                       HIGH YIELD PORTFOLIO    INTERMEDIATE DURATION PORTFOLIO               INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                    YEAR         SIX MONTHS         YEAR           SIX MONTHS         YEAR         SIX MONTHS
                                    ENDED          ENDED            ENDED            ENDED            ENDED          ENDED
                                SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                      2001            2002            2001              2002            2001            2002
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and
 Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                         71,129        27,954             1,401             833             4,517         1,846
 In Lieu of Cash
 Distributions                         13,130         5,472               229             118               214            --
 Shares Redeemed                      (90,721)      (44,783)             (625)           (432)           (8,758)       (2,262)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Institutional Class Shares
 Outstanding                           (6,462)      (11,357)            1,005             519            (4,027)         (416)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                            999           298             1,568           1,624                --            --
 In Lieu of Cash
 Distributions                            170            81               190              85                --            --
 Shares Redeemed                         (789)         (331)           (1,232)           (291)               --            --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Investment Class Shares
 Outstanding                              380            48               526           1,418                --            --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                         19,445         6,787                --              --                --            --
 In Lieu of Cash
 Distributions                            550         1,241                --              --                --            --
 Shares Redeemed                       (6,216)       (4,203)               --              --                --            --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Adviser Class Shares
 Outstanding                           13,779         3,825                --              --                --            --
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

118

                                                                 LIMITED DURATION PORTFOLIO            MUNICIPAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR         SIX MONTHS        YEAR         SIX MONTHS
                                                                    ENDED          ENDED           ENDED          ENDED
                                                                SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                                                      2001            2002           2001            2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $      10,845    $    4,894    $       5,554    $    3,474
 Realized Net Gain (Loss)                                                 925         2,344            1,099         3,968
 Change in Unrealized Appreciation (Depreciation)                       6,876        (3,994)           6,895        (5,755)
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                            18,646         3,244           13,548         1,687
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                                                (10,849)       (6,299)          (5,588)       (3,880)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                                91,281       106,471           65,374        40,690
 In Lieu of Cash Distributions                                         10,028         5,309            3,813         2,457
 Redeemed                                                             (62,524)      (63,809)         (27,860)      (16,556)
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions               38,785        47,971           41,327        26,591
------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                             46,582        44,916           49,287        24,398
NET ASSETS:
 Beginning of Period                                                  177,776       224,358          115,217       164,504
------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $     224,358    $  269,274    $     164,504    $  188,902
------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income included in end of
 period net assets                                              $         717    $     (688)   $          69    $     (337)
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                          9,218        10,087            5,493         3,362
 In Lieu of Cash Distributions                                            967           504              321           204
 Shares Redeemed                                                       (6,476)       (6,028)          (2,341)       (1,371)
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                            3,709         4,563            3,473         2,195
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

                                                                             119
2002 SEMI-ANNUAL REPORT
March 31, 2002

                                                                         BALANCED PORTFOLIO    MULTI-ASSET-CLASS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR         SIX MONTHS        YEAR         SIX MONTHS
                                                                    ENDED          ENDED           ENDED          ENDED
                                                                SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                                                      2001            2002           2001            2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $      14,633    $    5,048    $       4,788    $    1,349
 Realized Net Gain (Loss)                                             (41,253)      (12,018)         (23,108)       (1,647)
 Change in Unrealized Appreciation (Depreciation)                     (45,071)       28,996          (10,574)        5,738
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                           (71,691)       22,026          (28,894)        5,440
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS -- NOTE A10
INSTITUTIONAL CLASS:
 Net Investment Income                                                (13,709)       (6,480)          (1,037)         (520)
 In Excess of Net Investment Income                                        --            --             (348)           --
 In Excess of Realized Net Gain                                       (23,495)           --          (11,659)           --
INVESTMENT CLASS:
 Net Investment Income                                                   (207)          (98)             (31)          (18)
 In Excess of Net Investment Income                                        --            --              (10)           --
 In Excess of Realized Net Gain                                          (402)           --             (364)           --
ADVISER CLASS:
 Net Investment Income                                                 (1,125)         (863)              --            --
 In Excess of Realized Net Gain                                        (1,744)           --               --            --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                  (40,682)       (7,441)         (13,449)         (538)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                                76,455        25,036           48,522         3,821
 In Lieu of Cash Distributions                                         37,197         6,477           12,510           318
 Redeemed                                                            (119,906)      (41,503)         (40,576)      (12,266)
INVESTMENT CLASS:
 Issued                                                                   774           320              114            80
 In Lieu of Cash Distributions                                            609            98              405            18
 Redeemed                                                              (1,548)         (282)            (164)          (75)
ADVISER CLASS:
 Issued                                                                36,881        12,688               --            --
 In Lieu of Cash Distributions                                          2,868           863               --            --
 Redeemed                                                              (6,926)       (4,898)              --            --
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions               26,404        (1,201)          20,811        (8,104)
------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                            (85,969)       13,384          (21,532)       (3,202)
NET ASSETS:
 Beginning of Period                                                  547,091       461,122          148,999       127,467
------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $     461,122    $  474,506    $     127,467    $  124,265
------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income included in end of
 period net assets                                              $       4,085    $    1,692    $        (318)   $      493
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

120

                                                                         BALANCED PORTFOLIO    MULTI-ASSET-CLASS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR         SIX MONTHS        YEAR         SIX MONTHS
                                                                    ENDED          ENDED           ENDED          ENDED
                                                                SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
(IN THOUSANDS)                                                      2001            2002           2001            2002
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                          6,511         3,098            4,346           418
 In Lieu of Cash Distributions                                          3,161           594            1,248            35
 Shares Redeemed                                                       (9,924)       (4,608)          (4,081)       (1,330)
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                             (252)         (916)           1,513          (877)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                                             66            32               10             9
 In Lieu of Cash Distributions                                             52             9               41             2
 Shares Redeemed                                                         (130)          (26)             (16)           (8)
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                              (12)           15               35             3
------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                                          3,223         1,160               --            --
 In Lieu of Cash Distributions                                            245            79               --            --
 Shares Redeemed                                                         (605)         (450)              --            --
------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares Outstanding            2,863           789               --            --
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                             121
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
CORE PLUS FIXED INCOME PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                     YEAR ENDED SEPTEMBER 30,                      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       1997         1998         1999         2000         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    11.83   $    12.22   $    12.22   $    11.26   $    11.25   $    11.84
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.80+        0.78+        0.77+        0.77+        0.75         0.29
  Net Realized and Unrealized Gain (Loss) on
  Investments                                           0.50         0.14        (0.72)       (0.02)        0.62        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    1.30         0.92         0.05         0.75         1.37         0.19
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                (0.78)       (0.75)       (0.71)       (0.76)       (0.78)       (0.40)
  Realized Net Gain                                    (0.13)       (0.17)          --           --           --           --
  In Excess of Realized Net Gain                          --           --        (0.30)          --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (0.91)       (0.92)       (1.01)       (0.76)       (0.78)       (0.40)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    12.22   $    12.22   $    11.26   $    11.25   $    11.84   $    11.63
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          11.47%        7.90%        0.33%        7.02%       12.74%        1.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)             $3,219,987   $4,625,015   $4,338,939   $4,087,553   $4,142,009   $3,735,524
Ratio of Expenses to Average Net Assets(1)             0.49%        0.48%        0.48%        0.48%        0.48%        0.51%*
Ratio of Net Investment Income to Average Net
Assets                                                 6.73%        6.49%        6.62%        7.03%        6.46%        4.90%*
Portfolio Turnover Rate                                 179%         121%         103%          62%         111%          37%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                      0.48%        0.47%        0.47%        0.47%        0.47%        0.51%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                      OCTOBER 15, 1996**                                           SIX MONTHS
                                                              TO                                                     ENDED
                                                        SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,          MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1997           1998      1999      2000      2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     11.80       $ 12.22   $ 12.22   $ 11.27   $ 11.25   $    11.84
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.75+         0.76+     0.76+     0.76+     0.72         0.30
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                   0.40          0.14     (0.72)    (0.03)     0.64        (0.12)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            1.15          0.90      0.04      0.73      1.36         0.18
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (0.60)        (0.73)    (0.69)    (0.75)    (0.77)       (0.40)
  Realized Net Gain                                            (0.13)        (0.17)       --        --        --           --
  In Excess of Realized Net Gain                                  --            --     (0.30)       --        --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.73)        (0.90)    (0.99)    (0.75)    (0.77)       (0.40)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $     12.22       $ 12.22   $ 11.27   $ 11.25   $ 11.84   $    11.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  10.07%         7.72%     0.24%     6.84%    12.59%        1.51%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                    $     9,527       $48,944   $39,165   $63,944   $74,905   $   75,705
Ratio of Expenses to Average Net Assets(2)                     0.66%*        0.63%     0.63%     0.63%     0.63%        0.66%*
Ratio of Net Investment Income to Average Net Assets           6.57%*        6.31%     6.50%     6.89%     6.28%        4.76%*
Portfolio Turnover Rate                                         179%          121%      103%       62%      111%          37%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                         0.12%*          N/A       N/A       N/A       N/A          N/A
  Ratio Including Expense Offsets                              0.65%*        0.62%     0.62%     0.62%     0.62%        0.66%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
CORE PLUS FIXED INCOME PORTFOLIO

122

Adviser Class

                                                        NOVEMBER 7,
                                                          1996***                                                  SIX MONTHS
                                                            TO                                                       ENDED
                                                       SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,            MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             1997          1998       1999       2000       2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     12.04    $  12.22   $  12.23   $  11.26   $  11.24   $    11.83
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.70+       0.75+      0.74+      0.75+      0.71         0.28
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                  0.20        0.14      (0.72)     (0.02)      0.63        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.90        0.89       0.02       0.73       1.34         0.18
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (0.59)      (0.71)     (0.69)     (0.75)     (0.75)       (0.39)
  Realized Net Gain                                           (0.13)      (0.17)        --         --         --           --
  In Excess of Realized Net Gain                                 --          --      (0.30)        --         --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.72)      (0.88)     (0.99)     (0.75)     (0.75)       (0.39)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $     12.22    $  12.23   $  11.26   $  11.24   $  11.83   $    11.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  7.79%       7.63%      0.07%      6.79%     12.43%        1.44%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $    76,683    $131,303   $141,709   $144,754   $176,849   $  177,051
Ratio of Expenses to Average Net Assets(1)                    0.77%*      0.73%      0.73%      0.73%      0.73%        0.76%*
Ratio of Net Investment Income to Average Net Assets          6.50%*      6.22%      6.38%      6.78%      6.20%        4.65%*
Portfolio Turnover Rate                                        179%        121%       103%        62%       111%          37%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                        0.01%*        N/A        N/A        N/A        N/A          N/A
  Ratio Including Expense Offsets                             0.76%*      0.72%      0.72%      0.72%      0.72%        0.76%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
*** Initial offering of Adviser Class shares
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                                                             123
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
SPECIAL PURPOSE PORTFOLIO
Institutional Class

                                                                                                                  SIX MONTHS
                                                                                                                    ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1997       1998       1999       2000       2001        2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  12.26   $  12.58   $  12.33   $  11.32   $  11.31   $    11.89
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.85+      0.84       0.78       0.81       0.82         0.32
  Net Realized and Unrealized Gain (Loss) on Investments       0.52       0.03      (0.69)     (0.06)      0.60        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.37       0.87       0.09       0.75       1.42         0.16
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (0.87)     (0.85)     (0.73)     (0.76)     (0.84)       (0.45)
  Realized Net Gain                                           (0.18)     (0.27)     (0.04)        --         --           --
  In Excess of Realized Net Gain                                 --         --      (0.33)        --         --           --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.05)     (1.12)     (1.10)     (0.76)     (0.84)       (0.45)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  12.58   $  12.33   $  11.32   $  11.31   $  11.89   $    11.60
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 11.78%      7.31%      0.71%      6.99%     13.04%        1.34%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                      $492,784   $552,269   $459,674   $429,327   $295,858   $  268,236
Ratio of Expenses to Average Net Assets(1)                    0.49%      0.49%      0.49%      0.49%      0.50%        0.52%*
Ratio of Net Investment Income to Average Net Assets          6.88%      6.89%      6.46%      7.13%      6.55%        5.38%*
Portfolio Turnover Rate                                        198%       105%       124%        53%       103%          37%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                             0.48%      0.48%      0.48%      0.48%      0.49%        0.52%*
--------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
* Annualized

    The accompanying notes are an integral part of the financial statements.

124

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Institutional Class

                                                                                                                  SIX MONTHS
                                                                                                                    ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1997       1998       1999       2000       2001        2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  11.23   $  11.46   $  11.69   $  10.74   $  10.67   $    11.32
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                 0.74       0.61       0.69       0.78       0.68         0.30
  Net Realized and Unrealized Gain (Loss) on Investments       0.39       0.40      (0.75)     (0.12)      0.70        (0.10)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.13       1.01      (0.06)      0.66       1.38         0.20
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (0.79)     (0.66)     (0.63)     (0.73)     (0.73)       (0.38)
  Realized Net Gain                                           (0.11)     (0.12)        --         --         --           --
  In Excess of Realized Net Gain                                 --         --      (0.26)        --         --           --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.90)     (0.78)     (0.89)     (0.73)     (0.73)       (0.38)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  11.46   $  11.69   $  10.74   $  10.67   $  11.32   $    11.14
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 10.58%      9.23%      (0.57)%    6.48%     13.45%        1.68%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                      $226,662   $443,923   $384,893   $279,141   $278,657   $  290,460
Ratio of Expenses to Average Net Assets(1)                    0.50%      0.50%      0.48%      0.49%      0.50%        0.52%*
Ratio of Net Investment Income to Average Net Assets          6.54%      6.19%      6.20%      6.99%      6.19%        5.33%*
Portfolio Turnover Rate                                        182%        92%       106%        43%        89%          30%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                             0.49%      0.49%      0.47%      0.48%      0.50%        0.52%*
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             125
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
U.S. CORE FIXED INCOME
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                           YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1997      1998       1999       2000       2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.89   $ 11.27   $  11.40   $  10.55   $  10.46   $    11.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.74      0.73       0.71       0.71+      0.65+        0.21
  Net Realized and Unrealized Gain (Loss) on Investments         0.33      0.32      (0.83)     (0.12)      0.73        (0.04)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.07      1.05      (0.12)      0.59       1.38         0.17
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.67)    (0.79)     (0.52)     (0.68)     (0.69)       (0.32)
  Realized Net Gain                                             (0.02)    (0.13)        --         --         --           --
  In Excess of Realized Net Gain                                   --        --      (0.21)        --         --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.69)    (0.92)     (0.73)     (0.68)     (0.69)       (0.32)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.27   $ 11.40   $  10.55   $  10.46   $  11.15   $    11.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   10.20%     9.83%    (1.12)%      5.88%     13.68%        1.54%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $96,954   $76,042   $189,860   $181,884   $195,467   $  257,194
Ratio of Expenses to Average Net Assets(1)                      0.51%     0.51%      0.51%      0.51%      0.51%        0.50%*
Ratio of Net Investment Income to Average Net Assets            6.48%     6.32%      6.09%      6.86%      6.04%        3.98%*
Portfolio Turnover Rate                                          217%      145%       115%        51%        86%          34%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.01%     0.01%        N/A      0.01%        N/A        0.07%*
  Ratio Including Expense Offsets                               0.50%     0.50%      0.49%      0.50%      0.50%        0.50%*
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                                MARCH 1,
                                                                 1999**                            SIX MONTHS
                                                                   TO                YEAR ENDED         ENDED
                                                              SEPTEMBER 30,       SEPTEMBER 30,     MARCH 31,
                                                                  1999          2000      2001           2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.85    $10.53    $10.43    $    11.10
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.39      0.68+     0.62+         0.21
  Net Realized and Unrealized Gain (Loss) on Investments              (0.43)    (0.11)     0.72         (0.04)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (0.04)     0.57      1.34          0.17
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                               (0.28)    (0.67)    (0.67)        (0.31)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $10.53    $10.43    $11.10    $    10.96
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (0.40)%     5.68%    13.29%         1.44%
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                $1,192    $1,625    $4,635    $    5,726
Ratio of Expenses to Average Net Assets(2)                            0.75%*    0.76%     0.75%         0.75%*
Ratio of Net Investment Income to Average Net Assets                  6.73%*    6.61%     5.72%         3.73%*
Portfolio Turnover Rate                                                115%       51%       86%           34%
-----------------------------------------------------------------------------------------------------------------
(2)SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                N/A     0.01%       N/A         0.06%*
  Ratio Including Expense Offsets                                     0.74%*    0.75%     0.75%         0.75%*
-----------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial Offering of Adviser Class Shares
+  Per share amount is based on average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

126

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
CASH RESERVES PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                1997       1998       1999       2000       2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.052      0.053      0.048      0.058      0.049        0.010
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (0.052)    (0.053)    (0.048)    (0.058)    (0.049)      (0.010)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   5.32%      5.47%      4.93%      5.91%      5.03%        0.97%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $98,464   $168,228   $156,510   $115,513   $132,901   $  136,504
Ratio of Expenses to Average Net Assets (1)                    0.33%      0.32%      0.33%      0.37%      0.39%        0.33%*
Ratio of Net Investment Income to Average Net Assets           5.20%      5.33%      4.77%      5.72%      4.86%        1.97%*
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver       0.07%      0.05%      0.04%      0.05%      0.06%        0.07%*
  Ratio Including Expense Offsets                              0.32%      0.32%      0.32%      0.32%      0.32%        0.32%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              AUGUST 16, 1999**                         SIX MONTHS
                                                                     TO                   YEAR ENDED         ENDED
                                                                SEPTEMBER 30,          SEPTEMBER 30,     MARCH 31,
                                                                    1999            2000      2001            2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           1.000    $1.000    $ 1.000    $    1.000
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.006     0.056      0.048         0.010
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                  (0.006)   (0.056)    (0.048)       (0.010)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $           1.000    $1.000    $ 1.000    $    1.000
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              0.60%     5.75%      4.88%         0.91%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $             919    $1,977    $16,100    $    4,246
Ratio of Expenses to Average Net Assets(1)                                0.48%*    0.52%      0.54%         0.48%*
Ratio of Net Investment Income to Average Net Assets                      4.83%*    5.74%      4.58%         1.82%*
----------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver                  0.04%*    0.07%      0.05%         0.07%*
  Ratio Including Expense Offsets                                         0.47%*    0.47%      0.47%         0.47%*
----------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares

    The accompanying notes are an integral part of the financial statements.

                                                                             127
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
GLOBAL FIXED INCOME PORTFOLIO
Institutional Class

                                                                                                                SIX MONTHS
                                                                                                                     ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1997      1998      1999      2000      2001           2002
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.01   $ 10.64   $ 11.03   $ 10.42   $  9.23   $     9.34
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.60+     0.55      0.51      0.53      0.49         0.21
  Net Realized and Unrealized Gain (Loss) on Investments        (0.22)     0.38     (0.49)    (1.06)    (0.01)       (0.47)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.38      0.93      0.02     (0.53)     0.48        (0.26)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.59)    (0.39)    (0.44)    (0.11)       --           --
  In Excess of Net Investment Income                               --        --        --     (0.27)    (0.37)          --
  Realized Net Gain                                             (0.16)    (0.15)    (0.19)       --        --           --
  In Excess of Realized Net Gain                                   --        --        --     (0.28)       --           --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.75)    (0.54)    (0.63)    (0.66)    (0.37)          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.64   $ 11.03   $ 10.42   $  9.23   $  9.34   $     9.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    3.53%     9.18%   (0.05)%   (5.39)%     5.26%      (2.78)%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $77,493   $71,834   $64,059   $34,827   $36,143   $   32,157
Ratio of Expenses to Average Net Assets(1)                      0.57%     0.56%     0.54%     0.62%     0.61%        0.68%*
Ratio of Net Investment Income to Average Net Assets            5.65%     5.11%     4.83%     4.87%     5.16%        4.80%*
Portfolio Turnover Rate                                          137%       88%       56%       54%       49%          26%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  Average Net Assets:
  Ratio Including Expense Offsets                               0.57%     0.56%     0.53%     0.60%     0.60%        0.67%*
------------------------------------------------------------------------------------------------------------------------------

+ Per Share amount is based on average shares outstanding.
* Annualized

    The accompanying notes are an integral part of the financial statements.

128

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
HIGH YIELD PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             1997        1998        1999        2000        2001          2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.32    $  10.15    $   8.99    $   8.77    $   7.86 $      5.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                      0.86+       0.85+       0.86+       0.89+       0.78+        0.33
  Net Realized and Unrealized Gain (Loss) on
    Investments                                              0.87       (0.93)      (0.10)      (0.88)      (1.95)       (0.23)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         1.73       (0.08)       0.76        0.01       (1.17)        0.10
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                     (0.87)      (0.82)      (0.79)      (0.92)      (0.94)       (0.41)
  Realized Net Gain                                         (0.03)      (0.26)      (0.04)         --          --          --
  In Excess of Realized Net Gain                               --          --       (0.15)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (0.90)      (1.08)      (0.98)      (0.92)      (0.94)       (0.41)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.15    $   8.99    $   8.77    $   7.86    $   5.75 $      5.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               19.90%       (1.17)%     8.81%       (0.22)%    (16.27)%       1.71%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                    $523,899    $703,110    $937,482    $848,507    $583,110 $   490,246
Ratio of Expenses to Average Net Assets(1)                  0.51%       0.50%       0.49%       0.56%       0.57%       0.63%*
Ratio of Net Investment Income to Average Net Assets        9.05%       8.74%       9.61%      10.50%      11.44%      10.42%*
Portfolio Turnover Rate                                       96%         75%         45%         55%         67%         20%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                           0.50%       0.48%       0.48%       0.55%       0.56%       0.62%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                                                                 SIX MONTHS
                                                                                                                      ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
                                                               1997       1998       1999      2000       2001         2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  9.31    $ 10.16    $ 9.00    $  8.78    $ 7.87 $      5.75
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.84+      0.83+     0.85+      0.88+     0.77+        0.31
  Net Realized and Unrealized Gain (Loss) on Investments         0.88      (0.93)    (0.10)     (0.89)    (1.96)       (0.20)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.72      (0.10)     0.75      (0.01)    (1.19)        0.11
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.84)     (0.80)    (0.78)     (0.90)    (0.93)       (0.41)
  Realized Net Gain                                             (0.03)     (0.26)    (0.04)        --        --          --
  In Excess of Realized Net Gain                                   --         --     (0.15)        --        --          --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.87)     (1.06)    (0.97)     (0.90)    (0.93)       (0.41)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.16    $  9.00    $ 8.78    $  7.87    $ 5.75 $      5.45
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   19.77%      (1.37)%   8.67%      (0.40)%  (16.42)%       1.76%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $10,916    $11,262    $7,041    $10,151    $9,603 $     9,359
Ratio of Expenses to Average Net Assets(2)                      0.70%      0.65%     0.64%      0.71%     0.72%       0.78%*
Ratio of Net Investment Income to Average Net Assets            8.84%      8.58%     9.50%     10.43%    11.32%      10.27%*
Portfolio Turnover Rate                                           96%        75%       45%        55%       67%         20%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.22%        N/A       N/A        N/A       N/A         N/A
  Ratio Including Expense Offsets                               0.69%      0.63%     0.63%      0.70%     0.71%       0.77%*
-------------------------------------------------------------------------------------------------------------------------------

*  Annualized
+  Per share amount is based on average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

                                                                             129
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
HIGH YIELD PORTFOLIO
Adviser Class

                                                         JANUARY 31,                                               SIX MONTHS
                                                          1997** TO                                                     ENDED
                                                        SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,           MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              1997          1998       1999       2000       2001          2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $        9.39    $ 10.15    $  8.99    $  8.76    $  7.85 $      5.72
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.56+      0.83+      0.84+      0.87+      0.72+        0.30
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                  0.59      (0.93)     (0.11)     (0.88)     (1.92)       (0.20)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.15      (0.10)      0.73      (0.01)     (1.20)        0.10
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.39)     (0.80)     (0.77)     (0.90)     (0.93)       (0.40)
  Realized Net Gain                                                --      (0.26)     (0.04)        --         --          --
  In Excess of Realized Net Gain                                   --         --      (0.15)        --         --          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.39)     (1.06)     (0.96)     (0.90)     (0.93)       (0.40)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $       10.15    $  8.99    $  8.76    $  7.85    $  5.72 $      5.42
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   12.63%      (1.37)%    8.44%      (0.42)%   (16.62)%       1.74%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $       4,327    $10,236    $13,701    $22,781    $95,483 $   111,125
Ratio of Expenses to Average Net Assets(1)                      0.78%*     0.75%      0.74%      0.81%      0.83%       0.88%*
Ratio of Net Investment Income to Average Net Assets            8.68%*     8.55%      9.29%     10.34%     11.03%      10.17%*
Portfolio Turnover Rate                                           96%        75%        45%        55%        67%         20%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.76%*     0.73%      0.73%      0.80%      0.82%       0.88%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Adviser Class shares
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

130

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
INTERMEDIATE DURATION PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               1997        1998       1999       2000       2001        2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.28    $  10.48    $ 10.68    $  9.77    $  9.67   $    10.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                         0.61+       0.58       0.72       0.67+      0.57         0.20+
 Net Realized and Unrealized Gain (Loss) on Investments        0.27        0.28      (0.65)     (0.19)      0.69        (0.14)
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            0.88        0.86       0.07       0.48       1.26         0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                        (0.53)      (0.56)     (0.76)     (0.58)     (0.56)       (0.27)
 Realized Net Gain                                            (0.15)      (0.10)        --         --         --           --
 In Excess of Realized Net Gain                                  --          --      (0.22)        --         --           --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (0.68)      (0.66)     (0.98)     (0.58)     (0.56)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $ 10.48    $  10.68    $  9.77    $  9.67    $ 10.37   $    10.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  8.93%       8.57%      0.64%      5.84%     13.42%        0.58%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $72,119    $116,891    $50,513    $37,686    $50,814   $   55,079
Ratio of Expenses to Average Net Assets(1)                    0.55%       0.52%      0.49%      0.54%      0.54%        0.63%*
Ratio of Net Investment Income to Average Net Assets          5.93%       5.84%      6.20%      6.95%      5.62%        3.96%*
Portfolio Turnover Rate                                        204%        131%        97%        76%        59%          32%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
 Reduction in Ratio due to Expense Reimbursement/Waiver       0.05%         N/A        N/A        N/A        N/A          N/A
 Ratio Including Expense Offsets                              0.52%       0.51%      0.48%      0.53%      0.54%        0.63%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              AUGUST 16, 1999**                          SIX MONTHS
                                                                             TO        YEAR ENDED          ENDED
                                                                  SEPTEMBER 30,      SEPTEMBER 30,       MARCH 31,
                                                                           1999     2000       2001         2002
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $            9.76    $  9.77    $  9.66    $    10.35
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                                     0.11       0.65+      0.54          0.19+
 Net Realized and Unrealized Gain (Loss) on Investments                    0.04      (0.23)      0.70         (0.13)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                        0.15       0.42       1.24          0.06
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                                    (0.14)     (0.53)     (0.55)        (0.27)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $            9.77    $  9.66    $ 10.35    $    10.14
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.49%      5.68%     13.24%         0.47%
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $           9,304    $27,678    $35,094    $   48,738
Ratio of Expenses to Average Net Assets(2)                                0.64%*     0.69%      0.69%         0.79%*
Ratio of Net Investment Income to Average Net Assets                      8.99%*     6.81%      5.47%         3.81%*
Portfolio Turnover Rate                                                     97%        76%        59%           32%
-----------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
 Ratio Including Expense Offsets                                          0.63%*     0.68%      0.69%         0.79%*
-----------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amount is based on average shares outstanding.
    The accompanying notes are an integral part of the financial statements.

                                                                             131
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
INTERNATIONAL FIXED INCOME PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1997       1998       1999       2000      2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.77   $  10.19   $  10.75   $  10.12   $  8.88    $  8.96
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.50       0.45       0.34       0.35      0.28+      0.18
  Net Realized and Unrealized Gain (Loss) on Investments        (0.44)      0.56      (0.41)     (1.15)     0.04      (0.66)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.06       1.01      (0.07)     (0.80)     0.32      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.38)     (0.36)     (0.28)        --        --         --
  In Excess of Net Investment Income                               --         --      (0.06)     (0.27)    (0.24)        --
  Realized Net Gain                                             (0.26)     (0.09)     (0.22)     (0.04)       --         --
  In Excess of Realized Net Gain                                   --         --         --      (0.13)       --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.64)     (0.45)     (0.56)     (0.44)    (0.24)        --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  10.19   $  10.75   $  10.12   $   8.88   $  8.96    $  8.48
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.44%     10.38%    (0.93)%    (8.23)%     3.63%    (5.36)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $152,752   $150,313   $125,981   $112,456   $77,363    $69,621
Ratio of Expenses to Average Net Assets(1)                      0.53%      0.52%      0.52%      0.56%     0.55%      0.66%*
Ratio of Net Investment Income to Average Net Assets            5.27%      4.59%      3.68%      3.76%     3.31%      4.91%*
Portfolio Turnover Rate                                          107%        75%        64%        91%       71%        20%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.53%      0.52%      0.52%      0.55%     0.55%      0.66%*
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

132

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
LIMITED DURATION PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                        YEAR ENDED SEPTEMBER 30,                    MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            1997        1998        1999        2000        2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.38    $  10.49    $  10.54    $  10.18    $  10.17    $ 10.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.62        0.59        0.68        0.60        0.59       0.22
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               0.08        0.03       (0.31)      (0.03)       0.42      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        0.70        0.62        0.37        0.57        1.01       0.14
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                    (0.59)      (0.57)      (0.73)      (0.58)      (0.59)     (0.28)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $  10.49    $  10.54    $  10.18    $  10.17    $  10.59    $ 10.45
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               6.98%       6.13%       3.61%       6.37%      10.23%      1.37%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $155,570    $252,711    $161,538    $177,776    $224,358    $269,274
Ratio of Expenses to Average Net Assets(1)                 0.43%       0.42%       0.41%       0.42%       0.43%      0.44%*
Ratio of Net Investment Income to Average Net Assets       6.15%       5.89%       6.16%       6.61%       5.67%      4.13%*
Portfolio Turnover Rate                                     130%        107%        102%         57%         59%        38%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                     0.00%#        N/A         N/A         N/A         N/A        N/A
  Ratio Including Expense Offsets                          0.42%       0.41%       0.41%       0.41%       0.43%      0.44%*
---------------------------------------------------------------------------------------------------------------------------------

# Amount is less than 0.01%
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             133
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)

MUNICIPAL PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                           YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1997      1998       1999       2000       2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.23   $ 11.64   $  11.96   $  11.39   $  11.43    $ 12.14
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.53      0.54       0.55       0.62       0.48       0.24
  Net Realized and Unrealized Gain (Loss) on Investments         0.40      0.28      (0.53)      0.10       0.72      (0.11)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.93      0.82       0.02       0.72       1.20       0.13
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                         (0.52)    (0.50)     (0.59)     (0.62)     (0.49)     (0.27)
  In Excess of Realized Net Gain                                   --        --         --      (0.06)        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.52)    (0.50)     (0.59)     (0.68)     (0.49)     (0.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.64   $ 11.96   $  11.39   $  11.43   $  12.14    $ 12.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    8.47%     7.20%      0.11%      6.66%     10.69%      1.07%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $75,120   $82,282   $121,917   $115,217   $164,504    $188,902
Ratio of Expenses to Average Net Assets(1)                      0.51%     0.52%      0.51%      0.51%      0.51%      0.50%*
Ratio of Net Investment Income to Average Net Assets            4.70%     4.58%      4.72%      5.51%      4.03%      3.99%*
Portfolio Turnover Rate                                           54%      140%        88%        82%        70%        26%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.05%     0.04%      0.09%      0.01%      0.01%      0.03%*
  Ratio Including Expense Offsets                               0.50%     0.50%      0.50%      0.50%      0.50%      0.50%*
---------------------------------------------------------------------------------------------------------------------------------

* Annualized

    The accompanying notes are an integral part of the financial statements.

134

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
BALANCED PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                1997       1998       1999       2000       2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  13.81   $  15.30   $  13.46   $  13.83   $  13.37    $ 10.60
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.51       0.48+      0.45+      0.44+      0.35+      0.12
  Net Realized and Unrealized Gain (Loss) on Investments        2.91      (0.11)      1.71       1.45      (2.07)      0.39
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            3.42       0.37       2.16       1.89      (1.72)      0.51
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (0.54)     (0.49)     (0.43)     (0.46)     (0.38)     (0.18)
  Realized Net Gain                                            (1.39)     (1.72)     (1.36)     (1.89)        --         --
  In Excess of Realized Net Gain                                  --         --         --         --      (0.67)        --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (1.93)     (2.21)     (1.79)     (2.35)     (1.05)     (0.18)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  15.30   $  13.46   $  13.83   $  13.37   $  10.60    $ 10.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  27.44%      2.85%     16.99%     14.75%   (13.51)%      4.78%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $343,284   $382,339   $341,886   $505,078   $397,666    $400,291
Ratio of Expenses to Average Net Assets(1)                     0.58%      0.59%      0.58%      0.58%      0.58%      0.63%*
Ratio of Net Investment Income to Average Net Assets           3.56%      3.36%      3.21%      3.29%      2.98%      2.17%*
Portfolio Turnover Rate                                         145%       100%       111%       162%       157%        49%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                              0.56%      0.57%      0.57%      0.57%      0.57%      0.63%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                      APRIL 4, 1997**                                              SIX MONTHS
                                                                   TO                                                   ENDED
                                                        SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,            MARCH 31,
                                                                 1997    1998      1999       2000       2001            2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $         13.11   $15.30   $  13.45   $  13.82   $   13.37     $10.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.30     0.46+      0.42+      0.42+       0.34+     0.11
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                    2.09    (0.13)      1.72       1.45       (2.08)     0.35
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             2.39     0.33       2.14       1.87       (1.74)     0.46
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (0.20)   (0.46)     (0.41)     (0.43)      (0.35)    (0.17)
  Realized Net Gain                                                --    (1.72)     (1.36)     (1.89)         --        --
  In Excess of Realized Net Gain                                   --       --         --         --       (0.67)       --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.20)   (2.18)     (1.77)     (2.32)      (1.02)    (0.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $         15.30   $13.45   $  13.82   $  13.37   $   10.61     $10.90
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   18.40%    2.56%     16.84%     14.59%    (13.65)%     4.31%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $         3,943   $  445   $    208   $  8,085   $   6,284     $6,620
Ratio of Expenses to Average Net Assets(2)                      0.73%*   0.74%      0.74%      0.73%       0.73%     0.78%*
Ratio of Net Investment Income to Average Net Assets            3.32%*   3.24%      3.03%      3.13%       2.83%     2.02%*
Portfolio Turnover Rate                                          145%     100%       111%       162%        157%       49%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.70%*   0.72%      0.72%      0.72%       0.72%     0.78%*
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
** Initial offering of Investment Class shares
+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                                                             135
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
BALANCED PORTFOLIO
Adviser Class

                                                   NOVEMBER 1, 1996***                                             SIX MONTHS
                                                                    TO                                                  ENDED
                                                         SEPTEMBER 30,          YEAR ENDED SEPTEMBER 30,            MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1997    1998      1999      2000       2001            2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $             14.05   $ 15.30   $ 13.43   $ 13.80   $   13.34   $    10.57
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.42      0.44+     0.42+     0.41+       0.33+        0.10
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                     2.60     (0.12)     1.71      1.44       (2.09)        0.40
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              3.02      0.32      2.13      1.85       (1.76)        0.50
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                          (0.38)    (0.47)    (0.40)    (0.42)      (0.34)       (0.16)
  Realized Net Gain                                              (1.39)    (1.72)    (1.36)    (1.89)         --           --
  In Excess of Realized Net Gain                                    --        --        --        --       (0.67)          --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.77)    (2.19)    (1.76)    (2.31)      (1.01)       (0.16)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $             15.30   $ 13.43   $ 13.80   $ 13.34   $   10.57   $    10.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    23.82%     2.49%    16.76%    14.46%    (13.79)%        4.73%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)              $            27,366   $24,654   $29,210   $33,928   $  57,172   $   67,595
Ratio of Expenses to Average Net Assets(1)                       0.85%*    0.84%     0.83%     0.83%       0.84%        0.89%*
Ratio of Net Investment Income to Average Net
Assets                                                           3.24%*    3.11%     2.97%     3.04%       2.77%        1.92%*
Portfolio Turnover Rate                                           145%      100%      111%      162%        157%          49%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                           0.03%*      N/A       N/A       N/A         N/A          N/A
  Ratio Including Expense Offsets                                0.84%*    0.82%     0.82%     0.82%       0.83%        0.89%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized
*** Initial offering of Adviser Class shares
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

136

Financial Highlights
(Amounts for the Six Months Ended March 31, 2002 are Unaudited)
MULTI-ASSET-CLASS PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                        ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                1997       1998       1999       2000       2001           2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  12.28   $  13.64   $  11.74   $  12.43   $  11.62   $     8.87
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                          0.38+      0.38+      0.37       0.36       0.33         0.10
 Net Realized and Unrealized Gain (Loss) on Investments         2.57      (0.45)      1.62       0.60      (2.24)        0.28
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             2.95      (0.07)      1.99       0.96      (1.91)        0.38
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                         (0.51)     (0.34)     (0.34)     (0.31)     (0.07)       (0.04)
 In Excess of Net Investment Income                               --         --         --      (0.10)     (0.02)          --
 Realized Net Gain                                             (1.08)     (1.49)     (0.96)     (1.36)        --           --
 In Excess of Realized Net Gain                                   --         --         --         --      (0.75)          --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (1.59)     (1.83)     (1.30)     (1.77)     (0.84)       (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  13.64   $  11.74   $  12.43   $  11.62   $   8.87   $     9.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  26.50%    (0.46)%     17.71%      7.74%   (17.23)%        4.16%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $173,155   $165,039   $152,862   $143,434   $122,912   $  119,514
Ratio of Expenses to Average Net Assets(1)                     0.74%      0.78%      0.78%      0.78%      0.79%        0.78%*
Ratio of Net Investment Income to Average Net Assets           3.07%      2.98%      2.86%      2.93%      3.02%        2.13%*
Portfolio Turnover Rate                                         141%       107%       101%       152%       149%          47%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
 Reduction in Ratio due to Expense Reimbursement/Waiver        0.08%      0.04%      0.02%      0.03%      0.04%        0.05%*
 Ratio Including Expense Offsets                               0.74%      0.78%      0.78%      0.78%      0.78%        0.78%*
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                                                                 SIX MONTHS
                                                                                                                      ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
                                                               1997      1998      1999      2000      2001            2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.27   $ 13.63   $ 11.74   $12.41   $   11.58   $     8.82
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                           0.36+     0.36+     0.35     0.33        0.29         0.09
 Net Realized and Unrealized Gain (Loss) on Investments          2.57     (0.45)     1.62     0.60       (2.21)        0.29
-------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                              2.93     (0.09)     1.97     0.93       (1.92)        0.38
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                          (0.49)    (0.31)    (0.34)   (0.30)      (0.07)       (0.04)
 In Excess of Net Investment Income                                --        --        --    (0.10)      (0.02)          --
 Realized Net Gain                                              (1.08)    (1.49)    (0.96)   (1.36)         --           --
 In Excess of Realized Net Gain                                    --        --        --       --       (0.75)          --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (1.57)    (1.80)    (1.30)   (1.76)      (0.84)       (0.04)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 13.63   $ 11.74   $ 12.41   $11.58   $    8.82   $     9.16
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   26.32%   (0.61)%    17.53%    7.54%    (17.42)%        4.25%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $ 5,075   $ 6,233   $ 7,246   $5,565   $   4,555   $    4,751
Ratio of Expenses to Average Net Assets(2)                      0.96%     0.93%     0.93%    0.93%       0.94%        0.93%*
Ratio of Net Investment Income to Average Net Assets            2.85%     2.86%     2.72%    2.77%       2.85%        1.98%*
Portfolio Turnover Rate                                          141%      107%      101%     152%        149%          47%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
 Reduction in Ratio due to Expense Reimbursement/Waiver         0.55%     0.04%     0.02%    0.03%       0.04%        0.05%*
 Ratio Including Expense Offsets                                0.96%     0.93%     0.93%    0.93%       0.93%        0.93%*
-------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             137
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Notes to Financial Statements (Unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2002, the Fund was comprised of twenty-four active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income (formerly Fixed Income), Special Purpose Fixed Income, Investment Grade Fixed Income (formerly Fixed Income II), U.S. Core Fixed Income (formerly Domestic Fixed Income), Cash Reserves, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal, Balanced and Multi-Asset-Class Portfolios (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional trading in similar securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, maturing in 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees, although the actual calculations may be done by others.

 2. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. Swap Agreements: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The following summarizes swaps entered into by the
    Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event

138

   affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset earmarking reaches certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Purchased Options: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into

                                                                             139
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

    these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2002, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid quarterly except for those of the Cash Reserves Portfolio which are declared daily and paid monthly and Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment LP ("MSI LP" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley & Co. for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2002, the investment advisory fees of each of the Portfolios were:

                                 ANNUAL        VOLUNTARY EXPENSE LIMITATIONS
                               INVESTMENT   ------------------------------------
                                ADVISORY    INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                         FEE           CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
Core Plus Fixed Income              0.375%             --%          --%       --%
Special Purpose Fixed Income        0.375              --           --        --
Investment Grade Fixed Income       0.375              --           --        --
U.S. Core Fixed Income              0.375            0.50           --      0.75
Cash Reserves                       0.250            0.32         0.47        --
Global Fixed Income                 0.375              --           --        --
High Yield                          0.450              --           --        --
Intermediate Duration               0.375              --           --        --
International Fixed Income          0.375              --           --        --
Limited Duration                    0.300              --           --        --
Municipal                           0.375            0.50           --        --
Balanced                            0.450              --           --        --
Multi-Asset-Class                   0.650            0.78         0.93      1.03

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATIVE FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P.

140

Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIF Trust Portfolios to the public.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.
The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. Expense offsets appearing in the Statement of Operations include custodian balance credits totaling $64,000 for the six months ended March 31, 2002.

F. TRUSTEES' FEES. The Fund pays each Trustee who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are interested persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 2002 by the Portfolios were $65,000.

G. PORTFOLIO INVESTMENT ACTIVITY.

 1. Purchases and Sales of Securities: For the six months ended March 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

                                                       (000)
                                             --------------------------
PORTFOLIO                                     PURCHASES        SALES
-----------------------------------------------------------------------
Core Plus Fixed Income                       $ 1,870,007    $ 2,387,790
Special Purpose Fixed Income                     125,831        182,657
Investment Grade Fixed Income                     98,989        124,985
U.S. Core Fixed Income                           119,240         79,925
Global Fixed Income                                8,683         10,235
High Yield                                       119,691        166,045
Intermediate Duration                             31,111         35,637
International Fixed Income                        22,265         12,034
Limited Duration                                  81,822         81,122
Municipal                                         80,146         54,133
Balanced                                         243,084        265,920
Multi-Asset-Class                                 54,201         64,090

 2. Federal Income Tax Cost and Unrealized Appreciation (Depreciation): At March 31, 2002, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                   (000)
                            ----------------------------------------------------
PORTFOLIO                      COST      APPRECIATION   DEPRECIATION      NET
--------------------------------------------------------------------------------
Core Plus Fixed Income      $5,906,902   $     50,174   $   (130,298)  $ (80,124)
Special Purpose Fixed
 Income                        394,170          4,313        (11,453)     (7,140)
Investment Grade Fixed
 Income                        406,173          3,665         (4,433)       (768)
U.S. Core Fixed Income         382,330          2,835         (3,327)       (492)
Cash Reserves                  141,013             --             --          --
Global Fixed Income             36,546            209         (3,013)     (2,804)
High Yield                   1,079,523         24,550       (395,469)   (370,919)
Intermediate Duration          132,191            990           (935)         55
International Fixed Income      73,342            161         (6,389)     (6,228)
Limited Duration               328,855          2,262         (1,150)      1,112
Municipal                      217,735          5,642         (2,605)      3,037
Balanced                       618,836         36,127        (19,326)     16,801
Multi-Asset-Class              124,610          9,043         (9,107)        (64)

                                                                             141
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

 3. Forward Foreign Currency Contracts: Under the terms of the forward foreign currency contracts open at March 31, 2002, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
Global Fixed Income
Purchases:             US$     371   DKK     3,180      4/30/02   US$    372   US$          1
                             1,170   EUR     1,350      4/30/02        1,174                4
                               303   EUR       350      4/30/02          304                1
                               328   EUR       375      4/30/02          326               (2)
                                50   GBP        35      4/30/02           50               --
                               525   JPY    70,000       5/1/02          529                4
                             1,066   JPY   143,000       5/1/02        1,080               14
                             2,744   JPY   368,000       5/1/02        2,779               35
                               148   AUD       290      5/31/02          154                6
                               156   AUD       305      5/31/02          162                6
                               538   AUD     1,055      5/31/02          560               22
                             2,496   EUR     2,875      5/31/02        2,497                1
                                                                               --------------
                                                                               US$         92
                                                                               --------------
Sales:                 SEK   4,585   US$       432      4/29/02   US$    441   US$         (9)
                       EUR     375             325      4/30/02          326               (1)
                       JPY 176,000           1,315       5/1/02        1,329              (14)
                       JPY  29,000             218       5/1/02          219               (1)
                       CAD     225             140      5/31/02          141               (1)
                                                                               --------------
                                                                               US$        (26)
                                                                               --------------
                                                                               US$         66
                                                                               --------------
High Yield
Purchases:             US$     117   EUR       135      4/30/02   US$    117   US$         --
                             1,778   GBP     1,255      4/30/02        1,784                6
                                                                               --------------
                                                                               US$          6
                                                                               --------------
Sales:                 EUR  12,207   US$    10,515      4/30/02   US$ 10,616   US$       (101)
                       GBP  12,000          16,831      4/30/02       17,058             (227)
                       EUR   8,345           7,247      4/30/02        7,258              (11)
                                                                               --------------
                                                                               US$       (339)
                                                                               --------------
                                                                               US$       (333)
                                                                               ==============

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
International Fixed Income
Purchases:             US$   1,258   GBP       885      4/30/02   US$  1,258   US$         --
                             1,188   JPY   158,000       5/1/02        1,193                5
                             9,642   JPY 1,293,000       5/1/02        9,765              123
                               172   JPY    23,000       5/1/02          174                2
                             3,361   JPY   451,000       5/1/02        3,406               45
                             1,466   AUD     2,875      5/31/02        1,527               61
                               686   AUD     1,345      5/31/02          714               28
                             3,769   CAD     6,000      5/31/02        3,764               (5)
                             4,198   EUR     4,835      5/31/02        4,200                2
                               933   EUR     1,075      5/31/02          934                1
                               951   EUR     1,085      5/31/02          942               (9)
                                                                               --------------
                                                                               US$        253
                                                                               --------------
Sales:                 SEK   6,940   US$       655      4/29/02   US$    668   US$        (13)
                       SEK   4,865             457      4/29/02          469              (12)
                       DKK  12,345           1,428      4/30/02        1,444              (16)
                       DKK  15,500           1,802      4/30/02        1,813              (11)
                       GBP     560             797      4/30/02          796                1
                       JPY 408,000           3,125       5/1/02        3,081               44
                       EUR   4,835           4,220      5/31/02        4,200               20
                       EUR     315             275      5/31/02          274                1
                                                                               --------------
                                                                               US$         14
                                                                               --------------
                                                                               US$        267
                                                                               --------------
Multi-Asset-Class
Purchases:             US$   1,944   EUR     2,260      4/29/02   US$  1,966   US$         22
                               393   EUR       450      4/30/02          391               (2)
                             2,604   GBP     1,850      4/30/02        2,630               26
                               626   JPY    84,000       5/1/02          634                8
                               277   AUD       545      5/31/02          289               12
                               440   CAD       700      5/31/02          439               (1)
                             6,155   EUR     7,023      9/11/02        6,081              (74)
                                                                               --------------
                                                                               US$         (9)
                                                                               --------------
Sales:                 SEK   1,410   US$       132      4/29/02   US$    136   US$         (4)
                       DKK   1,175             136      4/30/02          137               (1)
                       DKK     460              53      4/30/02           53               --
                       EUR     670             582      4/30/02          583               (1)
                       GBP     110             154      4/30/02          156               (2)
                       GBP      85             121      4/30/02          121               --

142

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
                       JPY  14,000             107       5/1/02   US$    105   US$          2
                       JPY 579,000           4,601      9/11/02        4,411              190
                                                                               --------------
                                                                               US$        184
                                                                               --------------
                                                                               US$        175
                                                                               --------------

---------------
AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona
US$ -- U.S. Dollar

 4. Futures Contracts: At March 31, 2002, the following Portfolios had futures contracts open:

                                                                   UNREALIZED
                            NUMBER     AGGREGATE                  APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
Purchases:
 Core Plus Fixed Income
   U.S. Treasury
     5 yr. Note                   54    US $5,625       Jun-02   $          (24)
   U.S. Treasury
     10 yr. Note                  16   US$  1,644       Jun-02               (4)
 Special Purpose Fixed
   Income
   U.S. Treasury
     10 yr. Note                 170   US $17,493       Jun-02              (76)
 Investment Grade Fixed
   Income
   U.S. Treasury
     5 yr. Note                  131   US$ 13,674       Jun-02              (85)
   U.S. Treasury
     10 yr. Note                  88   US$  9,040       Jun-02              (24)
 U.S. Core Fixed Income
   U.S. Treasury
     5 yr. Note                  219   US$ 22,916       Jun-02   $         (198)
   U.S. Treasury 10 yr.
     Note                         76   US$  7,807       Jun-02              (20)

                                                                   UNREALIZED
                            NUMBER     AGGREGATE                  APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Global Fixed
   Euro-Schatz                    28   US$  2,500       Jun-02   $          (12)
   Euro-Bobl                       2   US$    182       Jun-02               (2)
   Euro-Bond                       3   US$    276       Jun-02               (2)
   Japanese Yen
     10 yr. Bond                   2   JPY  2,069       Jun-02               13
 Intermediate Duration
   U.S. Agency
     10 yr. Note                  15   US$  1,472       Jun-02              (55)
   U.S. Treasury
     5 yr. Note                  249   US$ 25,830       Jun-02             (538)
 International Fixed
   Income
   Japanese Yen
     10 yr. Bond                   8   JPY  8,327       Jun-02               51
 Limited Duration
   U.S. Treasury
     2 yr. Note                  411   US$ 84,910       Jun-02             (777)
   U.S. Treasury
     5 yr. Note                  314   US$ 32,573       Jun-02             (445)
   U.S. Treasury
     Long Bond                    87   US$  8,540       Jun-02             (237)
 Municipal
   U.S. Treasury
     2 yr. Note                  208   US$ 42,972       Jun-02             (204)
   U.S. Treasury
     5 yr. Note                  162   US$ 16,805       Jun-02             (363)
   U.S. Treasury
     10 yr. Note                 285   US$ 29,199       Jun-02           (1,026)
 Balanced
   U.S. Treasury
     5 yr. Note                    8   US$    830       Jun-02               (3)
   U.S. Treasury
     10 yr. Note                  33   US$  3,381       Jun-02               (9)

                                                                             143
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                   UNREALIZED
                            NUMBER     AGGREGATE                  APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Multi-Asset-Class
   DJ Euro Stoxx 50 Index        160   EUR  5,196       Jun-02   $          (14)
   FTSE 100 Index                 64   GBP  4,808       Jun-02               (6)
   Hang Seng Index                 5   HKD    353       Apr-02                9
   SPI 200 Index                  17   AUD    773       Jun-02                2
   TOPIX Index                    75   JPY  6,102       Jun-02              349
   U.S. Treasury
     5 yr. Note                    3   US$    311       Jun-02               (7)
   U.S. Treasury
     10 yr. Note                  26   US$  2,664       Jun-02              (18)
Sales:
 Core Plus Fixed Income
   U.S. Treasury Long
     Bond                        147   US$ 14,429       Jun-02               93
 Special Purpose Fixed
   Income
   U.S. Treasury
     5 yr. Note                   28   US$  2,748       Jun-02               74
   U.S. Treasury Short
     Bond                        149   US$ 15,456       Jun-02              345
 Investment Grade Fixed
   Income
   U.S. Treasury Short
     Bond                         35   US$  3,435       Jun-02               83
 U.S. Core Fixed Income
   U.S. Treasury Short
     Bond                          1   US$     98       Jun-02               --
 Global Fixed Income
   U.S. Treasury
     2 yr. Note                    2   US$    413       Jun-02                5
   U.S. Treasury
     5 yr. Note                   16   US$  1,701       Jun-02               40
   U.S. Treasury
     10 yr. Note                  37   US$  3,791       Jun-02              106
   U.S. Treasury Short
     Bond                          1   US$    196       Jun-02                1
 High Yield
   U.S. Treasury
     5yr. Note                   240   US$ 24,896       Jun-02              530

                                                                   UNREALIZED
                            NUMBER     AGGREGATE                  APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Intermediate Duration
   U.S. Treasury
     10 yr. Note                  48   US$  4,918       Jun-02   $           62
   U.S. Treasury Long
     Bond                         39   US$  3,828       Jun-02              176
 Limited Duration
   U.S. Treasury
     10 yr. Note                 682   US$ 69,873       Jun-02            1,543
 Municipal
   U.S. Treasury Long
     Bond                        553   US$ 54,280       Jun-02            2,175
 Balanced
   U.S. Treasury Long
     Bond                         12   US$  1,178       Jun-02               10
 Multi-Asset-Class
   U.S. Treasury Long
     Bond                          4   US$    393       Jun-02                5
   U.S. Treasury 5 yr.
     Note                         21   US$  2,178       Jun-02               31
   U.S. Treasury
     10 yr. Note                   2   US$    205       Jun-02                5

---------------
AUD -- Australian Dollar
EUR -- Euro
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
US$ -- U.S. Dollar

 5. Swap Agreements: At March 31, 2002, the following Portfolios had open Swap
    Agreements:

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
Core Plus Fixed Income
$ 21,500   Agreement with Bank of America Corp. terminating
           April 29, 2002 to pay 7.5 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $   (53)

144

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 17,500   Agreement with Bank of America Corp. terminating
           May 17, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $  (171)
$  8,700   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (63)
$ 17,500   Agreement with Bank of America Corp. terminating
           June 14, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 (171)
$ 32,000   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                  (110)
$ 17,000   Agreement with Bank of America Corp. terminating
           June 27, 2002 to pay 9 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 (140)
$ 22,100   Agreement with Credit Suisse First Boston
           terminating July 31, 2002 to pay 3 month LIBOR
           and receive if positive (pay if negative), the
           total rate of return on the Lehman Brothers
           Commercial Mortgage-Backed Securities -- Index
           Investment Grade.                                       (132)
$  9,225   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 (252)
$  9,225   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 (252)
$ 18,150   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 (224)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 44,800   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $  (797)
$ 25,000   Agreement with Lehman Brothers terminating
           September 30, 2002 to pay 1 year LIBOR, and
           receive if positive (pay if negative), the total
           rate of return on the Lehman Brothers CMBS
           Index.                                                  (253)
$ 12,000   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (54)
$  6,200   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (49)
$ 32,000   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                  (178)
$ 27,000   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                  (735)
$ 10,000   Agreement with Deutsche Bank terminating
           December 14, 2006 to pay at a fixed rate of
           0.34% and receive, in the event of a negative
           credit event affecting the International
           Business Machines Corp. 5.375% Note maturing
           2/1/2009, a payment of $1,000,000 (in the event
           of a missed payment by the issuer) or
           $10,000,000 (in the event of bankruptcy by the
           issuer).                                                  54
$  7,240   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $724,000 (in the event of a missed
           payment by the issuer) or $7,240,000 (in the
           event of bankruptcy by the issuer).                        6
$136,300   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                            830

                                                                             145
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$136,250   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                        $   355
$ 19,850   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.           1,266
                                                                -------
                                                                $(1,123)
                                                                -------
Special Purpose Fixed Income
$  3,000   Agreement with Merrill Lynch terminating January
           31, 2002 to pay 6 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                               $   (10)
$  1,750   Agreement with Bank of America Corp. terminating
           May 17, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (17)
$  1,625   Agreement with Bank of America Corp. terminating
           June 14, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (16)
$    855   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (23)
$  1,500   Agreement with Credit Suisse First Boston
           terminating July 31, 2002 to pay 3 month LIBOR
           and receive if positive (pay if negative), the
           total rate of return on the Lehman Brothers
           Commercial Mortgage-Backed Securities -- Index
           Investment Grade.                                         (9)
$    810   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (6)
$    850   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (2)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    855   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $   (23)
$  3,500   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (62)
$  1,650   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (13)
$  2,500   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (14)
$  2,100   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (57)
$    480   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $48,000 (in the event of a missed
           payment by the issuer) or $480,000 (in the event
           of bankruptcy by the issuer).                             --
$  9,000   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                             55
$  8,950   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                             23
$  1,350   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.              86
                                                                -------
                                                                $   (88)
                                                                -------

146

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
Investment Grade Fixed Income
$  1,500   Agreement with Bank of America Corp. terminating
           April 29, 2002 to pay 7.5 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    (4)
$    590   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)
$  2,200   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (8)
$  1,250   Agreement with Bank of America Corp. terminating
           June 27, 2002 to pay 9 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (10)
$  1,000   Agreement with Bank of America Corp. terminating
           July 11, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)
$    625   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (17)
$  1,500   Agreement with Credit Suisse First Boston
           terminating July 31, 2002 to pay 3 month LIBOR
           and receive if positive (pay if negative), the
           total rate of return on the Lehman Brothers
           Commercial Mortgage-Backed Securities -- Index
           Investment Grade.                                         (9)
$    630   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (17)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,350   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $   (41)
$  3,500   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (62)
$    650   Agreement with Lehman Brothers terminating
           September 30, 2002 to pay 1 year LIBOR, and
           receive if positive (pay if negative), the total
           rate of return on the Lehman Brothers CMBS
           Index.                                                    (7)
$  1,100   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (5)
$  1,500   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (12)
$  2,100   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (12)
$  1,700   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (46)
$    510   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $51,000 (in the event of a missed
           payment by the issuer) or $510,000 (in the event
           of bankruptcy by the issuer).                             --
$  9,875   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                             60
$  9,875   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                             26

                                                                             147
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,250   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.         $    80
                                                                -------
                                                                $   (92)
                                                                -------
U.S. Core Fixed Income
$    900   Agreement with Bank of America Corp. terminating
           April 29, 2002 to pay 7.5 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    (2)
$    360   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (3)
$  1,350   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (5)
$  1,100   Agreement with Bank of America Corp. terminating
           June 27, 2002 to pay 9 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (9)
$  1,000   Agreement with Bank of America Corp. terminating
           July 11, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)
$    380   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (10)
$    380   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (10)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  2,150   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $   (26)
$  4,000   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (71)
$    650   Agreement with Lehman Brothers terminating
           September 30, 2002 to pay 1 year LIBOR, and
           receive if positive (pay if negative), the total
           rate of return on the Lehman Brothers CMBS
           Index.                                                    (7)
$  1,850   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (8)
$  2,150   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (17)
$  1,350   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (8)
$  1,200   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (33)
$    460   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $46,000 (in the event of a missed
           payment by the issuer) or $460,000 (in the event
           of bankruptcy by the issuer).                             --
$  8,000   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                             49
$  8,050   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                             21

148

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.         $    57
                                                                -------
                                                                $   (86)
                                                                -------
Intermediate Duration
$    400   Agreement with Bank of America Corp. terminating
           April 29, 2002 to pay 7.5 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    (1)
$    140   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (1)
$    550   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (2)
$    150   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)
$    150   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)
$    850   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (11)
$    375   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (2)
$    550   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (15)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    185   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $18,500 (in the event of a missed
           payment by the issuer) or $185,000 (in the event
           of bankruptcy by the issuer).                        $    --
$  1,350   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                              8
$  1,350   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                              4
                                                                -------
                                                                $   (28)
                                                                -------
Balanced
$    450   Agreement with Bank of America Corp. terminating
           April 29, 2002 to pay 7.5 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (1)
$  1,000   Agreement with Bank of America Corp. terminating
           May 17, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (10)
$    400   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (3)
$    900   Agreement with Bank of America Corp. terminating
           June 14, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (9)
$  2,100   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (7)
$  1,000   Agreement with Bank of America Corp. terminating
           July 11, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (4)

                                                                             149
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    425   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $   (12)
$    425   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (12)
$  1,150   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 35
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (14)
$  1,900   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (34)
$    750   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (3)
$  1,500   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (12)
$  1,600   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (9)
$  1,300   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (35)
$    330   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $33,000 (in the event of a missed
           payment by the issuer) or $330,000 (in the event
           of bankruptcy by the issuer).                        $    --

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  6,350   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                        $    39
$  6,350   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                             17
$    900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.              57
                                                                -------
                                                                $   (52)
                                                                -------
Multi-Asset-Class
$    190   Agreement with Bank of America Corp. terminating
           May 17, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (2)
$     75   Agreement with Bank of America Corp. terminating
           May 29, 2002 to pay 8 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (1)
$    185   Agreement with Bank of America Corp. terminating
           June 14, 2002 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (2)
$    275   Agreement with Merrill Lynch terminating June
           17, 2002 to pay 3 month LIBOR less 30 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (1)
$    375   Agreement with Bank of America Corp. terminating
           July 11, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (2)
$     80   Agreement with Bank of America Corp. terminating
           July 31, 2002 to pay 3 month LIBOR less 32 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (2)

150

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$     80   Agreement with Bank of America Corp. terminating
           August 30, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    (2)
$    375   Agreement with Bank of America Corp. terminating
           September 20, 2002 to pay 3.5 month LIBOR less
           33 basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (7)
$    275   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 33
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (1)
$    250   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    (7)
$     50   Agreement with JPMorgan Chase Bank terminating
           March 22, 2007 to pay at a fixed rate of 0.40%
           and receive, in the event of a negative credit
           event affecting the H.J. Heinz Co. 6.625%
           Private Placement Bond maturing 7/15/2011, a
           payment of $5,000 (in the event of a missed
           payment by the issuer) or $50,000 (in the event
           of bankruptcy by the issuer).                             --
$    925   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                              6
$    900   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                              2
$    150   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.              10
                                                                -------
                                                                $    (9)
                                                                -------

---------------
LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At September 30, 2001, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                              EXPIRATION DATE
                                               SEPTEMBER 30,
                                                   (000)
                                  ----------------------------------------
PORTFOLIO                         2003   2004    2007     2008      2009
--------------------------------------------------------------------------
Core Plus Fixed Income            $--    $--    $   --   $ 8,107   $    --
Investment Grade Fixed Income      --     --     1,082     5,127        --
U.S. Core Fixed Income             --     --        --     1,704        --
Global Fixed Income                --     --        --        92     1,576
High Yield                         --     --       718    12,236    26,962
Intermediate Duration              --     --        --       738        --
International Fixed Income         --     --        --        --     1,532
Limited Duration                  779    172        --     1,717        --
Municipal                          --     --        --     1,040     1,279
Balanced                           --     --        --        --     4,254
Multi-Asset-Class                  --     --        --        --     1,364

To the extent that capital gains are offset, such gains will not be distributed to shareholders.

I. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

                                                                             151
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolios that lend securities receive cash as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of loaned securities and related collateral outstanding at March 31, 2002 are as follows:

                                                    VALUE OF
                                                     LOANED       VALUE OF
                                                   SECURITIES    COLLATERAL
PORTFOLIO                                            (000)         (000)
---------------------------------------------------------------------------
Core Plus Fixed Income                              $175,707      $178,217
Special Purpose Fixed Income                          31,153        31,929
Investment Grade Fixed Income                         18,833        19,303
U.S. Core Fixed Income                                 6,116         6,302
High Yield                                           111,069       113,567
Balanced                                              88,702        90,088

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

PORTFOLIO                                                     (000)
-------------------------------------------------------------------
Core Plus Fixed Income                                        $ 85
Special Purpose Fixed Income                                    79
Investment Grade Fixed Income                                   22
U.S. Core Fixed Income                                          47
High Yield                                                     315
Balanced                                                        22

J. OTHER. At March 31, 2002, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2002, approximately 63.5% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

MBIA                                                          22.4%
AMBAC                                                         15.1
FGIC                                                          13.2

At March 31, 2002, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                        PERCENTAGE
                                                       OF OWNERSHIP
                                           ------------------------------------
                                           INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                                      CLASS         CLASS       CLASS
-------------------------------------------------------------------------------
Core Plus Fixed Income                             13.0%         64.9%     75.4%
Special Purpose Fixed Income                        25.4           --        --
Investment Grade Fixed Income                       39.5           --        --
U.S. Core Fixed Income                              44.1           --      94.2
Cash Reserves                                       66.3        100.0        --
Global Fixed Income                                 86.3           --        --
High Yield                                          29.1         72.1      88.6
Intermediate Duration                               74.2        100.0        --
International Fixed Income                          90.9           --        --
Limited Duration                                    47.0           --        --
Municipal                                           27.9           --        --
Balanced                                            46.6         99.3      90.4
Multi-Asset-Class                                   69.9        100.0        --

SHAREHOLDER MEETING. On October 11, 2001, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal represented and the total number of shares voted:

PROPOSAL:

1. To elect the following Trustees:

                                                   VOTES IN      VOTES
                                                   FAVOR OF     AGAINST
------------------------------------------------------------------------
John D. Barrett II                                835,541,411  6,273,826
Barton M. Biggs                                   835,526,144  6,289,093
Thomas P. Gerrity                                 835,544,905  6,270,332
Gerard E. Jones                                   835,541,316  6,273,921
Joseph J. Kearns                                  835,534,588  6,280,649
Vincent R. McLean                                 834,401,728  7,413,509
C. Oscar Morong, Jr.                              835,542,348  6,272,889
William G. Morton, Jr.                            835,527,493  6,287,744
Michael Nugent                                    834,403,468  7,411,769
Fergus Reid                                       835,540,913  6,274,324
Ronald E. Robison                                 835,536,348  6,278,889

K. SUBSEQUENT EVENTS:

On January 23, 2002, the Fund's Board of Directors, on behalf of the Investment Grade Fixed Income and High Yield Portfolios, approved a merger into these Portfolios of the Fixed Income III and High Yield II Portfolios of Morgan Stanley Institutional Fund, Inc.

152

(the "Company"). Specifically, the Board approved an Agreement and Plan of Reorganization by and between the Company and the Fund, pursuant to which substantially all of the assets of the Fixed Income III and High Yield II Portfolios would be combined with those of the Investment Grade Fixed Income and High Yield Portfolios, respectively, of the Fund, and shareholders of the Fixed Income III and High Yield II Portfolios would become shareholders of the Investment Grade Fixed Income and High Yield Portfolios, respectively, receiving shares of the Investment Grade Fixed Income and High Yield Portfolios, respectively, equal to the value of their respective holdings in the Fixed Income III and High Yield II Portfolios. This Reorganization is subject to the approval of the shareholders of the Fixed Income III and High Yield II Portfolios at a special meeting of shareholders scheduled to be held May 15, 2002 (the "special meeting of shareholders").

Additionally, the Fund's Board of Directors approved the combination of the assets of the Special Purpose Fixed Income Portfolio with the assets of the Core Plus Fixed Income Portfolio in exchange for shares of the Core Plus Fixed Income Portfolio. This combination is subject to the approval of the shareholders of the Special Purpose Fixed Income Portfolio at the special meeting of shareholders.

TRUSTEES

Barton M. Biggs
Chairman of the Board
Chairman and Director,
Morgan Stanley Investment Management Inc. and
Morgan Stanley Investment Management Limited;
Managing Director, Morgan Stanley & Co.

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
Investment Consultant

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Chairman Emeritus,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman and Chief Executive Officer,
Lumelite Plastics Corporation

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428
            OFFICERS

            Ronald E. Robison
            President & Trustee

            Stefanie V. Chang
            Vice President

            Lorraine Truten
            Vice President

            James W. Garrett
            Treasurer

            Mary E. Mullin
            Secretary

            Belinda A. Brady
            Assistant Treasurer



            CUSTODIAN

            JPMorgan Chase Bank
            3 Chase MetroTech Center
            Brooklyn, New York 11245

            LEGAL COUNSEL

            Mayer, Brown & Platt LLP
            1675 Broadway
            New York, New York 10019

            INDEPENDENT AUDITORS

            Deloitte and Touche LLP
            200 Berkeley Street
            Boston, MA 02116
            USA

                      Morgan Stanley Investment Management
                         Morgan Stanley Investments LP

                                One Tower Bridge
                          100 Front Street, Suite 1100
                        West Conshohocken, PA 19428-2899
        Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                           930-fibaleqseman-0502